UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 to April 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
April 30, 2022
Classes A, C, I, P, P3, R, R6 and W
Global and International Funds
■
Voya Global Bond Fund

■
Voya Global High Dividend Low Volatility Fund

■
Voya Global Perspectives® Fund

■
Voya Multi-Manager International Small Cap Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Inflation and Rising Interest Rates Pressure Financial Markets, but Fundamentals Look Solid
Dear Shareholder,
The early months of 2022 have brought remarkable shifts of the investment landscape and asset prices. Russia’s invasion of Ukraine has continued to disrupt energy markets, increasing the likelihood of recession in Europe and making it harder for policymakers to quell inflation, in our opinion. Fears that the U.S. Federal Reserve will have to raise interest rates aggressively have thrown a wet towel over the markets. U.S. equity markets have seen heavy outflows as investors gauge rate hikes to come. Compounding the pain, long-term interest rates have risen sharply, leading to losses across most fixed-income asset classes.
Despite continued volatility, we believe anxiety should give way to stability as inflation peaks and as investors gain greater clarity on the path of interest rates, which we believe could allow stock markets to find their footing. Meanwhile, U.S. corporate fundamentals seem generally healthy, in our view.
This still leaves the question of what to do here and now. Uncertainty can make it difficult to stick to your investment plan. We believe the best course is to stay focused on your long-term goals and don’t get distracted by short-term market fluctuations. Should your long-term goals change, discuss the situation with your financial advisor before making any changes to your investment portfolio. Regardless of events, we at Voya remain fully committed to serving our clients without disruption.
We appreciate your trust in Voya and we look forward to continuing our work with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 27, 2022
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*
Voya Global Bond Fund
Class A	$1,000.00	$871.20	0.90%	$4.18	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	868.20	1.65	7.64	1,000.00	1,016.61	1.65	8.25
Class I	1,000.00	872.60	0.65	3.02	1,000.00	1,021.57	0.65	3.26
Class P	1,000.00	873.70	0.13	0.60	1,000.00	1,024.15	0.13	0.65
Class P3	1,000.00	874.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	869.70	1.15	5.33	1,000.00	1,019.09	1.15	5.76
Class R6	1,000.00	872.10	0.61	2.83	1,000.00	1,021.77	0.61	3.06
Class W	1,000.00	871.20	0.65	3.02	1,000.00	1,021.57	0.65	3.26
Voya Global High Dividend Low Volatility Fund
Class A	$1,000.00	$983.50	0.85%	$4.18	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	979.90	1.60	7.85	1,000.00	1,016.86	1.60	8.00
Class I	1,000.00	984.70	0.60	2.95	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	984.90	0.57	2.81	1,000.00	1,021.97	0.57	2.86
Class W	1,000.00	984.70	0.60	2.95	1,000.00	1,021.82	0.60	3.01

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*
Voya Global Perspectives® Fund**
Class A	$1,000.00	$869.10	0.59%	$2.73	$1,000.00	$1,021.87	0.59%	$2.96
Class C	1,000.00	865.60	1.34	6.20	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	870.00	0.34	1.58	1,000.00	1,023.11	0.34	1.71
Class R	1,000.00	868.00	0.84	3.89	1,000.00	1,020.63	0.84	4.21
Class W	1,000.00	870.20	0.34	1.58	1,000.00	1,023.11	0.34	1.71
Voya Multi-Manager International Small Cap Fund
Class A	$1,000.00	$869.80	1.53%	$7.09	$1,000.00	$1,017.21	1.53%	$7.65
Class C	1,000.00	866.70	2.28	10.55	1,000.00	1,013.49	2.28	11.38
Class I	1,000.00	871.30	1.20	5.57	1,000.00	1,018.84	1.20	6.01
Class P3	1,000.00	876.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class W	1,000.00	870.80	1.28	5.94	1,000.00	1,018.45	1.28	6.41

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**
The annualized expense ratios do not include expenses of underlying funds.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
ASSETS:
Investments in securities at fair value+*	$320,014,448	$276,717,220	$—
Investments in affiliated underlying funds at fair value*	—	—	119,262,810
Investments in unaffiliated underlying funds at fair value**	—	—	13,340,597
Short-term investments at fair value †	22,016,648	5,539,517	—
Cash	2,187,748	5,317	86,524
Cash collateral for futures contracts	1,450,000	—	—
Cash pledged for centrally cleared swaps (Note 2)	2,136,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	7,700,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	268,000	—	—
Foreign currencies at value ‡	367,692	34,775	—
Receivables:
Investment securities sold	2,744,684	—	—
Investment securities sold on a delayed-delivery or when-issued basis	6,565,320	—	—
Fund shares sold	285,508	25,177	400,951
Dividends	946	634,592	—
Interest	2,995,300	—	—
Foreign tax reclaims	4,816	486,375	—
Variation margin on futures contracts	990,314	—	—
Unrealized appreciation on forward foreign currency contracts	3,831,867	—	—
Unrealized appreciation on OTC swap agreements	25,541	—	—
Prepaid expenses	59,455	49,617	51,774
Reimbursement due from Investment Adviser	34,125	28,887	2,202
Other assets	13,127	39,575	1,558
Total assets	373,691,539	283,561,052	133,146,416
LIABILITIES:
Income distribution payable	5,954	—	—
Payable for investment securities purchased	4,444,502	—	—
Payable for investments in affiliated underlying funds purchased	—	—	348,596
Payable for investment securities purchased on a delayed-delivery or when-issued basis	29,273,941	—	—
Payable for fund shares redeemed	186,141	61,295	199,041
Payable upon receipt of securities loaned	3,301,172	1,600,517	—
Unrealized depreciation on forward foreign currency contracts	10,472,060	—	—
Unrealized depreciation on OTC swap agreements	107,913	—	—
Variation margin payable on centrally cleared swaps	95,646	—	—
Cash received as collateral for OTC derivatives (Note 2)	20,000	—	—
Payable for investment management fees	145,604	118,556	25,798
Payable for distribution and shareholder service fees	9,230	50,654	29,999
Payable to trustees under the deferred compensation plan (Note 6)	13,127	39,575	1,558
Payable for trustee fees	952	732	360
Payable for IRS closing agreement fees for European Union tax reclaims (Note 2.I)	—	3,550,000	—
Other accrued expenses and liabilities	85,741	277,382	50,036
Written options, at fair value^	215,100	—	—
Total liabilities	48,377,083	5,698,711	655,388
NET ASSETS	$325,314,456	$277,862,341	$132,491,028
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$378,527,759	$288,360,978	$149,858,406
Total distributable loss	(53,213,303)	(10,498,637)	(17,367,378)
NET ASSETS	$325,314,456	$277,862,341	$132,491,028
+ Including securities loaned at value	$3,218,392	$1,524,141	$—
* Cost of investments in securities	$346,822,942	$253,750,864	$—
* Cost of investments in affiliated underlying funds	$—	$—	$144,985,296
** Cost of investments in unaffiliated underlying funds	$—	$—	$11,543,721
† Cost of short-term investments	$22,016,938	$5,539,517	$—
‡ Cost of foreign currencies	$366,040	$35,023	$—
^ Premiums received on written options	$125,808	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited) (continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
Class A
Net assets	$28,545,583	$219,569,208	$84,604,919
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	3,576,797	5,421,323	8,376,312
Net asset value and redemption price per share†	$7.98	$40.50	$10.10
Maximum offering price per share (5.75%)(1)	$8.18(2)	$42.97	$10.72
Class C
Net assets	$1,074,464	$4,417,828	$3,837,322
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	135,372	117,570	384,418
Net asset value and redemption price per share†	$7.94	$37.58	$9.98
Class I
Net assets	$123,528,759	$50,222,210	$7,855,805
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	15,559,570	1,228,447	773,690
Net asset value and redemption price per share	$7.94	$40.88	$10.15
Class P
Net assets	$110,174	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$—	n/a	n/a
Shares outstanding	13,782	n/a	n/a
Net asset value and redemption price per share	$7.99	n/a	n/a
Class P3
Net assets	$3,298,245	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$—	n/a	n/a
Shares outstanding	414,380	n/a	n/a
Net asset value and redemption price per share	$7.96	n/a	n/a
Class R
Net assets	$5,215,750	n/a	$20,228,163
Shares authorized	unlimited	n/a	unlimited
Par value	$—	n/a	$—
Shares outstanding	652,516	n/a	2,005,253
Net asset value and redemption price per share	$7.99	n/a	$10.09
Class R6
Net assets	$90,334,934	$120,069	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$—	$—	n/a
Shares outstanding	11,343,397	2,938	n/a
Net asset value and redemption price per share	$7.96	$40.86	n/a
Class W
Net assets	$73,206,547	$3,533,026	$15,964,819
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	9,344,025	86,481	1,567,868
Net asset value and redemption price per share	$7.83	$40.85	$10.18

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)
Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited)

Voya Multi-Manager International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$215,687,346
Short-term investments at fair value †	3,891,153
Foreign currencies at value ‡	311,543
Receivables:
Investment securities and currencies sold	256,689
Fund shares sold	361,733
Dividends	975,822
Foreign tax reclaims	242,814
Unrealized appreciation on forward foreign currency contracts	13
Prepaid expenses	50,185
Reimbursement due from Investment Adviser	20,110
Other assets	10,505
Total assets	221,807,913
LIABILITIES:
Payable for investment securities and currencies purchased	332,504
Payable for fund shares redeemed	47,116
Payable upon receipt of securities loaned	1,303,811
Payable for investment management fees	187,562
Payable for distribution and shareholder service fees	14,347
Payable to trustees under the deferred compensation plan (Note 6)	10,505
Payable for trustee fees	557
Other accrued expenses and liabilities	120,548
Total liabilities	2,016,950
NET ASSETS	$219,790,963
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$221,161,150
Total distributable loss	(1,370,187)
NET ASSETS	$219,790,963
+ Including securities loaned at value	$1,227,237
* Cost of investments in securities	$220,681,396
† Cost of short-term investments	$3,891,153
‡ Cost of foreign currencies	$313,316
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited) (continued)

Voya Multi-Manager International Small Cap Fund
Class A
Net assets	$56,639,664
Shares authorized	unlimited
Par value	$—
Shares outstanding	1,019,228
Net asset value and redemption price per share†	$55.57
Maximum offering price per share (5.75%)(1)	$58.96
Class C
Net assets	$2,513,500
Shares authorized	unlimited
Par value	$—
Shares outstanding	49,747
Net asset value and redemption price per share†	$50.53
Class I
Net assets	$131,108,242
Shares authorized	unlimited
Par value	$—
Shares outstanding	2,372,305
Net asset value and redemption price per share	$55.27
Class P3
Net assets	$4,106
Shares authorized	unlimited
Par value	$—
Shares outstanding	71
Net asset value and redemption price per share	$58.13
Class W
Net assets	$29,525,451
Shares authorized	unlimited
Par value	$—
Shares outstanding	419,134
Net asset value and redemption price per share	$70.44

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2022 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,053	$4,276,560	$—
Dividends from affiliated underlying funds	—	—	1,642,940
Dividends from unaffiliated underlying funds	—	—	242,072
Interest, net of foreign taxes withheld*	5,254,562	—	—
Securities lending income, net	4,792	286	—
Other (Note 2.I)	—	5,445,736	—
Less: IRS closing agreement fees for European Union tax reclaims (Note 2.I)	—	(3,550,000)	—
Total investment income	5,261,407	6,172,582	1,885,012
EXPENSES:
Investment management fees	943,492	726,232	157,668
Distribution and shareholder service fees:
Class A	41,170	284,036	110,400
Class C	6,384	24,806	21,694
Class R	14,420	—	57,567
Transfer agent fees:
Class A	26,868	186,806	35,956
Class C	1,039	4,079	1,766
Class I	59,852	20,490	2,763
Class P	14	—	—
Class P3	32	—	—
Class R	4,712	—	9,373
Class R6	205	412	—
Class W	67,324	3,048	7,409
Shareholder reporting expense	35,880	20,755	2,380
Registration fees	60,194	35,249	41,353
Professional fees	31,594	17,242	16,290
Custody and accounting expense	67,215	24,435	7,240
Trustee fees	4,757	3,661	1,801
Miscellaneous expense	4,733	7,409	5,132
Interest expense	—	200	—
Total expenses	1,369,885	1,358,860	478,792
Waived and reimbursed fees	(108,831)	(175,650)	(45,277)
Net expenses	1,261,054	1,183,210	433,515
Net investment income	4,000,353	4,989,372	1,451,497
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,507,320)	11,158,975	—
Sale of affiliated underlying funds	—	—	768,346
Sale of unaffiliated underlying funds	—	—	458,814
Capital gain distributions from affiliated underlying funds	—	—	11,296,572
Forward foreign currency contracts	(10,271,152)	—	—
Foreign currency related transactions	1,040,503	53,150	—
Futures	1,507,975	—	—
Swaps	(3,479,919)	—	—
Written options	1,207,018	—	—
Net realized gain (loss)	(16,502,895)	11,212,125	12,523,732
Net change in unrealized appreciation (depreciation) on:
Investments	(32,363,079)	(20,570,265)	—
Affiliated underlying funds	—	—	(32,681,786)
Unaffiliated underlying funds	—	—	(1,173,343)
Forward foreign currency contracts	(6,836,688)	—	—
Foreign currency related transactions	286,739	(56,652)	—
Futures	828,206	—	—
Swaps	296,355	—	—
Written options	(84,704)	—	—
Net change in unrealized appreciation (depreciation)	(37,873,171)	(20,626,917)	(33,855,129)
Net realized and unrealized loss	(54,376,066)	(9,414,792)	(21,331,397)
Decrease in net assets resulting from operations	$(50,375,713)	$(4,425,420)	$(19,879,900)
* Foreign taxes withheld	$14,254	$240,287	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2022 (Unaudited)

Voya Multi-Manager International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,218,941
Securities lending income, net	9,663
Total investment income	3,228,604
EXPENSES:
Investment management fees	1,104,955
Distribution and shareholder service fees:
Class A	75,964
Class C	12,898
Transfer agent fees:
Class A	33,772
Class C	1,434
Class I	46,455
Class P3	21
Class W	17,715
Shareholder reporting expense	6,585
Registration fees	52,652
Professional fees	20,213
Custody and accounting expense	112,947
Trustee fees	2,785
Miscellaneous expense	10,263
Interest expense	1,535
Total expenses	1,500,194
Waived and reimbursed fees	(50,991)
Brokerage commission recapture	(1,783)
Net expenses	1,447,420
Net investment income	1,781,184
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,778,743
Forward foreign currency contracts	(3,988)
Foreign currency related transactions	(52,304)
Net realized gain	4,722,451
Net change in unrealized appreciation (depreciation) on:
Investments	(37,561,980)
Forward foreign currency contracts	13
Foreign currency related transactions	(58,933)
Net change in unrealized appreciation (depreciation)	(37,620,900)
Net realized and unrealized loss	(32,898,449)
Decrease in net assets resulting from operations	$(31,117,265)
* Foreign taxes withheld	$417,326
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$4,000,353	$8,597,128	$4,989,372	$6,154,672
Net realized gain (loss)	(16,502,895)	(6,794,482)	11,212,125	36,567,428
Net change in unrealized appreciation (depreciation)	(37,873,171)	(5,900,117)	(20,626,917)	34,092,824
Increase (decrease) in net assets resulting from operations	(50,375,713)	(4,097,471)	(4,425,420)	76,814,924
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(247,245)	(134,471)	(2,238,442)	(4,752,521)
Class C	(4,939)	(11,941)	(33,401)	(91,364)
Class I	(1,339,161)	(158,366)	(561,896)	(1,326,578)
Class P	(1,315)	(645)	—	—
Class P3	(32,005)	(11,082)	—	—
Class R	(31,091)	(20,171)	—	—
Class R6	(835,997)	(515,307)	(1,360)	(2,501)
Class W	(643,340)	(535,424)	(40,591)	(85,298)
Return of capital:
Class A	(396,375)	(1,416,058)	—	—
Class C	(15,068)	(127,515)	—	—
Class I	(1,845,371)	(5,993,583)	—	—
Class P	(1,482)	(5,839)	—	—
Class P3	(40,905)	(112,915)	—	—
Class R	(70,571)	(232,943)	—	—
Class R6	(1,216,219)	(4,677,151)	—	—
Class W	(1,019,709)	(4,478,730)	—	—
Total distributions	(7,740,793)	(18,432,141)	(2,875,690)	(6,258,262)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,338,933	220,727,122	6,532,763	11,647,417
Reinvestment of distributions	7,650,595	18,302,586	2,497,235	5,448,579
	45,989,528	239,029,708	9,029,998	17,095,996
Cost of shares redeemed	(64,370,878)	(148,978,550)	(22,719,003)	(33,869,167)
Net increase (decrease) in net assets resulting from capital share transactions	(18,381,350)	90,051,158	(13,689,005)	(16,773,171)
Net increase (decrease) in net assets	(76,497,856)	67,521,546	(20,990,115)	53,783,491
NET ASSETS:
Beginning of year or period	401,812,312	334,290,766	298,852,456	245,068,965
End of year or period	$325,314,456	$401,812,312	$277,862,341	$298,852,456
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Perspectives® Fund		Voya Multi-Manager International Small Cap Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$1,451,497	$1,356,949	$1,781,184	$1,835,214
Net realized gain	12,523,732	10,907,907	4,722,451	23,178,362
Net change in unrealized appreciation (depreciation)	(33,855,129)	3,528,711	(37,620,900)	23,535,863
Increase (decrease) in net assets resulting from operations	(19,879,900)	15,793,567	(31,117,265)	48,549,439
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,634,215)	(1,621,986)	(7,104,839)	(694,561)
Class C	(505,907)	(123,747)	(289,268)	(6,216)
Class I	(1,162,978)	(185,094)	(13,682,827)	(998,919)
Class P3	—	—	(507)	(62)
Class R	(2,756,193)	(804,387)	—	—
Class W	(2,301,200)	(1,327,494)	(3,093,385)	(356,053)
Total distributions	(17,360,493)	(4,062,708)	(24,170,826)	(2,055,811)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,124,506	69,921,034	61,071,570	91,775,711
Reinvestment of distributions	17,356,223	4,061,364	22,804,773	1,786,489
	34,480,729	73,982,398	83,876,343	93,562,200
Cost of shares redeemed	(12,514,125)	(41,528,349)	(32,774,371)	(43,579,307)
Net increase in net assets resulting from capital share transactions	21,966,604	32,454,049	51,101,972	49,982,893
Net increase (decrease) in net assets	(15,273,789)	44,184,908	(4,186,119)	96,476,521
NET ASSETS:
Beginning of year or period	147,764,817	103,579,909	223,977,082	127,500,561
End of year or period	$132,491,028	$147,764,817	$219,790,963	$223,977,082
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund
Class A
04-30-22+	9.34	0.08•	(1.27)	(1.19)	0.06	—	0.11	0.17	—	7.98	(12.88)	1.02	0.90	0.90	1.88	28,546	77
10-31-21	9.77	0.18•	(0.19)	(0.01)	0.04	—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
10-31-20	9.74	0.26	0.20	0.46	0.32	0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
10-31-19	9.40	0.25	0.51	0.76	0.37	—	0.05	0.42	—	9.74	8.27	1.05	0.90	0.90	2.69	33,186	247
10-31-18	9.94	0.30•	(0.42)	(0.12)	0.18	—	0.24	0.42	—	9.40	(1.32)	1.05	0.91	0.91	3.08	32,989	105
10-31-17	9.88	0.28•	0.23	0.51	0.34	—	0.11	0.45	—	9.94	5.37	1.02	0.90	0.90	2.90	32,570	153
Class C
04-30-22+	9.29	0.05•	(1.26)	(1.21)	0.03	—	0.11	0.14	—	7.94	(13.18)	1.77	1.65	1.65	1.10	1,074	77
10-31-21	9.71	0.11•	(0.18)	(0.07)	0.03	—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
10-31-20	9.69	0.19•	0.18	0.37	0.24	0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
10-31-19	9.35	0.19•	0.50	0.69	0.30	—	0.05	0.35	—	9.69	7.49	1.80	1.65	1.65	1.96	9,172	247
10-31-18	9.88	0.23•	(0.42)	(0.19)	0.10	—	0.24	0.34	—	9.35	(1.99)	1.80	1.66	1.66	2.34	12,578	105
10-31-17	9.82	0.21•	0.22	0.43	0.27	—	0.10	0.37	—	9.88	4.53	1.77	1.65	1.65	2.14	17,015	153
Class I
04-30-22+	9.29	0.09•	(1.26)	(1.17)	0.07	—	0.11	0.18	—	7.94	(12.74)	0.69	0.65	0.65	2.14	123,529	77
10-31-21	9.72	0.20•	(0.19)	0.01	0.04	—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
10-31-20	9.69	0.28•	0.20	0.48	0.34	0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
10-31-19	9.35	0.29	0.49	0.78	0.39	—	0.05	0.44	—	9.69	8.57	0.71	0.65	0.65	2.92	55,250	247
10-31-18	9.89	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.35	(1.06)	0.71	0.66	0.66	3.33	35,067	105
10-31-17	9.84	0.30•	0.24	0.54	0.37	—	0.12	0.49	—	9.89	5.59	0.68	0.65	0.65	3.08	53,004	153
Class P
04-30-22+	9.36	0.12•	(1.28)	(1.16)	0.10	—	0.11	0.21	—	7.99	(12.63)	0.63	0.13	0.13	2.66	110	77
10-31-21	9.79	0.26•	(0.20)	0.06	0.05	—	0.44	0.49	—	9.36	0.58	0.64	0.14	0.14	2.66	126	191
10-31-20	9.76	0.33	0.20	0.53	0.39	0.06	0.05	0.50	—	9.79	5.67	0.65	0.15	0.15	3.43	125	208
10-31-19	9.42	0.33	0.50	0.83	0.44	—	0.05	0.49	—	9.76	9.08	0.72	0.15	0.15	3.43	118	247
10-31-18	9.96	0.38•	(0.42)	(0.04)	0.26	—	0.24	0.50	—	9.42	(0.51)	0.70	0.16	0.16	3.86	106	105
10-31-17	9.90	0.36	0.22	0.58	0.40	—	0.12	0.52	—	9.96	6.05	0.66	0.15	0.15	3.68	104	153
Class P3
04-30-22+	9.32	0.12•	(1.27)	(1.15)	0.10	—	0.11	0.21	—	7.96	(12.51)	0.61	0.00*	0.00*	2.81	3,298	77
10-31-21	9.75	0.27•	(0.19)	0.08	0.05	—	0.46	0.51	—	9.32	0.72	0.62	0.00*	0.00*	2.78	2,747	191
10-31-20	9.72	0.34•	0.20	0.54	0.40	0.06	0.05	0.51	—	9.75	5.83	0.62	0.00*	0.00*	3.57	2,060	208
10-31-19	9.38	0.35	0.50	0.85	0.46	—	0.05	0.51	—	9.72	9.25	0.66	0.00*	0.00*	3.57	1,530	247
06-01-18(4) - 10-31-18	9.74	0.16•	(0.32)	(0.16)	0.08	—	0.12	0.20	—	9.38	(1.59)	0.67	0.01	0.01	4.06	916	105
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund (continued)
Class R
04-30-22+	9.35	0.07•	(1.27)	(1.20)	0.05	—	0.11	0.16	—	7.99	(13.03)	1.27	1.15	1.15	1.64	5,216	77
10-31-21	9.77	0.16•	(0.20)	(0.04)	0.03	—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
10-31-20	9.73	0.23	0.20	0.43	0.28	0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
10-31-19	9.38	0.23	0.51	0.74	0.34	—	0.05	0.39	—	9.73	8.01	1.30	1.15	1.15	2.44	6,313	247
10-31-18	9.91	0.28	(0.42)	(0.14)	0.15	—	0.24	0.39	—	9.38	(1.47)	1.30	1.16	1.16	2.85	6,263	105
10-31-17	9.86	0.26	0.22	0.48	0.32	—	0.11	0.43	—	9.91	4.99	1.27	1.15	1.15	2.68	6,592	153
Class R6
04-30-22+	9.32	0.10•	(1.27)	(1.17)	0.08	—	0.11	0.19	—	7.96	(12.79)	0.61	0.61	0.61	2.18	90,335	77
10-31-21	9.75	0.21•	(0.20)	0.01	0.04	—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
10-31-20	9.72	0.28	0.20	0.48	0.34	0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
10-31-19	9.38	0.28•	0.51	0.79	0.40	—	0.05	0.45	—	9.72	8.58	0.66	0.65	0.65	2.89	114,682	247
10-31-18	9.92	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.38	(1.02)	0.67	0.66	0.66	3.34	69,687	105
10-31-17	9.88	0.30•	0.23	0.53	0.37	—	0.12	0.49	—	9.92	5.51	0.63	0.63	0.63	3.08	78,862	153
Class W
04-30-22+	9.17	0.09•	(1.25)	(1.16)	0.07	—	0.11	0.18	—	7.83	(12.88)	0.77	0.65	0.65	2.14	73,207	77
10-31-21	9.57	0.21•	(0.18)	0.03	0.04	—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
10-31-20	9.53	0.27•	0.20	0.47	0.32	0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
10-31-19	9.18	0.28	0.50	0.78	0.38	—	0.05	0.43	—	9.53	8.63	0.80	0.65	0.65	2.93	78,002	247
10-31-18	9.71	0.32	(0.42)	(0.10)	0.19	—	0.24	0.43	—	9.18	(1.09)	0.80	0.66	0.66	3.36	70,360	105
10-31-17	9.66	0.30•	0.23	0.53	0.36	—	0.12	0.48	—	9.71	5.61	0.77	0.65	0.65	3.13	66,430	153
Voya Global High Dividend Low Volatility Fund
Class A
04-30-22+	41.58	0.70•	(1.37)	(0.67)	0.41	—	—	0.41	—	40.50	(1.65)(a)	0.99	0.85	0.85	3.40(b)	219,569	35
10-31-21	32.14	0.82•	9.46	10.28	0.84	—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
10-31-20	36.30	0.75•	(4.16)	(3.41)	0.73	—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
10-31-19	33.99	0.96	2.41	3.37	1.06	—	—	1.06	—	36.30	10.12	1.03	0.85	0.85	2.72	170,817	77
10-31-18	35.74	0.67•	(1.07)	(0.40)	1.35	—	—	1.35	—	33.99	(1.29)	1.33	1.11	1.11	1.86	164,032	140
10-31-17	29.23	0.58•	6.34	6.92	0.41	—	—	0.41	—	35.74	23.96	1.62	1.35	1.35	1.80	188,815	59
Class C
04-30-22+	38.61	0.49•	(1.25)	(0.76)	0.27	—	—	0.27	—	37.58	(2.01)(a)	1.74	1.60	1.60	2.52(b)	4,418	35
10-31-21	29.90	0.48•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
10-31-20	33.77	0.46•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
10-31-19	31.64	0.64•	2.25	2.89	0.76	—	—	0.76	—	33.77	9.30	1.78	1.60	1.60	1.99	33,041	77
10-31-18	33.14	0.37•	(1.01)	(0.64)	0.86	—	—	0.86	—	31.64	(2.06)	2.08	1.86	1.86	1.11	48,210	140
10-31-17	27.11	0.29•	5.93	6.22	0.19	—	—	0.19	—	33.14	23.08	2.37	2.10	2.10	0.99	58,225	59
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Fund (continued)
Class I
04-30-22+	41.96	0.76•	(1.38)	(0.62)	0.46	—	—	0.46	—	40.88	(1.53)(a)	0.65	0.60	0.60	3.64(b)	50,222	35
10-31-21	32.43	0.93•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
10-31-20	36.63	0.85	(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
10-31-19	34.30	1.05	2.44	3.49	1.16	—	—	1.16	—	36.63	10.41	0.70	0.60	0.60	2.96	32,357	77
10-31-18	36.12	0.77•	(1.08)	(0.31)	1.51	—	—	1.51	—	34.30	(1.05)	1.00	0.86	0.86	2.11	29,178	140
10-31-17	29.53	0.67•	6.41	7.08	0.49	—	—	0.49	—	36.12	24.32	1.21	1.10	1.10	2.04	34,854	59
Class R6
04-30-22+	41.94	0.77•	(1.38)	(0.61)	0.47	—	—	0.47	—	40.86	(1.51)(a)	1.24	0.57	0.57	3.69(b)	120	35
10-31-21	32.41	1.01•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
02-28-20(4) - 10-31-20	34.25	0.59•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
Class W
04-30-22+	41.93	0.76•	(1.38)	(0.62)	0.46	—	—	0.46	—	40.85	(1.53)(a)	0.74	0.60	0.60	3.66(b)	3,533	35
10-31-21	32.40	0.92•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
10-31-20	36.60	0.83•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
10-31-19	34.27	1.04•	2.45	3.49	1.16	—	—	1.16	—	36.60	10.42	0.78	0.60	0.60	2.97	2,523	77
10-31-18	36.09	0.75•	(1.07)	(0.32)	1.50	—	—	1.50	—	34.27	(1.07)	1.08	0.86	0.86	2.07	2,549	140
10-31-17	29.51	0.70•	6.37	7.07	0.49	—	—	0.49	—	36.09	24.31	1.37	1.10	1.10	2.14	3,703	59
Voya Global Perspectives® Fund(5)
Class A
04-30-22+	13.12	0.12•	(1.64)	(1.52)	0.68	0.82	—	1.50	—	10.10	(13.09)	0.66	0.59	0.59	2.03	84,605	16
10-31-21	11.99	0.11•	1.47	1.58	0.34	0.11	—	0.45	—	13.12	13.34	0.64	0.61	0.61	0.89	88,148	56
10-31-20	11.44	0.28	0.81	1.09	0.28	0.26	—	0.54	—	11.99	9.84	0.73	0.58	0.58	2.53	37,945	112
10-31-19	11.04	0.21•	0.94	1.15	0.32	0.43	—	0.75	—	11.44	11.37	0.75	0.53	0.53	1.93	12,657	36
10-31-18	11.81	0.23	(0.56)	(0.33)	0.37	0.07	—	0.44	—	11.04	(2.99)	0.73	0.48	0.48	2.06	6,991	23
10-31-17	10.81	0.23	1.08	1.31	0.24	0.07	—	0.31	—	11.81	12.45	0.77	0.50	0.50	2.05	8,001	46
Class C
04-30-22+	12.93	0.07•	(1.62)	(1.55)	0.58	0.82	—	1.40	—	9.98	(13.44)	1.41	1.34	1.34	1.30	3,837	16
10-31-21	11.82	0.04•	1.42	1.46	0.24	0.11	—	0.35	—	12.93	12.44	1.39	1.36	1.36	0.29	4,738	56
10-31-20	11.25	0.25	0.75	1.00	0.17	0.26	—	0.43	—	11.82	9.14	1.48	1.33	1.33	2.10	4,189	112
10-31-19	10.87	0.14•	0.90	1.04	0.23	0.43	—	0.66	—	11.25	10.40	1.50	1.28	1.28	1.31	4,564	36
10-31-18	11.63	0.14	(0.54)	(0.40)	0.29	0.07	—	0.36	—	10.87	(3.65)	1.48	1.23	1.23	1.30	5,112	23
10-31-17	10.66	0.15	1.06	1.21	0.17	0.07	—	0.24	—	11.63	11.55	1.52	1.25	1.25	1.28	5,817	46
Class I
04-30-22+	13.19	0.14•	(1.65)	(1.51)	0.71	0.82	—	1.53	—	10.15	(13.00)	0.39	0.34	0.34	2.38	7,856	16
10-31-21	12.04	0.15•	1.47	1.62	0.36	0.11	—	0.47	—	13.19	13.62	0.37	0.36	0.36	1.13	10,265	56
10-31-20	11.47	0.35•	0.77	1.12	0.29	0.26	—	0.55	—	12.04	10.15	0.46	0.33	0.33	3.07	4,536	112
10-31-19	11.08	0.27	0.90	1.17	0.35	0.43	—	0.78	—	11.47	11.58	0.51	0.28	0.28	2.29	3,628	36
10-31-18	11.85	0.25•	(0.55)	(0.30)	0.40	0.07	—	0.47	—	11.08	(2.72)	0.49	0.23	0.23	2.14	3,270	23
10-31-17	10.86	0.24	1.09	1.33	0.27	0.07	—	0.34	—	11.85	12.64	0.53	0.25	0.25	2.18	1,712	46
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Perspectives® Fund(5) (continued)
Class R
04-30-22+	13.08	0.10•	(1.63)	(1.53)	0.64	0.82	—	1.46	—	10.09	(13.20)	0.91	0.84	0.84	1.82	20,228	16
10-31-21	11.94	0.10•	1.44	1.54	0.29	0.11	—	0.40	—	13.08	13.06	0.89	0.86	0.86	0.80	25,350	56
10-31-20	11.37	0.31	0.75	1.06	0.23	0.26	—	0.49	—	11.94	9.67	0.98	0.83	0.83	2.59	24,073	112
10-31-19	10.99	0.20	0.90	1.10	0.29	0.43	—	0.72	—	11.37	10.94	1.00	0.78	0.78	1.78	24,978	36
10-31-18	11.75	0.21•	(0.56)	(0.35)	0.34	0.07	—	0.41	—	10.99	(3.14)	0.98	0.73	0.73	1.77	24,776	23
10-31-17	10.77	0.20	1.07	1.27	0.22	0.07	—	0.29	—	11.75	12.06	1.02	0.75	0.75	1.77	24,518	46
Class W
04-30-22+	13.21	0.13•	(1.65)	(1.52)	0.69	0.82	—	1.51	—	10.18	(12.98)	0.41	0.34	0.34	2.30	15,965	16
10-31-21	12.06	0.17•	1.45	1.62	0.36	0.11	—	0.47	—	13.21	13.58	0.39	0.36	0.36	1.29	19,264	56
10-31-20	11.49	0.33•	0.79	1.12	0.29	0.26	—	0.55	—	12.06	10.13	0.48	0.33	0.33	2.85	32,837	112
10-31-19	11.10	0.24•	0.93	1.17	0.35	0.43	—	0.78	—	11.49	11.55	0.50	0.28	0.28	2.17	18,878	36
10-31-18	11.86	0.22•	(0.51)	(0.29)	0.40	0.07	—	0.47	—	11.10	(2.65)	0.48	0.23	0.23	1.90	11,844	23
10-31-17	10.86	0.27	1.07	1.34	0.27	0.07	—	0.34	—	11.86	12.69	0.52	0.25	0.25	2.28	4,629	46
Voya Multi-Manager International Small Cap Fund
Class A
04-30-22+	72.04	0.41•	(9.06)	(8.65)	0.97	6.85	—	7.82	—	55.57	(13.02)	1.55	1.53	1.53	1.35	56,640	38
10-31-21	52.86	0.55•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
10-31-20	51.61	0.31•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
10-31-19	55.06	0.55	1.38	1.93	0.69	4.69	—	5.38	—	51.61	4.77	1.76	1.54	1.54	1.01	46,448	57
10-31-18	63.00	0.44•	(7.82)	(7.38)	0.56	—	—	0.56	—	55.06	(11.82)	1.78	1.58	1.58	0.70	53,086	46
10-31-17	48.53	0.30•	14.44	14.74	0.27	—	—	0.27	—	63.00	30.55	1.84	1.65	1.65	0.56	64,193	50
Class C
04-30-22+	66.20	0.19•	(8.30)	(8.11)	0.71	6.85	—	7.56	—	50.53	(13.33)	2.30	2.28	2.28	0.66	2,514	38
10-31-21	48.57	0.02•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
10-31-20	47.47	(0.35)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91
10-31-19	50.97	0.14•	1.29	1.43	0.24	4.69	—	4.93	—	47.47	3.99	2.51	2.29	2.29	0.30	7,575	57
10-31-18	58.29	(0.01)•	(7.24)	(7.25)	0.07	—	—	0.07	—	50.97	(12.45)	2.50	2.30	2.30	(0.02)	9,791	46
10-31-17	44.94	(0.05)•	13.40	13.35	—	—	—	—	—	58.29	29.71	2.49	2.30	2.30	(0.10)	12,490	50
Class I
04-30-22+	71.82	0.54•	(9.04)	(8.50)	1.20	6.85	—	8.05	—	55.27	(12.87)	1.26	1.20	1.20	1.77	131,108	38
10-31-21	52.68	0.78•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
10-31-20	51.44	0.44•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
10-31-19	54.99	0.75	1.30	2.05	0.91	4.69	—	5.60	—	51.44	5.10	1.46	1.21	1.21	1.45	72,771	57
10-31-18	62.99	0.73•	(7.87)	(7.14)	0.86	—	—	0.86	—	54.99	(11.49)	1.44	1.22	1.22	1.16	81,260	46
10-31-17	48.55	0.44•	14.50	14.94	0.50	—	—	0.50	—	62.99	31.13	1.43	1.22	1.22	0.82	73,299	50
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Small Cap Fund (continued)
Class P3
04-30-22+	74.73	0.92•	(9.45)	(8.53)	1.22	6.85	—	8.07	—	58.13	(12.36)	2.12	0.00*	0.00*	2.88	4	38
10-31-21	54.16	1.64•	19.94	21.58	1.01	—	—	1.01	—	74.73	40.24	2.23	0.00*	0.00*	2.35	5	79
10-31-20	51.86	1.12•	2.08	3.20	0.90	—	—	0.90	—	54.16	6.16	2.47	0.00*	0.00*	2.17	3	91
02-28-19(4) - 10-31-19	49.44	1.09•	1.33	2.42	—	—	—	—	—	51.86	4.89	2.44	0.00*	0.00*	3.24	3	57
Class W
04-30-22+	89.20	0.61•	(11.40)	(10.79)	1.12	6.85	—	7.97	—	70.44	(12.92)	1.30	1.28	1.28	1.58	29,525	38
10-31-21	65.22	0.89•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79
10-31-20	63.40	0.50•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91
10-31-19	66.30	0.87	1.75	2.62	0.83	4.69	—	5.52	—	63.40	5.07	1.51	1.29	1.29	1.35	31,724	57
10-31-18	75.77	0.60•	(9.28)	(8.68)	0.79	—	—	0.79	—	66.30	(11.57)	1.50	1.30	1.30	0.79	30,608	46
10-31-17	58.29	0.63	17.30	17.93	0.45	—	—	0.45	—	75.77	31.03	1.49	1.30	1.30	0.93	60,853	50

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of underlying funds.

(a)
Excluding amounts related to European Union tax reclaims settlement recorded in the period ended April 30, 2022, the total return for Voya Global High Dividend Low Volatility Fund would have been (2.30)%, (2.66)%, (2.18)%, (2.16)% and (2.18)% for Classes A, C, I, R6 and W, respectively.

(b)
Excluding amounts related to European Union tax reclaims settlement recorded in the period ended April 30, 2022, the net investment income ratios for Voya Global High Dividend Low Volatility Fund would have been 2.09%, 1.30%, 2.35%, 2.38% and 2.34% for Classes A, C, I, R6 and W, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), Voya Global Perspectives® Fund (“Global Perspectives®”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares 10 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya
Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.
Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2022, the maximum amount of loss that Global Bond and Multi-Manager international Small Cap would incur if its counterparties failed to perform would be $4,464,057 and $13, respectively, which represents the gross payments to be received on open OTC purchased options, total return swaps and forward foreign currency contracts were they to be unwound as of April 30, 2022. To reduce the amount of potential loss to Global Bond, certain counterparties have pledged $20,000 in cash collateral for open OTC derivatives. Multi-Manager international Small Cap did not receive any cash collateral at April 30, 2022.
The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
Global Bond had a liability position of $10,795,073 on forward foreign currency contracts, total return swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2022, Global Bond could have been required to pay this amount in cash to its counterparties. At April 30, 2022, the Fund pledged $7,700,000 in cash collateral to certain counterparties for its open OTC derivative transactions.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:
	Buy	Sell
Global Bond	$352,862,717	$185,637,533
Multi-Manager International Small Cap	1,081	298
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2022.
Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations,

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2022, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy.Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2022, Global Bond had an average notional value of $109,566,957 and $77,918,239 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2022.
F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended April 30, 2022, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $4,847,500 and $25,974,046 on purchased and written interest rate swaptions, respectively. There were no open purchased interest rate swaptions at April 30, 2022. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at April 30, 2022.
During the period ended April 30, 2022, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $21,237,611 and $21,786,893 on purchased and written foreign currency options, respectively. There were no open written foreign currency options at April 30, 2022. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at April 30, 2022.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended April 30, 2022, Global Bond had purchased and written on equity indices to gain additional exposure to the equity indices and to generate income. Global Bond had an average notional amount of $27,032,453 and $12,765,536 on purchased and written equity options, respectively. There were no open purchased and written equity options at April 30, 2022.
During the period ended April 30, 2022, Global Bond had purchased credit default swaptions in an attempt to gain exposure to certain credit markets. Global Bond had an average notional amount of $13,455,000 on purchased credit default swaptions. There were no open purchased credit default swaptions at April 30, 2022.
G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended April 30, 2022, Global Bond had sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $7,540,000 to gain additional exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the table within the Portfolio of Investments for open credit defaults swaps to sell protection at April 30, 2022.
Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
For the period ended April 30, 2022, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $98,627,437.
For the period ended April 30, 2022, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $111,963,620.
Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at period.
At April 30, 2022, Global Bond had pledged $2,136,000 for open centrally cleared swaps.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended April 30, 2022, Global Bond entered into total return swaps on sovereign bonds with an average notional amount of $33,426,564 and $1,344,809 on receiver and payer total return swaps, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open receiver total return swaps at April 30, 2022.
Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
For the period ended April 30, 2022, Global Bond entered into receiver volatility swaps on foreign currencies with an average notional amount of $8,027,968. Please refer to the table for Global Bond within the Portfolio of Investments for open volatility swaps at April 30, 2022.
H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders. During the six months ended April 30, 2022, Global High Dividend Low Volatility received EU reclaims in excess of the foreign taxes paid during the year.
Global High Dividend Low Volatility determined to enter into a closing agreement with the IRS and recorded the estimated fees as a reduction to income, as reflected in the Statement of Operations.
J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At April 30, 2022, Global Bond pledged $268,000 of cash collateral for delayed-delivery or when-issued transactions.
N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Global Bond	$53,045,437	$84,876,702
Global High Dividend Low Volatility	102,105,495	113,279,883
Global Perspectives®	28,536,229	22,636,038
Multi-Manager International Small Cap	110,545,098	83,395,638
U.S. government securities not included above were as follows:
	Purchases	Sales
Global Bond	$239,497,168	$248,635,886
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
Global Bond(1)	0.50%
Global High Dividend Low Volatility	0.50%
Global Perspectives®	0.20% on affiliated Underlying Funds; 0.40% on unaffiliated Underlying Funds or other direct investments
Multi-Manager International Small Cap	1.00% on first $500 million; 0.95% on next $500 million; and 0.90% in excess of $1 billion

(1)
The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Global Bond through March 1, 2023. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Global Perspectives®	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Global Perspectives®	0.25%	1.00%	0.50%
Multi-Manager International Small Cap	0.25%	1.00%	N/A
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2022,

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
Global Bond	$75	$—
Global High Dividend Low Volatility	2,605	—
Global Perspectives®	923	—
Multi-Manager International Small Cap	572	—
Contingent Deferred Sales Charges:
Global Bond	$—	$2
Global High Dividend Low Volatility	—	208
Global Perspectives®	—	464
Multi-Manager International Small Cap	12	3
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Global Bond	7.56%
Voya Institutional Trust Company	Global Bond	5.65
	Global Perspectives®	79.67
	Multi-Manager International Small Cap	5.37
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets”
on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2022, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Global Bond	$14,024
Global High Dividend Low Volatility	3,906
Global Perspectives®	25,611
Multi-Manager International Small Cap	22,960
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and, for each Fund except Global Perspectives®, acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
Global Bond	0.90%	1.65%	0.65%	0.15%	0.00%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	N/A	N/A	0.57%	0.60%
Global Perspectives®(1)	1.23%	1.98%	0.98%	N/A	N/A	1.48%	N/A	0.98%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	0.00%	N/A	N/A	1.60%

(1)
For Global Perspectives®, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Pursuant to a side letter agreement, through March 1, 2023, the Investment Adviser has further lowered the expense limits Multi-Manager International Small Cap to the levels listed below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Fund	Class A	Class C	Class I	Class W
Multi-Manager International Small Cap(2)	1.53%	2.28%	1.20%	1.28%

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for Class P of Global Bond, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of April 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	April 30,
	2023	2024	2025	Total
Global Bond	$9,825	$12,878	$17,150	$39,853
Global High Dividend Low Volatility	188,261	246,509	146,619	581,389
Global Perspectives®	120,869	66,632	44,527	232,028
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2022, are as follows:
	April 30,
	2023	2024	2025	Total
Global Bond
Class A	$42,526	$41,519	$40,608	$124,653
Class C	10,644	5,646	2,762	19,052
Class I	17,116	14,807	40,999	72,922
Class P3	27	36	47	110
Class R	7,856	7,482	7,158	22,496
Class W	106,579	144,061	104,245	354,885
Global High Dividend Low Volatility
Class A	$149,914	$170,833	$205,039	$525,786
Class C	23,897	5,316	4,884	34,097
Class R6	4	134	818	956
Class W	2,057	2,737	3,327	8,121
Global Perspectives®
Class A	$—	$—	$22,352	$22,352
Class C	—	—	1,363	1,363
Class I	170	—	—	170
Class R	—	—	7,514	7,514
Class W	—	—	9,218	9,218
The Expense Limitation Agreement is contractual through March 1, 2023, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended April 30, 2022:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	2	$2,495,500	1.44%
Global Perspectives®	1	572,000	1.33
Multi-Manager International Small Cap	21	1,978,714	1.33

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class A
4/30/2022	343,112	—	68,336	(543,942)	(132,494)	3,151,108	—	602,877	(4,850,230)	(1,096,245)
10/31/2021	693,033	—	147,714	(705,962)	134,785	6,819,050	—	1,435,374	(6,901,165)	1,353,259
Class C
4/30/2022	1,392	—	2,232	(219,471)	(215,847)	12,382	—	19,628	(2,034,054)	(2,002,044)
10/31/2021	3,411	—	14,302	(151,243)	(133,530)	33,297	—	138,500	(1,481,744)	(1,309,947)
Class I
4/30/2022	2,253,452	—	357,267	(4,365,475)	(1,754,756)	19,721,239	—	3,135,490	(36,575,449)	(13,718,720)
10/31/2021	16,059,288	—	639,574	(3,190,102)	13,508,760	159,383,934	—	6,139,472	(30,670,085)	134,853,321
Class P
4/30/2022	—	—	317	—	317	—	—	2,797	—	2,797
10/31/2021	—	—	666	—	666	—	—	6,484	—	6,484
Class P3
4/30/2022	166,244	—	8,341	(55,035)	119,550	1,463,967	—	72,910	(489,487)	1,047,390
10/31/2021	121,646	—	12,815	(50,983)	83,478	1,178,730	—	123,997	(495,024)	807,703
Class R
4/30/2022	31,974	—	11,516	(50,761)	(7,271)	282,264	—	101,662	(453,085)	(69,159)
10/31/2021	94,674	—	25,952	(100,565)	20,061	932,713	—	252,339	(980,402)	204,650
Class R6
4/30/2022	750,042	—	233,523	(750,654)	232,911	6,574,576	—	2,052,216	(6,617,598)	2,009,194
10/31/2021	2,887,270	—	535,055	(4,220,807)	(798,482)	28,243,418	—	5,192,458	(41,051,374)	(7,615,498)
Class W
4/30/2022	821,827	—	192,191	(1,525,705)	(511,687)	7,133,397	—	1,663,015	(13,350,975)	(4,554,563)
10/31/2021	2,505,305	—	524,521	(7,082,299)	(4,052,473)	24,135,980	—	5,013,962	(67,398,756)	(38,248,814)
Global High Dividend Low Volatility
Class A
4/30/2022	87,930	—	44,158	(258,528)	(126,440)	3,683,242	—	1,877,328	(10,783,781)	(5,223,211)
10/31/2021	122,472	—	101,403	(619,442)	(395,567)	4,780,691	—	3,984,368	(23,854,567)	(15,089,508)
Class C
4/30/2022	2,069	—	843	(45,252)	(42,340)	80,811	—	33,275	(1,751,698)	(1,637,612)
10/31/2021	30,017	—	2,463	(66,364)	(33,884)	1,134,786	—	90,362	(2,345,981)	(1,120,833)
Class I
4/30/2022	64,173	—	12,783	(234,236)	(157,280)	2,719,384	—	548,616	(9,975,435)	(6,707,435)
10/31/2021	139,886	—	32,684	(178,799)	(6,229)	5,296,040	—	1,295,101	(7,000,120)	(408,979)
Class R6
4/30/2022	11	—	32	(113)	(70)	487	—	1,360	(4,775)	(2,928)
10/31/2021	2,905	—	62	(49)	2,918	108,423	—	2,501	(1,962)	108,962
Class W
4/30/2022	1,150	—	855	(4,834)	(2,829)	48,839	—	36,656	(203,314)	(117,819)
10/31/2021	8,272	—	1,927	(17,069)	(6,870)	327,477	—	76,247	(666,537)	(262,813)
Global Perspectives®
Class A
4/30/2022	1,054,718	—	915,010	(312,284)	1,657,444	12,409,535	—	10,632,419	(3,507,533)	19,534,421
10/31/2021	3,721,885	—	129,964	(296,915)	3,554,934	47,372,005	—	1,621,951	(3,823,964)	45,169,992
Class C
4/30/2022	36,218	—	43,739	(62,019)	17,938	436,321	—	503,433	(728,078)	211,676
10/31/2021	60,127	—	9,898	(58,098)	11,927	759,481	—	122,440	(733,241)	148,680
Class I
4/30/2022	52,792	—	99,655	(156,972)	(4,525)	583,272	—	1,162,978	(1,788,786)	(42,536)
10/31/2021	531,865	—	14,784	(145,106)	401,543	6,874,096	—	185,093	(1,868,801)	5,190,388
Class R
4/30/2022	22,020	—	237,194	(192,676)	66,538	251,013	—	2,756,193	(2,194,791)	812,415
10/31/2021	140,384	—	64,558	(282,439)	(77,497)	1,774,707	—	804,387	(3,608,197)	(1,029,103)
Class W
4/30/2022	289,834	—	196,516	(376,402)	109,948	3,444,365	—	2,301,200	(4,294,937)	1,450,628
10/31/2021	1,030,712	—	105,861	(2,401,058)	(1,264,485)	13,140,745	—	1,327,493	(31,494,146)	(17,025,908)
Multi-Manager International Small Cap
Class A
4/30/2022	94,951	—	108,206	(95,283)	107,874	5,765,854	—	6,631,964	(5,918,221)	6,479,597
10/31/2021	142,405	—	10,652	(116,150)	36,907	9,932,219	—	644,034	(7,979,703)	2,596,550
Class C
4/30/2022	11,016	—	4,771	(9,301)	6,486	612,914	—	266,599	(569,129)	310,384
10/31/2021	26,743	—	110	(3,740)	23,113	1,779,641	—	6,126	(225,209)	1,560,558
Class I
4/30/2022	862,683	—	210,536	(391,642)	681,577	52,049,478	—	12,817,461	(23,587,056)	41,279,883
10/31/2021	1,092,832	—	12,989	(449,510)	656,311	77,392,570	—	780,664	(31,219,767)	46,953,467
Class P3
4/30/2022	—	—	8	—	8	—	—	506	—	506
10/31/2021	—	—	1	—	1	—	—	62	—	62
Class W
4/30/2022	32,447	—	39,787	(34,495)	37,739	2,643,324	—	3,088,243	(2,699,965)	3,031,602
10/31/2021	31,218	—	4,760	(50,354)	(14,376)	2,671,281	—	355,603	(4,154,628)	(1,127,744)

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the ”Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2022:
Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,031,763	$(1,031,763)	$—
BNP Paribas Prime Brokerage Intl Ltd	596,875	(596,875)	—
Cantor Fitzgerald & Co	38,611	(38,611)	—
Citadel Clearing LLC	185,722	(185,722)	—
Citigroup Global Markets Inc.	84,969	(84,969)	—
Daiwa Capital Markets America Inc.	291,407	(291,407)	—
Deutsche Bank Securities Inc.	66,982	(66,982)	—
Jefferies LLC	18,819	(18,819)	—
J.P. Morgan Securities LLC	386,319	(386,319)	—
National Bank Financial Inc.	31,975	(31,975)	—
SunTrust Robinson Humphrey, Inc.	155,950	(155,950)	—
TD Prime Services LLC	17,344	(17,344)	—
TD Securities Inc.	311,656	(311,656)	—
Total	$3,218,392	$(3,218,392)	$—

(1)
Cash collateral with a fair value of $3,301,172 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$471,918	$(471,918)	$—
Merrill Lynch International	1,007,943	(1,007,943)	—
Morgan Stanley & Co. International PLC	44,280	(44,280)	—
Total	$1,524,141	$(1,524,141)	$—

(1)
Cash collateral with a fair value of $1,600,517 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$67,754	$(67,754)	$—
BofA Securities Inc	9,253	(9,253)	—
Citigroup Global Markets Limited	1,088	(1,088)	—
Credit Suisse Securities (USA) LLC	656,348	(656,348)	—
Deutsche Bank Securities Inc.	122,097	(122,097)	—
HSBC Bank PLC	6,815	(6,815)	—
Morgan Stanley & Co. LLC	2,235	(2,235)	—
UBS AG	11,316	(11,316)	—
Wells Fargo Securities LLC	350,331	(350,331)	—
Total	$1,227,237	$(1,227,237)	$—

(1)
Cash collateral with a fair value of $1,303,811 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2021		Year Ended October 31, 2020
	Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
Global Bond	$1,387,407	$17,044,734	$12,369,536	$—	$1,733,108
Global High Dividend Low Volatility	6,258,263	—	4,847,340	—	111,718
Global Perspectives®	4,062,708	—	1,548,160	1,483,997	—
Multi-Manager International Small Cap	2,055,811	—	3,520,259	—	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/ (Loss)
				Amount	Character	Expiration	Other
Global Bond	$—	$—	$1,220,106	$(838,303)	Short-term	None	$(23,861)	$297,503
				(60,439)	Long-term	None
				$(898,742)
Global High Dividend Low Volatility	135,476	—	42,382,116	(21,987,942)	Short-term	None	(289,169)	(3,197,527)
				(23,438,008)	Long-term	None
				$(45,425,950)*
Global Perspectives®	2,638,179	7,643,503	9,592,287	—	—	—	(954)	19,873,015
Multi-Manager International Small Cap	10,082,104	13,284,528	30,705,141	—	—	—	(153,869)	53,917,904

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2022, the following Fund declared dividends of:
	Per Share Amount	Payable Date	Record Date
Global Bond
Class A	$0.0255	June 1, 2022	Daily
Class C	$0.0203	June 1, 2022	Daily
Class I	$0.0270	June 1, 2022	Daily
Class P	$0.0306	June 1, 2022	Daily
Class P3	$0.0315	June 1, 2022	Daily
Class R	$0.0230	June 1, 2022	Daily
Class R6	$0.0273	June 1, 2022	Daily
Class W	$0.0259	June 1, 2022	Daily
Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.6%
	Australia: 0.2%
207,000 (1)	Commonwealth Bank of Australia, 3.784%, 03/14/2032	$187,697	0.1
20,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	15,248	0.0
375,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	329,359	0.1
35,000 (1)	South32 Treasury Ltd., 4.350%, 04/14/2032	33,634	0.0
58,000	Westpac Banking Corp., 1.953%, 11/20/2028	51,185	0.0
130,000 (2)	Westpac Banking Corp., 3.020%, 11/18/2036	107,884	0.0
		725,007	0.2
	Bermuda: 0.1%
210,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	179,146	0.1

	Brazil: 0.7%
250,000 (1)	Klabin Austria GmbH, 3.200%, 01/12/2031	198,768	0.1
300,000 (1)	Klabin Austria GmbH, 5.750%, 04/03/2029	295,528	0.1
200,000	MercadoLibre, Inc., 3.125%, 01/14/2031	162,068	0.0
400,000 (1)(3)	Natura Cosmeticos SA, 4.125%, 05/03/2028	359,208	0.1
550,000 (3)	Petrobras Global Finance BV, 5.600%, 01/03/2031	540,513	0.2
250,000	Suzano Austria GmbH, 5.000%, 01/15/2030	236,281	0.1
400,000	Vale Overseas Ltd., 3.750%, 07/08/2030	362,098	0.1
		2,154,464	0.7
	Canada: 0.7%
415,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	355,344	0.1
413,000 (2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	391,975	0.1
324,000 (3)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	322,457	0.1
175,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	162,288	0.1
200,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	193,229	0.1
135,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	137,224	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada (continued)
239,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	$229,526	0.1
170,000 (1)	GFL Environmental, Inc., 3.500%, 09/01/2028	151,541	0.1
68,000 (3)	Royal Bank of Canada, 3.625%, 05/04/2027	66,831	0.0
127,000	Royal Bank of Canada, 3.875%, 05/04/2032	122,158	0.0
88,000	Teck Resources Ltd., 5.400%, 02/01/2043	87,685	0.0
135,000	Teck Resources Ltd., 6.000%, 08/15/2040	144,109	0.0
76,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	72,366	0.0
		2,436,733	0.7
	Cayman Islands: 0.1%
215,000	Seagate HDD Cayman, 3.375%, 07/15/2031	175,128	0.1

	Chile: 0.6%
200,000 (1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	180,360	0.0
300,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	280,531	0.1
325,000 (1)	Colbun SA, 3.150%, 03/06/2030	282,848	0.1
550,000 (1)	Falabella SA, 3.375%, 01/15/2032	480,722	0.1
300,000 (1)	Inversiones CMPC SA, 3.850%, 01/13/2030	275,817	0.1
725,000 (1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	615,097	0.2
		2,115,375	0.6
	Colombia: 0.4%
250,000	Banco de Bogota SA, 6.250%, 05/12/2026	248,254	0.1
200,000	Bancolombia SA, 3.000%, 01/29/2025	188,147	0.0
250,000 (1)	Canacol Energy Ltd., 5.750%, 11/24/2028	227,022	0.0
250,000	Ecopetrol SA, 6.875%, 04/29/2030	247,301	0.1
300,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	271,854	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia (continued)
300,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	$262,830	0.1
		1,445,408	0.4
	Denmark: 0.1%
215,000 (1)(2)	Danske Bank A/S, 3.244%, 12/20/2025	208,817	0.1

	France: 0.6%
215,000 (1)(2)	BNP Paribas SA, 3.052%, 01/13/2031	189,471	0.1
700,000 (1)	BNP Paribas SA, 3.500%, 03/01/2023	703,588	0.2
335,000 (1)	BPCE SA, 2.700%, 10/01/2029	298,570	0.1
728,000 (1)	BPCE SA, 5.150%, 07/21/2024	742,383	0.2
		1,934,012	0.6
	Hong Kong: 0.1%
400,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	351,413	0.1

	India: 0.5%
300,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	274,073	0.1
300,000 (1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	265,794	0.1
300,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	256,966	0.1
300,000 (1)	Reliance Industries Ltd., 3.625%, 01/12/2052	239,244	0.0
250,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	241,501	0.1
300,000 (1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	245,751	0.1
		1,523,329	0.5
	Indonesia: 0.8%
200,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	190,477	0.0
300,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	281,062	0.1
350,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	293,904	0.1
400,000	Pertamina Persero PT, 3.100%, 08/27/2030	361,008	0.1
225,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	214,810	0.1
750,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	698,685	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia (continued)
425,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	$436,892	0.1
225,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	231,948	0.1
		2,708,786	0.8
	Israel: 0.4%
600,000	Bank Hapoalim, 3.255%, 01/21/2032	540,000	0.2
575,000 (1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	538,997	0.2
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	183,250	0.0
200,000 (3)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	181,858	0.0
		1,444,105	0.4
	Italy: 0.1%
250,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	235,185	0.1

	Japan: 0.5%
200,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	191,982	0.1
255,000 (1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	251,264	0.1
200,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	194,392	0.1
766,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	756,017	0.2
107,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	101,551	0.0
		1,495,206	0.5
	Kazakhstan: 0.3%
200,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	162,328	0.0
325,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	312,812	0.1
275,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	265,729	0.1
325,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	262,327	0.1
		1,003,196	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Kuwait: 0.1%
200,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	$182,259	0.0
200,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	192,525	0.1
		374,784	0.1
	Malaysia: 0.2%
200,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	165,377	0.1
500,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	484,824	0.1
		650,201	0.2
	Mexico: 0.8%
350,000 (1)	Alpek SAB de CV, 3.250%, 02/25/2031	297,150	0.1
300,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	278,211	0.1
200,000 (1)(2)	Cemex SAB de CV, 5.125%, 12/31/2199	183,000	0.1
675,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	637,125	0.2
400,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	285,848	0.1
600,000	Petroleos Mexicanos, 5.950%, 01/28/2031	505,821	0.1
387,000	Petroleos Mexicanos, 6.700%, 02/16/2032	334,227	0.1
		2,521,382	0.8
	Netherlands: 0.6%
250,000 (1)(2)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	232,919	0.0
250,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	250,590	0.1
355,000	ING Groep NV, 4.050%, 04/09/2029	342,837	0.1
696,000	Shell International Finance BV, 3.250%, 05/11/2025	694,366	0.2
300,000	Shell International Finance BV, 4.000%, 05/10/2046	279,455	0.1
290,000 (1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	274,330	0.1
		2,074,497	0.6
	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	53,213	0.0

	Panama: 0.3%
500,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	445,618	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama (continued)
500,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	$423,935	0.1
275,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	254,966	0.1
		1,124,519	0.3
	Peru: 0.6%
450,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	428,049	0.1
300,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	263,490	0.1
225,000	Inkia Energy Ltd., 5.875%, 11/09/2027	212,765	0.1
675,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	596,636	0.2
375,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	304,894	0.1
		1,805,834	0.6
	Qatar: 0.2%
275,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	247,611	0.1
400,000 (1)	Qatar Energy, 3.125%, 07/12/2041	335,286	0.1
		582,897	0.2
	Russia: 0.2%
300,000 (1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	43,500	0.0
250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	112,500	0.0
500,000 (1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	137,500	0.1
450,000 (1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	123,750	0.0
325,000 (1)(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	40,625	0.0
400,000 (1)	Lukoil Capital DAC, 3.600%, 10/26/2031	140,000	0.1
250,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	25,000	0.0
300,000 (1)	Sibur Securities DAC, 2.950%, 07/08/2025	82,500	0.0
		705,375	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia: 0.1%
325,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	$288,846	0.1
200,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	157,828	0.0
		446,674	0.1
	South Africa: 0.2%
400,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	357,723	0.1
300,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	302,288	0.1
		660,011	0.2
	South Korea: 0.2%
275,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	236,338	0.1
300,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	299,370	0.1
200,000 (1)(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	181,977	0.0
		717,685	0.2
	Spain: 0.1%
200,000 (2)	Banco Santander SA, 3.225%, 11/22/2032	167,939	0.1

	Switzerland: 0.9%
456,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	468,557	0.1
250,000	Credit Suisse AG/New York NY, 3.700%, 02/21/2025	247,940	0.1
1,000,000 (1)(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	997,202	0.3
604,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	611,537	0.2
500,000 (1)(2)	UBS Group AG, 1.008%, 07/30/2024	485,603	0.2
		2,810,839	0.9
	Thailand: 0.3%
500,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	489,140	0.1
450,000 (1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	390,239	0.1
200,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	190,784	0.1
		1,070,163	0.3
	United Arab Emirates: 0.3%
300,000	DP World Crescent Ltd., 4.848%, 09/26/2028	308,925	0.1
336,301 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	296,409	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
294,783 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	$247,000	0.1
		852,334	0.3
	United Kingdom: 1.6%
600,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	597,043	0.2
216,000	BAT International Finance PLC, 4.448%, 03/16/2028	208,311	0.1
99,000 (1)	CSL UK Holdings Ltd., 4.050%, 04/27/2029	98,114	0.0
72,000 (1)	CSL UK Holdings Ltd., 4.250%, 04/27/2032	71,357	0.0
50,000 (1)	CSL UK Holdings Ltd., 4.625%, 04/27/2042	49,127	0.0
88,000 (1)	CSL UK Holdings Ltd., 4.750%, 04/27/2052	86,544	0.0
39,000 (1)(3)	CSL UK Holdings Ltd., 4.950%, 04/27/2062	38,555	0.0
217,000 (2)	HSBC Holdings PLC, 2.999%, 03/10/2026	209,186	0.1
500,000 (2)	HSBC Holdings PLC, 3.803%, 03/11/2025	497,687	0.1
890,000 (2)	HSBC Holdings PLC, 3.973%, 05/22/2030	841,043	0.3
316,000 (2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	315,504	0.1
240,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	199,871	0.1
200,000 (2)	NatWest Group PLC, 4.519%, 06/25/2024	201,723	0.1
750,000	Royalty Pharma PLC, 1.200%, 09/02/2025	681,965	0.2
497,000	Royalty Pharma PLC, 1.750%, 09/02/2027	435,775	0.1
300,000	Royalty Pharma PLC, 3.550%, 09/02/2050	221,152	0.1
500,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	429,667	0.1
		5,182,624	1.6
	United States: 23.7%
120,000	AbbVie, Inc., 3.200%, 11/21/2029	111,860	0.0
750,000	AbbVie, Inc., 3.800%, 03/15/2025	751,462	0.2
43,000	AbbVie, Inc., 4.050%, 11/21/2039	39,425	0.0
361,000	AbbVie, Inc., 4.300%, 05/14/2036	349,508	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
225,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	$191,422	0.1
322,000	Advance Auto Parts, Inc., 3.900%, 04/15/2030	305,581	0.1
381,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	378,491	0.1
315,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	265,770	0.1
145,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	141,094	0.0
60,000	Alleghany Corp., 3.625%, 05/15/2030	57,731	0.0
81,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	74,806	0.0
480,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	415,982	0.1
250,000	Altria Group, Inc., 4.500%, 05/02/2043	208,626	0.1
130,000	Altria Group, Inc., 4.800%, 02/14/2029	129,002	0.0
423,000	Amazon.com, Inc., 2.875%, 05/12/2041	351,259	0.1
130,000	Amazon.com, Inc., 3.450%, 04/13/2029	128,243	0.0
127,000 (3)	Amazon.com, Inc., 3.600%, 04/13/2032	124,678	0.0
68,000	Amazon.com, Inc., 3.950%, 04/13/2052	65,294	0.0
65,000	Amazon.com, Inc., 4.100%, 04/13/2062	62,186	0.0
352,885	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	321,021	0.1
218,481	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	197,114	0.1
35,932	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	31,365	0.0
97,835	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	85,983	0.0
572,000	American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	506,020	0.2
112,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	86,212	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
95,000 (2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	$85,179	0.0
76,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	69,236	0.0
65,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	56,211	0.0
579,000	American International Group, Inc., 4.750%, 04/01/2048	594,543	0.2
655,000	American Tower Corp., 2.750%, 01/15/2027	609,222	0.2
78,000	American Tower Corp., 3.650%, 03/15/2027	75,210	0.0
110,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	95,804	0.0
200,000	AmerisourceBergen Corp., 3.450%, 12/15/2027	194,383	0.1
97,000	Amgen, Inc., 2.000%, 01/15/2032	80,176	0.0
100,000	Amgen, Inc., 3.200%, 11/02/2027	96,164	0.0
57,000	Analog Devices, Inc., 2.800%, 10/01/2041	46,181	0.0
415,000 (1)	ANGI Group LLC, 3.875%, 08/15/2028	329,340	0.1
297,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	293,188	0.1
310,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	319,362	0.1
205,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	200,602	0.1
250,000	Anthem, Inc., 3.700%, 09/15/2049	214,377	0.1
65,000	Anthem, Inc., 4.100%, 05/15/2032	64,036	0.0
100,000	Anthem, Inc., 4.550%, 05/15/2052	97,707	0.0
390,000	Apache Corp., 5.100%, 09/01/2040	353,566	0.1
350,000	Apple, Inc., 2.650%, 02/08/2051	265,717	0.1
120,000	Apple, Inc., 2.850%, 08/05/2061	90,416	0.0
210,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	188,475	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
259,000	Assurant, Inc., 2.650%, 01/15/2032	$211,193	0.1
195,000	AT&T, Inc., 3.300%, 02/01/2052	148,056	0.1
56,000	AT&T, Inc., 3.650%, 09/15/2059	43,292	0.0
250,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	235,473	0.1
400,000 (2)	Bank of America Corp., 1.197%, 10/24/2026	361,168	0.1
398,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	357,570	0.1
141,000 (2)	Bank of America Corp., 1.898%, 07/23/2031	115,388	0.0
159,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	138,336	0.0
83,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	68,633	0.0
195,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	164,979	0.1
400,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	343,674	0.1
250,000 (2)	Bank of America Corp., 3.458%, 03/15/2025	247,873	0.1
435,000 (2)	Bank of America Corp., 3.846%, 03/08/2037	387,633	0.1
465,000 (2)	Bank of America Corp., 3.864%, 07/23/2024	466,317	0.1
200,000 (2)	Bank of America Corp., 4.083%, 03/20/2051	180,082	0.1
316,000	Bank of America Corp., 4.183%, 11/25/2027	311,196	0.1
125,000 (2)	Bank of America Corp., 4.330%, 03/15/2050	117,879	0.0
415,000 (2)	Bank of America Corp., 4.571%, 04/27/2033	413,540	0.1
183,000	BAT Capital Corp., 2.259%, 03/25/2028	156,576	0.1
425,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	413,096	0.1
100,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	69,528	0.0
70,000 (1)	Baxter International, Inc., 1.915%, 02/01/2027	63,732	0.0
55,000 (1)	Baxter International, Inc., 3.132%, 12/01/2051	40,998	0.0
91,000	Becton Dickinson and Co., 3.363%, 06/06/2024	90,624	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
103,000 (1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	$101,097	0.0
82,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	73,124	0.0
600,000	Berry Global, Inc., 1.650%, 01/15/2027	532,469	0.2
205,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	204,487	0.1
208,000 (1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	149,105	0.1
500,000	Boeing Co/The, 3.625%, 02/01/2031	451,690	0.1
99,000	Boeing Co/The, 5.150%, 05/01/2030	98,424	0.0
56,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	42,377	0.0
56,000	Bristol-Myers Squibb Co., 3.550%, 03/15/2042	50,146	0.0
150,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	133,203	0.0
72,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	69,315	0.0
125,000	Brookfield Finance LLC, 3.450%, 04/15/2050	99,022	0.0
215,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	199,166	0.1
149,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	137,785	0.0
130,000 (2)	Capital One Financial Corp., 1.878%, 11/02/2027	116,404	0.0
104,000 (2)	Capital One Financial Corp., 3.273%, 03/01/2030	94,730	0.0
130,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	110,490	0.0
54,000 (1)	Cargill, Inc., 4.375%, 04/22/2052	53,996	0.0
210,000	CBRE Services, Inc., 2.500%, 04/01/2031	178,535	0.1
250,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	220,342	0.1
135,000	Centene Corp., 4.625%, 12/15/2029	130,950	0.0
107,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	107,208	0.0
405,000	Central Garden & Pet Co., 4.125%, 10/15/2030	350,730	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	$81,967	0.0
135,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	97,461	0.0
87,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	66,461	0.0
36,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	26,976	0.0
500,000	Cigna Corp., 3.050%, 10/15/2027	479,359	0.2
320,000	Cigna Corp., 3.200%, 03/15/2040	262,949	0.1
63,000	Cigna Corp., 3.400%, 03/15/2050	49,556	0.0
250,000	Cigna Corp., 4.500%, 02/25/2026	255,140	0.1
445,000	Cigna Corp., 4.800%, 08/15/2038	444,675	0.1
305,000	Citigroup, Inc., 4.125%, 07/25/2028	296,648	0.1
491,000	Citigroup, Inc., 5.500%, 09/13/2025	512,769	0.2
321,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	302,816	0.1
500,000	Comcast Corp., 2.350%, 01/15/2027	469,546	0.1
250,000	Comcast Corp., 3.750%, 04/01/2040	225,209	0.1
400,000	Comcast Corp., 4.150%, 10/15/2028	402,596	0.1
115,000	Comcast Corp., 4.250%, 01/15/2033	114,946	0.0
90,000	Comcast Corp., 5.650%, 06/15/2035	99,310	0.0
240,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	188,738	0.1
159,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	152,921	0.1
129,000 (1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	123,379	0.0
360,000 (1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	338,148	0.1
50,000 (1)	Corebridge Financial, Inc., 4.350%, 04/05/2042	45,282	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
98,000 (1)	Corebridge Financial, Inc., 4.400%, 04/05/2052	$87,545	0.0
425,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	414,337	0.1
55,000	Crown Castle International Corp., 2.900%, 03/15/2027	51,559	0.0
79,000	Crown Castle International Corp., 4.150%, 07/01/2050	69,017	0.0
400,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	332,698	0.1
105,000	CSX Corp., 4.500%, 08/01/2054	102,284	0.0
136,000	Cummins, Inc., 1.500%, 09/01/2030	111,279	0.0
169,000	CVS Health Corp., 1.750%, 08/21/2030	137,940	0.0
250,000	CVS Health Corp., 3.250%, 08/15/2029	233,352	0.1
250,000	CVS Health Corp., 4.125%, 04/01/2040	227,496	0.1
36,000	CVS Health Corp., 5.050%, 03/25/2048	36,274	0.0
135,000	Dana, Inc., 5.375%, 11/15/2027	127,825	0.0
265,000	Dana, Inc., 5.625%, 06/15/2028	253,215	0.1
175,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	142,964	0.0
220,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	191,788	0.1
176,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	186,057	0.1
146,428	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	146,072	0.1
173,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	171,990	0.1
355,000	Discovery Communications LLC, 5.300%, 05/15/2049	334,415	0.1
225,000	DISH DBS Corp., 5.125%, 06/01/2029	176,011	0.1
35,000	Dollar General Corp., 3.500%, 04/03/2030	32,942	0.0
260,000 (2)	Dominion Energy, Inc., 4.350%, 12/31/2199	238,758	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
180,000 (2)	Dominion Energy, Inc., 4.650%, 12/31/2199	$172,800	0.1
34,000	Dow Chemical Co., 5.550%, 11/30/2048	37,237	0.0
340,000	DTE Electric Co., 2.250%, 03/01/2030	301,968	0.1
146,000	DTE Electric Co., 4.300%, 07/01/2044	140,060	0.0
250,000	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	243,576	0.1
5,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	4,359	0.0
15,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	13,183	0.0
16,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	14,548	0.0
4,000	Duke Energy Carolinas LLC, 3.950%, 03/15/2048	3,658	0.0
5,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	4,785	0.0
1,000,000	Duke Energy Corp., 2.650%, 09/01/2026	947,361	0.3
120,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	104,015	0.0
18,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	16,968	0.0
267,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	219,022	0.1
5,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	4,735	0.0
100,000	DXC Technology Co., 1.800%, 09/15/2026	89,501	0.0
95,000	DXC Technology Co., 2.375%, 09/15/2028	82,767	0.0
200,000	Ecolab, Inc., 2.750%, 08/18/2055	146,731	0.1
315,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	281,988	0.1
134,000	Energy Transfer L.P., 4.250%, 04/01/2024	135,102	0.0
969,000	Energy Transfer L.P., 4.900%, 02/01/2024	983,198	0.3
500,000	Energy Transfer L.P., 5.400%, 10/01/2047	460,521	0.1
286,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	288,734	0.1
112,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	106,624	0.0
200,000	Entergy Corp., 2.800%, 06/15/2030	176,140	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
151,000	Essential Utilities, Inc., 2.704%, 04/15/2030	$135,324	0.0
162,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	130,302	0.0
97,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	90,171	0.0
115,000	Eversource Energy, 1.400%, 08/15/2026	103,974	0.0
133,000	Eversource Energy, 2.900%, 03/01/2027	126,603	0.0
81,000	Eversource Energy, 3.375%, 03/01/2032	73,839	0.0
140,000	Extra Space Storage L.P., 2.350%, 03/15/2032	115,377	0.0
318,000 (3)	Exxon Mobil Corp., 2.610%, 10/15/2030	290,413	0.1
85,000	Exxon Mobil Corp., 2.995%, 08/16/2039	71,746	0.0
198,000	Exxon Mobil Corp., 3.452%, 04/15/2051	170,360	0.1
108,000	FedEx Corp., 4.050%, 02/15/2048	93,163	0.0
79,000	FedEx Corp., 5.250%, 05/15/2050	81,100	0.0
316,000	Fiserv, Inc., 3.200%, 07/01/2026	306,303	0.1
95,000	Florida Power & Light Co., 2.875%, 12/04/2051	74,521	0.0
141,000	Florida Power & Light Co., 4.125%, 02/01/2042	136,692	0.0
200,000	FMC Corp., 3.200%, 10/01/2026	193,431	0.1
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	189,767	0.1
53,000 (3)	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	49,586	0.0
290,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	273,268	0.1
450,000 (1)	Gap, Inc./The, 3.875%, 10/01/2031	359,550	0.1
185,000 (1)	GCI LLC, 4.750%, 10/15/2028	171,838	0.1
309,000	General Dynamics Corp., 3.500%, 04/01/2027	306,338	0.1
50,000	General Electric Co., 6.750%, 03/15/2032	58,494	0.0
316,000 (3)	General Mills, Inc., 2.875%, 04/15/2030	287,309	0.1
344,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	353,606	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
390,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	$403,646	0.1
270,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	235,502	0.1
54,000 (1)	HCA, Inc., 3.125%, 03/15/2027	50,850	0.0
53,000 (1)	HCA, Inc., 3.625%, 03/15/2032	47,539	0.0
1,035,000	HCA, Inc., 4.125%, 06/15/2029	992,391	0.3
82,000 (1)	HCA, Inc., 4.375%, 03/15/2042	71,387	0.0
200,000	HCA, Inc., 5.250%, 04/15/2025	206,262	0.1
280,000	HCA, Inc., 5.250%, 06/15/2026	288,852	0.1
195,000	Healthpeak Properties, Inc., 3.000%, 01/15/2030	177,369	0.1
325,000	Hess Corp., 5.600%, 02/15/2041	331,518	0.1
450,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	413,354	0.1
20,000 (3)	Home Depot, Inc./The, 3.250%, 04/15/2032	18,743	0.0
70,000	Home Depot, Inc./The, 3.625%, 04/15/2052	61,694	0.0
177,000	HP, Inc., 4.000%, 04/15/2029	168,483	0.1
420,000 (1)	Ingevity Corp., 3.875%, 11/01/2028	376,471	0.1
416,000	Intel Corp., 3.250%, 11/15/2049	335,625	0.1
79,000	Intel Corp., 4.750%, 03/25/2050	81,622	0.0
56,000 (1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	45,241	0.0
65,000	Interstate Power and Light Co., 3.100%, 11/30/2051	49,950	0.0
250,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	238,987	0.1
126,000	John Deere Capital Corp., 3.350%, 04/18/2029	122,807	0.0
150,000	Johnson & Johnson, 3.625%, 03/03/2037	144,802	0.1
162,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	144,028	0.0
520,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	470,751	0.2
250,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	225,339	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
129,000 (2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	$110,620	0.0
193,000 (2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	185,761	0.1
193,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	181,932	0.1
998,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	957,196	0.3
152,000 (2)	JPMorgan Chase & Co., 2.963%, 01/25/2033	133,916	0.0
155,000 (2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	125,587	0.0
750,000 (2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	728,722	0.2
500,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	502,234	0.2
129,000 (2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	114,361	0.0
200,000 (2)	JPMorgan Chase & Co., 4.586%, 04/26/2033	201,093	0.1
530,000 (2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	532,650	0.2
103,000	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	98,703	0.0
127,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	118,136	0.0
227,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	229,760	0.1
215,000	Kraft Heinz Foods Co., 4.625%, 10/01/2039	198,748	0.1
170,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	195,156	0.1
450,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	404,482	0.1
480,000 (1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	429,478	0.1
62,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	55,816	0.0
62,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	55,476	0.0
183,000 (1)	Magallanes, Inc., 3.755%, 03/15/2027	177,210	0.1
77,000 (1)	Magallanes, Inc., 4.279%, 03/15/2032	71,571	0.0
76,000 (1)	Magallanes, Inc., 5.050%, 03/15/2042	69,372	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
178,000 (1)	Magallanes, Inc., 5.141%, 03/15/2052	$159,020	0.1
53,000 (1)	Magallanes, Inc., 5.391%, 03/15/2062	47,134	0.0
200,000 (1)	Mars, Inc., 2.375%, 07/16/2040	150,439	0.1
428,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	420,000	0.1
190,000	MGM Resorts International, 5.500%, 04/15/2027	185,298	0.1
250,000	Mississippi Power Co., 4.250%, 03/15/2042	226,486	0.1
250,000 (2)	Morgan Stanley, 0.560%, 11/10/2023	246,608	0.1
300,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	270,061	0.1
436,000 (2)	Morgan Stanley, 2.239%, 07/21/2032	360,280	0.1
180,000 (2)	Morgan Stanley, 2.511%, 10/20/2032	151,476	0.1
292,000 (2)	Morgan Stanley, 2.630%, 02/18/2026	281,218	0.1
38,000 (2)	Morgan Stanley, 2.943%, 01/21/2033	33,169	0.0
750,000	Morgan Stanley, 3.125%, 07/27/2026	719,052	0.2
545,000	Morgan Stanley, 4.100%, 05/22/2023	551,147	0.2
500,000	Morgan Stanley, 4.875%, 11/01/2022	506,804	0.2
250,000 (2)	Morgan Stanley, 5.297%, 04/20/2037	250,272	0.1
600,000	Mosaic Co/The, 3.250%, 11/15/2022	602,470	0.2
225,000 (1)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	196,904	0.1
398,000	MPLX L.P., 4.000%, 03/15/2028	386,534	0.1
215,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	182,950	0.1
500,000	Mylan, Inc., 4.200%, 11/29/2023	504,486	0.2
200,000	Mylan, Inc., 5.200%, 04/15/2048	177,038	0.1
310,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	306,763	0.1
200,000 (3)	Navient Corp., 5.000%, 03/15/2027	182,440	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
188,000 (1)	Nestle Holdings, Inc., 1.500%, 09/14/2028	$165,506	0.1
193,000	Northern States Power Co/MN, 3.600%, 09/15/2047	173,784	0.1
390,000 (1)	Novelis Corp., 4.750%, 01/30/2030	359,239	0.1
63,000	Nucor Corp., 3.850%, 04/01/2052	55,204	0.0
533,000	NVIDIA Corp., 1.550%, 06/15/2028	469,695	0.1
65,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	47,578	0.0
120,000 (1)	ON Semiconductor Corp., 3.875%, 09/01/2028	111,500	0.0
65,000	ONEOK, Inc., 3.100%, 03/15/2030	57,938	0.0
420,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	364,734	0.1
316,000	Oracle Corp., 2.800%, 04/01/2027	292,685	0.1
504,000	Oracle Corp., 2.950%, 05/15/2025	488,211	0.2
113,000	Oracle Corp., 3.800%, 11/15/2037	92,728	0.0
210,000	Oracle Corp., 3.950%, 03/25/2051	159,855	0.1
48,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	47,120	0.0
115,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	115,972	0.0
250,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	232,850	0.1
35,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	26,816	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	21,741	0.0
47,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	38,084	0.0
214,000 (2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	200,595	0.1
238,000	PECO Energy Co., 4.150%, 10/01/2044	227,196	0.1
84,000	Phillips 66, 3.850%, 04/09/2025	84,571	0.0
155,000 (1)	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	131,208	0.0
280,000 (1)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	255,860	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
301,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	$297,674	0.1
210,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	194,837	0.1
500,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	430,482	0.1
281,000	PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	271,213	0.1
100,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	85,619	0.0
290,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	264,238	0.1
465,000 (1)	Prestige Brands, Inc., 3.750%, 04/01/2031	394,894	0.1
470,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	409,675	0.1
190,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	160,386	0.1
45,000	Public Storage, 1.950%, 11/09/2028	40,018	0.0
65,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	53,037	0.0
285,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	283,115	0.1
74,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	60,265	0.0
35,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	28,712	0.0
165,000	Reynolds American, Inc., 5.700%, 08/15/2035	163,059	0.1
130,000	Reynolds American, Inc., 5.850%, 08/15/2045	121,531	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/2043	240,956	0.1
210,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	177,513	0.1
230,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033	184,707	0.1
150,000	Roper Technologies, Inc., 1.750%, 02/15/2031	121,248	0.0
33,000	Ross Stores, Inc., 4.700%, 04/15/2027	33,975	0.0
120,000 (1)	S&P Global, Inc., 2.700%, 03/01/2029	110,353	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
102,000 (1)	S&P Global, Inc., 3.700%, 03/01/2052	$89,155	0.0
36,000 (1)	S&P Global, Inc., 3.900%, 03/01/2062	31,526	0.0
338,000	Salesforce, Inc., 2.700%, 07/15/2041	269,207	0.1
135,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	119,386	0.0
114,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	115,874	0.0
215,000 (2)	Sempra Energy, 4.125%, 04/01/2052	189,344	0.1
230,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	194,843	0.1
700,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	675,854	0.2
215,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	200,812	0.1
220,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	193,026	0.1
390,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	375,455	0.1
390,000 (1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	333,427	0.1
60,000	Southern California Edison Co., 3.650%, 02/01/2050	48,229	0.0
64,000	Southwest Gas Corp., 4.050%, 03/15/2032	60,597	0.0
210,000	Southwestern Energy Co., 5.375%, 02/01/2029	207,724	0.1
170,000	Sprint Nextel Corp., 6.875%, 11/15/2028	186,850	0.1
200,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	160,017	0.1
290,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	242,150	0.1
200,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	187,868	0.1
131,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	124,188	0.0
122,000 (2)	SVB Financial Group, 4.570%, 04/29/2033	121,027	0.0
85,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	81,005	0.0
215,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	186,622	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
225,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	$203,596	0.1
299,000	Time Warner Cable LLC, 5.875%, 11/15/2040	292,872	0.1
600,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	529,564	0.2
385,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	293,899	0.1
800,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	778,875	0.2
79,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	74,911	0.0
102,000	Toyota Motor Credit Corp., 3.050%, 03/22/2027	99,190	0.0
98,000	Union Pacific Corp., 2.800%, 02/14/2032	88,229	0.0
164,000	Union Pacific Corp., 3.500%, 02/14/2053	139,134	0.0
115,000 (3)	United Rentals North America, Inc., 4.000%, 07/15/2030	103,080	0.0
713,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	623,901	0.2
235,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	189,237	0.1
122,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	101,924	0.0
107,166	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	109,967	0.0
24,163	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	23,218	0.0
300,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	291,633	0.1
80,000 (1)	Valvoline, Inc., 3.625%, 06/15/2031	65,148	0.0
363,000 (1)	Verizon Communications, Inc., 2.355%, 03/15/2032	305,027	0.1
227,000	Verizon Communications, Inc., 3.400%, 03/22/2041	191,178	0.1
154,000	Verizon Communications, Inc., 3.550%, 03/22/2051	126,747	0.0
240,000	Verizon Communications, Inc., 3.700%, 03/22/2061	193,434	0.1
250,000	Verizon Communications, Inc., 4.125%, 03/16/2027	251,236	0.1
175,000	Verizon Communications, Inc., 4.125%, 08/15/2046	159,207	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
199,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$196,408	0.1
200,000	Verizon Communications, Inc., 4.812%, 03/15/2039	205,706	0.1
400,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	371,724	0.1
195,000	Viatris, Inc., 2.700%, 06/22/2030	161,392	0.1
205,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	186,292	0.1
225,000	VMware, Inc., 1.400%, 08/15/2026	201,857	0.1
100,000	VMware, Inc., 1.800%, 08/15/2028	85,103	0.0
350,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	336,494	0.1
100,000	Wells Fargo & Co., 3.000%, 10/23/2026	95,577	0.0
154,000 (2)	Wells Fargo & Co., 4.611%, 04/25/2053	151,909	0.1
450,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	391,277	0.1
52,000	Williams Cos, Inc./The, 3.500%, 11/15/2030	48,398	0.0
445,000 (1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	378,771	0.1
100,000	Workday, Inc., 3.700%, 04/01/2029	95,677	0.0
90,000	Workday, Inc., 3.800%, 04/01/2032	85,218	0.0
173,000	XLIT Ltd., 5.500%, 03/31/2045	188,849	0.1
420,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	366,124	0.1
386,000 (1)	Ziff Davis, Inc., 4.625%, 10/15/2030	344,831	0.1
		77,264,606	23.7
	Total Corporate Bonds/Notes
	(Cost $134,190,055)	119,200,887	36.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.8%
	United States: 15.8%
294,637 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.221%, 05/25/2036	281,506	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
107,465	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$66,887	0.0
156,788	Alternative Loan Trust 2007-23CB A3, 1.168%, (US0001M + 0.500)%, 09/25/2037	74,987	0.0
338,578	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	210,351	0.1
309,313	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	286,488	0.1
71,216	Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.168%, (US0001M + 0.500)%, 11/25/2035	37,829	0.0
185,565 (1)(2)	CSMC Trust 2015-2 B3, 3.897%, 02/25/2045	181,623	0.1
131,774 (1)(2)	CSMC Trust 2015-3 B1, 3.814%, 03/25/2045	129,352	0.0
3,023,000 (4)	Fannie Mae 2005-18 SC, 3.982%, (-1.000*US0001M + 4.650)%, 03/25/2035	226,721	0.1
772,533 (4)	Fannie Mae 2008-41 S, 6.132%, (-1.000*US0001M + 6.800)%, 11/25/2036	140,371	0.1
2,281,468 (4)	Fannie Mae 2009-106 SA, 5.582%, (-1.000*US0001M + 6.250)%, 01/25/2040	270,561	0.1
345,772	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.668%, (US0001M + 3.000)%, 10/25/2029	355,194	0.1
352,003	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 3.168%, (US0001M + 2.500)%, 05/25/2030	356,314	0.1
323,998	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.668%, (US0001M + 2.000)%, 03/25/2031	324,488	0.1
68,326 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.968%, (US0001M + 2.300)%, 08/25/2031	68,374	0.0
133,232 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.068%, (US0001M + 2.400)%, 04/25/2031	133,283	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
48,750 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 3.118%, (US0001M + 2.450)%, 07/25/2031	$48,924	0.0
57,804 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.768%, (US0001M + 2.100)%, 09/25/2039	57,818	0.0
383,929 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.718%, (US0001M + 2.050)%, 01/25/2040	384,346	0.1
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.318%, (US0001M + 3.650)%, 02/25/2040	988,574	0.3
107,249	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	114,212	0.0
86,947	Fannie Mae REMIC Trust 2005-74 DK, 21.329%, (-4.000*US0001M + 24.000)%, 07/25/2035	107,868	0.0
88,654	Fannie Mae REMIC Trust 2006-104 ES, 30.111%, (-5.000*US0001M + 33.450)%, 11/25/2036	137,575	0.0
1,131,563 (4)	Fannie Mae REMIC Trust 2007-36 SN, 6.102%, (-1.000*US0001M + 6.770)%, 04/25/2037	157,322	0.1
81,195	Fannie Mae REMIC Trust 2007-55 DS, 13.330%, (-2.500*US0001M + 15.000)%, 06/25/2037	83,487	0.0
657,657 (4)	Fannie Mae REMIC Trust 2008-53 FI, 5.432%, (-1.000*US0001M + 6.100)%, 07/25/2038	66,138	0.0
692,466 (4)	Fannie Mae REMIC Trust 2008-58 SM, 5.432%, (-1.000*US0001M + 6.100)%, 07/25/2038	74,029	0.0
147,528	Fannie Mae REMIC Trust 2009-66 SL, 14.316%, (-3.333*US0001M + 15.833)%, 09/25/2039	163,639	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
93,200	Fannie Mae REMIC Trust 2009-66 SW, 14.483%, (-3.333*US0001M + 16.000)%, 09/25/2039	$104,747	0.0
3,211,492 (4)	Fannie Mae REMIC Trust 2010-123 SL, 5.402%, (-1.000*US0001M + 6.070)%, 11/25/2040	344,889	0.1
3,100,382 (4)	Fannie Mae REMIC Trust 2011-55 SK, 5.892%, (-1.000*US0001M + 6.560)%, 06/25/2041	456,818	0.1
1,292,393 (4)	Fannie Mae REMIC Trust 2011-86 NS, 5.282%, (-1.000*US0001M + 5.950)%, 09/25/2041	139,811	0.1
168,439 (4)	Fannie Mae REMIC Trust 2012-10 US, 5.782%, (-1.000*US0001M + 6.450)%, 02/25/2042	23,438	0.0
975,771 (4)	Fannie Mae REMIC Trust 2012-24 HS, 5.882%, (-1.000*US0001M + 6.550)%, 09/25/2040	59,221	0.0
640,314 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	47,631	0.0
202,137	Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	202,016	0.1
5,562,216 (4)	Fannie Mae REMICS 2015-34 DI, 6.500%, 06/25/2045	1,266,509	0.4
16,203,530 (4)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	3,135,480	1.0
7,693,030 (4)	Fannie Mae REMICS 2015-59 SK, 4.982%, (-1.000*US0001M + 5.650)%, 08/25/2045	785,938	0.2
13,911,928 (4)	Fannie Mae REMICS 2016-54 SL, 5.332%, (-1.000*US0001M + 6.000)%, 08/25/2046	2,106,610	0.7
7,737,985 (4)	Fannie Mae REMICS 2020-24 IB, 3.000%, 04/25/2050	1,201,427	0.4
502,425 (4)	Fannie Mae Series 2007-9 SE, 5.412%, (-1.000*US0001M + 6.080)%, 03/25/2037	60,173	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
786,318 (4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	$77,836	0.0
915,126 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.021%, 04/25/2048	870,929	0.3
159,060 (4)	Freddie Mac REMIC Trust 2303 SY, 8.146%, (-1.000*US0001M + 8.700)%, 04/15/2031	24,796	0.0
881,355 (4)	Freddie Mac REMIC Trust 2989 GU, 6.446%, (-1.000*US0001M + 7.000)%, 02/15/2033	113,914	0.0
758,388 (4)	Freddie Mac REMIC Trust 3271 SB, 5.496%, (-1.000*US0001M + 6.050)%, 02/15/2037	89,592	0.0
2,621,007 (4)	Freddie Mac REMIC Trust 3424 HI, 5.346%, (-1.000*US0001M + 5.900)%, 04/15/2038	297,674	0.1
523,914 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	69,312	0.0
3,087,991 (4)	Freddie Mac REMIC Trust 3856 KS, 5.996%, (-1.000*US0001M + 6.550)%, 05/15/2041	396,045	0.1
539,415 (4)	Freddie Mac REMIC Trust 3925 SD, 5.496%, (-1.000*US0001M + 6.050)%, 07/15/2040	28,587	0.0
135,944 (4)	Freddie Mac REMIC Trust 3946 SE, 6.096%, (-1.000*US0001M + 6.650)%, 02/15/2041	2,240	0.0
569,467 (4)	Freddie Mac REMIC Trust 4077 SM, 6.146%, (-1.000*US0001M + 6.700)%, 08/15/2040	18,642	0.0
670,057 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	63,312	0.0
1,049,548 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	161,061	0.1
1,584,962 (4)	Freddie Mac REMICS 3693 SC, 5.946%, (-1.000*US0001M + 6.500)%, 07/15/2040	247,668	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,211,178	Freddie Mac REMICS 3792 DS, 6.046%, (-1.000*US0001M + 6.600)%, 11/15/2040	$36,140	0.0
1,362,804 (4)	Freddie Mac REMICS 4040 SW, 6.076%, (-1.000*US0001M + 6.630)%, 05/15/2032	157,348	0.1
10,608,970 (4)	Freddie Mac REMICS 4096 SB, 5.446%, (-1.000*US0001M + 6.000)%, 08/15/2042	1,565,024	0.5
6,692,309 (4)	Freddie Mac REMICS 4480 WS, 5.626%, (-1.000*US0001M + 6.180)%, 06/15/2045	942,885	0.3
1,713,190 (4)	Freddie Mac REMICS 4623 MS, 5.446%, (-1.000*US0001M + 6.000)%, 10/15/2046	248,793	0.1
15,024,676 (4)	Freddie Mac REMICS 4695 IO, 4.500%, 10/15/2041	2,722,310	0.8
1,495,473	Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	1,508,579	0.5
1,613,277	Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,612,271	0.5
5,953,452 (4)	Freddie Mac REMICS 5052 KI, 4.000%, 12/25/2050	1,067,695	0.3
283,691 (1)	Freddie Mac STACR 2019-HQA3 M2, 2.518%, (US0001M + 1.850)%, 09/25/2049	283,227	0.1
170,623 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.568%, (US0001M + 1.900)%, 01/25/2050	170,840	0.1
257,147 (1)	Freddie Mac STACR Remic Trust 2020-HQA2 M2, 3.768%, (US0001M + 3.100)%, 03/25/2050	258,396	0.1
40,156 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 4.268%, (US0001M + 3.600)%, 07/25/2050	40,215	0.0
700,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.389%, (SOFR30A + 2.100)%, 09/25/2041	667,747	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 2.139%, (SOFR30A + 1.850)%, 01/25/2042	$956,516	0.3
1,100,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 5.539%, (SOFR30A + 5.250)%, 03/25/2042	1,125,879	0.4
410,476 (1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.718%, (US0001M + 2.050)%, 07/25/2049	411,351	0.1
208,948 (2)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	21,517	0.0
522,016 (2)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	77,562	0.0
3,964,642 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	364,571	0.1
8,575,825 (4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,754,108	0.5
6,875,264 (4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,576,943	0.5
1,682,627 (2)(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	90,303	0.0
2,037,566 (2)(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	143,272	0.1
1,312,498 (2)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	120,477	0.0
3,707,878 (2)(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	698,696	0.2
7,120,386 (2)(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,255,733	0.4
22,007	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.568%, (US0001M + 3.900)%, 12/25/2027	22,081	0.0
352,678 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	350,252	0.1
190,061	Ginnie Mae Series 2007-8 SP, 20.121%, (-3.242*US0001M + 22.048)%, 03/20/2037	251,531	0.1
15,110,371 (4)	Ginnie Mae Series 2009-106 CM, 6.006%, (-1.000*US0001M + 6.600)%, 01/16/2034	1,124,009	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,169,303 (4)	Ginnie Mae Series 2010-116 NS, 6.056%, (-1.000*US0001M + 6.650)%, 09/16/2040	$133,364	0.0
191,990 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	13,590	0.0
1,161,046 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	49,233	0.0
106,175 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	1,962	0.0
1,024,099 (4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	130,885	0.0
561,736 (4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	28,900	0.0
11,186,543 (4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	2,109,365	0.7
1,223,941 (4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	104,256	0.0
4,531,395 (4)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	896,041	0.3
7,525,914 (4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,155,204	0.4
187,367	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.088%, (US0001M + 0.210)%, 04/25/2036	168,408	0.1
17,905 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	17,763	0.0
19,453 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	19,187	0.0
870,540 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	761,616	0.2
389,741 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	340,770	0.1
434,437 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	418,862	0.1
69,821 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	66,644	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
116,369 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	$112,504	0.0
5,652 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,639	0.0
33,347 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	33,107	0.0
82,645 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	79,109	0.0
500,000 (1)(2)	JP Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	448,398	0.1
343,633 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	301,034	0.1
70,726 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	69,649	0.0
206,561 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	199,399	0.1
586,637 (1)(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	513,242	0.2
949,749 (1)(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	844,165	0.3
32,169 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	31,686	0.0
300,000 (1)(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	256,562	0.1
3,748 (2)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	3,585	0.0
1,000,000 (1)(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	918,687	0.3
6,777,951 (2)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.467%, 08/25/2045	48,215	0.0
44,137 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.009%, 10/25/2036	43,660	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
150,135 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.855%, 08/25/2046	$146,530	0.1
302,533 (2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.046%, 12/25/2036	296,792	0.1
403,602	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	359,468	0.1
88,667	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.098%, (US0001M + 0.430)%, 06/25/2037	71,955	0.0
406,224 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	359,441	0.1
319,351 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.738%, 08/20/2045	298,485	0.1
	Total Collateralized Mortgage Obligations
	(Cost $53,787,851)	51,408,210	15.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.6%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
514,789	3.500%,01/01/2048	506,240	0.2
61,846	4.000%,09/01/2045	62,365	0.0
57,142	4.000%,09/01/2045	57,615	0.0
87,862	4.000%,05/01/2046	88,747	0.0
		714,967	0.2
	Federal National Mortgage Association: 0.3%(5)
1,110,115	3.500%,03/01/2043	1,112,488	0.3

	Government National Mortgage Association: 2.2%
2,508,244	2.500%,05/20/2051	2,334,711	0.7
620,000 (6)	2.500%,05/15/2052	575,313	0.2
4,350,000 (6)	3.000%,05/15/2052	4,147,119	1.3
92,381	4.500%,08/20/2041	97,099	0.0
12,699	5.500%,03/20/2039	13,845	0.0
		7,168,087	2.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: 5.9%
10,039,000 (6)	2.000%,05/15/2052	$8,856,672	2.7
50,955	2.500%,06/01/2030	49,992	0.0
36,158	2.500%,06/01/2030	35,475	0.0
23,626	2.500%,07/01/2030	23,180	0.0
6,439,000 (6)	2.500%,05/15/2052	5,874,289	1.8
124,763	3.500%,06/01/2034	125,624	0.1
2,700,000 (6)	3.500%,06/15/2052	2,612,899	0.8
54,924	4.000%,05/01/2045	55,359	0.0
1,017,355	4.000%,04/01/2049	1,025,072	0.3
154,269	4.500%,12/01/2040	161,000	0.1
84,038	4.500%,12/01/2040	87,701	0.0
148,201	5.000%,05/01/2041	158,007	0.1
94,602	5.000%,06/01/2041	100,823	0.0
		19,166,093	5.9
	Total U.S. Government Agency Obligations
	(Cost $29,025,032)	28,161,635	8.6

SOVEREIGN BONDS: 14.9%
	Argentina: 0.2%
1,471,588 (7)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	465,773	0.2
95,041	Argentine Republic Government International Bond, 1.000%, 07/09/2029	30,698	0.0
172,561 (7)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2023), 07/09/2035	49,456	0.0
		545,927	0.2
	Australia: 0.1%
AUD 837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	478,827	0.1

	Canada: 0.2%
CAD 1,100,000	Canadian Government Bond, 2.000%, 12/01/2051	717,361	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China: 7.2%
CNY 4,500,000	China Government Bond, 2.690%, 08/12/2026	$685,302	0.2
CNY 50,420,000	China Government Bond, 2.850%, 06/04/2027	7,717,620	2.4
CNY 21,430,000	China Government Bond, 3.130%, 11/21/2029	3,313,540	1.0
CNY 29,170,000	China Government Bond, 3.250%, 06/06/2026	4,545,960	1.4
CNY 34,570,000	China Government Bond, 3.250%, 11/22/2028	5,392,685	1.7
CNY 1,110,000	China Government Bond, 3.290%, 05/23/2029	173,923	0.0
CNY 9,950,000	China Government Bond, 4.080%, 10/22/2048	1,698,311	0.5
		23,527,341	7.2
	Colombia: 0.3%
250,000 (3)	Colombia Government International Bond, 3.000%, 01/30/2030	200,361	0.1
200,000	Colombia Government International Bond, 5.200%, 05/15/2049	151,000	0.0
COP 2,551,900,000	Colombian TES, 7.750%, 09/18/2030	559,116	0.2
		910,477	0.3
	Croatia: 0.1%
EUR 300,000	Croatia Government International Bond, 1.125%, 06/19/2029	281,732	0.1

	Dominican Republic: 0.2%
200,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	173,138	0.1
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	168,466	0.0
200,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	158,452	0.0
300,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	273,265	0.1
		773,321	0.2
	Egypt: 0.3%
400,000 (1)(3)	Egypt Government International Bond, 5.875%, 02/16/2031	293,914	0.1
325,000	Egypt Government International Bond, 7.500%, 01/31/2027	289,203	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Egypt (continued)
200,000 (1)	Egypt Government International Bond, 7.625%, 05/29/2032	$156,428	0.1
200,000 (1)	Egypt Government International Bond, 8.750%, 09/30/2051	147,288	0.0
		886,833	0.3
	Germany: 0.0%
EUR 9,700	Bundesobligation, -0.140%, 04/14/2023	10,247	0.0
EUR 60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	62,472	0.0
EUR 30,000	Bundesrepublik Deutschland Bundesanleihe, 0.600%, 08/15/2026	30,847	0.0
EUR 40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	42,871	0.0
		146,437	0.0
	Indonesia: 0.3%
IDR 13,833,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,051,919	0.3

	Italy: 0.5%
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	762,396	0.2
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	834,232	0.3
		1,596,628	0.5
	Ivory Coast: 0.2%
EUR 200,000 (1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	177,960	0.1
394,167 (2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	376,493	0.1
		554,453	0.2
	Malaysia: 1.2%
MYR 18,342,000	Malaysia Government Bond, 3.828%, 07/05/2034	3,828,519	1.2

	Mexico: 0.1%
200,000 (3)	Mexico Government International Bond, 3.250%, 04/16/2030	179,864	0.1
200,000	Mexico Government International Bond, 3.750%, 04/19/2071	138,150	0.0
		318,014	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Morocco: 0.1%
200,000 (1)	Morocco Government International Bond, 2.375%, 12/15/2027	$173,450	0.0
200,000	Morocco Government International Bond, 4.250%, 12/11/2022	201,205	0.1
		374,655	0.1
	Nigeria: 0.1%
200,000	Nigeria Government International Bond, 7.875%, 02/16/2032	168,500	0.1

	Oman: 0.1%
200,000	Oman Government International Bond, 6.000%, 08/01/2029	202,734	0.0
200,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	220,543	0.1
		423,277	0.1
	Panama: 0.1%
200,000 (3)	Panama Government International Bond, 3.298%, 01/19/2033	174,225	0.0
200,000	Panama Government International Bond, 3.875%, 03/17/2028	193,640	0.1
		367,865	0.1
	Peru: 0.4%
PEN 4,000,000	Peru Government Bond, 6.350%, 08/12/2028	974,419	0.3
200,000	Peruvian Government International Bond, 1.862%, 12/01/2032	155,500	0.1
200,000	Peruvian Government International Bond, 2.780%, 12/01/2060	129,988	0.0
75,000 (3)	Peruvian Government International Bond, 5.625%, 11/18/2050	82,582	0.0
		1,342,489	0.4
	Portugal: 0.6%
EUR 1,664,000 (1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,798,010	0.6

	Romania: 0.5%
RON 5,510,000	Romania Government Bond, 3.250%, 04/29/2024	1,110,877	0.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania (continued)
EUR 200,000 (1)	Romanian Government International Bond, 2.625%, 12/02/2040	$140,909	0.1
480,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	410,808	0.1
		1,662,594	0.5
	Russia: 0.1%
RUB 47,938,000 (8)	Russian Federal Bond - OFZ, 6.900%, 05/23/2029	41,152	0.0
200,000	Russian Foreign Bond - Eurobond, 4.375%, 03/21/ 2029	40,000	0.0
400,000 (1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	160,000	0.1
		241,152	0.1
	Saudi Arabia: 0.1%
200,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	160,618	0.1

	South Africa: 0.3%
250,000 (3)	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	228,707	0.1
900,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	830,430	0.2
		1,059,137	0.3
	Spain: 0.8%
EUR 1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,347,991	0.4
EUR 1,092,000 (1)	Spain Government Bond, 2.700%, 10/31/2048	1,211,570	0.4
		2,559,561	0.8
	Sri Lanka: 0.0%
200,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	87,686	0.0

	Thailand: 0.4%
THB 1,200,000	Thailand Government Bond, 0.750%, 06/17/2024	34,505	0.0
THB 41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,246,113	0.4
		1,280,618	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: 0.2%
800,000	Turkey Government International Bond, 4.875%, 10/09/2026	$708,297	0.2

	Ukraine: 0.2%
250,000	Ukraine Government International Bond, 7.253%, 03/15/2033	77,500	0.0
525,000	Ukraine Government International Bond, 7.375%, 09/25/2032	162,750	0.1
800,000	Ukraine Government International Bond, 7.750%, 09/01/2025	260,650	0.1
		500,900	0.2
	Uruguay: 0.0%
75,000	Uruguay Government International Bond, 4.375%, 10/27/2027	76,688	0.0
	Total Sovereign Bonds
	(Cost $54,471,718)	48,429,836	14.9
U.S. TREASURY OBLIGATIONS: 5.4%
	U.S. Treasury Bonds: 1.5%
3,600	1.625%,11/15/2050	2,647	0.0
3,851,600	1.875%,02/15/2032	3,517,594	1.1
1,499,700	1.875%,11/15/2051	1,176,679	0.3
295,100	2.375%,02/15/2042	260,841	0.1
		4,957,761	1.5
	U.S. Treasury Notes: 3.9%
3,565,000	0.125%,05/31/2023	3,486,180	1.1
771,000	0.250%,06/15/2024	731,336	0.2
322,400	0.500%,11/30/2023	312,035	0.1
1,055,800	0.875%,01/31/2024	1,023,879	0.3
219,700	1.125%,02/15/2031	189,646	0.1
244,700	1.250%,11/30/2026	227,026	0.1
1,027,800	1.250%,09/30/2028	924,819	0.3
107,000	1.500%,02/15/2025	103,021	0.0
439,000	1.500%,01/31/2027	410,945	0.1
408,600	1.500%,11/30/2028	372,863	0.1
179,000	2.250%,03/31/2024	177,504	0.0
196,000	2.375%,03/31/2029	188,987	0.1
1,975,000	2.500%,04/30/2024	1,966,822	0.6
530,000	2.500%,03/31/2027	519,421	0.2
2,000,000	2.625%,04/15/2025	1,985,781	0.6
		12,620,265	3.9
	Total U.S. Treasury Obligations
	(Cost $18,264,922)	17,578,026	5.4

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.2%
	United States: 9.2%
6,864,612 (2)(4)	BANK 2017-BNK5 XA, 1.161%, 06/15/2060	$263,353	0.1
965,414 (2)(4)	BANK 2019-BNK16 XA, 1.104%, 02/15/2052	47,653	0.0
280,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	225,738	0.1
1,421,522 (2)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.203%, 03/15/2052	80,032	0.0
300,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	270,780	0.1
10,400,851 (2)(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.568%, 12/17/2053	949,452	0.3
6,452,333 (2)(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.382%, 02/15/2054	526,616	0.2
1,888,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 2.904%, (US0001M + 2.350)%, 02/15/2038	1,830,803	0.6
100,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	85,875	0.0
2,822,205 (2)(4)	CD 2016-CD1 Mortgage Trust XA, 1.505%, 08/10/2049	124,047	0.0
360,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.579%, 08/10/2049	270,324	0.1
8,581,000 (2)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.985%, 08/10/2049	268,924	0.1
3,401,024 (2)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.229%, 10/12/2050	130,316	0.0
15,100,638 (1)(2)(4)	COMM 2012-LTRT XA, 0.960%, 10/05/2030	681	0.0
200,000 (1)(2)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	189,619	0.1
6,441,954 (2)(4)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	123,615	0.0
350,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	264,303	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
1,369,953 (1)	CSWF 2021-SOP2 D, 2.871%, (US0001M + 2.317)%, 06/15/2034	$1,324,776	0.4
530,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	424,642	0.1
309,879 (1)(9)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650)%, 07/10/2044	309,534	0.1
1,470,000 (1)(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.648%, 10/10/2034	1,363,603	0.4
3,518,627	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	547,988	0.2
9,770,780 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 1.053%, 09/25/2030	618,135	0.2
7,095,909 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	423,678	0.1
3,594,365 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	445,215	0.1
5,556,882 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.959%, 10/25/2035	444,269	0.1
26,050,806 (2)(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.530%, 04/25/2030	604,558	0.2
1,105,000 (1)(10)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	801,780	0.2
4,000,000 (1)(10)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,418,444	0.7
51,009,187 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	197,543	0.1
5,680,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	27,560	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
557,000 (1)(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	$460,433	0.1
379,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.760%, 01/29/2052	302,027	0.1
413,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.180%, 01/27/2052	291,235	0.1
215,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 C728, 0.430%, 08/27/2050	190,492	0.1
220,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.590%, 05/27/2048	188,405	0.1
266,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.010%, 11/27/2049	201,556	0.1
186,000 (1)(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	141,004	0.0
216,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.370%, 01/27/2052	143,844	0.0
215,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 D728, 0.500%, 01/29/2052	185,453	0.1
291,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	281,509	0.1
173,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.520%, 10/27/2047	151,562	0.0
220,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.680%, 05/27/2048	184,217	0.1
72,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.190%, 12/27/2045	68,799	0.0
116,000 (1)(11)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.580%, 01/29/2052	97,530	0.0
1,760,000 (1)(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,728,127	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
220,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	$141,460	0.0
4,101,444 (2)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.181%, 11/10/2046	47,413	0.0
7,585,477 (2)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.164%, 05/10/2050	331,113	0.1
600,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	567,514	0.2
460,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	426,887	0.1
200,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	185,567	0.1
2,120,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,908,530	0.6
1,327,933 (2)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.895%, 06/15/2045	40	0.0
420,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	363,743	0.1
3,812,096 (1)(2)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.941%, 03/10/2050	88,970	0.0
436,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 3.124%, (TSFR1M + 2.500)%, 07/15/2036	427,258	0.1
1,320,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.747%, 11/15/2045	1,273,744	0.4
21,550,000 (1)(2)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.575%, 12/15/2047	237,358	0.1
250,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	229,206	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
200,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.607%, 12/10/2045	$185,819	0.1
340,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.607%, 12/10/2045	264,855	0.1
5,164,314 (2)(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.434%, 02/15/2053	399,920	0.1
1,360,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	1,344,675	0.4
630,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	545,121	0.2
330,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.091%, 06/15/2046	286,156	0.1
4,252,795 (2)(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.091%, 03/15/2046	47,337	0.0
12,918,469 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.133%, 03/15/2047	158,397	0.1
300,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	267,856	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $31,436,997)	29,948,988	9.2
ASSET-BACKED SECURITIES: 7.6%
	United States: 7.6%
1,650,000 (1)	AGL CLO 11 Ltd. 2021-11A AJ, 2.394%, (US0003M + 1.350)%, 04/15/2034	1,639,219	0.5
250,000 (1)	AIG CLO 2021-1A C, 2.886%, (US0003M + 1.750)%, 04/22/2034	241,530	0.1
1,550,000 (1)	Allegro CLO IV Ltd. 2016-1A CR2, 3.044%, (US0003M + 2.000)%, 01/15/2030	1,523,377	0.5
500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950)%, 04/14/2029	496,007	0.1
400,000 (1)	Apidos CLO XXIV 2016-24A BRR, 3.113%, (US0003M + 2.050)%, 10/20/2030	390,241	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
300,000 (1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 2.444%, (US0003M + 1.400)%, 10/17/2030	$297,344	0.1
750,000 (1)	Barings Clo Ltd. 2019-4A C, 3.844%, (US0003M + 2.800)%, 01/15/2033	745,750	0.2
1,190,000 (1)	BDS 2020-FL5 C Ltd., 2.674%, (TSFR1M + 2.050)%, 02/16/2037	1,167,012	0.4
100,000 (1)	BDS 2021-FL9 B Ltd., 2.254%, (US0001M + 1.700)%, 11/16/2038	97,676	0.0
500,000 (1)	BlueMountain CLO 2013-2A CR, 3.086%, (US0003M + 1.950)%, 10/22/2030	483,533	0.1
250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000)%, 04/15/2034	243,162	0.1
500,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 2.444%, (US0003M + 1.400)%, 04/19/2034	496,452	0.2
300,000 (1)	Carlyle US Clo 2017-2A A2R Ltd., 2.663%, (US0003M + 1.600)%, 07/20/2031	295,483	0.1
450,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 2.494%, (US0003M + 1.450)%, 10/17/2034	445,674	0.1
750,000 (1)	CIFC Funding 2013-IA BR Ltd., 3.444%, (US0003M + 2.400)%, 07/16/2030	741,420	0.2
865,000 (1)	CIFC Funding 2015-4A BR2 Ltd., 2.963%, (US0003M + 1.900)%, 04/20/2034	847,216	0.3
384,431 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.744%, 03/25/2036	213,051	0.1
1,000,000 (1)	Dryden 49 Senior Loan Fund 2017-49A CR, 3.094%, (US0003M + 2.050)%, 07/18/2030	1,000,037	0.3
1,000,000 (1)	Galaxy XV CLO Ltd. 2013-15A CRR, 2.894%, (US0003M + 1.850)%, 10/15/2030	976,552	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
600,000 (1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.813%, (US0003M + 1.750)%, 04/20/2031	$580,360	0.2
250,000 (1)	Kayne CLO 10 Ltd. 2021-10A C, 2.934%, (US0003M + 1.750)%, 04/23/2034	241,696	0.1
400,000 (1)	LCM XXIV Ltd. 24A CR, 2.963%, (US0003M + 1.900)%, 03/20/2030	387,401	0.1
500,000 (1)	Madison Park Funding XXXI Ltd. 2018-31A C, 3.334%, (US0003M + 2.150)%, 01/23/2031	494,408	0.1
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	295,401	0.1
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	292,083	0.1
1,100,000 (1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 2.813%, (US0003M + 1.750)%, 01/20/2031	1,076,581	0.3
600,000 (1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 2.794%, (US0003M + 1.750)%, 04/16/2033	591,468	0.2
250,000 (1)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900)%, 01/18/2034	244,905	0.1
1,000,000 (1)	OCP CLO 2014-5 A BR Ltd., 3.014%, (US0003M + 1.800)%, 04/26/2031	966,178	0.3
1,000,000 (1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 2.145%, (US0003M + 1.750)%, 02/14/2031	975,383	0.3
1,000,000 (1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 2.280%, (US0003M + 1.800)%, 02/20/2034	973,195	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
1,000,000 (1)	Palmer Square CLO 2015-1A BR4 Ltd., 2.330%, (US0003M + 1.850)%, 05/21/2034	$979,460	0.3
1,000,000 (1)	Recette Clo Ltd. 2015-1A CRR, 2.813%, (US0003M + 1.750)%, 04/20/2034	956,110	0.3
650,000 (1)	Shackleton 2019-15A CR CLO Ltd., 3.194%, (US0003M + 2.150)%, 01/15/2032	631,115	0.2
1,000,000 (1)	Sound Point Clo XV Ltd. 2017-1A CR, 3.234%, (US0003M + 2.050)%, 01/23/2029	984,616	0.3
300,000 (1)	Symphony CLO XXVI Ltd. 2021-26A CR, 3.063%, (US0003M + 2.000)%, 04/20/2033	296,402	0.1
350,000 (1)	TCI-Flatiron Clo 2018-1A CR Ltd., 2.989%, (US0003M + 1.750)%, 01/29/2032	343,278	0.1
450,000 (1)	TCW CLO 2021-1A C Ltd., 2.963%, (US0003M + 1.900)%, 03/18/2034	439,608	0.1
600,000 (1)	Venture XXVII CLO Ltd. 2017-27A CR, 3.363%, (US0003M + 2.300)%, 07/20/2030	589,833	0.2
	Total Asset-Backed Securities
	(Cost $25,142,672)	24,680,217	7.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.2%
Total Purchased Options (Cost $503,695)	606,649	0.2
Total Long-Term Investments (Cost $346,822,942)	320,014,448	98.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
	Commercial Paper: 4.7%
7,000,000	Duke Energy Corp., 0.830%, 05/02/2022	6,999,683	2.2
1,000,000	Eaton Corp., 0.780%, 05/03/2022	999,936	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Enbridge (US) Inc., 1.380%, 07/01/2022	$1,995,335	0.6
3,000,000	Kellogg Co., 0.830%, 05/02/2022	2,999,864	1.0
2,000,000	Mondelez International, Inc., 0.690%, 05/09/2022	1,999,658	0.6
	Total Commercial Paper
	(Cost $14,994,766)	14,994,476	4.7

	Repurchase Agreements: 1.0%
1,000,000 (13)	Bank of America Inc., Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $1,000,025, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $1,020,000, due 02/01/36-04/01/52)	1,000,000	0.3
301,172 (13)	Citigroup, Inc., Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $301,179, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $307,195, due 05/03/22-02/15/52)	301,172	0.1
1,000,000 (13)	Daiwa Capital Markets, Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $1,000,025, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $1,020,000, due 04/30/22-05/01/52)	1,000,000	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/29/22, 0.28%, due 05/02/22 (Repurchase Amount $1,000,023, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 06/30/22-04/01/52)	$1,000,000	0.3
	Total Repurchase Agreements
	(Cost $3,301,172)	3,301,172	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,721,000 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $3,721,000)	3,721,000	1.1
	Total Short-Term Investments (Cost $22,016,938)	22,016,648	6.8
	Total Investments in Securities (Cost $368,839,880)	$342,031,096	105.1
	Liabilities in Excess of Other Assets	(16,716,640)	(5.1)
	Net Assets	$325,314,456	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of April 30, 2022.

(3)
Security, or a portion of the security, is on loan.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of April 30, 2022.

(8)
Defaulted security.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(11)
Represents a zero coupon bond. Rate shown reflects the effective yield as of April 30, 2022.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(14)
Rate shown is the 7-day yield as of April 30, 2022.

Currency Abbreviations:
AUD
Australian Dollar

CAD
Canadian Dollar

CNY
Chinese Yuan

COP
Colombian Peso

EUR
EU Euro

IDR
Indonesian Rupiah

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	15.8%
Sovereign Bonds	14.9
Financial	10.4
Commercial Mortgage-Backed Securities	9.2
Other Asset-Backed Securities	7.6
Consumer, Non-cyclical	6.2
Uniform Mortgage-Backed Securities	5.9
U.S. Treasury Obligations	5.4
Energy	4.6
Utilities	3.4
Communications	3.4
U.S. Government Agency Obligations	2.7
Consumer, Cyclical	2.6
Industrial	2.3
Basic Materials	2.1
Technology	1.6
Purchased Options	0.2
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.1)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$—	$606,649	$—	$606,649
Corporate Bonds/Notes	—	119,200,887	—	119,200,887
Collateralized Mortgage Obligations	—	51,408,210	—	51,408,210
Asset-Backed Securities	—	24,680,217	—	24,680,217
U.S. Government Agency Obligations	—	28,161,635	—	28,161,635
Sovereign Bonds	—	48,429,836	—	48,429,836
Commercial Mortgage-Backed Securities	—	29,639,454	309,534	29,948,988
U.S. Treasury Obligations	—	17,578,026	—	17,578,026
Short-Term Investments	3,721,000	18,295,648	—	22,016,648
Total Investments, at fair value	$3,721,000	$338,000,562	$309,534	$342,031,096
Other Financial Instruments+
Centrally Cleared Swaps	—	4,221,561	—	4,221,561
Forward Foreign Currency Contracts	—	3,831,867	—	3,831,867
Futures	3,976,116	—	—	3,976,116
OTC Swaps	—	25,541	—	25,541
Volatility Swaps	—	—	—	—
Total Assets	$7,697,116	$346,079,531	$309,534	$354,086,181
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(5,871,651)	$—	$(5,871,651)
Forward Foreign Currency Contracts	—	(10,472,060)	—	(10,472,060)
Futures	(3,842,633)	—	—	(3,842,633)
OTC Swaps	—	(107,913)	—	(107,913)
Written Options	—	(215,100)	—	(215,100)
Total Liabilities	$(3,842,633)	$(16,666,724)	$—	$(20,509,357)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 4,604,947	USD 3,270,249	Bank of America N.A.	05/20/22	$(15,599)
JPY 229,361,175	USD 1,793,285	Bank of America N.A.	05/20/22	(24,922)
USD 1,809,578	SEK 17,278,123	Bank of America N.A.	05/20/22	49,246
USD 500,547	CAD 641,896	Bank of America N.A.	05/20/22	890
NOK 15,610,674	USD 1,775,433	Bank of America N.A.	05/20/22	(111,035)
USD 3,600,501	SEK 34,151,828	Bank of America N.A.	05/20/22	121,040
USD 3,246,082	CAD 4,050,364	Bank of America N.A.	05/20/22	93,248
AUD 2,272,412	USD 1,630,683	Bank of America N.A.	05/20/22	(24,604)
CHF 1,766,281	USD 1,820,645	Bank of America N.A.	05/20/22	(41,465)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,853,359	GBP 4,484,645	Bank of America N.A.	05/20/22	214,220
NOK 15,250,094	USD 1,703,293	Bank of America N.A.	05/20/22	(77,339)
USD 753,394	COP 2,859,724,415	Barclays Bank PLC	05/06/22	31,268
TRY 342,815	USD 22,484	Barclays Bank PLC	06/10/22	(64)
USD 3,007,407	MYR 13,138,758	Barclays Bank PLC	06/10/22	(17,168)
EUR 1,327,057	USD 1,433,872	BNP Paribas	05/20/22	(32,859)
NOK 12,610,531	USD 1,351,048	BNP Paribas	05/20/22	(47,254)
USD 1,856,440	EUR 1,754,719	BNP Paribas	05/20/22	2,607
USD 6,074,309	CHF 5,669,173	BNP Paribas	05/20/22	241,522
USD 1,995,238	JPY 256,364,984	BNP Paribas	05/20/22	18,677
USD 2,696,977	NZD 3,951,309	BNP Paribas	05/20/22	145,942
USD 2,280,160	CAD 2,922,804	BNP Paribas	05/20/22	33,053
USD 2,751,789	NOK 25,880,368	BNP Paribas	05/20/22	(7,557)
JPY 197,636,562	USD 1,523,801	BNP Paribas	05/20/22	(5,681)
USD 2,322,698	GBP 1,823,672	BNP Paribas	05/20/22	29,554
USD 4,022,269	CHF 3,905,784	BNP Paribas	05/20/22	3,764
USD 2,676,836	EUR 2,496,408	BNP Paribas	05/20/22	41,306
SEK 28,929,115	USD 2,942,848	BNP Paribas	05/20/22	4,511
USD 1,808,786	AUD 2,540,626	BNP Paribas	05/20/22	13,141
NZD 3,260,247	USD 2,161,182	BNP Paribas	05/20/22	(56,309)
CHF 2,731,716	USD 2,857,225	BNP Paribas	05/20/22	(46,671)
USD 4,206,551	NZD 6,251,128	BNP Paribas	05/20/22	170,713
JPY 130,754,705	USD 1,024,346	BNP Paribas	05/20/22	(16,234)
USD 4,813,124	EUR 4,555,468	BNP Paribas	05/20/22	3,784
JPY 484,447,331	USD 3,810,372	BNP Paribas	05/20/22	(75,308)
USD 806,059	JPY 103,735,759	BNP Paribas	05/20/22	6,262
USD 1,666,964	CHF 1,583,449	BNP Paribas	05/20/22	37,816
USD 1,867,233	JPY 231,045,053	BNP Paribas	05/20/22	85,888
USD 2,866,567	CAD 3,606,140	BNP Paribas	05/20/22	59,520
SEK 33,603,411	USD 3,555,785	BNP Paribas	05/20/22	(132,199)
GBP 2,129,742	USD 2,784,348	BNP Paribas	05/20/22	(106,342)
EUR 2,266,311	USD 2,470,532	BNP Paribas	05/20/22	(77,921)
SEK 16,826,264	USD 1,769,443	BNP Paribas	05/20/22	(55,147)
CHF 913,797	USD 979,960	BNP Paribas	05/20/22	(39,791)
USD 4,210,053	JPY 534,083,975	BNP Paribas	05/20/22	92,293
NZD 5,998,368	USD 4,079,566	BNP Paribas	05/20/22	(206,915)
USD 1,945,295	AUD 2,638,434	BNP Paribas	05/20/22	80,522
JPY 574,526,866	USD 4,576,394	BNP Paribas	05/20/22	(146,822)
USD 3,693,432	JPY 464,969,889	BNP Paribas	05/20/22	108,539
AUD 5,602,838	USD 4,160,162	BNP Paribas	05/20/22	(200,230)
IDR 4,978,638,523	USD 344,069	BNP Paribas	06/10/22	(3,116)
HKD 547,037	USD 69,762	BNP Paribas	06/10/22	12
HUF 53,585,311	USD 152,827	BNP Paribas	06/10/22	(4,170)
ILS 1,073,195	USD 327,615	BNP Paribas	06/10/22	(5,519)
USD 1,650,556	NOK 15,061,008	Brown Brothers Harriman & Co.	05/20/22	44,762
DKK 4,946,164	USD 729,427	Brown Brothers Harriman & Co.	05/20/22	(27,461)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,744,492	CAD 3,496,592	Brown Brothers Harriman & Co.	05/20/22	22,717
USD 39,495	JPY 4,953,573	Brown Brothers Harriman & Co.	05/20/22	1,303
SEK 10,894,718	USD 1,121,231	Brown Brothers Harriman & Co.	05/20/22	(11,254)
USD 939,166	PEN 3,496,141	Citibank N.A.	05/06/22	28,475
JPY 89,768,048	USD 727,339	Citibank N.A.	05/20/22	(35,232)
NOK 3,780,739	USD 429,189	Citibank N.A.	05/20/22	(26,089)
JPY 5,341,430,424	USD 43,400,640	Citibank N.A.	05/20/22	(2,218,489)
USD 516,297	CHF 499,975	Citibank N.A.	05/20/22	1,893
CHF 4,577,987	USD 4,951,704	Citibank N.A.	05/20/22	(241,595)
PLN 2,478,659	USD 570,260	Citibank N.A.	06/10/22	(13,904)
USD 2,266	NOK 19,867	Deutsche Bank AG	05/20/22	148
USD 1,391,109	EUR 1,280,625	Goldman Sachs & Co.	05/20/22	39,116
USD 1,733,393	SEK 16,440,714	Goldman Sachs & Co.	05/20/22	58,379
USD 2,786,103	SEK 27,433,367	Goldman Sachs & Co.	05/20/22	(8,866)
USD 246,910	NOK 2,304,544	Goldman Sachs & Co.	05/20/22	1,201
NOK 15,323,546	USD 1,646,065	Goldman Sachs & Co.	05/20/22	(12,280)
USD 2,028,601	AUD 2,841,974	Goldman Sachs & Co.	05/20/22	19,972
CAD 3,816,444	USD 3,003,608	Goldman Sachs & Co.	05/20/22	(32,858)
USD 1,053,795	JPY 134,151,032	Goldman Sachs & Co.	05/20/22	19,497
CHF 1,728,082	USD 1,832,398	Goldman Sachs & Co.	05/20/22	(54,443)
USD 829,182	JPY 107,430,453	Goldman Sachs & Co.	05/20/22	3,969
USD 5,341,526	EUR 4,929,881	Goldman Sachs & Co.	05/20/22	136,907
GBP 4,565,477	USD 5,950,734	Goldman Sachs & Co.	05/20/22	(209,955)
USD 3,478,472	NOK 30,757,696	Goldman Sachs & Co.	05/20/22	199,110
EUR 3,742,850	USD 3,932,887	Goldman Sachs & Co.	05/20/22	18,548
SGD 804,588	USD 586,137	Goldman Sachs & Co.	06/10/22	(4,384)
USD 751,480	RON 3,479,159	Goldman Sachs & Co.	06/10/22	13,749
EUR 2,579,896	USD 2,819,569	Goldman Sachs International	05/20/22	(95,897)
USD 2,820,855	EUR 2,571,896	Goldman Sachs International	05/20/22	105,630
USD 1,182,325	GBP 903,567	Goldman Sachs International	05/20/22	46,150
NOK 11,768,587	USD 1,352,909	Goldman Sachs International	05/20/22	(98,151)
BRL 467,160	USD 90,941	HSBC Bank USA N.A.	05/06/22	3,455
KRW 4,913,020,000	USD 3,931,108	HSBC Bank USA N.A.	06/10/22	(41,996)
MXN 21,106,560	USD 1,001,876	JPMorgan Chase Bank N.A.	05/06/22	31,816
CLP 153,647,743	USD 188,460	Morgan Stanley Capital Services LLC	05/06/22	(8,399)
NZD 2,406,170	USD 1,558,638	Morgan Stanley Capital Services LLC	05/20/22	(35,750)
USD 2,585,508	JPY 320,306,495	Morgan Stanley Capital Services LLC	05/20/22	115,962
JPY 336,069,666	USD 2,717,763	Morgan Stanley Capital Services LLC	05/20/22	(126,684)
USD 6,146,275	CAD 7,731,591	Morgan Stanley Capital Services LLC	05/20/22	127,945
USD 2,099,475	AUD 2,793,883	Morgan Stanley Capital Services LLC	05/20/22	124,834
USD 2,098,438	AUD 2,804,435	Morgan Stanley Capital Services LLC	05/20/22	116,340
EUR 4,055,534	USD 4,420,776	Morgan Stanley Capital Services LLC	05/20/22	(139,230)
CAD 4,462,371	USD 3,541,553	Morgan Stanley Capital Services LLC	05/20/22	(68,009)
NZD 2,706,787	USD 1,790,775	Morgan Stanley Capital Services LLC	05/20/22	(43,226)
JPY 565,255,491	USD 4,426,901	Morgan Stanley Capital Services LLC	05/20/22	(68,811)
USD 1,717,560	JPY 215,290,270	Morgan Stanley Capital Services LLC	05/20/22	57,683
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 5,778,304	USD 4,387,024	Morgan Stanley Capital Services LLC	05/20/22	(303,077)
USD 2,705,663	SEK 26,614,170	Morgan Stanley Capital Services LLC	05/20/22	(5,845)
CAD 3,673,376	USD 2,908,799	Morgan Stanley Capital Services LLC	05/20/22	(49,414)
USD 2,683,604	EUR 2,474,653	Morgan Stanley Capital Services LLC	05/20/22	71,040
USD 1,794,028	GBP 1,422,969	Morgan Stanley Capital Services LLC	05/20/22	39,239
SEK 34,433,657	USD 3,610,089	Morgan Stanley Capital Services LLC	05/20/22	(101,915)
CHF 2,527,560	USD 2,638,760	Morgan Stanley Capital Services LLC	05/20/22	(38,254)
USD 570,163	CAD 716,367	Morgan Stanley Capital Services LLC	05/20/22	12,538
GBP 25	USD 33	Morgan Stanley Capital Services LLC	05/20/22	(1)
USD 2,645,131	EUR 2,448,946	Morgan Stanley Capital Services LLC	05/20/22	59,707
USD 1,368,634	NOK 11,908,130	Morgan Stanley Capital Services LLC	05/20/22	98,999
CAD 6,020,884	USD 4,702,102	Morgan Stanley Capital Services LLC	05/20/22	(15,400)
USD 5,853,016	JPY 750,580,319	Morgan Stanley Capital Services LLC	05/20/22	66,081
NOK 14,809,952	USD 1,587,949	Morgan Stanley Capital Services LLC	05/20/22	(8,923)
USD 3,352,109	NZD 5,165,730	Morgan Stanley Capital Services LLC	05/20/22	82,670
SEK 13,362,158	USD 1,368,259	Morgan Stanley Capital Services LLC	05/20/22	(43,850)
GBP 1,987,251	USD 2,500,714	Morgan Stanley Capital Services LLC	05/20/22	(1,881)
USD 3,026,605	GBP 2,357,656	Morgan Stanley Capital Services LLC	05/20/22	62,012
USD 13,798	ZAR 217,395	Morgan Stanley Capital Services LLC	06/10/22	92
CNY 35,539,620	USD 5,399,552	Morgan Stanley Capital Services LLC	06/10/22	(50,858)
CZK 5,112,536	USD 223,759	Morgan Stanley Capital Services LLC	06/10/22	(5,597)
AUD 3,435,560	USD 2,621,862	Standard Chartered Bank	05/20/22	(193,702)
USD 343,269	SEK 3,221,340	Standard Chartered Bank	05/20/22	15,072
PHP 19,970	USD 381	Standard Chartered Bank	06/10/22	(2)
USD 568,249	THB 19,410,294	Standard Chartered Bank	06/10/22	1,207
EUR 4,794,816	USD 5,201,084	State Street Bank and Trust Co.	05/20/22	(139,056)
EUR 65,427,791	USD 71,821,611	State Street Bank and Trust Co.	05/20/22	(2,747,582)
GBP 14,688,625	USD 19,297,838	State Street Bank and Trust Co.	05/20/22	(827,884)
USD 1,152,738	CHF 1,072,810	State Street Bank and Trust Co.	05/20/22	48,966
USD 900,462	GBP 688,847	State Street Bank and Trust Co.	05/20/22	34,283
NZD 4,361,052	USD 3,054,778	State Street Bank and Trust Co.	05/20/22	(239,207)
EUR 732,048	USD 799,358	State Street Bank and Trust Co.	05/20/22	(26,513)
USD 1,234,723	NZD 1,804,611	State Street Bank and Trust Co.	05/20/22	69,635
GBP 258,409	USD 338,807	State Street Bank and Trust Co.	05/20/22	(13,875)
USD 1,347,889	GBP 1,034,279	State Street Bank and Trust Co.	05/20/22	47,353
USD 416,548	GBP 317,996	State Street Bank and Trust Co.	05/20/22	16,689
USD 535,381	JPY 66,618,949	State Street Bank and Trust Co.	05/20/22	21,752
CAD 16,240,803	USD 13,068,883	State Street Bank and Trust Co.	05/20/22	(426,917)
EUR 37,440	USD 40,690	State Street Bank and Trust Co.	05/20/22	(1,163)
USD 914,257	JPY 117,337,046	State Street Bank and Trust Co.	05/20/22	9,594
USD 1,553,348	AUD 2,188,941	State Street Bank and Trust Co.	05/20/22	30,822
GBP 388,499	USD 483,954	State Street Bank and Trust Co.	05/20/22	4,557
GBP 701,213	USD 911,668	State Street Bank and Trust Co.	05/20/22	(29,940)
USD 347,449	EUR 319,011	State Street Bank and Trust Co.	05/20/22	10,660
				$(6,640,193)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the following futures contracts were outstanding for Voya Global Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	06/15/22	$2,543,614	$(162,614)
Australia 3-Year Bond	27	06/15/22	2,079,011	(53,204)
Canada 10-Year Bond	74	06/21/22	7,278,745	(578,244)
Euro-Bobl 5-Year	135	06/08/22	18,112,796	(794,649)
Euro-Bund	29	06/08/22	4,698,874	(386,126)
Euro-Buxl® 30-year German Government Bond	3	06/08/22	541,127	(46,625)
Euro-OAT	62	06/08/22	9,538,965	(804,577)
Euro-Schatz	193	06/08/22	22,426,164	(276,436)
Japan 10-Year Bond (TSE)	9	06/13/22	10,376,267	(65,691)
Long Gilt	41	06/27/22	6,106,229	(181,287)
Long-Term Euro-BTP	33	06/08/22	4,537,583	(484,059)
U.S. Treasury 2-Year Note	7	06/30/22	1,475,688	(1,107)
U.S. Treasury Long Bond	3	06/21/22	422,063	(7,694)
U.S. Treasury Ultra Long Bond	1	06/21/22	160,438	(320)
			$90,297,564	$(3,842,633)
Short Contracts:
U.S. Treasury 10-Year Note	(162)	06/21/22	(19,303,312)	1,299,163
U.S. Treasury 5-Year Note	(164)	06/30/22	(18,478,187)	791,069
U.S. Treasury Ultra 10-Year Note	(182)	06/21/22	(23,478,000)	1,885,884
			$(61,259,499)	$3,976,116
At April 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 1	Sell	5.000	06/20/27	USD 7,280,000	$109,692	$(176,594)
					$109,692	$(176,594)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
Payments received quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At April 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR 2,600,000	$(841,207)	$(841,207)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR2,600,000	(823,304)	(823,304)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169	Annual	04/14/25	GBP3,500,000	(4,342)	(4,341)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP3,000,000	(38,781)	(38,781)
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD 71,587,000	(464,079)	(464,079)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD833,000	(5,971)	(5,971)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD616,000	(14,270)	(14,270)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD850,000	$(54,248)	$(54,248)
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD3,000,000	(315,258)	(315,258)
Pay	1-day Secured Overnight Financing Rate	Annual	2.010	Annual	04/18/32	USD19,112,000	(1,129,179)	(1,129,179)
Pay	1-day Secured Overnight Financing Rate	Annual	2.000	Annual	04/22/32	USD1,000,000	(60,193)	(60,193)
Pay	1-day Secured Overnight Financing Rate	Annual	2.296	Annual	05/02/32	USD3,185,000	(111,030)	(111,030)
Pay	1-day Secured Overnight Financing Rate	Annual	2.230	Annual	05/03/32	USD3,185,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	2.109	Annual	05/06/32	USD6,920,000	(355,920)	(355,920)
Pay	1-day Secured Overnight Financing Rate	Annual	2.161	Annual	05/06/32	USD1,310,900	(61,482)	(61,482)
Pay	1-day Secured Overnight Financing Rate	Annual	2.212	Annual	05/06/32	USD1,310,900	(55,643)	(55,643)
Pay	1-day Secured Overnight Financing Rate	Annual	2.262	Annual	05/06/32	USD14,743,000	(561,418)	(561,418)
Pay	1-day Secured Overnight Financing Rate	Annual	2.531	Annual	05/06/32	USD999,400	(16,896)	(16,896)
Pay	1-day Secured Overnight Financing Rate	Annual	2.531	Annual	05/06/32	USD999,400	(14,478)	(14,478)
Pay	1-day Secured Overnight Financing Rate	Annual	2.596	Annual	05/06/32	USD951,800	(8,339)	(8,339)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD3,090,000	(119,387)	(119,387)
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD4,000,000	(492,886)	(492,886)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD1,600,000	(53,781)	(53,781)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD18,400,000	(13,499)	(13,499)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD12,000,000	31,991	31,991
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD12,000,000	202,326	202,326
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD12,000,000	101,201	101,201
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD9,000,000	309,041	309,041
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD2,130,000	23,799	23,799
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD2,360,000	13,219	13,219
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD15,000,000	62,235	62,235
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD2,600,000	6,242	6,242
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD1,140,000	(5,282)	(5,282)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD3,420,000	96,624	96,624
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD5,000,000	113,214	113,214
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD1,970,000	18,122	18,122
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD2,500,000	233,985	233,780
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD1,600,000	(24,230)	(24,230)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD12,000,000	809,102	809,102
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD2,000,000	139,036	139,036
Receive	1-day Secured Overnight Financing Rate	Annual	2.041	Annual	04/19/32	USD3,217,700	181,490	181,490
Receive	1-day Secured Overnight Financing Rate	Annual	2.171	Annual	04/19/32	USD3,312,000	148,714	148,714
Receive	1-day Secured Overnight Financing Rate	Annual	2.206	Annual	04/19/32	USD5,899,200	247,000	247,000
Receive	1-day Secured Overnight Financing Rate	Annual	2.146	Annual	05/06/32	USD5,911,721	285,152	285,152
Receive	1-day Secured Overnight Financing Rate	Annual	2.150	Annual	05/06/32	USD5,899,279	282,473	282,473
Receive	1-day Secured Overnight Financing Rate	Annual	2.200	Annual	05/06/32	USD2,306,039	100,269	100,269
Receive	1-day Secured Overnight Financing Rate	Annual	2.213	Annual	05/06/32	USD2,183,400	92,448	92,448
Receive	1-day Secured Overnight Financing Rate	Annual	2.275	Annual	05/06/32	USD2,582,100	95,293	95,294
Receive	1-day Secured Overnight Financing Rate	Annual	2.306	Annual	05/06/32	USD7,416,000	253,443	253,443
Receive	1-day Secured Overnight Financing Rate	Annual	2.337	Annual	05/06/32	USD4,282,900	134,705	134,705
Receive	1-day Secured Overnight Financing Rate	Annual	2.389	Annual	05/06/32	USD2,474,600	66,700	66,701
Receive	1-day Secured Overnight Financing Rate	Annual	2.424	Annual	05/06/32	USD951,800	22,707	22,707
Receive	1-day Secured Overnight Financing Rate	Annual	2.505	Annual	05/06/32	USD1,903,500	31,847	31,847
Receive	1-day Secured Overnight Financing Rate	Annual	2.553	Annual	05/06/32	USD2,664,900	33,441	33,441
Receive	1-day Secured Overnight Financing Rate	Annual	2.586	Annual	05/06/32	USD1,427,600	13,771	13,771
Receive	1-day Secured Overnight Financing Rate	Annual	2.613	Annual	05/06/32	USD1,618,000	11,764	11,764
Receive	1-day Secured Overnight Financing Rate	Annual	2.638	Annual	05/06/32	USD1,903,500	9,634	9,634
Receive	1-day Secured Overnight Financing Rate	Annual	2.696	Annual	05/06/32	USD1,189,700	—	—
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	2.739	Annual	05/06/32	USD1,665,600	$(6,218)	$(6,218)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD1,270,000	50,776	50,776
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD530,000	(16,857)	(16,857)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD500,000	(26,880)	(26,880)
							$(1,473,294)	$(1,473,496)

At April 30, 2022, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 5-year Issue	At Maturity	(0.05)%	At Maturity	BNP Paribas	06/17/22	JPY2,350,000,000	$23,215	$—	$23,215
Receive	Japanese Government 20-year Issue	At Maturity	(0.09)%	At Maturity	Citibank N.A.	07/14/22	JPY430,000,000	2,326	—	2,326
Receive	Japanese Government 30-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc.	05/19/22	JPY350,000,000	(19,537)	—	(19,537)
Receive	Japanese Government 20-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc.	06/09/22	JPY462,000,000	(42,685)	—	(42,685)
Receive	Japanese Government 30-year Issue	At Maturity	(0.07)%	At Maturity	Nomura Global Financial Products Inc.	06/27/22	JPY600,000,000	(45,691)	—	(45,691)
								$(82,372)	$—	$(82,372)
At April 30, 2022, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Volatility(2)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	5.650%	BNP Paribas	11/03/22	USD	7,602,000	$—	$—
							$—	$—
At April 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 1,867,000	$92,603	$52,489
Call JPY vs. Put USD	Standard Chartered Bank	02/27/25	107.500	USD 1,867,000	93,695	52,488
Call USD vs. Put AUD	Goldman Sachs International	06/15/22	0.674	USD 20,483,000	131,098	96,212
Call USD vs. Put JPY	BNP Paribas	02/27/25	107.500	USD 1,867,000	92,603	202,730
Call USD vs. Put JPY	Standard Chartered Bank	02/27/25	107.500	USD 1,867,000	93,696	202,730
					$503,695	$606,649
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Pay	2.180%	1-day Secured Overnight Financing Rate	05/04/22	USD 3,185,000	$34,717	$(1)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.480%	1-day Secured Overnight Financing Rate	05/03/22	USD 3,185,000	28,187	(421)
Put on 10-Year Interest Rate Swap(4)	Bank of America N.A.	Receive	2.180%	1-day Secured Overnight Financing Rate	05/04/22	USD 3,185,000	34,717	(148,779)
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Receive	2.480%	1-day Secured Overnight Financing Rate	05/03/22	USD 3,185,000	28,187	(65,899)
							$125,808	$(215,100)

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)
Payments made at maturity date.

(3)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(4)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD  –  Australian Dollar
BRL  –  Brazilian Real
CAD  –  Canadian Dollar
CHF  –  Swiss Franc
CLP  –  Chilean Peso
COP  –  Colombian Peso
CNY  –  Chinese Yuan
CZK  –  Czech Koruna
DKK  –  Danish Krone
EUR  –  EU Euro
GBP  –  British Pound
HKD  –  Hong Kong Sar Dollar
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
ILS  –  Israeli New Shekel
JPY  –  Japanese Yen
KRW  –  South Korean Won
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
NOK  –  Norwegian Krone
NZD  –  New Zealand Dollar
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
SEK  –  Swedish Krona
SGD  –  Singapore Dollar
THB  –  Thai Baht
TRY  –  Turkish Lira
USD  –  United States Dollar
ZAR  –  South African Rand
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$606,649
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,831,867
Interest rate contracts	Variation margin receivable on futures contracts**	3,976,116
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,221,561
Interest rate contracts	Unrealized appreciation on OTC swap agreements	25,541
Total Asset Derivatives		$12,661,734
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,472,060
Interest rate contracts	Unrealized depreciation on OTC swap agreements	107,913
Interest rate contracts	Variation margin payable on futures contracts**	3,842,633
Interest rate contracts	Variation margin payable on centrally cleared swaps**	5,695,057
Credit Contracts	Variation margin payable on centrally cleared swaps**	176,594
Interest rate contracts	Written options, at fair value	215,100
Total Liability Derivatives		$20,509,357

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(154,216)	$—	$—	$374,427	$—	$220,211
Equity contracts	(1,021)	—	702	—	(46,088)	(46,407)
Foreign exchange contracts	60,416	(10,271,152)	—	37,820	69,310	(10,103,606)
Interest rate contracts	91,586	—	1,507,273	(3,892,166)	1,183,796	(1,109,511)
Total	$(3,235)	$(10,271,152)	$1,507,975	$(3,479,919)	$1,207,018	$(11,039,313)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$138,085	$—	$—	$(176,594)	$—	$(38,509)
Foreign exchange contracts	102,954	(6,836,688)	—	—	—	(6,733,734)
Interest rate contracts	—	—	828,206	472,949	(84,704)	1,216,451
Total	$241,039	$(6,836,688)	$828,206	$296,355	$(84,704)	$(5,555,792)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2020:
	Bank of America N.A	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs & Co.	Goldman Sachs International	HBSC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$255,219	$—	$—	$—	$—	$96,212	$—	$—	$—	$—	$255,218	$—	$606,649
Forward foreign currency contracts	478,644	31,268	1,179,426	68,782	30,368	148	510,448	151,780	3,455	31,816	1,035,142	—	16,279	294,311	3,831,867
Total return swaps	—	—	23,215	—	2,326	—	—	—	—	—	—	—	—	—	25,541
Total Assets	$478,644	$31,268	$1,457,860	$68,782	$32,694	$148	$510,448	$247,992	$3,455	$31,816	$1,035,142	$—	$271,497	$294,311	$4,464,057
Liabilities:
Forward foreign currency contracts	$294,964	$17,232	$1,266,045	$38,715	$2,535,309	$—	$322,786	$194,048	$41,996	$—	$1,115,124	$—	$193,704	$4,452,137	$10,472,060
Total return swaps	—	—	—	—	—	—	—	—	—	—	—	107,913	—	—	107,913
Written options	148,780	66,320	—	—	—	—	—	—	—	—	—	—	—	—	215,100
Total Liabilities	$443,744	$83,552	$1,266,045	$38,715	$2,535,309	$—	$322,786	$194,048	$41,996	$—	$1,115,124	$107,913	$193,704	$4,452,137	$10,795,073
Net OTC derivative instruments by counterparty, at fair value	$34,900	$(52,284)	$191,815	$30,067	$(2,502,615)	$148	$187,662	$53,944	$(38,541)	$31,816	$(79,982)	$(107,913)	$77,793	$(4,157,826)	$(6,331,016)
Total cash collateral pledged by the Fund/(Received from counterparty)	$—	$—	$(20,000)	$—	$2,502,615	$—	$—	$—	$—	$—	$79,982	$107,913	$—	$—	$2,670,510
Net Exposure(1)(2)	$34,900	$(52,284)	$171,815	$30,067	$—	$148	$187,662	$53,944	$(38,541)	$31,816	$—	$—	$77,793	$(4,157,826)	$(3,660,506)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2022, the Fund had paid $3,080,000, $220,000, $250,000 and $4,150,000 in cash collateral to Citibank N.A., Morgan Stanley Capital Services LLC, Nomura Global Financial Products Inc, and State Street Bank and Trust Co., respectively. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $370,892,272.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$13,837,645
Gross Unrealized Depreciation	(50,490,710)
Net Unrealized Depreciation	$(36,653,065)
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Australia: 3.0%
34,028	Ampol Ltd.	$800,039	0.3
14,783	ASX Ltd.	893,774	0.3
428,669	Aurizon Holdings Ltd.	1,210,609	0.4
120,080	Brambles Ltd.	886,708	0.3
347,405	Medibank Pvt Ltd.	780,668	0.3
20,603	Rio Tinto Ltd.	1,629,775	0.6
11,218	Sonic Healthcare Ltd.	289,718	0.1
153,297	Telstra Corp., Ltd.	435,156	0.2
136,837	Transurban Group - Stapled Security	1,374,063	0.5
		8,300,510	3.0
	Canada: 4.9%
32,184	Bank of Nova Scotia	2,038,040	0.7
28,422	BCE, Inc.	1,511,091	0.5
16,500	Canadian Imperial Bank of Commerce - XTSE	1,824,100	0.7
38,974	Enbridge, Inc.	1,700,761	0.6
11,474	National Bank Of Canada	801,344	0.3
24,014	Pembina Pipeline Corp.	908,668	0.3
13,363	Royal Bank of Canada	1,349,667	0.5
63,520	TELUS Corp.	1,589,174	0.6
13,280	Waste Connections, Inc.	1,832,242	0.7
		13,555,087	4.9
	China: 0.4%
299,000	BOC Hong Kong Holdings Ltd.	1,082,339	0.4
12,100,000 (1)(2)	China Hongxing Sports Ltd.	—	—
		1,082,339	0.4
	Denmark: 0.8%
545	AP Moller - Maersk A/S - Class B	1,577,354	0.6
9,991	Novozymes A/S	696,468	0.2
		2,273,822	0.8
	Finland: 0.7%
18,911	Kone Oyj	909,199	0.3
105,648	Nordea Bank Abp	1,053,320	0.4
		1,962,519	0.7
	France: 2.5%
6,237 (3)	Air Liquide SA	1,079,056	0.4
23,629	AXA S.A.	625,108	0.2
12,042	BNP Paribas	624,396	0.2
4,520	Cie de Saint-Gobain	263,689	0.1
2,895	Cie Generale des Etablissements Michelin SCA	358,575	0.1
53,133	Credit Agricole SA	573,735	0.2
6,054	Dassault Systemes SE	267,735	0.1
10,112 (4)	La Francaise des Jeux SAEM	377,593	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
6,422	Legrand S.A.	$569,082	0.2
168,216	Orange SA	2,002,682	0.7
2,391 (3)	SEB SA	287,129	0.1
		7,028,780	2.5
	Germany: 1.6%
35,217	Deutsche Post AG	1,504,561	0.5
44,895	Deutsche Telekom AG	827,020	0.3
15,674	GEA Group AG	610,135	0.2
8,024 (4)	Scout24 SE	507,506	0.2
8,750	Symrise AG	1,041,203	0.4
		4,490,425	1.6
	Hong Kong: 1.6%
84,000	CK Hutchison Holdings Ltd.	589,506	0.2
52,000	CLP Holdings Ltd.	507,435	0.2
272,000	HKT Trust & HKT Ltd. - Stapled Security	390,305	0.2
466,000	Hong Kong & China Gas	513,961	0.2
11,600	Jardine Matheson Holdings Ltd.	616,308	0.2
108,400	Link REIT	936,336	0.3
77,500	Power Assets Holdings Ltd.	521,967	0.2
108,000	SITC International Holdings Co. Ltd.	359,043	0.1
		4,434,861	1.6
	Ireland: 0.7%
8,918	CRH PLC	352,483	0.1
14,308	Medtronic PLC	1,493,183	0.6
		1,845,666	0.7
	Italy: 1.3%
2,627	DiaSorin SpA	344,116	0.1
35,674	ENI S.p.A.	498,681	0.2
49,367	FinecoBank Banca Fineco SpA	686,270	0.2
111,268 (4)	Poste Italiane SpA	1,090,333	0.4
122,814	Terna - Rete Elettrica Nazionale	1,001,683	0.4
		3,621,083	1.3
	Japan: 6.6%
21,900	Dai Nippon Printing Co., Ltd.	457,667	0.2
394,900	ENEOS Holdings, Inc.	1,389,501	0.5
79,200 (2)	Hitachi Metals Ltd.	1,235,892	0.4
14,500	Idemitsu Kosan Co., Ltd.	382,149	0.1
49,900	Japan Tobacco, Inc.	848,889	0.3
11,400	Lawson, Inc.	419,295	0.2
7,100	McDonald’s Holdings Co. Japan Ltd.	281,677	0.1
68,900	Mitsubishi HC Capital, Inc.	310,014	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
91,300	Mizuho Financial Group, Inc.	$1,108,629	0.4
3,200	Nintendo Co., Ltd.	1,460,450	0.5
40,700	Nippon Telegraph & Telephone Corp.	1,199,403	0.4
39,700	Osaka Gas Co., Ltd.	715,529	0.3
21,800	Secom Co., Ltd.	1,533,728	0.6
53,600	Sekisui House Ltd.	930,922	0.3
20,700	SG Holdings Co. Ltd.	364,790	0.1
8,300	Sohgo Security Services Co., Ltd.	230,564	0.1
86,800	Sumitomo Chemical Co., Ltd.	369,091	0.1
44,700	Sumitomo Mitsui Financial Group, Inc.	1,350,563	0.5
47,100	Sumitomo Mitsui Trust Holdings, Inc.	1,461,867	0.5
25,400	Tokio Marine Holdings, Inc.	1,373,345	0.5
40,800	Tokyo Gas Co., Ltd.	781,502	0.3
4,400	Tsuruha Holdings, Inc.	224,875	0.1
		18,430,342	6.6
	Netherlands: 0.5%
14,350	Wolters Kluwer NV	1,449,107	0.5

	New Zealand: 0.1%
100,429	Spark New Zealand Ltd.	317,625	0.1

	Norway: 0.1%
12,727	Gjensidige Forsikring ASA	272,096	0.1

	Singapore: 0.1%
104,700	Singapore Technologies Engineering Ltd.	308,353	0.1

	Spain: 0.5%
53,463	Iberdrola S.A. - IBEE	614,334	0.2
47,313	Repsol SA	705,812	0.3
		1,320,146	0.5
	Sweden: 0.1%
37,793	Swedish Match AB	301,013	0.1

	Switzerland: 2.1%
16,544	Holcim AG	808,928	0.3
2,332	Roche Holding AG-GENUSSCHEIN	864,738	0.3
2,983 (3)	Swisscom AG	1,763,850	0.6
5,105	Zurich Insurance Group AG	2,324,153	0.9
		5,761,669	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 4.8%
55,151	3i Group PLC	$902,560	0.3
25,653	Admiral Group Plc	807,487	0.3
148,290	Amcor PLC	1,758,720	0.7
49,325	British American Tobacco PLC	2,067,327	0.8
91,508	GlaxoSmithKline PLC	2,062,827	0.8
16,413	Hikma Pharmaceuticals PLC	385,548	0.1
82,799	Imperial Brands PLC	1,723,505	0.6
100,826	J Sainsbury Plc	294,186	0.1
352,030	M&G PLC	934,621	0.3
123,010	Sage Group PLC/The	1,128,813	0.4
36,500	United Utilities Group PLC	524,520	0.2
418,712	Vodafone Group PLC	633,913	0.2
		13,224,027	4.8
	United States: 65.6%
15,789	3M Co.	2,277,090	0.8
26,076	AbbVie, Inc.	3,830,043	1.4
9,220	Agilent Technologies, Inc.	1,099,669	0.4
8,823	Air Products & Chemicals, Inc.	2,065,200	0.7
6,063	Allegion Public Ltd.	692,637	0.3
12,400	Allstate Corp.	1,569,096	0.6
19,700	Amdocs Ltd.	1,569,893	0.6
56	Amdocs Ltd.	4,463	0.0
12,385	Amgen, Inc.	2,888,058	1.0
2,010	Anthem, Inc.	1,008,879	0.4
4,470	AO Smith Corp.	261,182	0.1
3,439	Aptargroup, Inc.	394,900	0.1
5,209	Assurant, Inc.	947,413	0.3
12,508	Avnet, Inc.	546,099	0.2
21,418	Axis Capital Holdings Ltd.	1,227,894	0.4
4,888	Bank of Hawaii Corp.	363,374	0.1
24,313	Bank OZK	934,105	0.3
12,232	Baxter International, Inc.	869,206	0.3
8,803	Becton Dickinson & Co.	2,176,014	0.8
2,985	Blackrock, Inc.	1,864,670	0.7
3,835	Booz Allen Hamilton Holding Corp.	313,051	0.1
42,758	Bristol-Myers Squibb Co.	3,218,395	1.2
24,358	Campbell Soup Co.	1,150,185	0.4
27,256	Cardinal Health, Inc.	1,582,211	0.6
18,709	Chevron Corp.	2,931,139	1.1
5,665	Church & Dwight Co., Inc.	552,677	0.2
1,798	Cigna Corp.	443,710	0.2
69,951	Cisco Systems, Inc.	3,426,200	1.2
13,760	Citigroup, Inc.	663,370	0.2
5,260	Coca-Cola Co.	339,849	0.1
26,105	Colgate-Palmolive Co.	2,011,390	0.7
18,145	ConocoPhillips	1,733,210	0.6

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
71,484	Coterra Energy, Inc.	$2,058,024	0.7
9,601	CVS Health Corp.	922,944	0.3
11,798	Digital Realty Trust, Inc.	1,723,924	0.6
21,243	Dolby Laboratories, Inc.	1,645,695	0.6
8,603	Dollar General Corp.	2,043,471	0.7
2,967	Domino’s Pizza, Inc.	1,002,846	0.4
28,848	DT Midstream, Inc.	1,550,580	0.6
8,167	DTE Energy Co.	1,070,204	0.4
22,450	Duke Energy Corp.	2,473,092	0.9
10,478	Duke Realty Corp.	573,670	0.2
11,689	Electronic Arts, Inc.	1,379,886	0.5
16,687	Emerson Electric Co.	1,504,834	0.5
14,059	Entergy Corp.	1,670,912	0.6
3,650	Everest Re Group Ltd.	1,002,692	0.4
24,325	Evergy, Inc.	1,650,451	0.6
9,771	Extra Space Storage, Inc.	1,856,490	0.7
3,492	Factset Research Systems, Inc.	1,408,987	0.5
3,352	FedEx Corp.	666,176	0.2
14,380	First American Financial Corp.	838,498	0.3
11,692	First Industrial Realty Trust, Inc.	678,136	0.2
60,732	Flowers Foods, Inc.	1,610,613	0.6
4,923	Fortive Corp.	283,072	0.1
24,040	Gaming and Leisure Properties, Inc.	1,066,895	0.4
6,531	Garmin Ltd.	716,712	0.3
31,611	General Mills, Inc.	2,235,846	0.8
20,475	Genpact Ltd.	824,528	0.3
40,901	Gentex Corp.	1,200,444	0.4
4,582	Genuine Parts Co.	595,889	0.2
35,256	Gilead Sciences, Inc.	2,092,091	0.8
7,523	Hanover Insurance Group, Inc.	1,104,527	0.4
4,441	Hasbro, Inc.	391,074	0.1
9,067	Hershey Co.	2,047,057	0.7
23,075	Highwoods Properties, Inc.	942,383	0.3
17,329	International Business Machines Corp.	2,291,067	0.8
27,103	International Paper Co.	1,254,327	0.5
6,876	Iron Mountain, Inc.	369,447	0.1
34,069	Johnson & Johnson	6,148,092	2.2
18,990	Johnson Controls International plc	1,136,931	0.4
17,676	Juniper Networks, Inc.	557,148	0.2
26,947	Kellogg Co.	1,845,869	0.7
27,482	Keurig Dr Pepper, Inc.	1,027,827	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,311	Kilroy Realty Corp.	$301,770	0.1
2,263	Kimberly-Clark Corp.	314,172	0.1
7,570	Life Storage, Inc.	1,002,949	0.4
16,084	Loews Corp.	1,010,719	0.4
11,473	Manpowergroup, Inc.	1,034,865	0.4
12,827	Marathon Petroleum Corp.	1,119,284	0.4
14,388	Marsh & McLennan Cos., Inc.	2,326,540	0.8
6,602	McKesson Corp.	2,044,045	0.7
18,113	MDU Resources Group, Inc.	466,591	0.2
42,491	Merck & Co., Inc.	3,768,527	1.4
4,365	Microsoft Corp.	1,211,375	0.4
14,072	Mondelez International, Inc.	907,363	0.3
10,519	Morgan Stanley	847,726	0.3
4,981	MSC Industrial Direct Co.	412,726	0.2
7,197	Nasdaq, Inc.	1,132,592	0.4
18,476	National Fuel Gas Co.	1,295,722	0.5
31,267	National Retail Properties, Inc.	1,370,745	0.5
12,334	National Storage Affiliates Trust	698,104	0.3
15,106	NetApp, Inc.	1,106,514	0.4
1,565	NewMarket Corp.	508,015	0.2
43,865	NiSource, Inc.	1,277,349	0.5
66,511	Old Republic International Corp.	1,463,907	0.5
10,771	Packaging Corp. of America	1,735,962	0.6
19,865	PepsiCo, Inc.	3,411,019	1.2
64,126	Pfizer, Inc.	3,146,663	1.1
7,674	Premier, Inc.	277,876	0.1
32,787	Procter & Gamble Co.	5,263,953	1.9
19,471	Progressive Corp.	2,090,407	0.8
2,205	ProLogis, Inc.	353,439	0.1
15,467	Prosperity Bancshares, Inc.	1,011,232	0.4
14,950	Public Service Enterprise Group, Inc.	1,041,417	0.4
13,403	Regions Financial Corp.	277,710	0.1
19,406	Reynolds Consumer Products, Inc.	574,224	0.2
3,727	Rockwell Automation, Inc.	941,701	0.3
3,765	Roper Technologies, Inc.	1,769,249	0.6
3,486	Ryder System, Inc.	243,671	0.1
3,574	S&P Global, Inc.	1,345,611	0.5
2,827	SBA Communications Corp.	981,280	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
7,032	Sempra Energy	$1,134,684	0.4
26,188	Service Corp. International	1,718,195	0.6
24,031	Sonoco Products Co.	1,487,759	0.5
3,065	Sun Communities, Inc.	538,122	0.2
9,749	T. Rowe Price Group, Inc.	1,199,517	0.4
12,126	Target Corp.	2,772,610	1.0
15,320	Texas Instruments, Inc.	2,608,230	0.9
3,042	Thermo Fisher Scientific, Inc.	1,681,983	0.6
18,292	Tradeweb Markets, Inc.	1,302,207	0.5
6,705	UMB Financial Corp.	604,657	0.2
6,743	United Parcel Service, Inc. - Class B	1,213,605	0.4
1,554	UnitedHealth Group, Inc.	790,287	0.3
31,965	US Bancorp	1,552,220	0.6
7,563	Verisk Analytics, Inc.	1,543,230	0.6
66,991	Verizon Communications, Inc.	3,101,683	1.1
15,984	Washington Federal, Inc.	486,393	0.2
9,634	WEC Energy Group, Inc.	963,882	0.4
5,466	Wells Fargo & Co.	238,482	0.1
58,406	Williams Cos., Inc.	2,002,742	0.7
20,630	WP Carey, Inc.	1,666,285	0.6
6,461	Zoetis, Inc.	1,145,212	0.4
		182,257,622	65.6
	Total Common Stock
	(Cost $249,170,495)	272,237,092	98.0

EXCHANGE-TRADED FUNDS: 1.6%
31,384	iShares MSCI EAFE Value Index ETF	1,494,036	0.5
19,089	iShares Russell 1000 Value ETF	2,986,092	1.1
	Total Exchange-Traded Funds (Cost $4,580,369)	4,480,128	1.6
	Total Long-Term Investments
	(Cost $253,750,864)	276,717,220	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 0.6%
600,517 (5)	Bank of Montreal, Repurchase Agreement dated 04/29/22, 0.29%, due 05/02/22 (Repurchase Amount $600,531, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.180%-4.500%, Market Value plus accrued interest $612,527, due 03/01/25-03/20/72)	$600,517	0.2
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/29/22, 0.28%, due 05/02/22 (Repurchase Amount $1,000,023, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 06/30/22-04/01/52)	1,000,000	0.4
	Total Repurchase Agreements (Cost $1,600,517)	1,600,517	0.6

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,939,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $3,939,000)	$3,939,000	1.4
	Total Short-Term Investments (Cost $5,539,517)	5,539,517	2.0
	Total Investments in Securities (Cost $259,290,381)	$282,256,737	101.6
	Liabilities in Excess of Other Assets	(4,394,396)	(1.6)
	Net Assets	$277,862,341	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
Non-income producing security.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Health Care	16.0
Industrials	10.7
Consumer Staples	10.5
Information Technology	6.8
Energy	6.4
Utilities	6.4
Communication Services	6.2
Materials	5.9
Real Estate	5.4
Consumer Discretionary	4.6
Exchange-Traded Funds	1.6
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,300,510	$—	$8,300,510
Canada	13,555,087	—	—	13,555,087
China	—	1,082,339	—	1,082,339
Denmark	—	2,273,822	—	2,273,822
Finland	—	1,962,519	—	1,962,519
France	—	7,028,780	—	7,028,780
Germany	—	4,490,425	—	4,490,425
Hong Kong	1,528,580	2,906,281	—	4,434,861
Ireland	1,493,183	352,483	—	1,845,666
Italy	—	3,621,083	—	3,621,083
Japan	—	18,430,342	—	18,430,342
Netherlands	—	1,449,107	—	1,449,107
New Zealand	—	317,625	—	317,625
Norway	—	272,096	—	272,096
Singapore	—	308,353	—	308,353
Spain	—	1,320,146	—	1,320,146
Sweden	—	301,013	—	301,013
Switzerland	—	5,761,669	—	5,761,669
United Kingdom	1,758,720	11,465,307	—	13,224,027
United States	182,257,622	—	—	182,257,622
Total Common Stock	200,593,192	71,643,900	—	272,237,092
Exchange-Traded Funds	4,480,128	—	—	4,480,128
Short-Term Investments	3,939,000	1,600,517	—	5,539,517
Total Investments, at fair value	$209,012,320	$73,244,417	$—	$282,256,737

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $260,423,615.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,687,685
Gross Unrealized Depreciation	(13,882,080)
Net Unrealized Appreciation	$21,805,605
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
481,610	iShares Global REIT ETF	$13,340,597	10.1
	Total Exchange-Traded Funds
	(Cost $11,543,721)	13,340,597	10.1
MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
1,679,609	Voya Global Bond Fund - Class R6	13,369,688	10.1
1,761,780	Voya GNMA Income Fund - Class R6	13,759,500	10.4
1,879,193	Voya High Yield Bond Fund - Class R6	13,661,735	10.3
1,485,929	Voya Intermediate Bond Fund - Class R6	13,611,109	10.3
269,310	Voya Large-Cap Growth Fund - Class R6	12,463,657	9.4
602,663 (1)	Voya MidCap Opportunities Fund - Class R6	12,728,250	9.6
1,381,843	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,307,144	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,519,910	Voya Multi-Manager International Factors Fund - Class I	$13,375,204	10.1
970,592	Voya Small Company Fund - Class R6	12,986,523	9.8
	Total Mutual Funds
	(Cost $144,985,296)	119,262,810	90.0
	Total Investments in Securities (Cost $156,529,017)	$132,603,407	100.1
	Liabilities in Excess of Other Assets	(112,379)	(0.1)
	Net Assets	$132,491,028	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,340,597	$—	$—	$13,340,597
Mutual Funds	119,262,810	—	—	119,262,810
Total Investments, at fair value	$132,603,407	$—	$—	$132,603,407

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended April 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 4/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$14,440,925	$1,706,444	$(740,029)	$(2,037,652)	$13,369,688	$117,034	$(17,709)	$—
Voya GNMA Income Fund - Class R6	14,415,967	1,618,048	(1,228,414)	(1,046,101)	13,759,500	92,609	(61,079)	—
Voya High Yield Bond Fund - Class R6	14,466,973	1,698,732	(1,039,285)	(1,464,685)	13,661,735	357,306	26,379	—
Voya Intermediate Bond Fund - Class R6	14,448,803	1,617,223	(856,415)	(1,598,502)	13,611,109	148,105	(58,410)	—
Voya Large-Cap Growth Fund - Class R6	15,418,033	4,861,684	(2,758,147)	(5,057,913)	12,463,657	899	(60,781)	2,189,789
Voya MidCap Opportunities Fund - Class R6	15,226,445	4,829,258	(618,128)	(6,709,325)	12,728,250	—	71,944	2,571,450
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,377,050	5,133,643	(558,972)	(5,644,577)	13,307,144	304,136	131,100	2,041,397
Voya Multi-Manager International Factors Fund - Class I	14,833,455	3,220,016	(875,313)	(3,802,954)	13,375,204	622,851	296,496	1,474,493
Voya Small Company Fund - Class R6	14,936,850	4,142,116	(772,366)	(5,320,077)	12,986,523	—	440,406	3,019,443
	$132,564,501	$28,827,164	$(9,447,069)	$(32,681,786)	$119,262,810	$1,642,940	$768,346	$11,296,572
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $156,860,921.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,820,270
Gross Unrealized Depreciation	(26,077,784)
Net Unrealized Depreciation	$(24,257,514)
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.3%
	Australia: 9.8%
59,206	ADBRI Ltd.	$120,830	0.1
129,807 (1)	Allkem Ltd.	1,081,839	0.5
33,892	Australian Clinical Labs Ltd.	122,278	0.1
12,310	Ava Risk Group Ltd.	2,147	0.0
89,741	Bank of Queensland Ltd.	509,151	0.2
310,498	Base Resources Ltd.	69,105	0.1
625,290	Beach Energy Ltd.	712,903	0.3
40,865	Beacon Lighting Group Ltd.	68,803	0.0
1,114,951	Beacon Minerals Ltd.	26,784	0.0
89,246	BlueScope Steel Ltd.	1,268,683	0.6
4,549 (1)	Calix Ltd.	27,844	0.0
83,051	Charter Hall Group	892,582	0.4
15,629	Clinuvel Pharmaceuticals Ltd.	179,752	0.1
13,518 (1)	Cogstate Ltd.	20,619	0.0
157,205	CSR Ltd.	673,243	0.3
41,393	Data#3 Ltd.	168,101	0.1
58,854	Deterra Royalties Ltd.	199,379	0.1
26,015 (1)	DGL Group Ltd./Au	71,274	0.0
5,668	EBOS Group Ltd.	154,596	0.1
81,175	Elders Ltd.	816,061	0.4
133,960	Estia Health Ltd.	218,856	0.1
531,139	Healius Ltd.	1,671,299	0.8
156,949	Horizon Oil Ltd.	14,416	0.0
203,230	Iluka Resources Ltd.	1,591,878	0.7
122,226	Image Resources NL	19,183	0.0
341,187	Incitec Pivot Ltd.	920,187	0.4
25,900	JB Hi-Fi Ltd.	959,240	0.4
128,714	Jupiter Mines Ltd.	22,213	0.0
37,232	MACA Ltd.	21,154	0.0
115,297	Macmahon Holdings Ltd.	13,700	0.0
71,541 (1)	Metals X Ltd.	37,006	0.0
28,388 (1)	Midway Ltd.	17,952	0.0
20,594	Mineral Resources Ltd.	836,800	0.4
10,056	MotorCycle Holdings Ltd.	20,463	0.0
291,304	Myer Holdings Ltd.	99,426	0.1
493,079	New Hope Corp., Ltd.	1,214,354	0.6
279,968	Nine Entertainment Co. Holdings Ltd.	524,739	0.2
93,803	Nufarm Ltd.	421,991	0.2
1,805	Objective Corp. Ltd.	21,518	0.0
13,689 (1)	OFX Group Ltd.	24,760	0.0
57,402	OM Holdings Ltd.	35,439	0.0
61,824	Orora Ltd.	173,251	0.1
32,753	OZ Minerals Ltd.	568,524	0.3
46,859	Pact Group Holdings Ltd.	75,673	0.0
95,141	Pendal Group Ltd.	350,245	0.2
63,070	Perenti Global Ltd.	31,337	0.0
65,563	Perseus Mining Ltd.	91,233	0.0
103,269	Reliance Worldwide Corp. Ltd.	283,390	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
33,138	Ridley Corp. Ltd.	$39,302	0.0
42,733	Sandfire Resources Ltd.	169,370	0.1
31,251	Seven Group Holdings Ltd.	436,011	0.2
248,498	Shopping Centres Australasia Property Group	531,846	0.2
40,764	Sims Metal Management Ltd.	589,402	0.3
57,661	SRG Global Ltd.	26,075	0.0
47,392	Super Retail Group Ltd.	350,657	0.2
61,077	Technology One Ltd.	440,746	0.2
9,325 (1)	Trajan Group Holdings Ltd.	23,875	0.0
14,327 (1)	Tuas Ltd.	16,190	0.0
395,710	Whitehaven Coal Ltd.	1,358,885	0.6
		21,448,560	9.8
	Austria: 0.3%
1,638	Addiko Bank AG	18,643	0.0
10,642	Andritz AG	452,404	0.2
1,877	Palfinger AG	47,523	0.0
908 (1)	Schoeller-Bleckmann Oilfield Equipment AG	51,955	0.1
600	UBM Development AG	27,218	0.0
621	Zumtobel AG	4,486	0.0
		602,229	0.3
	Belgium: 0.1%
103 (1)	AGFA-Gevaert NV	412	0.0
2,788 (1)	bpost SA	16,893	0.0
533	Cie d’Entreprises CFE	69,635	0.1
17,177	Deceuninck NV	48,198	0.0
7,585	Econocom Group SA/NV	28,982	0.0
2,052	Ion Beam Applications	33,479	0.0
258 (1)	Picanol	18,508	0.0
478	Sipef NV	32,474	0.0
651	Wereldhave Belgium Comm VA	37,498	0.0
		286,079	0.1
	Brazil: 0.3%
61,800	Transmissora Alianca de Energia Eletrica SA	553,631	0.3

	Canada: 13.2%
151,500 (1)	Advantage Energy Ltd.	1,265,399	0.6
13,417	AGF Management Ltd.	73,631	0.0
87,657	ARC Resources Ltd.	1,215,250	0.6
46,600	Artis Real Estate Investment Trust	475,558	0.2
700	Atco Ltd.	24,940	0.0
23,026 (1)	ATS Automation Tooling Systems, Inc.	671,969	0.3

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued):
14,139 (1)	AutoCanada, Inc.	$329,083	0.2
11,637 (1)	Ballard Power Systems, Inc.	96,654	0.1
175,453	Birchcliff Energy Ltd.	1,283,819	0.6
19,409	Bird Construction, Inc.	129,932	0.1
22,700	Black Diamond Group Ltd.	77,219	0.0
31,556	Boardwalk Real Estate Investment Trust	1,384,666	0.6
9,200 (1)	Bonterra Energy Corp.	83,861	0.0
200	Bridgemarq Real Estate Services	2,178	0.0
13,571	BRP, Inc.	1,099,392	0.5
22,402	Canadian Western Bank	565,173	0.3
59,198 (1)	Canfor Corp.	1,128,064	0.5
5,900 (1)	Canfor Pulp Products, Inc.	25,949	0.0
232,852 (1)	Capstone Copper Corp.	1,060,354	0.5
94,000 (1)	Cardinal Energy Ltd.	501,226	0.2
81,701 (1)	Celestica, Inc.	918,353	0.4
64,278	CES Energy Solutions Corp.	131,593	0.1
37,631	CI Financial Corp.	490,654	0.2
2,369 (1)	Cipher Pharmaceuticals, Inc.	4,131	0.0
830	Cogeco, Inc.	49,426	0.0
117,400 (1)	Crew Energy, Inc.	461,503	0.2
7,145 (1)	Descartes Systems Group, Inc./The	443,778	0.2
1,100	DREAM Unlimited Corp.	39,559	0.0
66,187	Dundee Precious Metals, Inc.	383,319	0.2
14,300 (1)	Ensign Energy Services, Inc.	45,305	0.0
19,100 (1)	ERO Copper Corp.	274,609	0.1
10,508	Exco Technologies Ltd.	70,427	0.0
55,158	Finning International, Inc.	1,551,715	0.7
49,600	First Capital Real Estate Investment Trust	660,999	0.3
8,612 (1)	Frontera Energy Corp.	92,713	0.1
1,808	Guardian Capital Group Ltd.	46,599	0.0
73,600	H&R Real Estate Investment Trust	732,190	0.3
9,900	Hardwoods Distribution, Inc.	250,457	0.1
70,044 (1)	Headwater Exploration, Inc.	361,493	0.2
27,837	High Arctic Energy Services, Inc.	39,437	0.0
9,800 (1)	IBI Group, Inc.	86,202	0.1
6,900 (1)	Indigo Books & Music, Inc.	18,691	0.0
1,532	Information Services Corp.	25,789	0.0
25,000	Interfor Corp.	712,645	0.3
20,900 (1)	Kelt Exploration Ltd.	107,864	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued):
400	Lassonde Industries, Inc.	$42,801	0.0
4,600	Leon’s Furniture Ltd.	70,183	0.0
7,000	Linamar Corp.	277,243	0.1
3,000 (1)	Lucara Diamond Corp.	1,448	0.0
4,426 (1)	Magnet Forensics, Inc.	82,136	0.0
6,130 (1)	Mandalay Resources Corp.	17,083	0.0
33,000 (1)	MEG Energy Corp.	495,777	0.2
11,995	Methanex Corp.	601,221	0.3
2,869 (1)	Milestone Pharmaceuticals, Inc.	19,079	0.0
800	Morguard Corp.	78,590	0.0
9,700	Mullen Group Ltd.	92,798	0.1
2,800	North West Co., Inc./The	78,094	0.0
9,873 (1)	NuVista Energy Ltd.	84,232	0.0
14,100 (1)	O3 Mining, Inc.	24,915	0.0
52,724 (1)	Obsidian Energy Ltd.	433,399	0.2
37,935	Parex Resources, Inc.	739,417	0.3
10,300	Pason Systems, Inc.	129,968	0.1
15,000	PHX Energy Services Corp.	81,267	0.0
1,278 (1)	Precision Drilling Corp.	92,041	0.1
66,075	Primaris Real Estate Investment Trust	710,821	0.3
1,000	Richards Packaging Income Fund	34,772	0.0
8,200	Richelieu Hardware Ltd.	232,790	0.1
36,218	Russel Metals, Inc.	965,325	0.4
21,000	Stelco Holdings, Inc.	766,505	0.4
12,450	Stella-Jones, Inc.	344,043	0.2
217,516 (1)	Taseko Mines Ltd.	419,806	0.2
1,809	Tidewater Midstream and Infrastructure Ltd.	1,774	0.0
22,244 (1)	Tilray Brands, Inc.	110,817	0.1
15,400 (1)	Total Energy Services, Inc.	96,741	0.1
26,014	TransGlobe Energy Corp.	113,681	0.1
63,341	Tricon Residential, Inc.	916,599	0.4
12,803 (1)	Uni-Select, Inc.	300,778	0.1
17,584	Vermilion Energy, Inc.	342,605	0.2
1,853	VersaBank	18,780	0.0
1,100	Wajax Corp.	16,612	0.0
15,900	Western Forest Products, Inc.	25,496	0.0
128,983	Yamana Gold, Inc. (CAD)	711,859	0.3
		29,065,264	13.2
	China: 1.3%
10,187	China Yuchai International Ltd.	107,677	0.0
111,072	Ever Reach Group Holdings Co. Ltd.	11,519	0.0
6,424	G-bits Network Technology Xiamen Co. Ltd. - A Shares	326,767	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
301,000 (1)	Goodbaby International Holdings Ltd.	$37,812	0.0
909,897	Greenland Hong Kong Holdings Ltd.	189,150	0.1
498,784	Harbin Electric Co. Ltd. - H Shares	132,075	0.1
132,956	Henan Jinma Energy Co. Ltd. - H Shares	64,835	0.0
160,000 (1)	Hilong Holding Ltd.	11,408	0.0
73,800	Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	253,922	0.1
112,400	Jiangsu Nhwa Pharmaceutical Co. Ltd. - A Shares	211,060	0.1
115,200	Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	193,856	0.1
154,000	Jutal Offshore Oil Services Ltd.	15,371	0.0
87,000	Lansen Pharmaceutical Holdings Ltd.	11,914	0.0
89,000	Pacific Online Ltd.	14,221	0.0
631,200	SGIS Songshan Co. Ltd. - A Shares	350,678	0.2
79,900	Shandong Publishing & Media Co. Ltd. - A Shares	71,700	0.0
662,883	Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	476,436	0.2
368,000	Ten Pao Group Holdings Ltd.	71,864	0.1
38,932	Xingfa Aluminium Holdings Ltd.	50,880	0.0
319,000 (1)	Xiwang Special Steel Co. Ltd. - H Shares	10,442	0.0
126,117	Zengame Technology Holding Ltd. - H Shares	31,234	0.0
229,500	Zhejiang Semir Garment Co. Ltd. - A Shares	225,689	0.1
		2,870,510	1.3
	Denmark: 1.6%
55,400 (1)	ALK-Abello A/S	1,208,481	0.6
3,688	Chemometec A/S	416,901	0.2
10,522	D/S Norden	390,951	0.2
173	Fluegger Group A/S	11,814	0.0
9,242	H Lundbeck A/S	211,810	0.1
7,468 (1)	Jyske Bank	412,937	0.2
238	North Media A/S	2,649	0.0
2,788	Pandora A/S	244,804	0.1
3,721	Royal Unibrew A/S	320,717	0.1
1,521	Skjern Bank	24,591	0.0
1,402 (1)	Solar A/S	166,267	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark (continued)
1,819	Sparekassen Sjaelland-Fyn AS	$50,046	0.0
		3,461,968	1.6
	Finland: 0.8%
596	Alandsbanken Abp	20,045	0.0
1,202	Alma Media Oyj	12,440	0.0
1,699	Aspo Oyj	12,665	0.0
3,554	Digia Oyj	25,722	0.0
3,160	eQ Oyj	78,174	0.0
1,668	Fiskars OYJ Abp	38,379	0.0
466 (1)	Incap Oyj	33,339	0.0
3,535	Marimekko Oyj	49,252	0.1
40,576	Oriola Oyj	88,394	0.1
442	Ponsse Oyj	13,732	0.0
11 (1)	QT Group Oyj	958	0.0
2,320 (2)	Rapala VMC Oyj	15,028	0.0
3	Relais Group Oyj	59	0.0
18,341	TietoEVRY Oyj	460,126	0.2
1,047	Titanium Oyj	14,515	0.0
1,217	Vaisala OYJ	56,362	0.0
25,439	Valmet OYJ	681,278	0.3
22,690 (1)	WithSecure Oyj	124,232	0.1
		1,724,700	0.8
	France: 7.0%
4,965	ABC arbitrage	38,236	0.0
863	AKWEL	15,932	0.0
4,715	Arkema SA	537,249	0.3
606	Assystem	25,831	0.0
574 (1)	Bilendi	16,487	0.0
1,451	Boiron SA	63,602	0.0
45,372	Catana Group	373,713	0.2
5,282	CBO Territoria	21,280	0.0
678 (1)	Cegedim SA	17,579	0.0
21,966	Coface SA	263,335	0.1
25,129 (1)	Criteo SA ADR	622,697	0.3
304	Delta Plus Group	27,552	0.0
3,156	Derichebourg SA	28,481	0.0
8,817	Edenred	442,810	0.2
9,589	Eiffage SA	946,904	0.4
36,559 (1)	Elis SA	524,303	0.2
2,940 (1)	Eramet SLN	391,850	0.2
223	Esker SA	37,563	0.0
26,391 (1)	Etablissements Maurel et Prom	120,321	0.1
699 (1)	Eurobio Scientific SA	13,426	0.0
19,610	Faurecia SE	426,283	0.2
314	Fountaine Pajot SA	37,297	0.0
342	Groupe Crit	24,101	0.0
16,767	Groupe SFPI	53,407	0.0
941	Guerbet	24,719	0.0
4,575 (1)	Haulotte Group	18,324	0.0
1,118	Infotel SA	64,397	0.1
14,113	Ipsen SA	1,463,010	0.7

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
8,498	Jacquet Metals SACA	$183,068	0.1
35,410	Klepierre SA	847,563	0.4
16,121	Korian SA	338,557	0.2
12,040 (3)	La Francaise des Jeux SAEM	449,586	0.2
1,827	Manitou BF SA	41,452	0.0
183	Manutan International	12,935	0.0
786	Moulinvest SA	50,000	0.0
698	Neurones	26,582	0.0
5,940	Nexans SA	541,061	0.3
14,501	Nexity SA	440,340	0.2
1,378	Piscines Desjoyaux SA	34,137	0.0
14,077	Publicis Groupe	845,139	0.4
3,072 (1)	ReWorld Media SA	21,412	0.0
83,312 (1)	Rexel SA	1,706,622	0.8
435	Savencia SA	28,177	0.0
2,029 (1)	Serge Ferrari SAS	36,890	0.0
3,695 (1)	SOITEC	661,902	0.3
4,257	Sopra Steria Group SACA	754,463	0.3
26,122	SPIE SA	614,810	0.3
249	Stef SA	24,587	0.0
1,286	Synergie SE	49,586	0.0
1,757	Trigano SA	226,375	0.1
61,350 (1)	Vallourec SA	722,900	0.3
566	Vetoquinol SA	74,041	0.1
157	Virbac SA	63,388	0.0
583	Wendel SE	58,087	0.0
		15,494,349	7.0
	Germany: 6.4%
16,206	Aixtron SE	415,470	0.2
955	Atoss Software AG	138,766	0.1
11,780	Aurubis AG	1,338,676	0.6
11,867	Bechtle AG	548,372	0.3
6,917	Carl Zeiss Meditec AG	868,809	0.4
196	Cewe Stiftung & Co. KGAA	17,891	0.0
670	Datagroup SE	55,740	0.0
5,983	Dermapharm Holding SE	338,283	0.2
54,871 (3)	Deutsche Pfandbriefbank AG	690,588	0.3
755 (1)	Deutsche Rohstoff AG	21,597	0.0
13,089 (3)	DWS Group GmbH & Co. KGaA	430,740	0.2
17,243 (1)	ElringKlinger AG	142,950	0.1
4,836 (1)	Ernst Russ AG	33,773	0.0
21,140	Freenet AG	584,908	0.3
15,611	GEA Group AG	607,682	0.3
7,172	Gerresheimer AG	498,185	0.2
3,585	GFT Technologies AG	142,398	0.1
4,270 (1)	H&R GmbH & Co. KGaA	27,478	0.0
1,094	Hawesko Holding AG	57,244	0.0
102,222 (1)	Heidelberger Druckmaschinen AG	225,847	0.1
3,455	Hornbach Holding AG & Co. KGaA	413,577	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
6,448	Hugo Boss AG	$361,624	0.2
2,096	IVU Traffic Technologies AG	39,298	0.0
48,823 (1)	K+S AG	1,639,871	0.7
2,290 (1)	Koenig & Bauer AG	44,696	0.0
1,156	Krones AG	89,259	0.0
9,794	LANXESS AG	378,598	0.2
2,638	Nemetschek SE	209,337	0.1
103	New Work SE	17,603	0.0
39	Paul Hartmann AG	13,166	0.0
471	Pfeiffer Vacuum Technology AG	83,846	0.0
42,686	ProSiebenSat.1 Media SE	491,137	0.2
2,168	PSI Software AG	82,680	0.1
5,236	Rheinmetall AG	1,180,324	0.5
10,917 (1)	Salzgitter AG	453,161	0.2
443 (1)	Sixt SE	57,596	0.0
492	Stemmer Imaging AG	15,514	0.0
148	Surteco SE	4,702	0.0
25,976	TAG Immobilien AG	519,143	0.2
15,931	United Internet AG	512,515	0.2
737	USU Software AG	17,183	0.0
4,704	VERBIO Vereinigte BioEnergie AG	333,347	0.2
		14,143,574	6.4
	Greece: 0.1%
3,148	Autohellas Tourist and Trading SA	31,051	0.0
2,010	European Reliance General Insurance Co. SA	15,946	0.0
35,840 (1)	National Bank of Greece SA	142,159	0.1
7,911	Thrace Plastics Holding and Co.	39,060	0.0
		228,216	0.1
	Guernsey: 0.2%
252,881	BMO Commercial Property Trust Ltd.	373,260	0.2

	Hong Kong: 1.9%
106,000	Analogue Holdings Ltd.	24,045	0.0
39,300	ASM Pacific Technology Ltd.	396,057	0.2
275,524	Build King Holdings Ltd.	29,280	0.0
444,000	China Merchants Land Ltd.	42,026	0.0
80,000	Computer & Technologies Holdings Ltd.	27,112	0.0
1,703	Computime Group Ltd.	140	0.0
14,000	Fairwood Holdings Ltd.	25,547	0.0
771,406	Fountain SET Hldgs	137,463	0.1
66,000	FSE Services Group Ltd.	42,650	0.0
34,303	GDH Guangnan Holdings Ltd.	2,842	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
166,000	Gemdale Properties & Investment Corp. Ltd.	$17,607	0.0
79,321	Hanison Construction Holdings Ltd.	12,332	0.0
59,853	HKR International Ltd.	21,838	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	5,943	0.0
134,000	Hysan Development Co., Ltd.	395,323	0.2
14,500	Johnson Electric Holdings Ltd.	16,465	0.0
436,726	K Wah International Holdings Ltd.	163,667	0.1
20,000	Kerry Properties Ltd.	54,083	0.0
59,500	Lee’s Pharmaceutical Holdings Ltd.	14,977	0.0
327,500	LK Technology Holdings Ltd.	406,031	0.2
46,818	Luk Fook Holdings International Ltd.	107,162	0.1
35,701	Lung Kee Bermuda Holdings	16,834	0.0
244,000 (1)	Midland Holdings Ltd.	25,636	0.0
10,377	Million Hope Industries Holdings Ltd.	818	0.0
278,000 (1)(4)	Pacific Andes International Holdings Ltd.	—	—
2,110,991	Pacific Basin Shipping Ltd.	968,545	0.5
415,000	PAX Global Technology Ltd.	357,746	0.2
118,000	Pico Far East Holdings Ltd.	17,487	0.0
96,000	Plover Bay Technologies Ltd.	39,584	0.0
20,146 (1)	Renaissance Asia Silk Road Group Ltd.	1,018	0.0
23,000 (1)	Rich Goldman Holdings Ltd.	182	0.0
94,851	Road King Infrastructure	77,537	0.0
87,913 (1)(4)	S&C Engine Group Ltd.	—	—
1,298,000	Singamas Container Holdings Ltd.	179,580	0.1
8,613	Soundwill Holdings Ltd.	7,519	0.0
294,476	Sun Hung Kai & Co. Ltd.	139,976	0.1
321,180	Tang Palace China Holdings Ltd.	26,370	0.0
38,500	Texhong Textile Group Ltd.	46,299	0.0
320,000	Texwinca Holdings Ltd.	55,001	0.0
4,520,000 (1)	Tongda Group Holdings Ltd.	76,265	0.0
494,000	United Laboratories International Holdings Ltd.	242,096	0.1
212,000	Vedan International Holdings Ltd.	16,210	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
16,144	Wai Kee Holdings Ltd.	$7,098	0.0
		4,244,391	1.9
	India: 0.3%
25,620 (1)(4)	Geodesic Ltd.	—	—
20,672	GHCL Ltd.	165,873	0.1
39,156	Grauer & Weil India Ltd.	36,976	0.0
6,105	Greenlam Industries Ltd.	28,067	0.0
109,687	Gujarat State Fertilisers & Chemicals, Ltd.	243,207	0.1
389	Hawkins Cookers Ltd.	26,679	0.0
3,773	I G Petrochemicals Ltd.	37,064	0.0
2,082 (1)	Intellect Design Arena Ltd.	21,377	0.0
4,037	LG Balakrishnan & Bros Ltd.	34,543	0.0
11,323	Orient Cement Ltd.	20,226	0.0
18,642	Redington India Ltd.	36,941	0.0
5,137	Sarda Energy & Minerals Ltd.	80,158	0.1
21,379 (1)(4)	Varun Industries Ltd.	—	—
1,464	WPIL Ltd.	17,330	0.0
		748,441	0.3
	Indonesia: 0.3%
1,196,400	Adaro Energy Indonesia Tbk PT	273,348	0.1
167,366	Baramulti Suksessarana Tbk PT	58,013	0.0
244,700 (1)	Mitrabahtera Segara Sejati Tbk PT	20,786	0.0
287,300	Prima Andalan Mandiri Tbk PT	137,734	0.1
424,300	XL Axiata Tbk PT	93,396	0.1
		583,277	0.3
	Ireland: 0.7%
125,467 (1)	Bank of Ireland Group PLC	760,420	0.3
102,781 (1)	Dalata Hotel Group PLC - DHGI	471,667	0.2
28,392	Glanbia Plc	340,856	0.2
		1,572,943	0.7
	Israel: 2.8%
18,678 (1)	B Communications Ltd.	80,095	0.0
292,395 (1)	Bezeq Israeli Telecommunication Corp., Ltd.	463,530	0.2
14,744 (1)(2)	Camtek Ltd./Israel	437,897	0.2
1,649	Delta Galil Industries Ltd.	109,895	0.1
177	Duniec Brothers Ltd.	11,377	0.0
11,228	Electra Real Estate Ltd.	188,249	0.1
2,648	First International Bank Of Israel Ltd.	111,196	0.1
635	Fox Wizel Ltd.	93,364	0.1
7,286	Gav-Yam Lands Corp. Ltd.	80,192	0.0
4,079	Hamat Group Ltd.	39,320	0.0
668	IES Holdings Ltd.	68,018	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
2,076	Ilex Medical Ltd.	$84,541	0.0
30,119 (1)	Inmode Ltd.	756,288	0.3
17,649	Isracard Ltd.	88,818	0.1
854	Ituran Location and Control Ltd.	19,164	0.0
2,202	Kerur Holdings Ltd.	56,035	0.0
926	Levinstein Properties Ltd.	30,923	0.0
348 (1)	Melisron Ltd.	28,229	0.0
1,723 (1)	Menora Mivtachim Holdings Ltd.	43,010	0.0
1,735 (1)	Neto Malinda Trading Ltd.	88,437	0.1
367	Neto ME Holdings Ltd.	28,172	0.0
60,889 (1)	Perion Network Ltd.	1,283,540	0.6
15,174 (1)	RADWARE Ltd.	438,680	0.2
616,420 (1)	Ratio Energies Finance L.P.	478,738	0.2
50,500	Sarine Technologies Ltd.	17,782	0.0
1,149 (1)	Silicom Ltd.	40,422	0.0
671 (2)	Tadiran Group Ltd.	108,681	0.1
1,757 (1)	Taro Pharmaceuticals Industries, Ltd.	68,962	0.0
446	Telsys Ltd.	23,696	0.0
7,643	Tiv Taam Holdings 1 Ltd.	20,146	0.0
964	YH Dimri Construction & Development Ltd.	86,559	0.0
14,076	ZIM Integrated Shipping Services Ltd.	783,048	0.4
		6,257,004	2.8
	Italy: 1.4%
1,156	ACEA SpA	19,830	0.0
15,683 (1)	Aeffe SpA	28,692	0.0
2,706 (1)	Aquafil SpA	17,201	0.0
18,469 (1)	Arnoldo Mondadori Editore SpA	37,830	0.0
6,083	Banca IFIS SpA	110,463	0.1
57,160	Banca Mediolanum SpA	414,945	0.2
24,331	Buzzi Unicem SpA	450,579	0.2
3,190	Danieli & C Officine Meccaniche SpA	49,902	0.0
4,899	Datalogic SpA	47,602	0.0
520	De’Longhi SpA	12,610	0.0
6,704	El.En. SpA	93,438	0.1
26,705 (1)	Elica SpA	94,583	0.1
17,529	Emak SpA	26,116	0.0
202,438	Iren SpA	523,290	0.2
7,459	Orsero SpA	97,574	0.1
943	Pharmanutra SpA	63,845	0.0
1,871 (1)	Prima Industrie SpA	31,502	0.0
5,382	Reply SpA	792,325	0.4
24,809	Rizzoli Corriere Della Sera Mediagroup SpA	19,263	0.0
7,403 (1)	Servizi Italia SpA	13,791	0.0
29,520 (1)	Sogefi S.p.A.	26,751	0.0
729 (1)	Somec SpA	21,021	0.0
		2,993,153	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: 16.1%
63,500	AEON Financial Service Co., Ltd.	$583,781	0.3
786	Aichi Tokei Denki Co., Ltd.	9,326	0.0
1,000	Aiphone Co., Ltd.	15,330	0.0
2,900	Aisan Industry Co., Ltd.	15,634	0.0
2,900	Akatsuki, Inc.	67,185	0.0
500	Arata Corp.	13,815	0.0
2,200	Arealink Co. Ltd.	25,345	0.0
11,600	Arisawa Manufacturing Co., Ltd.	81,127	0.1
900	Asahi Co., Ltd.	9,208	0.0
17,700	Asahi Diamond Industrial Co., Ltd.	77,561	0.0
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	12,781	0.0
28,000	ASKUL Corp.	342,875	0.2
14,800	Astena Holdings Co. Ltd.	49,441	0.0
10,000	Avant Corp.	88,905	0.1
6,000	Bando Chemical Industries Ltd.	39,329	0.0
2,100	BayCurrent Consulting, Inc.	688,521	0.3
5,100	BML, Inc.	131,251	0.1
1,700	Business Brain Showa-Ota, Inc.	18,043	0.0
1,800	Business Engineering Corp.	55,134	0.0
3,200	Canon Marketing Japan, Inc.	69,632	0.0
1,100	Central Security Patrols Co., Ltd.	17,756	0.0
1,100	Chino Corp.	13,584	0.0
12,700	Citizen Watch Co., Ltd.	47,931	0.0
27,600	CKD Corp.	357,412	0.2
3,400	CMC Corp.	31,121	0.0
1,700	CONEXIO Corp.	19,079	0.0
1,800	Core Corp.	19,805	0.0
2,500	Corona Corp.	16,183	0.0
6,200	Cosmos Initia Co. Ltd.	19,433	0.0
2,700	Daihatsu Diesel Manufacturing Co., Ltd.	10,178	0.0
11,700	Daihen Corp.	334,707	0.2
500	Daiichi Jitsugyo Co., Ltd.	14,518	0.0
3,500	Dai-ichi Seiko Co. Ltd.	38,088	0.0
15,000	Daikoku Denki Co., Ltd.	147,374	0.1
5,715	Daitron Co., Ltd.	82,908	0.1
2,800	Densan System Holdings Co. Ltd.	56,761	0.0
3,500	Digital Hearts Holdings Co., Ltd.	45,618	0.0
10,900	Digital Holdings, Inc.	123,421	0.1
1,900	DMS, Inc.	15,597	0.0
9,900	Doshisha Co., Ltd.	116,615	0.1
22,382	DTS Corp.	491,091	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,000	Ebara Corp.	$367,419	0.2
4,700	E-Guardian, Inc.	106,017	0.1
57,600	Eiken Chemical Co., Ltd.	762,871	0.4
1,500	Elematec Corp.	13,547	0.0
8,500	en Japan, Inc.	199,715	0.1
1,200	Enplas Corp.	25,668	0.0
10,100	Exedy Corp.	120,272	0.1
4,960	FIDEA Holdings Co., Ltd.	49,291	0.0
21,400	Fields Corp.	146,506	0.1
8,900	First Bank of Toyama Ltd./The	22,281	0.0
1,200	Foster Electric Co., Ltd.	6,389	0.0
2,100	Freund Corp.	11,889	0.0
1,700	Fudo Tetra Corp.	20,325	0.0
28,300	Fuji Corp.	472,173	0.2
1,400	Fuji Pharma Co. Ltd.	10,219	0.0
7,700	Fuji Soft, Inc.	410,389	0.2
7,900	Fujikura Kasei Co., Ltd.	26,936	0.0
69,400	Fujikura Ltd.	328,297	0.2
1,100	Fukuda Denshi Co., Ltd.	63,345	0.0
27,000	Fullcast Co., Ltd.	516,593	0.2
2,300	Fuso Pharmaceutical Industries Ltd.	37,863	0.0
2,300	Gecoss Corp.	13,841	0.0
5,600	Grandy House Corp.	22,644	0.0
40,600	GungHo Online Entertainment, Inc.	828,336	0.4
75,200	H.U. Group Holdings, Inc.	1,675,642	0.8
1,400	Hanwa Co., Ltd.	34,221	0.0
2,200	Himaraya Co. Ltd.	15,841	0.0
1,200	Hisamitsu Pharmaceutical Co., Inc.	32,876	0.0
4,500	Ichinen Holdings Co., Ltd.	44,079	0.0
4,700	Ichiyoshi Securities Co., Ltd.	20,689	0.0
3,100	ID Holdings Corp.	20,048	0.0
2,200	I-Net Corp.	20,758	0.0
23,600	Infocom Corp.	402,279	0.2
47,900	INFRONEER Holdings, Inc.	348,906	0.2
26,300	Internet Initiative Japan, Inc.	820,856	0.4
1,008	Invincible Investment Corp.	328,686	0.2
10,000	IR Japan Holdings Ltd.	316,692	0.2
3,000	Iseki & Co., Ltd.	28,365	0.0
14,800	Itoki Corp.	40,248	0.0
4,200	Iwaki Co. Ltd.	35,743	0.0
2,100	JAC Recruitment Co. Ltd.	29,557	0.0
3,900	Japan Lifeline Co. Ltd.	32,508	0.0
1,100	Japan System Techniques Co. Ltd.	21,025	0.0
3,400	JBCC Holdings, Inc.	39,119	0.0
2,000	JFE Systems, Inc.	36,836	0.0
4,100	Jimoto Holdings, Inc.	19,248	0.0
2,100	JINUSHI Co. Ltd.	30,898	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,500	JK Holdings Co., Ltd.	$20,619	0.0
2,200	Joshin Denki Co., Ltd.	33,929	0.0
7,400	JP-Holdings, Inc.	12,131	0.0
400	JUTEC Holdings Corp.	3,325	0.0
243	Kamei Corp.	1,951	0.0
13,800	Kaneka Corp.	369,254	0.2
65	Kenedix Office Investment Corp.	339,736	0.2
1,200	KFC Ltd.	15,837	0.0
1,130	Kimura Unity Co., Ltd.	12,246	0.0
22,300	Kintetsu World Express, Inc.	531,242	0.3
1,800	Kita-Nippon Bank Ltd.	21,475	0.0
7,900	Kitz Corp.	40,158	0.0
2,700	Koa Corp.	31,470	0.0
20,900	Komeri Co., Ltd.	441,474	0.2
4,500	Komori Corp.	25,536	0.0
84,200	Konica Minolta, Inc.	293,043	0.1
2,300	Konoike Transport Co. Ltd.	20,415	0.0
1,500	KSK Co. Ltd./Inagi	24,753	0.0
16,100	Kumagai Gumi Co., Ltd.	335,989	0.2
3,100	Kuriyama Holdings Corp.	23,329	0.0
3,700	KYORIN Holdings, Inc.	53,807	0.0
2,200	Kyowa Electronics Instruments Co. Ltd.	6,097	0.0
5,000	Makino Milling Machine Co., Ltd.	154,067	0.1
1,600	Makiya Co. Ltd.	8,681	0.0
3,300	MARUKA FURUSATO Corp.	86,860	0.1
2,600	Marvelous, Inc.	15,284	0.0
6,900 (1)	Megachips Corp.	176,771	0.1
3,400	Melco Holdings, Inc.	103,793	0.1
4,500	MIMAKI ENGINEERING CO Ltd.	23,604	0.0
1,800	Miraial Co. Ltd.	22,931	0.0
6,500	Mito Securities Co., Ltd.	13,096	0.0
2,200	Mitsubishi Research Institute, Inc.	66,236	0.0
1,200	Mitsubishi Shokuhin Co. Ltd.	29,743	0.0
700	Miyaji Engineering Group, Inc.	18,748	0.0
8,200	Morinaga Milk Industry Co., Ltd.	330,228	0.2
800	Morishita Jintan Co. Ltd.	11,534	0.0
13,900	MRK Holdings, Inc.	12,213	0.0
7,000	Mugen Estate Co. Ltd.	27,699	0.0
1,900	Mutoh Holdings Co., Ltd.	31,689	0.0
1,100	Nadex Co., Ltd.	5,567	0.0
2,900	Nafco Co., Ltd.	37,482	0.0
3,300	Nakabayashi Co. Ltd.	12,506	0.0
10,287	Nakano Corp.	25,361	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,200	Nanyo Corp.	$16,690	0.0
29,900	NEC Networks & System Integration Corp.	424,557	0.2
5,600	Ngi Group, Inc.	74,969	0.0
1,200	Nice Holdings, Inc.	17,482	0.0
1,600	Nichiban Co. Ltd.	21,453	0.0
3,700	Nichiha Corp.	66,895	0.0
2,000	Nihon Denkei Co. Ltd.	19,651	0.0
1,600	Nihon Falcom Corp.	16,580	0.0
7,200	Nihon Kohden Corp.	172,844	0.1
77	Nippon Accommodations Fund, Inc.	379,141	0.2
2,900	Nippon BS Broadcasting Corp.	22,804	0.0
187	Nippon Chemiphar Co., Ltd.	2,810	0.0
1,900	Nippon Concept Corp.	19,944	0.0
30,300	Nippon Electric Glass Co., Ltd.	609,952	0.3
104,800	Nippon Suisan Kaisha Ltd.	462,725	0.2
2,100	Nippon Systemware Co., Ltd.	37,361	0.0
124,878 (1)	Niraku GC Holdings, Inc.	3,564	0.0
54,818	Nissan Tokyo Sales Holdings Co., Ltd.	93,234	0.1
4,300	Nissha Co., Ltd.	45,384	0.0
8,531	Nisshin Group Holdings Co. Ltd.	29,965	0.0
26,700	Nisshinbo Holdings, Inc.	199,771	0.1
8,600	Nisso Corp.	43,620	0.0
2,600	Nissui Pharmaceutical Co., Ltd.	19,821	0.0
5,100	Nitto Seiko Co., Ltd.	19,800	0.0
3,500	Nittoc Construction Co. Ltd.	18,993	0.0
7,800	Nittoku Co. Ltd.	116,457	0.1
3,400	NJS Co. Ltd.	55,138	0.0
7,200	Noritz Corp.	83,380	0.1
150,300	North Pacific Bank Ltd.	284,991	0.1
1,200	Ochi Holdings Co. Ltd.	11,552	0.0
1,300	Oita Bank Ltd.	18,530	0.0
8,400	Oki Electric Industry Ltd.	54,413	0.0
17,400	Open House Group Co. Ltd.	673,287	0.3
1,000	Origin Co. Ltd.	10,577	0.0
24,300	Outsourcing, Inc.	240,996	0.1
2,800	Oyo Corp.	42,497	0.0
16,000	Parker Corp.	60,917	0.0
1,800	Pasco Corp.	19,087	0.0
5,700	Pegasus Sewing Machine Manufacturing Co., Ltd.	27,300	0.0
100	Pronexus, Inc.	815	0.0
6,100	Punch Industry Co. Ltd.	21,711	0.0
11,000	Relia, Inc.	90,427	0.1
75,200	Rengo Co., Ltd.	445,226	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
25,100	Resorttrust, Inc.	$422,271	0.2
900	Rhythm Co. Ltd.	11,620	0.0
1,700	Riken Corp.	31,023	0.0
6,200	Riken Technos Corp.	20,843	0.0
1,000	Saison Information Systems Co. Ltd.	14,345	0.0
13,500	Saizeriya Co., Ltd.	247,587	0.1
1,400	San Holdings, Inc.	17,021	0.0
3,000	Sankyo Co., Ltd.	86,325	0.1
1,519	Sankyo Frontier Co. Ltd.	55,914	0.0
10,100	Sankyu, Inc.	307,939	0.2
12,800	Sansha Electric Manufacturing Co. Ltd.	73,843	0.0
40,300	Sanwa Holdings Corp.	367,144	0.2
1,300	Sanyo Denki Co. Ltd.	55,840	0.0
4,300	Sanyo Trading Co. Ltd.	32,595	0.0
9,900	Sawai Group Holdings Co. Ltd.	332,092	0.2
3,100	Saxa Holdings, Inc.	35,740	0.0
3,700	Screen Holdings Co. Ltd.	302,398	0.2
3,600	Seed Co. Ltd./Tokyo	14,035	0.0
6,700	Seino Holdings Co. Ltd.	54,732	0.0
1,800	Sekisui Jushi Corp.	24,612	0.0
3,700	Shibaura Mechatronics Corp.	207,637	0.1
33,400	Shinko Electric Industries	1,439,712	0.7
3,800	Shinoken Group Co. Ltd.	29,591	0.0
5,000	SIGMAXYZ Holdings, Inc.	40,848	0.0
3,700	Sinfonia Technology Co. Ltd.	35,887	0.0
1,700	SK-Electronics Co., Ltd.	10,271	0.0
900	SMK Corp.	14,965	0.0
4,800	Sodick Co., Ltd.	26,858	0.0
7,400	Softcreate Holdings Corp.	238,503	0.1
7,169	Soken Chemical & Engineering Co. Ltd.	91,977	0.1
4,600	Soliton Systems KK	51,370	0.0
2,400	Space Co. Ltd.	16,765	0.0
4,400	SPK Corp.	45,172	0.0
5,400	Sprix Ltd.	50,495	0.0
5,600	Star Mica Holdings Co. Ltd.	66,261	0.0
3,300	Star Micronics Co., Ltd.	36,991	0.0
13,600	Starts Corp., Inc.	252,066	0.1
3,900	St-Care Holding Corp.	24,674	0.0
30,200	Sumitomo Forestry Co., Ltd.	462,025	0.2
2,800	Sumitomo Heavy Industries	59,252	0.0
3,600	Sun Corp.	42,697	0.0
5,300	Sun Frontier Fudousan Co., Ltd.	44,288	0.0
1,600	Suzuden Corp.	27,651	0.0
21,400	Suzuken Co., Ltd.	631,669	0.3
900	T RAD Co., Ltd.	15,749	0.0
2,690	Tachikawa Corp.	21,578	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
12,700	Taiyo Yuden Co., Ltd.	$498,951	0.2
2,200	Takaoka Toko Co. Ltd.	27,279	0.0
63,400	Takara Leben Co., Ltd.	145,013	0.1
1,500	Takasago International Corp.	30,250	0.0
19,600	Takeuchi Manufacturing Co. Ltd.	359,425	0.2
2,400	Tanabe Consulting Co. Ltd.	12,444	0.0
800	Techno Medica Co. Ltd.	9,580	0.0
17,300	TechnoPro Holdings, Inc.	440,598	0.2
13,900	TOA Road Corp.	535,342	0.3
22,900	Tochigi Bank Ltd.	42,646	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	35,189	0.0
1,100	Toho Holdings Co., Ltd.	17,856	0.0
3,800	Tokai Rika Co., Ltd.	40,038	0.0
5,400	Tokyo Keiki, Inc.	47,046	0.0
5,800	Tokyo Ohka Kogyo Co., Ltd.	315,150	0.2
11,100	Tokyo Seimitsu Co., Ltd.	381,850	0.2
8,100	Tokyotokeiba Co., Ltd.	275,629	0.1
15,300	TOMONY Holdings, Inc.	38,698	0.0
6,900	Tomy Co., Ltd.	65,464	0.0
1,800	Tonami Holdings Co., Ltd.	48,598	0.0
5,200	Tosei Corp.	43,755	0.0
5,100	Towa Pharmaceutical Co., Ltd.	108,486	0.1
3,700	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	26,196	0.0
41,100	Toyo Tire & Rubber Co., Ltd.	471,415	0.2
2,500	TPR Co., Ltd.	23,960	0.0
6,600	Transcosmos, Inc.	155,604	0.1
9,200	Trusco Nakayama Corp.	143,469	0.1
1,800	Uchida Yoko Co., Ltd.	67,931	0.0
1,700	UNIRITA, Inc.	22,975	0.0
26,600	Ushio, Inc.	344,884	0.2
19,200	Valor Holdings Co., Ltd.	302,484	0.2
3,200	Wakita & Co. Ltd.	26,627	0.0
600	WDB coco Co. Ltd.	23,489	0.0
11,100	West Holdings Corp.	437,837	0.2
5,500	Will Group, Inc.	47,464	0.0
2,300	YAMADA Consulting Group Co. Ltd.	21,108	0.0
2,300	Yamaichi Electronics Co., Ltd.	29,139	0.0
1,700	Yondenko Corp.	22,916	0.0
4,776	Yuasa Trading Co., Ltd.	106,560	0.1
3,400	Yushin Precision Equipment Co., Ltd.	16,449	0.0
1,700	Zaoh Co. Ltd.	25,987	0.0
12,600	Zenkoku Hosho Co. Ltd.	442,211	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
27,300	Zeon Corp.	$290,711	0.1
		35,422,144	16.1
	Luxembourg: 0.0%
1,292 (1)	Majorel Group Luxembourg SA	40,822	0.0
1,125	Stabilus SE	52,989	0.0
		93,811	0.0
	Malaysia: 0.1%
57,500	AFFIN Bank Bhd	27,612	0.0
10,900	Allianz Malaysia Bhd	31,898	0.0
84,300	CSC Steel Holdings Bhd	33,499	0.1
47,000	Deleum Bhd	7,341	0.0
97,800 (1)	KSL Holdings BHD	17,976	0.0
20,754	Kumpulan Fima BHD	11,584	0.0
210,000	Media Chinese International Ltd.	6,958	0.0
82,400	MKH Bhd	25,930	0.0
3,245	Nylex Malaysia BHD	263	0.0
30,700	Sarawak Plantation Bhd	21,720	0.0
		184,781	0.1
	Malta: 0.0%
58	Kindred Group PLC - SDR	508	0.0

	Mauritius: 0.0%
21,280	Capital Ltd.	26,892	0.0

	Netherlands: 2.7%
7,755	Aalberts NV	376,834	0.2
4,102	Arcadis NV	171,151	0.1
1,228 (1)	Argenx SE ADR	352,829	0.2
17,830	ASR Nederland NV	810,352	0.3
8,883	BE Semiconductor Industries NV	541,497	0.2
13,733	Brunel International NV	159,571	0.1
5,082 (3)	Euronext NV	407,182	0.2
49,565 (1)	Fugro NV	607,190	0.3
4,416	Kendrion NV	84,065	0.0
608	Nedap N.V.	40,537	0.0
25,757	Randstad NV	1,362,011	0.6
20,462 (3)	Signify NV	865,700	0.4
478,561 (1)(2)(4)	SNS Reaal NV	—	—
3,505	TKH Group NV	171,886	0.1
3,201	Vastned Retail NV	81,721	0.0
		6,032,526	2.7
	New Zealand: 0.2%
40,245 (1)	Channel Infrastructure NZ Ltd	28,061	0.0
5,726 (1)(2)	Eroad Ltd.	11,550	0.0
6,859	Fletcher Building Ltd.	27,323	0.0
6,587	Fletcher Building Ltd.	25,990	0.0
49,644	NZME Ltd.	46,300	0.0
8,701	PGG Wrightson Ltd.	22,594	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand (continued)
32,962	Skellerup Holdings Ltd.	$121,723	0.1
61,716 (1)	Sky Network Television Ltd.	106,466	0.1
27,325 (1)	Tourism Holdings Ltd.	52,923	0.0
		442,930	0.2
	Norway: 1.0%
32,008	ABG Sundal Collier ASA	24,366	0.0
12,899	American Shipping Co. ASA	44,568	0.0
68,393	Belships ASA	144,701	0.1
170	Bouvet ASA	1,250	0.0
260,757	DNO ASA	395,293	0.2
16,889	Golden Ocean Group Ltd.	211,619	0.1
1,039	Golden Ocean Group Ltd.	12,935	0.0
2,748 (1)	Grieg Seafood ASA	40,940	0.0
11,091 (1)	Hoegh Autoliners ASA	35,002	0.0
320	Medistim ASA	8,683	0.0
242,488	MPC Container Ships ASA	721,762	0.3
267,947 (1)(2)	Petronor E&P ASA	23,018	0.0
3,770	Protector Forsikring ASA	42,928	0.1
6,351	Selvaag Bolig ASA	30,233	0.0
1,938	Sparebank 1 Nord Norge	20,642	0.0
3,785	Sparebanken More	32,284	0.0
34,180	Sparebanken Vest	358,291	0.2
2,084	Wilh Wilhelmsen Holding ASA	50,898	0.0
		2,199,413	1.0
	Philippines: 0.0%
31,770	Ginebra San Miguel, Inc.	66,212	0.0

	Poland: 0.3%
8,600 (1)	Alior Bank SA	70,209	0.1
1,647	Alumetal SA	26,000	0.0
400	Amica Wronki SA	8,285	0.0
2,061	Asseco South Eastern Europe SA	21,726	0.0
619	Budimex SA	28,488	0.0
31,188 (1)	Jastrzebska Spolka Weglowa SA	472,441	0.2
317 (2)	Stalprodukt SA	24,175	0.0
2,480	Tim SA/Siechnice	20,480	0.0
		671,804	0.3
	Portugal: 0.0%
12,251	CTT-Correios de Portugal SA	55,375	0.0

	Qatar: 0.0%
54,497	Doha Bank QPSC	38,908	0.0

	Singapore: 1.2%
3,802	Boustead Singapore Ltd.	2,621	0.0
43,400	China Aviation Oil Singapore Corp. Ltd.	27,930	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
151,334	China Sunsine Chemical Holdings Ltd.	$50,884	0.1
49,500	CSE Global Ltd.	17,108	0.0
565,300	Frasers Logistics & Commercial Trust	588,681	0.3
508,000	Geo Energy Resources Ltd.	177,845	0.1
559,000	Golden Agri-Resources Ltd.	130,603	0.1
1,986	Grindrod Shipping Holdings Ltd.	50,333	0.0
9	Ho Bee Land Ltd.	20	0.0
26,200	Hour Glass Ltd./The	46,649	0.0
553,000	IGG, Inc.	227,769	0.1
616,900	Jiutian Chemical Group Ltd.	40,678	0.0
114,100	Pacific Century Regional Developments Ltd.	36,715	0.0
102,400 (1)	Rex International Holding Ltd.	24,523	0.0
157,600	Riverstone Holdings Ltd.	109,971	0.1
371,500	SembCorp Industries Ltd.	786,765	0.4
83,600	Sing Holdings Ltd.	22,971	0.0
13,300	Sing Investments & Finance Ltd.	14,368	0.0
78,392	Tai Sin Electric Ltd.	22,107	0.0
67,951	Tiong Woon Corp. Holding Ltd.	26,287	0.0
73,675	UMS Holdings Ltd.	62,733	0.0
57,500	Wing Tai Holdings Ltd.	72,168	0.0
		2,539,729	1.2
	South Africa: 0.6%
46,167 (1)	ArcelorMittal South Africa Ltd.	23,669	0.0
55,445 (1)	Petra Diamonds Ltd.	85,954	0.0
27,924 (1)	Sappi Ltd.	102,235	0.1
62,569	Sylvania Platinum Ltd.	73,957	0.0
58,815 (1)	Thungela Resources Ltd.	1,006,554	0.5
		1,292,369	0.6
	South Korea: 4.3%
7,124 (1)	Actoz Soft Co. Ltd.	65,586	0.0
167	Asia Holdings Co., Ltd.	20,901	0.0
3,440	Cosmax, Inc.	231,279	0.1
5,841	Coway Co. Ltd.	327,155	0.2
2,725	Cuckoo Holdings Co. Ltd.	40,273	0.0
33,171	Dae Hyun Co. Ltd.	73,464	0.0
14,163	Daewon San Up Co. Ltd.	71,753	0.0
490	Dongil Industries Co. Ltd.	68,272	0.1
8,077	Eusu Holdings Co. Ltd.	38,992	0.0
1,300	Fursys, Inc.	37,655	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
6,033	Hanyang Securities Co. Ltd.	$65,437	0.0
2,040	IDIS Holdings Co. Ltd.	19,786	0.0
5,550	JB Financial Group Co. Ltd.	39,257	0.0
9,097	JYP Entertainment Corp.	422,029	0.2
2,347	KCC Corp.	625,742	0.3
3,015	Kolon Corp.	66,027	0.0
6,204	Kolon Industries, Inc.	302,179	0.1
74,322	Korea Asset In Trust Co. Ltd.	230,098	0.1
11,037	Korea Real Estate Investment Trust Co.	19,194	0.0
531	KPX Chemical Co. Ltd.	22,960	0.0
3,470	LEADCORP, Inc./The	25,105	0.0
3,209	LEENO Industrial, Inc.	444,827	0.2
1,996	LF Corp.	30,853	0.0
2,084	LG Innotek Co. Ltd.	565,469	0.3
15,961 (1)	Lock&Lock Co. Ltd.	131,615	0.1
6,885	LOTTE Fine Chemical Co. Ltd.	442,013	0.2
6,621	LX International Corp.	201,891	0.1
9,401	LX Semicon Co. Ltd.	969,985	0.5
1,600	Maeil Dairies Co. Ltd.	87,930	0.0
3,175	Mando Corp.	105,258	0.1
145	Mi Chang Oil Industrial Co. Ltd.	9,447	0.0
685	Nice Information & Telecommunication, Inc.	16,295	0.0
9,305	Osstem Implant Co. Ltd.	528,592	0.3
48,107	Partron Co. Ltd.	442,082	0.2
7,282	PHA Co. Ltd.	52,244	0.0
8,199	PharmaResearch Co. Ltd.	598,432	0.3
613	Sam Jung Pulp Co. Ltd.	14,557	0.0
8,006	Sam Young Electronics Co. Ltd.	67,878	0.0
3,844	Sambo Corrugated Board Co. Ltd.	41,400	0.0
31,836 (1)	Samsung Engineering Co. Ltd.	649,551	0.3
9,193	Seah Besteel Holdings Corp.	131,845	0.1
298	SeAH Holdings Corp.	28,498	0.0
775	SeAH Steel Corp.	99,248	0.1
539	SeAH Steel Corp.	61,123	0.0
1,354	Shinsegae Engineering & Construction Co. Ltd.	37,015	0.0
10,720	SNT Dynamics Co., Ltd.	74,780	0.0
3,121	SNT Motiv Co. Ltd.	117,484	0.1
1,088	Sun Kwang Co. Ltd.	63,063	0.0
126	Taekwang Industrial Co. Ltd.	101,334	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
11,103	Youngone Corp.	$418,463	0.2
		9,346,316	4.3
	Spain: 2.6%
4,421	Acciona SA	865,401	0.4
50,387	Acerinox S.A.	530,538	0.2
8,523	Almirall SA	110,723	0.1
43,867	Applus Services SA	343,380	0.1
12,057	Atlantica Yield plc	372,561	0.2
122,804	Bankinter S.A.	722,688	0.3
24,817	Cia de Distribucion Integral Logista Holdings SA	457,265	0.2
101,419	Faes Farma SA	424,759	0.2
12,260	Laboratorios Farmaceuticos Rovi SA	837,130	0.4
49,334	Merlin Properties Socimi SA	535,949	0.3
7,389	Naturhouse Health SAU	13,953	0.0
1,482	Pharma Mar SA	113,437	0.1
5,675	Viscofan SA	313,285	0.1
		5,641,069	2.6
	Sweden: 2.5%
918	Beijer Alma AB	19,096	0.0
2,310	Bergman & Beving AB	29,633	0.0
3,530	BioGaia AB	221,958	0.1
30,966	Biotage AB	641,461	0.3
4,715	Bjorn Borg AB	21,896	0.0
5,180	Boule Diagnostics AB	21,667	0.0
674	BTS Group AB	25,230	0.0
17,328	Bufab AB	574,862	0.3
4,123	Byggmax Group AB	31,709	0.0
2 (1)	Careium AB	3	0.0
8,853	Catella AB	34,673	0.0
18,899	Cibus Nordic Real Estate AB	437,072	0.2
2,928	Clas Ohlson AB	33,242	0.0
40,151 (3)	Dometic Group AB	343,856	0.2
6,300 (1)	Doro AB	13,955	0.0
6,305	Ferronordic AB	28,910	0.0
1,912	FM Mattsson Mora Group AB	42,935	0.1
7,433	Getinge AB	215,020	0.1
12,512	Hanza Holding AB	51,602	0.0
959	HMS Networks AB	39,252	0.0
20,223	Intrum AB	488,852	0.2
10,089	Inwido AB	139,287	0.1
953	Medicover AB	15,780	0.0
1,390 (1)	Mekonomen AB	16,019	0.0
549	Micro Systemation AB	2,952	0.0
78,924 (1)	Net Insight AB	32,270	0.0
8,519	New Wave Group AB	148,746	0.1
9,039	Nilorngruppen AB	106,188	0.0
2,084	OEM International AB	32,259	0.0
354	Probi AB	10,851	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
5,165 (1)	RaySearch Laboratories AB	$22,776	0.0
16,499	Rottneros AB	22,347	0.0
8,757	Saab AB	370,412	0.2
10,346	Softronic AB	30,502	0.0
9,904	Tethys Oil AB	93,838	0.0
13,923 (1)	Transtema Group AB	53,961	0.0
20,323	Trelleborg AB	445,756	0.2
7,956	Volati AB	111,741	0.1
31,660	Wihlborgs Fastigheter AB	548,910	0.3
		5,521,479	2.5
	Switzerland: 3.7%
8,561	Adecco Group AG	330,368	0.2
2,577	Ascom Holding AG	22,800	0.0
840	Bossard Holding AG	181,845	0.1
1,599	Bucher Industries AG	576,496	0.3
276	Burckhardt Compression Holding AG	140,804	0.1
558	Burkhalter Holding AG	43,935	0.0
1,045	Calida Holding AG	52,561	0.0
21	Carlo Gavazzi Holding AG	6,331	0.0
2,007	Comet Holding AG	433,862	0.2
839 (1)	Feintool International Holding AG	36,983	0.0
257	Forbo Holding AG	376,217	0.2
8,912 (3)	Galenica AG	656,257	0.3
663	Huber & Suhner AG	58,147	0.0
11,479	Julius Baer Group Ltd.	548,557	0.2
7,152	Kudelski SA	23,824	0.0
353	Leonteq AG	24,015	0.0
5,940	Meier Tobler Group AG	139,226	0.1
17	Metall Zug AG	35,477	0.0
2,028	Mikron Holding AG	16,011	0.0
8,174	Mobilezone Holding AG	132,355	0.1
47	Phoenix Mecano AG	18,795	0.0
5,999	PSP Swiss Property AG	756,066	0.3
907	Rieter Holding AG	123,298	0.1
6,479	Sulzer AG	485,456	0.2
6,318	Swissquote Group Holding SA	1,026,856	0.5
3,066	Tecan Group AG	921,387	0.4
10,224	Vontobel Holding AG	747,750	0.3
119 (1)	V-ZUG Holding AG	13,201	0.0
1,150	Ypsomed Holding AG	164,341	0.1
		8,093,221	3.7
	Taiwan: 1.1%
4,000	Acter Group Corp. Ltd.	26,894	0.0
147,000	Chien Kuo Construction Co. Ltd.	68,348	0.0
98,000	CTCI Corp.	154,292	0.1
71,000	Everlight Electronics Co., Ltd.	102,737	0.1
28,000	Farglory Land Development Co. Ltd.	63,646	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
48,000	Formosa Advanced Technologies Co. Ltd.	$62,982	0.0
170,000	General Interface Solution Holding Ltd.	522,860	0.3
67,000	Generalplus Technology, Inc.	153,275	0.1
30,000	Global Mixed Mode Technology, Inc.	200,235	0.1
22,000	Kedge Construction Co. Ltd.	40,587	0.0
139,107	Kindom Construction Co.	162,860	0.1
20,000	Lida Holdings Ltd.	19,777	0.0
12,000	Lumax International Corp., Ltd.	29,197	0.0
551,000	Macronix International	701,088	0.3
74,600	Medtecs International Corp. Ltd.	11,563	0.0
23,000	Nexcom International Co. Ltd.	17,888	0.0
50,000	Rechi Precision Co. Ltd.	29,110	0.0
19,000	Rich Honour International Designs Co. Ltd.	29,612	0.0
43,000	Taiwan Fire & Marine Insurance Co. Ltd.	29,341	0.0
23,100	Userjoy Technology Co. Ltd.	61,307	0.0
11,000	Winstek Semiconductor Co. Ltd.	15,552	0.0
		2,503,151	1.1
	Thailand: 0.4%
97,800	Bumrungrad Hospital PCL	455,692	0.2
98,900	Pruksa Holding PCL	38,143	0.0
50,500	Rajthanee Hospital PCL	49,394	0.1
215,800	Ratchaphruek Hospital PCL	41,270	0.0
105,400	Supalai PCL	67,175	0.0
24,900	Thai Stanley Electric PCL - NVDR	124,103	0.1
		775,777	0.4
	Ukraine: 0.0%
2,452	Astarta Holding NV	13,197	0.0

	United Arab Emirates: 0.1%
23,964	Commercial Bank of Dubai PSC	32,948	0.0
98,080 (1)	Emaar Development PJSC	137,228	0.1
		170,176	0.1
	United Kingdom: 10.5%
199,403	888 Holdings PLC	477,909	0.2
2,565	A.G.BARR PLC	18,659	0.0
21,257 (1)	Abcam PLC	329,848	0.2
3,244 (1)	accesso Technology Group PLC	29,921	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
241,538 (3)	Airtel Africa PLC	$441,951	0.2
9,959	Animalcare Group PLC	40,387	0.0
537	Aptitude Software Group PLC	2,245	0.0
10,742	Belvoir Group PLC	32,936	0.0
39,805	Bovis Homes Group PLC	415,289	0.2
41,689	Brickability Group PLC	48,752	0.0
189,577 (1)(2)	Capricorn Energy PLC	487,600	0.2
3,706 (1)	Cazoo Group Ltd.	6,264	0.0
7,956	Cerillion PLC	80,534	0.1
2,399	Character Group PLC/The	17,647	0.0
1,319	Chesnara PLC	4,737	0.0
34,822	Computacenter PLC	1,170,008	0.5
3,539	Craneware PLC	76,208	0.1
10,784	Cranswick PLC	428,819	0.2
18,729	CVS Group PLC	422,803	0.2
1,431	Dechra Pharmaceuticals PLC	64,846	0.0
39,685	Drax Group PLC	401,045	0.2
2,897 (1)	Eagle Eye Solutions Group PLC	16,611	0.0
87,132 (1)	easyJet PLC	603,781	0.3
25,901	EKF Diagnostics Holdings PLC	11,399	0.0
36,159	Electrocomponents PLC	471,965	0.2
4,019 (1)	Endava PLC ADR	404,311	0.2
25,615	Endeavour Mining PLC	626,891	0.3
8,545 (1)	Ergomed PLC	126,078	0.1
4,087	FDM Group Holdings PLC	51,578	0.0
14,872	Finsbury Food Group PLC	13,465	0.0
156,120 (1)	Firstgroup PLC	219,160	0.1
11,011 (1)	Frasers Group PLC	93,520	0.0
21,962	Future PLC	601,500	0.3
85,471	Gem Diamonds Ltd.	63,626	0.0
16,563	Greggs PLC	483,241	0.2
11,233	Gulf Keystone Petroleum Ltd.	34,126	0.0
9,022	Halfords Group PLC	25,685	0.0
3,550	Hargreaves Services PLC	26,427	0.0
13,808	Hikma Pharmaceuticals PLC	324,356	0.1
13,828	Howden Joinery Group PLC	130,917	0.1
48,079	IG Group Holdings PLC	491,371	0.2
39,577	IMI PLC	666,268	0.3
49,535	Inchcape PLC	443,223	0.2
89,261 (1)	Indivior PLC	351,540	0.2
22,469 (2)	International Game Technology PLC	490,498	0.2
57,191	International Personal Finance PLC	68,135	0.0
102,043	Investec PLC - INP - ZAR	604,275	0.3
46,449	Investec PLC - INVP - GBP	273,580	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
350	Judges Scientific PLC	$29,487	0.0
26,179	Just Group PLC	27,655	0.0
3,215	Keystone Law Group PLC	27,479	0.0
4,046 (1)	Kooth Plc	10,913	0.0
140,951	LondonMetric Property PLC	476,396	0.2
24,352	Luxfer Holdings PLC	393,041	0.2
24,278	Macfarlane Group PLC	36,689	0.0
231,182	Man Group PLC/Jersey	673,787	0.3
238,755 (1)	Marks & Spencer Group PLC	407,584	0.2
62,676 (1)	Mcbride PLC	28,766	0.0
82,115	Micro Focus International PLC	387,763	0.2
5,425	Morgan Sindall PLC	146,271	0.1
3,387	MP Evans Group PLC	40,205	0.0
2,776	Next Fifteen Communications Group PLC	45,756	0.0
67,473	Ninety One PLC	225,515	0.1
18,017	Norcros PLC	54,373	0.0
13,291	Numis Corp. PLC	41,644	0.0
97,152	OSB Group PLC	678,164	0.3
24,875 (1)	Oxford Biomedica PLC	178,291	0.1
30,578	Oxford Metrics PLC	34,235	0.0
40,963	Pagegroup PLC	250,648	0.1
26,072	Pan African Resources PLC	7,158	0.0
39,235 (1)	Pendragon PLC	10,844	0.0
88,718	Pets at Home Group Plc	344,368	0.2
15,419	Polar Capital Holdings PLC	107,469	0.1
3,691	Rathbone Brothers PLC	97,466	0.1
83,113	Redrow PLC	544,831	0.3
2,983	Robert Walters PLC	23,256	0.0
116,029	Royal Mail PLC	497,335	0.2
59,742	Safestore Holdings PLC	939,848	0.4
11,748	Sanderson Design Group PLC	24,615	0.0
29,241	Savills PLC	393,368	0.2
307,613	Serco Group PLC	581,722	0.3
12,795	Serica Energy PLC	56,212	0.0
24,103	Severfield PLC	20,312	0.0
1,505	Solid State PLC	21,196	0.0
46,641	Speedy Hire PLC	30,266	0.0
136,536	Spirent Communications PLC	394,778	0.2
44,248	SThree PLC	203,979	0.1
5,460	Stolt-Nielsen Ltd.	99,079	0.1
32,300 (1)(2)	Sureserve Group PLC	35,539	0.0
48,118	Tate & Lyle PLC	467,688	0.2
24,103	Travis Perkins PLC	367,629	0.2
137,618	Tritax Big Box REIT Plc	420,102	0.2
151,019	Virgin Money UK PLC	327,650	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,875	Vp PLC	$22,752	0.0
3,585	YouGov PLC	56,575	0.0
		23,006,634	10.5
	United States: 0.4%
1,227 (1)	Civeo Corp.	31,902	0.0
15,100 (1)	Hamilton Thorne Ltd.	20,335	0.0
3,500 (1)	MeiraGTx Holdings plc	36,015	0.0
7,362 (1)	Nova Ltd.	725,967	0.3
19,288 (1)	Viemed Healthcare, Inc.	95,340	0.1
		909,559	0.4
	Total Common Stock
	(Cost $216,453,129)	211,699,530	96.3
EXCHANGE-TRADED FUNDS: 1.3%
61,936	Vanguard FTSE Developed Markets ETF	2,772,875	1.3
	Total Exchange-Traded Funds
	(Cost $2,956,640)	2,772,875	1.3
PREFERRED STOCK: 0.5%
	Brazil: 0.2%
32,700	Metalurgica Gerdau SA	75,533	0.0
181,700	Usinas Siderurgicas de Minas Gerais SA Usiminas	416,768	0.2
		492,301	0.2
	Germany: 0.3%
7,874	Draegerwerk AG & Co. KGaA	389,684	0.2
117	Einhell Germany AG	24,069	0.0
130	KSB SE & Co. KGaA	52,526	0.0
20,789	Schaeffler AG	111,643	0.1
116	STO AG	24,339	0.0
1,593	Villeroy & Boch AG	35,081	0.0
		637,342	0.3
	South Africa: 0.0%
776	Absa Bank Ltd.	43,732	0.0

	Sweden: 0.0%
12,677	NP3 Fastigheter AB	41,566	0.0
	Total Preferred Stock
	(Cost $1,271,627)	1,214,941	0.5
	Total Long-Term Investments
	(Cost $220,681,396)	215,687,346	98.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.6%
303,811 (5)	Citigroup, Inc., Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $303,818, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $309,887, due 05/03/22-02/15/52)	$303,811	0.1
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/29/22, 0.28%, due 05/02/22 (Repurchase Amount $1,000,023, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 06/30/22-04/01/52)	1,000,000	0.5
	Total Repurchase Agreements
	(Cost $1,303,811)	1,303,811	0.6
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
2,587,342	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
		(Cost $2,587,342)	$2,587,342	1.2
		Total Short-Term Investments
		(Cost $3,891,153)	3,891,153	1.8
		Total Investments in Securities (Cost $224,572,549)	$219,578,499	99.9
		Assets in Excess of Other Liabilities	212,464	0.1
		Net Assets	$219,790,963	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2022.

Sector Diversification	Percentage of Net Assets
Industrials	20.4%
Materials	12.9
Information Technology	11.9
Health Care	10.7
Consumer Discretionary	8.8
Real Estate	8.3
Financials	7.5
Sector Diversification	Percentage of Net Assets
Energy	7.4%
Communication Services	4.6
Consumer Staples	2.5
Utilities	1.8
Exchange-Traded Funds	1.3
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$173,480	$21,275,080	$—	$21,448,560
Austria	74,741	527,488	—	602,229
Belgium	56,006	230,073	—	286,079
Brazil	553,631	—	—	553,631
Canada	29,065,264	—	—	29,065,264
China	107,677	2,762,833	—	2,870,510
Denmark	77,286	3,384,682	—	3,461,968
Finland	388,421	1,336,279	—	1,724,700
France	1,119,592	14,374,757	—	15,494,349
Germany	215,354	13,928,220	—	14,143,574
Greece	46,997	181,219	—	228,216
Guernsey	—	373,260	—	373,260
Hong Kong	625,462	3,618,929	—	4,244,391
India	—	748,441	—	748,441
Indonesia	195,747	387,530	—	583,277
Ireland	812,523	760,420	–	1,572,943
Israel	3,851,697	2,405,307	—	6,257,004
Italy	143,588	2,849,565	—	2,993,153
Japan	452,183	34,969,961	—	35,422,144
Luxembourg	40,822	52,989	—	93,811
Malaysia	138,930	45,851	—	184,781
Malta	—	508	—	508
Mauritius	26,892	—	—	26,892
Netherlands	475,087	5,557,439	—	6,032,526
New Zealand	249,007	193,923	—	442,930
Norway	373,473	1,825,940	—	2,199,413
Philippines	66,212	—	—	66,212
Poland	28,765	643,039	—	671,804
Portugal	—	55,375	—	55,375
Qatar	38,908	—	—	38,908
Singapore	296,885	2,242,844	—	2,539,729
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
South Africa	$1,080,511	$211,858	$—	$1,292,369
South Korea	131,335	9,214,981	—	9,346,316
Spain	1,154,653	4,486,416	—	5,641,069
Sweden	200,473	5,321,006	—	5,521,479
Switzerland	209,509	7,883,712	—	8,093,221
Taiwan	—	2,503,151	—	2,503,151
Thailand	90,664	685,113	–	775,777
Ukraine	—	13,197	—	13,197
United Arab Emirates	32,948	137,228	—	170,176
United Kingdom	4,094,608	18,912,026	—	23,006,634
United States	909,559	—	—	909,559
Total Common Stock	47,598,890	164,100,640	—	211,699,530
Exchange-Traded Funds	2,772,875	—	—	2,772,875
Preferred Stock	612,628	602,313	—	1,214,941
Short-Term Investments	2,587,342	1,303,811	—	3,891,153
Total Investments, at fair value	$53,571,735	$166,006,764	$—	$219,578,499
Other Financial Instruments+
Forward Foreign Currency Contracts	—	13	—	13
Total Assets	$53,571,735	$166,006,777	$—	$219,578,512

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 298	JPY 38,210	Bank of America N.A.	05/02/22	$ 3
JPY 141,553	USD 1,081	Bank of America N.A.	05/06/22	10
				$13
Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13
Total Asset Derivatives		$13
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(3,988)
Total	$(3,988)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$13
Total	$13
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2022:
Bank of America N.A.
Assets:
Forward foreign currency contracts	$13
Total Assets	$13
Liabilities:
Forward foreign currency contracts	$—
Total Liabilities	$—
Net OTC derivative instruments by counterparty, at fair value	$13
Total cash collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$13

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $226,748,603.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$21,805,451
Gross Unrealized Depreciation	(28,725,480)
Net Unrealized Depreciation	$(6,920,029)
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, Voya Global Perspectives® Fund and Voya Multi-Manager International Small Cap Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Acadian Asset Management LLC, Victory Capital Management Inc., and Voya Investment Management Co. LLC (“Voya IM”), the respective sub-advisers to each Fund (the “Sub-Advisers”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 7-8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and a Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. In addition, the Board considered the investment performance of Voya Global Bond Fund and Voya Global High Dividend Low Volatility Fund compared to an additional performance peer group that is approved by the Funds’ IRC due to the investment structure or strategy of each Fund. With respect to Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark and, in the case of Voya Global Bond Fund and Voya Global High Dividend and Low Volatility Fund, a performance peer group. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Global Bond Fund
In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year and ten-year periods, the second quintile for the one-year and three-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account that the Fund outperformed its performance peer group average for all periods presented, with the exception of the year-to-date period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Global High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the fourth quintile for the five-year period, and the fifth quintile for the one-year, three-year, and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In addition, the Board took into account that the Fund underperformed its performance peer group average for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representations regarding the competitiveness of the Fund’s performance during recent periods; (2) the fact that performance prior to May 1, 2018, reflects a different investment strategy and portfolio management team; (3) the recent change in the Fund’s investment strategy and primary benchmark which may provide shareholders with stronger relative returns; and (4) management’s confidence in the ability of the Sub-Adviser to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Global Perspectives® Fund
In considering whether to approve the renewal of the Contracts for Voya Global Perspectives® Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year and five-year periods, the fourth quintile for the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

one-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the impact of asset allocation positioning on the Fund’s performance.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio.
Voya Multi-Manager International Small Cap Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods, and the second quintile for the year-to-date period; and
(2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167703         (0422-062222)

Semi-Annual Report
April 30, 2022
Classes A, C, I, P, P3, R, R6, and W
■
Voya International High Dividend Low Volatility Fund

■
Voya Multi-Manager Emerging Markets Equity Fund

■
Voya Multi-Manager International Equity Fund

■
Voya Multi-Manager International Factors Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

Inflation and Rising Interest Rates Pressure Financial Markets, but Fundamentals Look Solid
Dear Shareholder,
The early months of 2022 have brought remarkable shifts of the investment landscape and asset prices. Russia’s invasion of Ukraine has continued to disrupt energy markets, increasing the likelihood of recession in Europe and making it harder for policymakers to quell inflation, in our opinion. Fears that the U.S. Federal Reserve will have to raise interest rates aggressively have thrown a wet towel over the markets. U.S. equity markets have seen heavy outflows as investors gauge rate hikes to come. Compounding the pain, long-term interest rates have risen sharply, leading to losses across most fixed-income asset classes.
Despite continued volatility, we believe anxiety should give way to stability as inflation peaks and as investors gain greater clarity on the path of interest rates, which we believe could allow stock markets to find their footing. Meanwhile, U.S. corporate fundamentals seem generally healthy, in our view.
This still leaves the question of what to do here and now. Uncertainty can make it difficult to stick to your investment plan. We believe the best course is to stay focused on your long-term goals and don’t get distracted by short-term market fluctuations. Should your long-term goals change, discuss the situation with your financial advisor before making any changes to your investment portfolio. Regardless of events, we at Voya remain fully committed to serving our clients without disruption.
We appreciate your trust in Voya and we look forward to continuing our work with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 27, 2022
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

shareholder expense examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*
Voya International High Dividend Low Volatility Fund
Class A	$1,000.00	$940.10	0.90%	$4.33	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	940.40	0.65	3.13	1,000.00	1,021.57	0.65	3.26
Class P3	1,000.00	944.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R6	1,000.00	941.10	0.62	2.98	1,000.00	1,021.72	0.62	3.11
Voya Multi-Manager Emerging Markets Equity Fund
Class A	$1,000.00	$796.70	1.50%	$6.68	$1,000.00	$1,017.36	1.50%	$7.50
Class C	1,000.00	794.10	2.25	10.01	1,000.00	1,013.64	2.25	11.23
Class I	1,000.00	798.00	1.15	5.13	1,000.00	1,019.09	1.15	5.76
Class P	1,000.00	802.60	0.15	0.67	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	802.70	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	796.10	1.75	7.79	1,000.00	1,016.12	1.75	8.75
Class W	1,000.00	798.10	1.25	5.57	1,000.00	1,018.60	1.25	6.26
Voya Multi-Manager International Equity Fund
Class I	$1,000.00	$812.30	0.92%	$4.13	$1,000.00	$1,020.23	0.92%	$4.61
Class P	1,000.00	816.40	0.15	0.68	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	816.50	0.00	0.00	$1,000.00	1,024.79	0.00	0.00
2

shareholder expense examples (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*
Voya Multi-Manager International Factors Fund
Class I	$1,000.00	$904.80	0.73%	$3.45	$1,000.00	$1,021.17	0.73%	$3.66
Class P	1,000.00	907.80	0.15	0.71	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	908.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class W	1,000.00	905.60	0.73	3.45	1,000.00	1,021.17	0.73	3.66

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/ 365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
ASSETS:
Investments in securities at fair value+*	$10,470,662	$446,180,282	$443,283,929	$463,271,684
Short-term investments at fair value†	37,000	7,091,639	8,985,292	7,797,945
Cash	2,429	54,266	7,727,261	16,658
Cash collateral for futures contracts	—	143,150	—	152,680
Foreign currencies at value‡	1,757	2,544,233	369,930	822,428
Receivables:
Investment securities and currencies sold	—	1,238,159	3,568,036	23,786,816
Fund shares sold	12	120,382	140,315	152,427
Dividends	59,665	699,830	1,923,260	1,789,566
Foreign tax reclaims	16,267	3,389	1,350,592	1,016,205
Variation margin on futures contracts	—	8,816	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	2,730	12,882
Prepaid expenses	40,028	62,001	39,691	35,360
Reimbursement due from Investment Adviser	9,713	24,648	16,063	37,121
Other assets	159	11,261	15,801	12,328
Total assets	10,637,692	458,182,056	467,422,900	498,904,100
LIABILITIES:
Payable for investment securities and currencies purchased	—	1,272	5,544,224	23,759,118
Payable for fund shares redeemed	—	180,220	27,934	107,386
Payable upon receipt of securities loaned	—	1,048,283	—	4,855,053
Unrealized depreciation on forward foreign currency contracts	—	5,365	7,113	10,814
Variation margin payable on futures contracts	—	—	—	36,502
Payable for investment management fees	4,488	252,396	337,098	250,544
Payable for distribution and shareholder service fees	1,152	4,019	—	—
Payable to trustees under the deferred compensation plan (Note 6)	159	11,261	15,801	12,328
Payable for trustee fees	28	1,207	1,344	1,168
Payable for borrowings against line of credit	—	1,982,000	—	—
Payable for foreign capital gains tax	—	2,029,722	269,116	—
Other accrued expenses and liabilities	30,445	217,785	159,394	433,595
Total liabilities	36,272	5,733,530	6,362,024	29,466,508
NET ASSETS	$10,601,420	$452,448,526	$461,060,876	$469,437,592
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,098,574	$511,442,409	$472,340,877	$480,376,241
Total distributable loss	(497,154)	(58,993,883)	(11,280,001)	(10,938,649)
NET ASSETS	$10,601,420	$452,448,526	$461,060,876	$469,437,592
+ Including securities loaned at value	$—	$1,013,663	$—	$4,138,356
* Cost of investments in securities	$10,465,410	$492,597,711	$459,813,768	$474,268,067
† Cost of short-term investments	$37,000	$7,091,639	$8,985,292	$7,797,945
‡ Cost of foreign currencies	$1,744	$2,563,440	$370,621	$835,078
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited) (continued)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
Class A
Net assets	$5,443,536	$17,802,921	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$—	$—	n/a	n/a
Shares outstanding	572,246	1,851,823	n/a	n/a
Net asset value and redemption price per share	$9.51	$9.61	n/a	n/a
Maximum offering price per share (5.75%)(1)	$10.09	$10.20	n/a	n/a
Class C
Net assets	n/a	$203,927	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$—	n/a	n/a
Shares outstanding	n/a	21,112	n/a	n/a
Net asset value and redemption price per share	n/a	$9.66	n/a	n/a
Class I
Net assets	$5,145,585	$221,252,093	$441,059,139	$395,718,764
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	539,709	22,973,835	47,055,766	44,969,774
Net asset value and redemption price per share	$9.53	$9.63	$9.37	$8.80
Class P
Net assets	n/a	$148,760,182	$3,477	$3,580
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$—	$—	$—
Shares outstanding	n/a	14,866,057	359	397
Net asset value and redemption price per share	n/a	$10.01	$9.69	$9.02
Class P3
Net assets	$3,378	$14,016,789	$19,998,260	$20,949,840
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	340	1,377,298	2,036,951	2,299,389
Net asset value and redemption price per share	$9.93	$10.18	$9.82	$9.11
Class R
Net assets	n/a	$42,025	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$—	n/a	n/a
Shares outstanding	n/a	4,347	n/a	n/a
Net asset value and redemption price per share	n/a	$9.67	n/a	n/a
Class R6
Net assets	$8,921	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$—	n/a	n/a	n/a
Shares outstanding	936	n/a	n/a	n/a
Net asset value and redemption price per share	$9.53	n/a	n/a	n/a
Class W
Net assets	n/a	$50,370,589	n/a	$52,765,408
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$—	n/a	$—
Shares outstanding	n/a	5,244,083	n/a	5,998,026
Net asset value and redemption price per share	n/a	$9.61	n/a	$8.80

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended April 30, 2022 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$220,251	$10,163,114	$5,216,665	$7,257,912
Securities lending income, net	87	17,675	628	55,584
Total investment income	220,338	10,180,789	5,217,293	7,313,496
EXPENSES:
Investment management fees	27,414	2,404,277	2,267,262	1,506,100
Distribution and shareholder service fees:
Class A	6,959	26,505	—	—
Class C	—	1,308	—	—
Class R	—	119	—	—
Transfer agent fees:
Class A	1,087	24,111	—	—
Class C	—	298	—	—
Class I	3,233	10,456	1,151	2,631
Class P	—	310	19	19
Class P3	18	131	199	200
Class R	—	53	—	—
Class R6	46	—	—	—
Class W	—	66,246	—	55,288
Shareholder reporting expense	394	9,304	1,310	8,740
Registration fees	32,913	49,570	25,404	32,384
Professional fees	6,154	50,069	27,015	27,125
Custody and accounting expense	20,328	292,477	143,308	217,264
Trustee fees	138	6,037	6,724	5,841
Licensing fee (Note 7)	—	18,321	—	35,295
Miscellaneous expense	4,506	14,084	10,316	15,723
Interest expense	—	1,381	420	1,382
Total expenses	103,190	2,975,057	2,483,128	1,907,992
Waived and reimbursed fees	(60,490)	(983,877)	(106,934)	(283,884)
Brokerage commission recapture	—	—	(473)	—
Net expenses	42,700	1,991,180	2,375,721	1,624,108
Net investment income	177,638	8,189,609	2,841,572	5,689,388
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	127,020	(4,124,757)	9,356,519	4,215,438
Forward foreign currency contracts	—	127,817	420	49,580
Foreign currency related transactions	(491)	(375,748)	(132,131)	(194,335)
Futures	—	(344,587)	—	(99,916)
Net realized gain (loss)	126,529	(4,717,275)	9,224,808	3,970,767
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(968,454)	(111,245,581)	(119,676,553)	(55,633,431)
Forward foreign currency contracts	—	(19,440)	(4,383)	2,068
Foreign currency related transactions	(3,842)	(14,080)	(180,247)	(160,442)
Futures	—	(144,746)	—	(177,391)
Net change in unrealized appreciation (depreciation)	(972,296)	(111,423,847)	(119,861,183)	(55,969,196)
Net realized and unrealized loss	(845,767)	(116,141,122)	(110,636,375)	(51,998,429)
Decrease in net assets resulting from operations	$(668,129)	$(107,951,513)	$(107,794,803)	$(46,309,041)
* Foreign taxes withheld	$27,071	$555,986	$669,318	$914,653
^ Foreign capital gains taxes withheld	$—	$592,946	$69,997	$—
# Change in foreign capital gains taxes accrued	$—	$254,048	$69,997	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International High Dividend Low Volatility Fund		Voya Multi-Manager Emerging Markets Equity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$177,638	$303,231	$8,189,609	$5,438,065
Net realized gain (loss)	126,529	1,036,433	(4,717,275)	70,324,988
Net change in unrealized appreciation (depreciation)	(972,296)	1,057,236	(111,423,847)	(5,770,012)
Increase (decrease) in net assets resulting from operations	(668,129)	2,396,900	(107,951,513)	69,993,041
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(129,246)	(126,846)	(3,734,111)	(902,550)
Class C	—	—	(43,062)	(17,785)
Class I	(130,453)	(136,185)	(39,152,939)	(12,613,495)
Class P	—	—	(24,602,846)	(4,176,948)
Class P3	(65)	(85)	(1,858,199)	(583,065)
Class R	—	—	(7,825)	(758)
Class R6	(236)	(336)	—	—
Class W	—	—	(10,092,252)	(1,395,679)
Total distributions	(260,000)	(263,452)	(79,491,234)	(19,690,280)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	274,834	128,297	105,714,058	259,909,789
Reinvestment of distributions	260,000	263,452	79,323,388	19,649,260
	534,834	391,749	185,037,446	279,559,049
Cost of shares redeemed	(110,767)	(68,349)	(47,511,594)	(279,213,527)
Net increase in net assets resulting from capital share transactions	424,067	323,400	137,525,852	345,522
Net increase (decrease) in net assets	(504,062)	2,456,848	(49,916,895)	50,648,283
NET ASSETS:
Beginning of year or period	11,105,482	8,648,634	502,365,421	451,717,138
End of year or period	$10,601,420	$11,105,482	$452,448,526	$502,365,421
See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager International Equity Fund		Voya Multi-Manager International Factors Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$2,841,572	$5,316,570	$5,689,388	$9,563,549
Net realized gain	9,224,808	101,531,535	3,970,767	95,562,839
Net change in unrealized appreciation (depreciation)	(119,861,183)	57,658,353	(55,969,196)	17,769,879
Increase (decrease) in net assets resulting from operations	(107,794,803)	164,506,458	(46,309,041)	122,896,267
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(102,537,384)	(25,150,079)	(54,413,228)	(12,383,878)
Class P	(770)	(147)	(532)	(94)
Class P3	(3,295,556)	(1,221,661)	(2,477,704)	(673,192)
Class W	—	—	(8,986,569)	(969,663)
Total distributions	(105,833,710)	(26,371,887)	(65,878,033)	(14,026,827)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	72,912,827	117,913,087	90,285,639	135,374,247
Reinvestment of distributions	105,772,336	26,359,247	65,878,033	14,026,827
	178,685,163	144,272,334	156,163,672	149,401,074
Cost of shares redeemed	(73,465,166)	(286,853,527)	(50,595,229)	(229,120,046)
Net increase (decrease) in net assets resulting from capital share transactions	105,219,997	(142,581,193)	105,568,443	(79,718,972)
Net increase (decrease) in net assets	(108,408,516)	(4,446,622)	(6,618,631)	29,150,468
NET ASSETS:
Beginning of year or period	569,469,392	573,916,014	476,056,223	446,905,755
End of year or period	$461,060,876	$569,469,392	$469,437,592	$476,056,223
See Accompanying Notes to Financial Statements
8

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International High Dividend Low Volatility Fund
Class A
04-30-22+	10.35	0.16 •	(0.77)	(0.61)	0.23	—	—	0.23	—	9.51	(5.99)	1.96	0.90	0.90	3.12	5,444	38
10-31-21	8.31	0.28 •	2.00	2.28	0.24	—	—	0.24	—	10.35	27.49	1.95	0.90	0.90	2.74	5,620	71
10-31-20	9.75	0.18	(1.36)	(1.18)	0.26	—	—	0.26	—	8.31	(12.22)	1.97	0.90	0.90	2.06	4,351	59
10-31-19	10.10	0.30	0.39	0.69	0.31	0.73	—	1.04	—	9.75	7.72	1.73	0.89	0.89	3.18	4,860	60
10-31-18	11.73	0.32	(1.06)	(0.74)	0.58	0.31	—	0.89	—	10.10	(6.95)	1.72	0.85	0.85	2.85	4,470	129
12-06-16(4) - 10-31-17	10.00	0.24 •	1.51	1.75	0.02	—	—	0.02	—	11.73	17.49	2.20	0.85	0.85	2.41	4,847	35
Class I
04-30-22+	10.38	0.17 •	(0.77)	(0.60)	0.25	—	—	0.25	—	9.53	(5.96)	1.80	0.65	0.65	3.36	5,146	38
10-31-21	8.33	0.30 •	2.01	2.31	0.26	—	—	0.26	—	10.38	27.86	1.78	0.65	0.65	2.98	5,472	71
10-31-20	9.75	0.21	(1.35)	(1.14)	0.28	—	—	0.28	—	8.33	(11.78)	1.82	0.65	0.65	2.31	4,292	59
10-31-19	10.10	0.33 •	0.39	0.72	0.34	0.73	—	1.07	—	9.75	8.02	1.58	0.64	0.64	3.44	4,851	60
10-31-18	11.76	0.35	(1.07)	(0.72)	0.63	0.31	—	0.94	—	10.10	(6.80)	1.57	0.60	0.60	3.10	4,463	129
12-06-16(4) - 10-31-17	10.00	0.26 •	1.52	1.78	0.02	—	—	0.02	—	11.76	17.81	2.03	0.60	0.60	2.66	4,732	35
Class P3
04-30-22+	10.71	0.21 •	(0.80)	(0.59)	0.19	—	—	0.19	—	9.93	(5.59)	2.69	0.00	0.00	4.02	3	38
10-31-21	8.53	0.38 •	2.06	2.44	0.26	—	—	0.26	—	10.71	28.70	2.75	0.00*	0.00*	3.64	4	71
10-31-20	9.84	0.27	(1.37)	(1.10)	0.21	—	—	0.21	—	8.53	(11.27)	2.93	0.00	0.00	2.96	3	59
02-28-19(4) - 10-31-19	9.63	0.30 •	0.12	0.42	0.21	—	—	0.21	—	9.84	4.41	2.58	0.00*	0.00*	4.72	3	60
Class R6
04-30-22+	10.37	0.17 •	(0.77)	(0.60)	0.24	—	—	0.24	—	9.53	(5.89)	2.62	0.62	0.62	3.45	9	38
10-31-21	8.32	0.31 •	2.00	2.31	0.26	—	—	0.26	—	10.37	27.81	2.53	0.62	0.62	3.06	10	71
02-28-20(4) - 10-31-20	8.98	0.17 •	(0.65)	(0.48)	0.18	—	—	0.18	—	8.32	(5.31)	2.93	0.62	0.62	3.04	3	59
Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-22+	14.39	0.16 •	(2.70)	(2.54)	0.24	2.00	—	2.24	—	9.61	(20.33)	1.67	1.50	1.50	2.81	17,803	24
10-31-21	13.00	0.05 •	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
10-31-20	12.31	0.05	0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
10-31-19	10.64	0.07	1.66	1.73	0.06	—	—	0.06	—	12.31	16.36	1.76	1.57	1.57	0.58	22,672	71
10-31-18	13.17	0.09	(2.48)	(2.39)	0.14	—	—	0.14	—	10.64	(18.31)	1.77	1.57	1.57	0.60	21,470	53
10-31-17	10.00	0.07	3.16	3.25	0.08	—	—	0.08	—	13.17	32.77	1.80	1.59	1.59	0.56	29,254	51
See Accompanying Notes to Financial Statements
9

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Emerging Markets Equity Fund (continued)
Class C
04-30-22+	14.26	0.12 •	(2.70)	(2.58)	0.02	2.00	—	2.02	—	9.66	(20.59)	2.42	2.25	2.25	2.04	204	24
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
10-31-20	12.21	(0.06)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
10-31-19	10.56	(0.04)•	1.69	1.65	—	—	—	—	—	12.21	15.63	2.51	2.32	2.32	(0.31)	2,521	71
10-31-18	13.09	(0.02)	(2.45)	(2.47)	0.06	—	—	0.06	—	10.56	(18.97)	2.52	2.32	2.32	(0.18)	3,581	53
10-31-17	9.94	(0.03)•	3.18	3.15	0.00*	—	—	0.00*	—	13.09	31.74	2.55	2.34	2.34	(0.27)	4,419	51
Class I
04-30-22+	14.45	0.18 •	(2.70)	(2.52)	0.30	2.00	—	2.30	—	9.63	(20.20)	1.20	1.15	1.15	3.11	221,252	24
10-31-21	13.04	0.12 •	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
10-31-20	12.35	0.10	0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
10-31-19	10.68	0.12	1.66	1.78	0.11	—	—	0.11	—	12.35	16.79	1.30	1.22	1.22	1.01	315,161	71
10-31-18	13.22	0.14 •	(2.49)	(2.35)	0.19	—	—	0.19	—	10.68	(18.06)	1.32	1.22	1.22	1.11	269,739	53
10-31-17	10.04	0.11	3.18	3.29	0.11	—	—	0.11	—	13.22	33.22	1.33	1.24	1.24	0.96	215,037	51
Class P
04-30-22+	14.85	0.24 •	(2.78)	(2.54)	0.30	2.00	—	2.30	—	10.01	(19.74)	1.19	0.15	0.15	4.07	148,760	24
10-31-21	13.26	0.26 •	1.90	2.16	0.13	0.44	—	0.57	—	14.85	16.37	1.18	0.15	0.15	1.67	156,796	59
10-31-20	12.44	0.24 •	0.86	1.10	0.21	0.07	—	0.28	—	13.26	8.93	1.18	0.15	0.15	1.87	94,157	60
02-28-19(4) - 10-31-19	12.00	0.18 •	0.26	0.44	—	—	—	—	—	12.44	6.05	1.96	0.15	0.15	2.27	3	71
Class P3
04-30-22+	15.06	0.25 •	(2.83)	(2.58)	0.30	2.00	—	2.30	—	10.18	(19.73)	1.19	0.00*	0.00*	4.18	14,017	24
10-31-21	13.42	0.28 •	1.93	2.21	0.13	0.44	—	0.57	—	15.06	16.55	1.18	0.00*	0.00*	1.82	10,671	59
10-31-20	12.56	0.22 •	0.93	1.15	0.22	0.07	—	0.29	—	13.42	9.18	1.18	0.00*	0.00*	1.79	13,464	60
10-31-19	10.73	0.29 •	1.65	1.94	0.11	—	—	0.11	—	12.56	18.22	1.30	0.00*	0.00*	2.46	9,275	71
06-01-18(4) - 10-31-18	12.95	0.15 •	(2.37)	(2.22)	—	—	—	—	—	10.73	(17.14)	1.31	0.00*	0.00*	2.98	3,456	53
Class R
04-30-22+	14.44	0.15 •	(2.71)	(2.56)	0.21	2.00	—	2.21	—	9.67	(20.39)	1.92	1.75	1.75	2.53	42	24
10-31-21	12.99	0.02 •	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
10-31-20	12.32	0.00* •	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
10-31-19	10.66	0.04	1.66	1.70	0.04	—	—	0.04	—	12.32	16.05	2.01	1.82	1.82	0.44	139	71
10-31-18	13.20	0.04	(2.46)	(2.42)	0.12	—	—	0.12	—	10.66	(18.51)	2.02	1.82	1.82	0.39	101	53
10-31-17	10.03	0.04	3.19	3.23	0.06	—	—	0.06	—	13.20	32.44	2.05	1.84	1.84	0.34	103	51
Class W
04-30-22+	14.41	0.17 •	(2.69)	(2.52)	0.28	2.00	—	2.28	—	9.61	(20.19)	1.42	1.25	1.25	3.02	50,371	24
10-31-21	13.00	0.10 •	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
10-31-20	12.33	0.08 •	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
10-31-19	10.66	0.10	1.67	1.77	0.10	—	—	0.10	—	12.33	16.70	1.51	1.32	1.32	0.83	61,726	71
10-31-18	13.19	0.10	(2.46)	(2.36)	0.17	—	—	0.17	—	10.66	(18.10)	1.52	1.32	1.32	0.86	57,026	53
10-31-17	10.02	0.10	3.17	3.27	0.10	—	—	0.10	—	13.19	33.06	1.55	1.34	1.34	0.85	65,369	51
See Accompanying Notes to Financial Statements
10

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Equity Fund
Class I
04-30-22+	14.24	0.06 •	(2.30)	(2.24)	0.20	2.43	—	2.63	—	9.37	(18.77)	0.93	0.92	0.92	1.03	441,059	35
10-31-21	11.35	0.12 •	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49
10-31-20	11.47	0.10	0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71
10-31-19	10.98	0.18	0.89	1.07	0.18	0.40	—	0.58	—	11.47	10.53	0.96	0.96	0.96	1.69	592,938	51
10-31-18	12.32	0.16	(1.22)	(1.06)	0.21	0.07	—	0.28	—	10.98	(8.83)	0.97	0.97	0.97	1.36	492,439	45
10-31-17	10.29	0.17	2.05	2.22	0.19	—	—	0.19	—	12.32	21.93	0.98	0.96	0.96	1.42	514,422	143
Class P
04-30-22+	14.58	0.10 •	(2.35)	(2.25)	0.21	2.43	—	2.64	—	9.69	(18.36)	1.91	0.15	0.15	1.80	3	35
10-31-21	11.51	0.24 •	3.35	3.59	0.10	0.42	—	0.52	—	14.58	31.70	2.00	0.15	0.15	1.70	4	49
10-31-20	11.53	0.18	0.02	0.20	0.22	—	—	0.22	—	11.51	1.67	2.13	0.15	0.15	1.63	3	71
02-28-19(4) - 10-31-19	11.00	0.23 •	0.30	0.53	—	—	—	—	—	11.53	6.07	2.12	0.15	0.15	3.03	3	51
Class P3
04-30-22+	14.73	0.12 •	(2.40)	(2.28)	0.20	2.43	—	2.63	—	9.82	(18.35)	0.93	0.00*	0.00*	2.14	19,998	35
10-31-21	11.62	0.24 •	3.41	3.65	0.12	0.42	—	0.54	—	14.73	31.92	0.96	0.00*	0.00*	1.71	15,448	49
10-31-20	11.63	0.20 •	0.02	0.22	0.23	—	—	0.23	—	11.62	1.84	0.92	0.00*	0.00*	1.79	24,584	71
10-31-19	11.03	0.30 •	0.88	1.18	0.18	0.40	—	0.58	—	11.63	11.52	0.96	0.00*	0.00*	2.74	14,658	51
06-01-18(4) - 10-31-18	12.35	0.09 •	(1.41)	(1.32)	—	—	—	—	—	11.03	(10.69)	0.97	0.00*	0.00*	1.85	5,078	45
Voya Multi-Manager International Factors Fund
Class I
04-30-22+	11.30	0.12 •	(1.06)	(0.94)	0.46	1.10	—	1.56	—	8.80	(9.52)	0.80	0.73	0.73	2.43	395,719	39
10-31-21	8.99	0.21 •	2.39	2.60	0.29	—	—	0.29	—	11.30	29.27	0.77	0.74	0.74	1.98	394,315	106
10-31-20	9.64	0.19	(0.53)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.76	0.74	0.74	1.97	396,906	89
10-31-19	9.57	0.26 •	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.81	0.75	0.75	2.76	403,512	58
10-31-18	11.06	0.24	(1.08)	(0.84)	0.33	0.32	—	0.65	—	9.57	(8.02)	0.84	0.75	0.75	2.31	326,126	55
10-31-17	9.07	0.20	1.93	2.13	0.14	—	—	0.14	—	11.06	23.83	0.86	0.79	0.79	1.95	331,871	213
Class P
04-30-22+	11.50	0.15 •	(1.08)	(0.93)	0.45	1.10	—	1.55	—	9.02	(9.22)	1.80	0.15	0.15	2.98	4	39
10-31-21	9.10	0.29 •	2.39	2.68	0.28	—	—	0.28	—	11.50	29.88	1.82	0.15	0.15	2.64	4	106
10-31-20	9.68	0.23	(0.51)	(0.28)	0.30	—	—	0.30	—	9.10	(3.07)	2.00	0.15	0.15	2.52	3	89
02-28-19(4) - 10-31-19	9.00	0.23 •	0.45	0.68	—	—	—	—	—	9.68	4.42	2.14	0.15	0.15	3.66	3	58
Class P3
04-30-22+	11.60	0.16 •	(1.09)	(0.93)	0.46	1.10	—	1.56	—	9.11	(9.15)	0.80	0.00*	0.00*	3.32	20,950	39
10-31-21	9.17	0.27 •	2.45	2.72	0.29	—	—	0.29	—	11.60	30.02	0.77	0.00*	0.00*	2.47	15,088	106
10-31-20	9.75	0.25 •	(0.52)	(0.27)	0.31	—	—	0.31	—	9.17	(2.98)	0.76	0.00*	0.00*	2.73	19,226	89
10-31-19	9.60	0.33 •	0.47	0.80	0.26	0.39	—	0.65	—	9.75	9.11	0.81	0.00*	0.00*	3.51	13,902	58
06-01-18(4) - 10-31-18	10.66	0.10 •	(1.16)	(1.06)	—	—	—	—	—	9.60	(9.94)	0.84	0.00*	0.00*	2.27	5,242	55
See Accompanying Notes to Financial Statements
11

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Factors Fund (continued)
Class W
04-30-22+	11.29	0.11 •	(1.04)	(0.93)	0.46	1.10	—	1.56	—	8.80	(9.44)	0.98	0.73	0.73	2.35	52,765	39
10-31-21	8.99	0.24 •	2.35	2.59	0.29	—	—	0.29	—	11.29	29.15	0.95	0.74	0.74	2.21	66,649	106
10-31-20	9.64	0.17 •	(0.51)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.94	0.74	0.74	1.87	30,770	89
10-31-19	9.57	0.26	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.99	0.75	0.75	2.77	60,559	58
10-31-18	11.05	0.24	(1.07)	(0.83)	0.33	0.32	—	0.65	—	9.57	(7.93)	0.96	0.75	0.75	2.29	56,210	55
10-31-17	9.07	0.20	1.92	2.12	0.14	—	—	0.14	—	11.05	23.71	0.97	0.79	0.79	2.16	63,135	213

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya International High Dividend Low Volatility Fund (“International High Dividend Low Volatility”), Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”), Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”) and Voya Multi-Manager International Factors Fund (“Multi-Manager International Factors”). Each Fund is a diversified series of the Trust.
Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares 10 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware
limited liability company, serves as the sub-adviser to International High Dividend Low Volatility. Voya IM also serves as one of the multiple sub-advisers for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of April 30, 2022, the maximum amount of loss that Multi-Manager International Equity and Multi-Manager International Factors would incur if the counterparty to their derivative transactions failed to perform would be $2,730 and $12,882, respectively, on open forward foreign currency contracts. No cash collateral was pledged by any counterparty to the Funds as of April 30, 2022.
The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds Master Agreements.
Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors had a liability position of $5,365, $7,113 and $10,814, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2022, the Funds could have been required to pay those amounts in cash to their counterparties. The Funds did not post any cash collateral as of April 30, 2022.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2022, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below.
	Buy	Sell
Multi-Manager Emerging Markets Equity	$—	$568,054
Multi-Manager International Equity	—	620,484
Multi-Manager International Factors	1,556,714	1,536,030
Please refer to the tables within the Portfolios of Investments for open forward foreign currency contracts at April 30, 2022.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2022, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2022, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had an average notional value on futures contracts purchased as disclosed below.
Purchased
Multi-Manager Emerging Markets Equity	$2,073,603
Multi-Manager International Factors	2,834,980
Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors for open futures contracts at April 30, 2022.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually (except for International High Dividend Low Volatility, which pay dividends, if any, quarterly). The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
International High Dividend Low Volatility	$4,464,070	$4,156,488
Multi-Manager Emerging Markets Equity	177,871,535	111,058,642
Multi-Manager International Equity	181,057,698	185,727,385
Multi-Manager International Factors	224,771,788	180,921,309
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
International High Dividend Low Volatility	0.50%
Multi-Manager Emerging Markets Equity(1)	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity(1)(2)	0.85%
Multi-Manager International Factors(1)(2)	0.65%

(1)
The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Multi-Manager Emerging Markets Equity, Multi-Manager International Equity, and Multi-Manager International Factors through March 1, 2023. These waivers are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Multi-Manager International Factors and 0.007% of the management fee for Multi-Manager International Equity. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
International High Dividend Low Volatility	Voya IM*
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Van Eck Associates Corporation and Voya IM*
Multi-Manager International Equity	Baillie Gifford Overseas Limited, Polaris Capital Management, LLC and Wellington Management Company LLP
Multi-Manager International Factors	PanAgora Asset Management, Inc. and Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in

19

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
	Class A	Class C	Class R
International High Dividend Low Volatility	0.25%	N/A	N/A
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2022, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
International High Dividend Low Volatility	$105	$—
Multi-Manager Emerging Markets Equity	167	—
Contingent Deferred Sales Charges:
Multi-Manager Emerging Markets Equity	$—	$7
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Multi-Manager International Equity	5.98%
	Multi-Manager International Factors	9.65
Voya Investment Management Co. LLC	International High Dividend Low Volatility	94.31
Voya Investment Trust Co.	Multi-Manager Emerging Markets Equity	32.09
Voya Solution 2025 Portfolio	Multi-Manager International Equity	5.52
	Multi-Manager International Factors	10.01
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	6.51
	Multi-Manager International Equity	12.46
	Multi-Manager International Factors	13.84
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	6.10
	Multi-Manager International Equity	12.64
	Multi-Manager International Factors	11.82
Voya Solution Moderately Aggressive Portfolio	Multi-Manager International Equity	7.77
	Multi-Manager International Factors	5.62
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

20

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2022, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
International High Dividend Low Volatility	$—
Multi-Manager Emerging Markets Equity	332
Multi-Manager International Equity	—
Multi-Manager International Factors	—
NOTE 7 — LICENSING FEE
Multi-Manager Emerging Markets Equity and Multi-Manager International Factors pay an annual licensing fee to FTSE International Limited.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
International High Dividend Low Volatility	0.90%	N/A	0.65%	N/A	0.00%	N/A	0.62%	N/A
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	0.15%	0.00%	1.85%	N/A	1.35%
Multi-Manager International Equity	N/A	N/A	0.97%	0.15%	0.00%	N/A	N/A	N/A
Multi-Manager International Factors	N/A	N/A	0.75%	0.15%	0.00%	N/A	N/A	0.75%
Pursuant to side letter agreements, through March 1, 2023, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Fund	Class A	Class C	Class I	Class R	Class W
Multi-Manager Emerging Markets Equity	1.50%	2.25%	1.15%	1.75%	1.25%
Multi-Manager International Factors(1)	N/A	N/A	0.73%	N/A	0.73%

(1)
Effective January 1, 2022, the Board approved a new non-recoupable side letter agreement.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waivers for certain Funds, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of April 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	April 30,
	2023	2024	2025	Total
International High Dividend Low Volatility	$86,332	$108,286	$114,506	$309,124
Multi-Manager Emerging Markets Equity	190,437	336,556	239,026	766,019
Multi-Manager International Equity	136,605	260,114	147,750	544,469
Multi-Manager International Factors	237,719	192,568	170,024	600,311
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2022, are as follows:
	April 30,
	2023	2024	2025	Total
International High Dividend Low Volatility
Class I	$4,456	$4,046	$4,442	$12,944
Class R6	5	67	94	166
Multi-Manager Emerging Markets Equity
Class A	23,195	29,061	28,668	80,924
Class C	2,097	846	471	3,414
Class I	—	26,185	21,206	47,391
Class P	10	—	—	10
Class R	138	46	50	234
Class W	54,871	51,702	75,285	181,858
Multi-Manager International Equity
Class P	35	38	38	111
Multi-Manager International Factors
Class P	37	37	26	100
Class W	94,187	72,262	82,193	248,642

21

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

For Multi-Manager International Factors, the amounts subject to possible recoupment listed in the tables above were waived or reimbursed prior to January 1, 2022, which was the effective date of the non-recoupable side letter agreement.
The Expense Limitation Agreements are contractual through March 1, 2023 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended April 30, 2022:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager Emerging Markets Equity(1)	7	$4,704,143	1.51%
Multi-Manager International Equity	1	9,579,000	1.58
Multi-Manager International Factors	3	1,276,333	1.37

(1)
At April 30, 2022, Multi-Manager Emerging Markets Equity had an outstanding balance of $1,982,000.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International High Dividend Low Volatility
Class A
4/30/2022	26,894	—	12,690	(10,188)	—	29,396	272,720	—	129,246	(104,001)	—	297,965
10/31/2021	10,163	—	12,483	(3,424)	—	19,222	103,004	—	126,846	(34,686)	—	195,164
Class I
4/30/2022	—	—	12,776	(441)	—	12,335	—	—	130,453	(4,612)	—	125,841
10/31/2021	1,018	—	13,392	(2,447)	—	11,963	10,000	—	136,185	(22,908)	—	123,277
Class P3
4/30/2022	—	—	6	—	—	6	—	—	65	—	—	65
10/31/2021	—	—	8	—	—	8	—	—	85	—	—	85
Class R6
4/30/2022	204	—	23	(214)	—	13	2,114	—	236	(2,154)	—	196
10/31/2021	1,602	—	33	(1,054)	—	581	15,293	—	336	(10,755)	—	4,874
Multi-Manager Emerging Markets Equity
Class A
4/30/2022	39,490	—	307,100	(174,639)	—	171,951	481,069	—	3,568,502	(2,029,383)	—	2,020,188
10/31/2021	135,167	—	60,472	(273,398)	—	(77,759)	2,075,713	—	861,733	(4,069,853)	—	(1,132,407)
Class C
4/30/2022	515	—	3,672	(17,216)	—	(13,029)	6,264	—	43,002	(232,530)	—	(183,264)
10/31/2021	1,217	—	1,249	(10,360)	—	(7,894)	18,385	—	17,747	(151,121)	—	(114,989)
Class I
4/30/2022	4,822,505	—	3,366,399	(2,177,291)	—	6,011,613	52,458,003	—	39,151,216	(22,594,012)	—	69,015,207
10/31/2021	8,415,186	—	884,533	(14,390,436)	—	(5,090,717)	126,867,305	—	12,613,440	(214,864,771)	—	(75,384,026)
Class P
4/30/2022	3,119,758	—	2,043,426	(854,780)	—	4,308,404	36,089,522	—	24,602,846	(10,291,045)	—	50,401,323
10/31/2021	5,370,094	—	287,471	(2,199,802)	—	3,457,763	82,039,523	—	4,176,948	(34,302,019)	—	51,914,452
Class P3
4/30/2022	864,935	—	151,814	(348,142)	—	668,607	10,314,633	—	1,858,199	(4,130,035)	—	8,042,797
10/31/2021	570,280	—	39,637	(904,736)	—	(294,819)	8,872,156	—	583,065	(14,439,286)	—	(4,984,065)
22

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Multi-Manager Emerging Markets Equity (continued)
Class R
4/30/2022	246	—	669	(66)	—	849	2,800	—	7,825	(744)	—	9,881
10/31/2021	2,532	—	53	(773)	—	1,812	39,048	—	758	(11,916)	—	27,890
Class W
4/30/2022	576,897	—	869,982	(721,674)	—	725,205	6,361,767	—	10,091,798	(8,233,845)	—	8,219,720
10/31/2021	2,634,838	—	98,072	(764,498)	—	1,968,412	39,997,659	—	1,395,569	(11,374,561)	—	30,018,667
Multi-Manager International Equity
Class I
4/30/2022	4,769,504	—	9,149,644	(5,775,318)	—	8,143,830	51,356,814	—	102,476,010	(60,358,855)	—	93,473,969
10/31/2021	7,322,057	—	1,936,629	(18,725,600)	—	(9,466,914)	101,766,361	—	25,137,439	(253,520,020)	—	(126,616,220)
Class P
4/30/2022	—	—	67	—	—	67	—	—	770	—	—	770
10/31/2021	—	—	11	—	—	11	—	—	147	—	—	147
Class P3
4/30/2022	1,881,787	—	281,912	(1,175,728)	—	987,971	21,556,013	—	3,295,556	(13,106,311)	—	11,745,258
10/31/2021	1,140,241	—	91,785	(2,298,325)	—	(1,066,299)	16,146,726	—	1,221,661	(33,333,507)	—	(15,965,120)
Multi-Manager International Factors
Class I
4/30/2022	7,061,972	—	5,650,387	(2,651,751)	—	10,060,608	65,950,784	—	54,413,228	(25,729,211)	—	94,634,801
10/31/2021	7,514,164	—	1,231,002	(17,965,910)	—	(9,220,744)	80,913,427	—	12,383,878	(190,364,498)	—	(97,067,193)
Class P
4/30/2022	—	—	54	—	—	54	—	—	532	—	—	532
10/31/2021	—	—	9	—	—	9	—	—	94	—	—	94
Class P3
4/30/2022	2,227,005	—	249,266	(1,477,699)	—	998,572	22,259,749	—	2,477,704	(14,662,377)	—	10,075,076
10/31/2021	1,577,753	—	65,549	(2,440,144)	—	(796,842)	17,486,975	—	673,192	(27,355,041)	—	(9,194,874)
Class W
4/30/2022	214,004	—	933,185	(1,051,228)	—	95,961	2,075,106	—	8,986,569	(10,203,641)	—	858,034
10/31/2021	3,436,208	—	96,388	(1,052,081)	—	2,480,515	36,973,845	—	969,663	(11,400,507)	—	26,543,001
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

23

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2022:
Multi-Manager Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,144	$(1,144)	$—
Goldman Sachs & Co. LLC	81,458	(81,458)	—
HSBC Bank PLC	523,096	(523,096)	—
J.P. Morgan Securities LLC	115,442	(115,442)	—
Morgan Stanley & Co. LLC	290,004	(290,004)	—
RBC Capital Markets, LLC	2,519	(2,519)	—
Total	$1,013,663	$(1,013,663)	$—

(1)
Cash collateral with a fair value of $1,048,283 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Factors
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$236,479	$(236,479)	$—
Citigroup Global Markets Limited	149,355	(149,355)	—
HSBC Bank PLC	45,636	(45,636)	—
Merrill Lynch International	3,255,131	(3,255,131)	—
State Street Bank and Trust Company	211,736	(211,736)	—
UBS AG	240,019	(240,019)	—
Total	$4,138,356	$(4,138,356)	$—

(1)
Cash collateral with a fair value of $4,855,053 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), capital loss carryforwards and wash sale deferrals.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2021		Year Ended October 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
International High Dividend Low Volatility	$263,452	$—	$272,471	$—
Multi-Manager Emerging Markets Equity	5,869,931	13,820,349	6,871,470	2,179,596
Multi-Manager International Equity	5,912,603	20,459,284	12,105,487	—
Multi-Manager International Factors	14,026,827	—	15,041,892	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2021 were:
				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration	Other	Total Distributable Earnings/(Loss)
International High Dividend Low Volatility	$106,312	$—	$901,974	$(62,373)	Short-term	None	$(16,773)	$430,975
				(498,165)	Long-term	None
				$(560,538)
Multi-Manager Emerging Markets Equity	20,016,720	53,706,086	56,985,523	—	—	—	(2,259,465)	128,448,864
Multi-Manager International Equity	50,844,335	54,692,799	97,550,451	—	—	—	(739,073)	202,348,512
Multi-Manager International Factors	30,871,732	33,535,838	37,281,558	—	—	—	(440,703)	101,248,425
24

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The
Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant

25

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

26

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.1%
	Australia: 9.2%
1,040	ASX Ltd.	$62,878	0.6
27,149	Aurizon Holdings Ltd.	76,672	0.7
5,101	Australia & New Zealand Banking Group Ltd.	97,068	0.9
1,936	BHP Group Ltd. Australian	64,692	0.6
8,024	Brambles Ltd.	59,252	0.6
4,939	Coles Group Ltd.	64,941	0.6
282	CSL Ltd.	53,820	0.5
19,135	GPT Group	68,022	0.7
25,350	Medibank Pvt Ltd.	56,965	0.5
2,572	Rio Tinto Ltd.	203,455	1.9
6,608	Suncorp Group Ltd.	53,055	0.5
864	Wesfarmers Ltd.	29,897	0.3
3,904	Woodside Petroleum Ltd.	84,936	0.8
		975,653	9.2
	Austria: 0.4%
744	OMV AG	38,032	0.4

	Belgium: 0.7%
206	Elia Group SA/NV	32,791	0.3
440	Groupe Bruxelles Lambert S.A.	41,519	0.4
		74,310	0.7
	China: 0.7%
21,500	BOC Hong Kong Holdings Ltd.	77,827	0.7

	Denmark: 2.6%
25	AP Moller - Maersk A/ S - Class B	72,356	0.7
305	Chr Hansen Holding A/S	23,762	0.2
114	Coloplast A/S	15,359	0.2
195	DSV A/S	31,971	0.3
979	Novozymes A/S	68,246	0.6
2,618	Tryg A/S	62,248	0.6
		273,942	2.6
	Finland: 2.2%
679	Elisa OYJ	39,804	0.4
971	Kone Oyj	46,684	0.4
10,230	Nordea Bank Abp	101,994	1.0
1,146	Orion Oyj	44,949	0.4
		233,431	2.2
	France: 8.0%
688	Air Liquide SA	119,030	1.1
459 (1)	Amundi SA	27,600	0.3
737	BNP Paribas	38,215	0.4
1,031	Bouygues SA	35,449	0.3
749	Bureau Veritas SA	21,516	0.2
618	Cie Generale des Etablissements Michelin SCA	76,546	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
6,867	Credit Agricole SA	$74,151	0.7
1,128	Dassault Systemes SE	49,885	0.5
127	Ipsen SA	13,165	0.1
379 (1)	La Francaise des Jeux SAEM	14,152	0.1
552	Legrand S.A.	48,915	0.5
8,255	Orange SA	98,279	0.9
1,715	Sanofi	181,267	1.7
76	Schneider Electric SE	10,904	0.1
218	SEB SA	26,179	0.3
214	TotalEnergies SE	10,508	0.1
		845,761	8.0
	Germany: 7.5%
878	Bayerische Motoren Werke AG	71,703	0.7
1,409 (1)	Covestro AG	60,665	0.6
390	Deutsche Boerse AG	67,897	0.6
2,252	Deutsche Post AG	96,211	0.9
4,439	Deutsche Telekom AG	81,772	0.8
971	E.ON AG	10,105	0.1
2,403	Evonik Industries AG	62,854	0.6
681	GEA Group AG	26,509	0.2
283	Hannover Rueck SE	43,987	0.4
306	LEG Immobilien SE	31,375	0.3
1,363	Mercedes-Benz Group AG	95,139	0.9
177	Muenchener Rueckversicherungs- Gesellschaft AG	42,151	0.4
422	Symrise AG	50,216	0.5
17,293	Telefonica Deutschland Holding AG	52,009	0.5
		792,593	7.5
	Hong Kong: 4.3%
3,000	CK Infrastructure Holdings Ltd.	20,170	0.2
8,500	CLP Holdings Ltd.	82,946	0.8
11,000	HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	10,864	0.1
25,000	HKT Trust & HKT Ltd. - Stapled Security	35,873	0.3
6,800	Hongkong Land Holdings Ltd. - HKHGF	31,722	0.3
800	Jardine Matheson Holdings Ltd.	42,504	0.4
10,000	Link REIT	86,378	0.8
8,500	Power Assets Holdings Ltd.	57,248	0.6
6,000	Sun Hung Kai Properties Ltd.	69,103	0.7
6,600	Swire Properties Ltd.	15,817	0.1
		452,625	4.3

See Accompanying Notes to Financial Statements
27

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland: 1.1%
912	CRH PLC	$36,047	0.3
558	DCC PLC	42,279	0.4
959	Smurfit Kappa PLC	40,523	0.4
		118,849	1.1
	Israel: 1.9%
7,424	Bank Hapoalim BM	68,829	0.7
8,094	Bank Leumi Le-Israel BM	84,945	0.8
1,200	Mizrahi Tefahot Bank Ltd.	44,388	0.4
		198,162	1.9
	Italy: 2.5%
2,089	ENI S.p.A.	29,202	0.3
3,805	FinecoBank Banca Fineco SpA	52,895	0.5
5,520 (1)	Poste Italiane SpA	54,091	0.5
764	Recordati Industria Chimica e Farmaceutica SpA	36,816	0.3
2,671	Snam SpA	14,649	0.1
10,195	Terna - Rete Elettrica Nazionale	83,152	0.8
		270,805	2.5
	Japan: 22.4%
2,500	Ajinomoto Co., Inc.	64,954	0.6
2,200	Bridgestone Corp.	80,638	0.8
900	Brother Industries Ltd.	15,642	0.2
2,000	Capcom Co., Ltd.	52,774	0.5
1,500	Dai Nippon Printing Co., Ltd.	31,347	0.3
1,200	Daiwa House Industry Co., Ltd.	28,848	0.3
20,400	ENEOS Holdings, Inc.	71,780	0.7
3,600 (2)	Hitachi Metals Ltd.	56,177	0.5
2,600	Idemitsu Kosan Co., Ltd.	68,523	0.7
7,400	Japan Post Bank Co. Ltd.	55,828	0.5
400	KDDI Corp.	13,246	0.1
1,100	Lawson, Inc.	40,458	0.4
1,700	Mitsubishi Chemical Holdings Corp.	10,366	0.1
1,300	Mitsubishi Corp.	43,648	0.4
11,400	Mitsubishi HC Capital, Inc.	51,294	0.5
25,400	Mitsubishi UFJ Financial Group, Inc.	147,660	1.4
7,800	Mizuho Financial Group, Inc.	94,713	0.9
2,600	MS&AD Insurance Group Holdings, Inc.	77,395	0.7
100	Nintendo Co., Ltd.	45,639	0.4
3,600	Nippon Telegraph & Telephone Corp.	106,090	1.0
800	Nippon Yusen KK	57,715	0.5
500	Nitto Denko Corp.	33,561	0.3
900	Nomura Real Estate Holdings, Inc.	21,929	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
800	Osaka Gas Co., Ltd.	$14,419	0.1
1,300	Otsuka Holdings Co. Ltd.	43,683	0.4
1,600	Santen Pharmaceutical Co., Ltd.	13,016	0.1
1,000	Secom Co., Ltd.	70,354	0.7
3,400	Sekisui House Ltd.	59,051	0.6
2,700	SG Holdings Co. Ltd.	47,581	0.5
8,600	SoftBank Corp.	100,086	0.9
500	Sohgo Security Services Co., Ltd.	13,889	0.1
1,900	Sompo Holdings, Inc.	77,349	0.7
1,800	Subaru Corp.	27,314	0.3
4,200	Sumitomo Chemical Co., Ltd.	17,859	0.2
4,900	Sumitomo Corp.	77,536	0.7
800	Sumitomo Metal Mining Co., Ltd.	35,085	0.3
3,600	Sumitomo Mitsui Financial Group, Inc.	108,770	1.0
2,300	Sumitomo Mitsui Trust Holdings, Inc.	71,386	0.7
4,100	Takeda Pharmaceutical Co., Ltd.	118,968	1.1
1,500	Tokio Marine Holdings, Inc.	81,103	0.8
600	Toyo Suisan Kaisha Ltd.	18,526	0.2
1,100	Trend Micro, Inc.	61,333	0.6
2,500	Yamato Holdings Co., Ltd.	46,780	0.4
		2,374,313	22.4
	Netherlands: 2.7%
3,215	Koninklijke Ahold Delhaize NV	94,830	0.9
1,546	NN Group NV	75,726	0.7
1,067	Randstad NV	56,422	0.6
547	Wolters Kluwer NV	55,237	0.5
		282,215	2.7
	New Zealand: 0.3%
9,795	Spark New Zealand Ltd.	30,978	0.3

	Norway: 0.2%
528	Yara International ASA	26,848	0.2

	Portugal: 1.2%
5,710	Galp Energia SGPS SA	69,500	0.7
2,731	Jeronimo Martins SGPS SA	56,851	0.5
		126,351	1.2
	Singapore: 0.3%
3,700	Oversea-Chinese Banking Corp., Ltd.	32,851	0.3

See Accompanying Notes to Financial Statements
28

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 3.0%
2,992	Enagas	$64,695	0.6
3,264	Endesa S.A.	68,405	0.6
1,377	Iberdrola S.A. - IBEE	15,823	0.2
3,604	Red Electrica Corp. SA	72,564	0.7
6,558	Repsol SA	97,832	0.9
		319,319	3.0
	Sweden: 0.6%
1,467	Lundin Energy AB	60,654	0.6

	Switzerland: 7.7%
1,211	ABB Ltd.	36,333	0.4
76	Geberit AG - Reg	43,341	0.4
1,488	Holcim AG	72,757	0.7
267	Nestle SA	34,468	0.3
3,280	Novartis AG	289,851	2.7
151	Roche Holding AG-GENUSSCHEIN	55,993	0.5
155	Sika AG	47,346	0.5
144	Swisscom AG	85,147	0.8
327	Zurich Insurance Group AG	148,873	1.4
		814,109	7.7
	United Kingdom: 17.6%
14,831	Abrdn PLC	34,825	0.3
3,249 (1)	Auto Trader Group PLC	25,642	0.2
10,319	BAE Systems PLC	95,313	0.9
29,303	BP PLC	141,469	1.3
4,345	British American Tobacco PLC	182,109	1.7
206	Ferguson PLC	25,843	0.2
9,523	GlaxoSmithKline PLC	214,673	2.0
1,338	Hikma Pharmaceuticals PLC	31,430	0.3
36,301	HSBC Holdings PLC	226,850	2.1
4,323	Imperial Brands PLC	89,986	0.9
19,359	J Sainsbury Plc	56,485	0.5
23,451	M&G PLC	62,261	0.6
8,685	National Grid PLC	129,033	1.2
13,759	Natwest Group PLC	36,912	0.3
1,099	Reckitt Benckiser Group PLC	85,706	0.8
1,663	Relx PLC (GBP Exchange)	49,542	0.5
6,542	Sage Group PLC/The	60,033	0.6
823	Schroders PLC	29,052	0.3
4,171	Segro PLC	69,831	0.7
289	Severn Trent PLC	11,358	0.1
2,838	Tesco PLC	9,642	0.1
915	Unilever PLC	42,469	0.4
123	Unilever PLC - ULVRL	5,718	0.1
5,081	United Utilities Group PLC	73,016	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
53,582	Vodafone Group PLC	$81,121	0.8
		1,870,319	17.6
	Total Common Stock
	(Cost $10,242,125)	10,289,947	97.1
EXCHANGE-TRADED FUNDS: 0.9%
2,059	iShares MSCI EAFE Value Index ETF	98,019	0.9
	Total Exchange-Traded Funds
	(Cost $102,651)	98,019	0.9
PREFERRED STOCK: 0.8%
	Germany: 0.8%
299	Fuchs Petrolub SE	9,431	0.1
1,141	Henkel AG & Co. KGaA	73,265	0.7
	Total Preferred Stock (Cost $120,634)	82,696	0.8
	Total Long-Term Investments (Cost $10,465,410)	10,470,662	98.8
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
37,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $37,000)	37,000	0.3
	Total Short-Term Investments (Cost $37,000)	37,000	0.3
	Total Investments in Securities (Cost $10,502,410)	$10,507,662	99.1
	Assets in Excess of Other Liabilities	93,758	0.9
	Net Assets	$10,601,420	100.0

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Non-income producing security.

(3)
Rate shown is the 7-day yield as of April 30, 2022.

See Accompanying Notes to Financial Statements
29

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	24.2%
Industrials	12.9
Health Care	10.5
Materials	9.8
Consumer Staples	8.7
Communication Services	8.0
Utilities	7.2
Energy	6.3
Consumer Discretionary	4.5
Sector Diversification	Percentage of Net Assets
Real Estate	4.0
Information Technology	1.8
Exchange-Traded Funds	0.9
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$975,653	$—	$975,653
Austria	—	38,032	—	38,032
Belgium	—	74,310	—	74,310
China	—	77,827	—	77,827
Denmark	—	273,942	—	273,942
Finland	—	233,431	—	233,431
France	—	845,761	—	845,761
Germany	—	792,593	—	792,593
Hong Kong	146,489	306,136	—	452,625
Ireland	—	118,849	—	118,849
Israel	—	198,162	—	198,162
Italy	—	270,805	—	270,805
Japan	—	2,374,313	—	2,374,313
Netherlands	—	282,215	—	282,215
New Zealand	—	30,978	—	30,978
Norway	—	26,848	—	26,848
Portugal	—	126,351	—	126,351
Singapore	—	32,851	—	32,851
Spain	—	319,319	—	319,319
Sweden	—	60,654	—	60,654
Switzerland	—	814,109	—	814,109
United Kingdom	—	1,870,319	—	1,870,319
Total Common Stock	146,489	10,143,458	—	10,289,947
Exchange-Traded Funds	98,019	—	—	98,019
Preferred Stock	—	82,696	—	82,696
Short-Term Investments	37,000	—	—	37,000
Total Investments, at fair value	$281,508	$10,226,154	$—	$10,507,662

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
30

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $10,575,223.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$623,693
Gross Unrealized Depreciation	(694,015)
Net Unrealized Appreciation	$(70,322)
See Accompanying Notes to Financial Statements
31

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Argentina: 1.1%
54,979	Arcos Dorados Holdings, Inc.	$398,598	0.1
35,390 (1)	Cresud SACIF y A ADR	277,811	0.1
34,601 (1)	IRSA Inversiones y Representaciones SA ADR	156,396	0.0
6,781 (1)	IRSA Propiedades Comerciales SA ADR	16,003	0.0
4,255 (1)	MercadoLibre, Inc.	4,142,796	0.9
		4,991,604	1.1
	Australia: 0.2%
14,388	BHP Group Ltd. ADR	963,708	0.2

	Brazil: 6.7%
314,301	Americanas SA	1,526,384	0.3
123,533	B3 SA - Brasil Bolsa Balcao	332,323	0.1
491,954	Banco Bradesco SA ADR	1,771,034	0.4
76,444	Banco Santander Brasil S.A. ADR	486,948	0.1
75,029	BB Seguridade Participacoes SA	383,192	0.1
194,691 (1)(2)	BRF SA ADR	545,135	0.1
429,700 (1)	Clear Sale SA	449,347	0.1
82,730	EDP - Energias do Brasil S.A.	355,923	0.1
46,531	Energisa SA - Unit	451,385	0.1
105,074	Equatorial Energia SA	545,991	0.1
235,000	Fleury SA	687,800	0.1
11,357 (2)	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	15,673	0.0
238,700 (1)	Infracommerce CXAAS SA	344,245	0.1
361,332	Itau Unibanco Holding SA ADR	1,730,780	0.4
115,803	JBS SA	887,738	0.2
1,226,400	JSL SA	1,805,882	0.4
489,400 (1)(3)	Locaweb Servicos de Internet SA	714,706	0.2
56,889	Marfrig Global Foods SA	216,673	0.0
715,000	Movida Participacoes SA	2,613,305	0.6
86,443	Petroleo Brasileiro SA ADR	1,173,032	0.3
63,241	Petroleo Brasileiro SA	430,437	0.1
191,300 (3)	Rede D’Or Sao Luiz SA	1,429,734	0.3
49,824	Rumo SA	166,989	0.0
100,012	Sendas Distribuidora SA	309,911	0.1
80,595	Telefonica Brasil SA-VIV ADR	854,307	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Brazil (continued)
50,201	Telefonica Brasil SA-VIVT3	$532,985	0.1
342,804	TIM SA/Brazil	938,838	0.2
50,273	Transmissora Alianca de Energia Eletrica SA	450,367	0.1
148,464	Vale SA ADR	2,507,557	0.6
41,495	Vale SA	705,355	0.2
1,356,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,763,048	0.8
75,804 (1)	Vasta Platform Ltd.	402,519	0.1
64,530	Vibra Energia SA	275,796	0.1
298,100 (1)	Westwing Comercio Varejista Ltd.a	159,181	0.0
6,048 (1)	XP, Inc.	148,841	0.0
		30,113,361	6.7
	Chile: 0.6%
180,271	Cencosud SA	288,557	0.1
31,958	Sociedad Quimica y Minera de Chile SA ADR	2,358,500	0.5
		2,647,057	0.6
	China: 21.5%
374,200 (1)	Alibaba Group Holding Ltd.	4,564,375	1.0
15,356 (1)	Alibaba Group Holding Ltd. BABA ADR	1,490,914	0.3
1,142,750 (3)	A-Living Smart City Services Co. Ltd - H Shares	1,807,341	0.4
73,500	Anhui Conch Cement Co., Ltd. - H Shares	399,402	0.1
69,600	Anta Sports Products Ltd.	799,878	0.2
16,789 (1)	Baidu, Inc. ADR	2,084,690	0.5
13,500 (1)	Baidu, Inc.	215,240	0.0
3,511 (1)	BeiGene Ltd. ADR	561,760	0.1
142,500	Beijing Enterprises Holdings Ltd.	481,742	0.1
256,000 (1)(4)	Brilliance China Automotive Holdings Ltd.	117,120	0.0
3,723,000 (3)	CGN Power Co. Ltd. - H Shares	1,046,177	0.2
488,000	China Coal Energy Co. - H Shares	410,831	0.1
888,000	China Communications Services Corp., Ltd. - H Shares	404,431	0.1
273,500 (1)	China Conch Environment Protection Holdings Ltd.	234,220	0.1
273,500	China Conch Venture Holdings Ltd.	710,217	0.1

See Accompanying Notes to Financial Statements
32

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,237,000	China Education Group Holdings Ltd.	$2,758,693	0.6
504,000 (3)	China Feihe Ltd.	479,187	0.1
180,000	China Life Insurance Co., Ltd. - H Shares	261,571	0.1
202,000	China Longyuan Power Group Corp. Ltd. - H Shares	389,620	0.1
155,690	China Merchants Port Holdings Co. Ltd.	271,803	0.1
244,000	China National Building Material Co., Ltd. - H Shares	324,718	0.1
256,000	China Overseas Land & Investment Ltd.	790,856	0.2
1,389,650	China Petroleum & Chemical Corp. - H Shares	680,195	0.1
808,000	China Power International Development Ltd. - H Shares	390,681	0.1
1,246,000	China Railway Group Ltd. - H Shares	872,652	0.2
332,000	China Resources Cement Holdings Ltd. - H Shares	275,473	0.1
66,000	China Resources Gas Group Ltd.	247,988	0.0
58,000	China Resources Land Ltd.	259,040	0.1
288,000	China Resources Power Holdings Co.	541,535	0.1
215,500	China Shenhua Energy Co., Ltd. - H Shares	688,492	0.1
366,000	CITIC Ltd.	378,631	0.1
206,600 (1)	COSCO Shipping Holdings Co., Ltd. - H Shares	321,421	0.1
370,800	CSPC Pharmaceutical Group Ltd.	379,086	0.1
23,000 (1)	DiDi Global, Inc. ADR	43,240	0.0
30,800	ENN Energy Holdings Ltd.	412,568	0.1
1,467,000	Fu Shou Yuan International Group Ltd.	1,013,100	0.2
65,000	Ganfeng Lithium Co. Ltd. - A Shares	1,078,003	0.2
272,600 (1)	GDS Holdings Ltd.	1,094,954	0.2
188,000	GoerTek, Inc. - A Shares	989,181	0.2
278,000	Guangzhou Automobile Group Co. Ltd. - H Shares	235,715	0.0
152,500	Hengan International Group Co., Ltd.	720,689	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
788,000	Huadian Power International Co. - H Shares	$273,471	0.1
584,000	Huaneng Power International, Inc. - H Shares	293,369	0.1
288,500 (1)	Inner Mongolia Yitai Coal Co. - A Shares	386,856	0.1
21,823 (1)	iQIYI, Inc. ADR	77,690	0.0
84,187 (1)	JD.com, Inc. ADR	5,190,970	1.2
26,141 (1)	JD.com, Inc. - Class A	815,039	0.2
158,500	Kingboard Holdings Ltd.	713,586	0.2
1,874,000	Kunlun Energy Co. Ltd.	1,555,208	0.3
25,800	Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	7,143,444	1.6
72,100	Lao Feng Xiang Co. Ltd.	231,764	0.0
58,500	Li Ning Co. Ltd.	455,959	0.1
23,100 (1)(3)	Meituan Class B	494,950	0.1
90,250	NetEase, Inc.	1,728,764	0.4
847,000	Peoples Insurance Co. Group of China Ltd. - H Shares	269,815	0.1
6,986,000	PetroChina Co., Ltd. - H Shares	3,316,212	0.7
168,600 (3)	Pharmaron Beijing Co. Ltd. - H Shares	2,118,030	0.5
612,000	PICC Property & Casualty Co., Ltd. - H Shares	625,965	0.1
880,871	Ping An Bank Co. Ltd. - A Shares	2,036,294	0.4
143,500	Ping An Insurance Group Co. of China Ltd. - H Shares	907,023	0.2
186,884	Qingdao TGOOD Electric Co. Ltd. - A Shares	389,486	0.1
141,199 (1)	Shandong Head Co. Ltd. - A Shares	932,316	0.2
298,135	Shanghai Baosight Software Co. Ltd. - A Shares	2,136,122	0.5
101,300 (1)	Shanghai Baosight Software Co., Ltd. - Class B	371,684	0.1
128,926	Shenzhen Inovance Technology Co. Ltd. - A Shares	1,117,405	0.2
60,900	Shenzhou International Group Holdings Ltd.	826,350	0.2
914,000	Shougang Fushan Resources Group Ltd.	341,535	0.1

See Accompanying Notes to Financial Statements
33

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
37,952 (1)	Sohu.com Ltd. ADR	$587,497	0.1
113,927	Sungrow Power Supply Co. Ltd. - A Shares	1,077,690	0.2
221,200	Tencent Holdings Ltd.	10,424,025	2.3
414,000	Tingyi Cayman Islands Holding Corp.	755,617	0.2
1,018,000 (3)	Topsports International Holdings Ltd. - H Shares	778,618	0.2
23,689 (1)	Trip.com Group Ltd. ADR	560,245	0.1
206,000	Tsingtao Brewery Co., Ltd. - H Shares	1,667,809	0.4
934,600	Uni-President China Holdings Ltd.	818,992	0.2
26,415 (1)	Weibo Corp. ADR	611,243	0.1
2,500 (1)	Weibo Corp.	58,235	0.0
278,600	Wuliangye Yibin Co. Ltd. - A Shares	6,808,701	1.5
245,500 (1)(3)	Wuxi Biologics Cayman, Inc.	1,811,990	0.4
58,300	Wuxi Shangji Automation Co. Ltd. - A Shares	1,069,437	0.2
231,927	Yifeng Pharmacy Chain Co. Ltd. - A Shares	1,288,587	0.3
30,650	Yum China Holdings, Inc.	1,268,764	0.3
204,500 (1)	Zai Lab Ltd.	833,319	0.2
72,000	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	889,261	0.2
4,000 (1)(2)	Zhihu, Inc. ADR	6,200	0.0
		97,292,967	21.5
	Czech Republic: 0.2%
20,479	CEZ AS	877,845	0.2

	Egypt: 0.7%
4,203,268 (1)	Cleopatra Hospital	1,247,181	0.3
692,227	Commercial International Bank Egypt SAE	1,671,338	0.4
243,076	Egypt Kuwait Holding Co SAE	312,603	0.0
523,372 (1)	Fawry for Banking & Payment Technology Services SAE	131,134	0.0
		3,362,256	0.7
	Georgia: 0.4%
114,572	Bank of Georgia Group PLC	1,769,162	0.4

	Germany: 0.3%
41,900 (1)(3)	Delivery Hero SE	1,472,913	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece: 0.3%
46,939	Hellenic Telecommunications Organization SA	$903,017	0.2
16,823	Mytilineos SA	311,527	0.1
		1,214,544	0.3
	Hungary: 0.7%
178,608	MOL Hungarian Oil & Gas PLC	1,514,439	0.3
40,900 (1)	OTP Bank Nyrt	1,220,024	0.3
18,808	Richter Gedeon Nyrt	375,259	0.1
		3,109,722	0.7
	India: 15.5%
15,190	ACC Ltd.	459,499	0.1
91,667	Ambuja Cements Ltd.	443,536	0.1
11,976	Asian Paints Ltd.	504,815	0.1
37,209	Aurobindo Pharma Ltd.	304,243	0.1
152,084	Bharat Electronics Ltd.	470,704	0.1
7,635	Britannia Industries Ltd.	325,845	0.1
227,000	Cholamandalam Investment and Finance Co. Ltd.	2,173,999	0.5
44,592	Cipla Ltd.	569,132	0.1
363,499	Coal India Ltd.	861,960	0.2
26,633	Coromandel International Ltd.	310,198	0.1
7,448	Divis Laboratories Ltd.	435,991	0.1
6,862	Dr Reddys Laboratories Ltd.	369,567	0.1
216,800	GAIL India Ltd.	448,196	0.1
22,959	Grasim Industries Ltd.	504,494	0.1
165,743	HCL Technologies Ltd.	2,321,486	0.5
351,974	HDFC Bank Ltd.	6,310,132	1.4
39,700	HDFC Bank Ltd. ADR	2,191,837	0.5
10,973	Hero Motocorp Ltd.	356,452	0.1
81,550	Hindalco Industries Ltd.	507,709	0.1
74,713	Hindustan Petroleum Corp. Ltd.	262,587	0.0
227,073	Indian Oil Corp. Ltd.	370,440	0.1
153,696	Infosys Ltd.	3,114,987	0.7
88,748	ITC Ltd.	299,118	0.1
67,137	JSW Steel Ltd.	631,891	0.1
3,678 (3)	Larsen & Toubro Infotech Ltd.	230,235	0.0
16,390	Larsen & Toubro Ltd.	360,212	0.1
56,259	Marico Ltd.	382,379	0.1
3,515	Maruti Suzuki India Ltd.	352,049	0.1
4,720	MindTree Ltd.	215,984	0.0
17,614	Mphasis Ltd.	646,802	0.1

See Accompanying Notes to Financial Statements
34

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
1,454	Nestle India Ltd.	$346,671	0.1
178,346	NMDC Ltd.	369,989	0.1
500,756	NTPC Ltd.	1,016,388	0.2
102,000 (1)	Oberoi Realty Ltd.	1,270,701	0.3
214,833	Oil & Natural Gas Corp., Ltd.	445,221	0.1
157,420	Oil India Ltd.	464,835	0.1
6,326	Oracle Financial Services Software Ltd.	292,858	0.1
516	Page Industries Ltd.	305,977	0.1
9,238	Persistent Systems Ltd.	517,763	0.1
113,640	Petronet LNG Ltd.	301,221	0.1
97,465	Phoenix Mills Ltd.	1,375,579	0.3
8,928	Pidilite Industries Ltd.	282,213	0.0
247,307	Power Grid Corp. of India Ltd.	732,859	0.1
647,738	Reliance Industries Ltd.	23,469,139	5.2
57,000 (1)	ReNew Energy Global PLC	454,860	0.1
11,529	SRF Ltd.	374,952	0.1
45,182	Sun Pharmaceutical Industries Ltd.	546,159	0.1
61,173	Tata Consultancy Services Ltd.	2,819,362	0.6
111,365	Tata Consumer Products Ltd.	1,193,276	0.3
3,424	Tata Elxsi Ltd.	342,938	0.1
135,470	Tata Power Co. Ltd.	424,456	0.1
108,559	Tata Steel Ltd.	1,782,447	0.4
79,211	Tech Mahindra Ltd.	1,293,685	0.3
9,194	Titan Co., Ltd.	293,367	0.1
3,279	Ultratech Cement Ltd.	282,399	0.1
50,729	UPL Ltd.	541,635	0.1
131,245	Vedanta Ltd.	690,389	0.1
22,638	Voltas Ltd.	371,018	0.1
80,133	Wipro Ltd.	526,505	0.1
40,287	Zee Entertainment Enterprises Ltd.	129,347	0.0
		69,994,688	15.5
	Indonesia: 2.8%
3,118,800	Adaro Energy Indonesia Tbk PT	712,568	0.2
8,008,200	Astra International Tbk PT	4,181,414	0.9
13,380,000	Bank BTPN Syariah Tbk PT	3,177,052	0.7
4,904,500	Bank Central Asia Tbk PT	2,750,795	0.6
3,503,300	Telkom Indonesia Persero Tbk PT	1,116,455	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
322,800	United Tractors Tbk PT	$674,123	0.2
		12,612,407	2.8
	Kazakhstan: 0.5%
38,280	Kaspi.KZ JSC GDR	2,488,200	0.5

	Kuwait: 0.5%
131,084	Agility Public Warehousing Co. KSC	531,844	0.1
110,186	Humansoft Holding Co. KSC	1,208,674	0.2
180,921	Mobile Telecommunications Co. KSCP	402,282	0.1
89,045	National Bank of Kuwait SAKP	305,188	0.1
		2,447,988	0.5
	Malaysia: 0.8%
386,600	Axiata Group Bhd	311,695	0.1
217,500	CIMB Group Holdings Bhd	259,252	0.0
418,200	Digi.Com BHD	365,666	0.1
380,900	Petronas Chemicals Group Bhd	894,177	0.2
82,500	Petronas Gas BHD	321,371	0.1
175,600	Press Metal Aluminium Holdings Bhd	240,733	0.0
1,006,200	Sime Darby Bhd	537,828	0.1
231,900	Sime Darby Plantation Bhd	278,226	0.1
267,000	Tenaga Nasional BHD	554,423	0.1
399,787 (1)	UEM Sunrise Bhd	30,990	0.0
		3,794,361	0.8
	Mexico: 4.8%
736,015	Alfa SA de CV	495,570	0.1
60,681	America Movil SAB de CV-AMX ADR	1,179,032	0.3
1,121,092	America Movil SAB de CV-AMXL	1,093,266	0.2
72,779	Arca Continental SAB de CV	462,463	0.1
181,199	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	979,163	0.2
678,146 (1)	Cemex SA de CV - Unit	299,419	0.1
121,327 (1)	Cemex SAB de CV ADR	533,839	0.1
18,555	Coca-Cola Femsa SA de CV ADR	1,013,103	0.2

See Accompanying Notes to Financial Statements
35

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
106,899	Coca-Cola Femsa SAB de CV - Unit	$583,409	0.1
97,643	El Puerto de Liverpool SAB de CV	494,663	0.1
17,653	Fomento Economico Mexicano SAB de CV ADR	1,319,385	0.3
89,951	Fomento Economico Mexicano SAB de CV - Unit	672,787	0.1
29,038	Gruma SAB de CV	345,840	0.1
41,426	Grupo Aeroportuario del C	288,712	0.1
44,032	Grupo Aeroportuario del Pacifico SA de CV	678,351	0.1
25,086	Grupo Aeroportuario del Sureste SA de CV	547,045	0.1
296,817	Grupo Bimbo SAB de CV	913,876	0.2
152,132	Grupo Comercial Chedraui, S.A. de C.V.	383,340	0.1
190,822	Grupo Financiero Banorte	1,257,715	0.3
144,025 (1)	Grupo Financiero Inbursa SA	244,694	0.1
97,309	Grupo Mexico SA de CV Series B	455,824	0.1
152,702	Grupo Televisa S.A. - Unit	283,531	0.1
185,524	Grupo Televisa SAB ADR	1,712,386	0.4
184,687	Orbia Advance Corp. SAB de CV	444,013	0.1
208,007	Prologis Property Mexico SA de CV	558,586	0.1
32,045	Promotora y Operadora de Infraestructura SAB de CV	234,749	0.0
234,100	Qualitas Controladora SAB de CV	1,261,902	0.3
440,000	Regional SAB de CV	2,655,762	0.6
112,983	Wal-Mart de Mexico SAB de CV	400,464	0.1
		21,792,889	4.8
	Netherlands: 0.9%
84,997	Prosus NV	4,099,301	0.9

	Peru: 0.2%
85,591	Cia de Minas Buenaventura SAA ADR	807,979	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Philippines: 1.6%
8,168,000 (1)	Bloomberry Resorts Corp.	$941,945	0.2
5,145	Globe Telecom, Inc.	223,680	0.0
1,178,420	International Container Terminal Services, Inc.	4,838,583	1.1
48,420	Manila Electric Co.	325,951	0.1
19,835	PLDT, Inc.	705,775	0.2
		7,035,934	1.6
	Poland: 0.2%
149,300 (1)	InPost SA	915,342	0.2

	Qatar: 0.4%
137,282	Industries Qatar QSC	707,988	0.1
444,396	Mesaieed Petrochemical Holding Co.	314,328	0.1
409,008	Qatar Aluminum Manufacturing Co.	269,546	0.1
118,906	Qatar Fuel QSC	598,489	0.1
		1,890,351	0.4
	Romania: 0.1%
5,369,021	OMV Petrom SA	546,346	0.1

	Russia: —%
164,710 (4)	Alrosa PJSC	—	—
951,000 (3)(4)	Detsky Mir PJSC	—	—
342,800 (4)	Fix Price Group Ltd. GDR	—	—
478,420 (4)	Gazprom PJSC ADR	—	—
80,301 (4)	Gazprom PJSC	—	—
22,051 (4)	Lukoil PJSC ADR	—	—
3,417 (4)	Lukoil PJSC	—	—
14,210 (4)	Magnit OJSC	—	—
271,070 (4)	Magnitogorsk Iron & Steel Works PJSC	—	—
1,179 (4)	MMC Norilsk Nickel OJSC	—	—
91,474 (4)	Mobile Telesystems OJSC	—	—
83,570 (4)	Novolipetsk Steel PJSC	—	—
4,078 (4)	PhosAgro PJSC	—	—
453,015 (4)	Rosneft Oil Co. PJSC GDR	—	—
70,760 (4)(5)	Sberbank of Russia PJSC	—	—
251,395 (4)(5)	Sberbank PAO ADR	—	—
16,184 (4)	Severstal PAO	—	—
34,543 (4)	Tatneft PJSC	—	—
18,262 (1)(4)	VK Co. Ltd. GDR	—	—
59,681 (1)(4)	Yandex NV	—	—
		—	—

See Accompanying Notes to Financial Statements
36

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia: 1.2%
18,941	Advanced Petrochemical Co.	$336,964	0.1
21,248	Bupa Arabia for Cooperative Insurance Co.	937,946	0.2
8,604	Dr Sulaiman Al Habib Medical Services Group Co.	456,677	0.1
39,356	Etihad Etisalat Co.	453,809	0.1
12,177	Jarir Marketing Co.	621,827	0.1
7,866	Mouwasat Medical Services Co.	502,514	0.1
25,197	SABIC Agri-Nutrients Co.	1,085,451	0.2
37,204	Saudi Electricity Co.	266,614	0.1
12,086	Saudi Telecom Co.	371,651	0.1
22,593	Yanbu National Petrochemical Co.	365,172	0.1
		5,398,625	1.2
	Singapore: 0.2%
812,800 (1)	Yangzijiang Financial Holding Pte Ltd.	320,312	0.1
781,000	Yangzijiang Shipbuilding Holdings Ltd.	509,543	0.1
		829,855	0.2
	South Africa: 3.0%
18,269	African Rainbow Minerals Ltd.	302,958	0.1
26,868	Aspen Pharmacare Holdings Ltd.	289,445	0.1
74,912	AVI Ltd.	326,212	0.1
46,692	Barloworld Ltd.	339,003	0.1
27,589	Bid Corp. Ltd.	577,373	0.1
67,934	Bidvest Group Ltd.	931,280	0.2
36,051	Clicks Group Ltd.	709,538	0.1
23,652 (1)	Distell Group Holdings Ltd.	259,262	0.0
32,189	Exxaro Resources Ltd.	459,987	0.1
7,908	Kumba Iron Ore Ltd.	262,534	0.1
246,112	Life Healthcare Group Holdings Ltd.	335,370	0.1
20,221	Mr Price Group Ltd.	275,392	0.1
57,245	MTN Group Ltd.	607,140	0.1
48,694	MultiChoice Group	398,679	0.1
1,577	Naspers Ltd.	159,050	0.0
62,305 (1)	PSG Group Ltd.	376,454	0.1
95,035	Rand Merchant Investment Holdings Ltd.	162,539	0.0
54,882	Reinet Investments SCA	1,115,537	0.2
30,571	Remgro Ltd.	275,676	0.1
79,145	Shoprite Holdings Ltd.	1,143,173	0.3
30,445	Spar Group Ltd.	318,995	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
760,204	Transaction Capital Ltd.	$2,431,401	0.5
83,374	Truworths International Ltd.	296,910	0.1
60,060	Vodacom Group Pty Ltd.	577,991	0.1
170,373	Woolworths Holdings Ltd./South Africa	637,799	0.1
		13,569,698	3.0
	South Korea: 10.3%
5,064	Coway Co. Ltd.	283,635	0.1
31,800 (1)	Doosan Fuel Cell Co. Ltd.	863,994	0.2
7,992	GS Holdings Corp.	276,073	0.1
9,430	Hana Financial Group, Inc.	350,105	0.1
9,720	Hyundai Engineering & Construction Co. Ltd.	338,138	0.1
1,931	Hyundai Mobis Co. Ltd.	314,149	0.1
8,489	KB Financial Group, Inc.	394,943	0.1
1,015	KCC Corp.	270,613	0.0
7,221	Kia Corp.	473,628	0.1
25,029 (1)	Korea Electric Power Corp.	456,742	0.1
1,344	Korea Zinc Co., Ltd.	613,587	0.1
11,503	KT&G Corp.	755,389	0.2
7,815	LG Chem Ltd.	3,200,753	0.7
4,314	LG Corp.	249,127	0.0
3,172	LG Electronics, Inc.	287,279	0.1
3,333	LG Innotek Co. Ltd.	904,370	0.2
145,741	LG Uplus Corp.	1,610,029	0.3
1,079	Lotte Confectionery Co. Ltd.	106,472	0.0
4,963	Lotte Corp.	133,893	0.0
10,500	NAVER Corp.	2,338,970	0.5
5,465	POSCO Holdings, Inc.	1,247,806	0.3
2,940	Samsung Electro-Mechanics Co. Ltd.	380,540	0.1
218,047	Samsung Electronics Co., Ltd. 005930	11,620,505	2.6
12,039	Samsung Life Insurance Co. Ltd.	618,896	0.1
12,578	Shinhan Financial Group Co., Ltd.	417,899	0.1
114,312	SK Hynix, Inc.	10,016,946	2.2
77,485 (1)	SK Square Co. Ltd.	3,200,504	0.7
58,387 (2)	SK Telecom Co. Ltd. ADR	1,460,843	0.3
72,456	SK Telecom Co., Ltd.	3,268,359	0.7
29,928	Woori Financial Group, Inc.	346,729	0.1
		46,800,916	10.3

See Accompanying Notes to Financial Statements
37

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: 15.4%
927,000	Acer, Inc.	$860,030	0.2
41,794	Advantech Co. Ltd.	519,527	0.1
286,000	ASE Technology Holding Co. Ltd	912,444	0.2
254,000	Asia Cement Corp.	412,758	0.1
41,000	Asustek Computer, Inc.	493,161	0.1
1,690,000	AU Optronics Corp.	965,309	0.2
79,000	Catcher Technology Co., Ltd.	386,570	0.1
145,000	Cathay Financial Holding Co., Ltd.	304,872	0.1
59,278	Chailease Holding Co. Ltd.	471,071	0.1
187,000	Chicony Electronics Co. Ltd.	520,163	0.1
609,000	China Development Financial Holding Corp.	367,253	0.1
1,850,000	China Steel Corp.	2,241,033	0.5
171,500	Chroma ATE, Inc.	953,366	0.2
140,000	Chunghwa Telecom Co., Ltd.	620,616	0.1
266,000	Compal Electronics, Inc.	199,601	0.0
384,000	CTBC Financial Holding Co. Ltd.	377,710	0.1
60,000	Delta Electronics, Inc.	500,855	0.1
78,000	E Ink Holdings, Inc.	445,951	0.1
18,000	Eclat Textile Co. Ltd.	295,353	0.1
418,000	Far Eastern New Century Corp.	423,732	0.1
105,000	Far EasTone Telecommunications Co., Ltd.	295,024	0.1
1,097,000 (1)(3)	FIT Hon Teng Ltd.	139,647	0.0
153,000	Formosa Chemicals & Fibre Co.	412,054	0.1
141,000	Formosa Plastics Corp.	501,261	0.1
112,000	Foxconn Technology Co., Ltd.	221,928	0.0
118,000	Fubon Financial Holding Co., Ltd.	296,288	0.1
28,000	Giant Manufacturing Co., Ltd.	234,094	0.0
239,000	HON HAI Precision Industry Co., Ltd.	818,833	0.2
1,137,000	Innolux Corp.	517,750	0.1
418,000	Lite-On Technology Corp.	915,840	0.2
487,000	MediaTek, Inc.	13,425,615	3.0
100,000	Micro-Star International Co., Ltd.	403,809	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
227,000	Nan Ya Plastics Corp.	$663,199	0.1
64,000	Novatek Microelectronics Corp., Ltd.	846,629	0.2
10,000	Parade Technologies Ltd.	475,566	0.1
137,000	Powertech Technology, Inc.	430,464	0.1
122,407	Poya International Co. Ltd.	1,301,545	0.3
351,000	Quanta Computer, Inc.	988,594	0.2
48,000	Realtek Semiconductor Corp.	651,337	0.1
146,000	Ruentex Development Co. Ltd.	382,122	0.1
95,000	Synnex Technology International Corp.	247,256	0.1
414,679	Taiwan Cement Corp.	643,737	0.1
119,000	Taiwan Fertilizer Co., Ltd.	299,534	0.1
96,000	Taiwan Mobile Co., Ltd.	352,693	0.1
1,454,000	Taiwan Semiconductor Manufacturing Co., Ltd.	26,292,186	5.8
54,000	Unimicron Technology Corp.	378,763	0.1
150,000	Uni-President Enterprises Corp.	347,043	0.1
930,000	United Microelectronics Corp.	1,477,388	0.3
137,000	Vanguard International Semiconductor Corp.	482,040	0.1
8,000	Voltronic Power Technology Corp.	350,007	0.1
582,000	Walsin Lihwa Corp.	867,276	0.2
630,000	Winbond Electronics Corp.	568,779	0.1
25,000	Wiwynn Corp.	854,891	0.2
393,000	Yuanta Financial Holding Co., Ltd.	345,916	0.1
		69,700,483	15.4
	Thailand: 1.2%
117,100	Advanced Info Service PCL	732,122	0.1
467,800	Bangkok Dusit Medical Services PCL - Foreign	350,166	0.1
1,093,500	Banpu PCL (Foreign)	389,610	0.1
1,015,800	Digital Telecommunications Infrastructure Fund	416,941	0.1
218,900	Indorama Ventures PCL - Foreign	286,656	0.1
239,100	Intouch Holdings PCL - Foreign	486,724	0.1
2,572,000	IRPC PCL	259,169	0.0

See Accompanying Notes to Financial Statements
38

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Thailand (continued)
1,204,700	Land & Houses PCL - Foreign	$334,807	0.1
118,300	PTT Exploration & Production PCL - Foreign	517,611	0.1
188,800	PTT Global Chemical PCL	273,725	0.0
700,500	PTT PCL - Foreign	761,322	0.2
76,300	Siam Cement PCL - Foreign	820,069	0.2
		5,628,922	1.2
	Turkey: 1.9%
180,319	Agesa Hayat ve Emeklilik AS	244,128	0.1
629,105	Akbank TAS	377,931	0.1
101,958	BIM Birlesik Magazalar AS	572,809	0.1
4,300 (1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	6,880	0.0
149,574	Eregli Demir ve Celik Fabrikalari TAS	338,067	0.1
306,845	KOC Holding AS	830,749	0.2
865,930 (1)(3)	MLP Saglik Hizmetleri AS	1,845,922	0.4
482,806 (1)	Petkim Petrokimya Holding	309,952	0.1
1,006,810	Sok Marketler Ticaret AS	881,319	0.2
132,000	Tofas Turk Otomobil Fabrikasi AS	699,194	0.1
204,349 (1)	Turk Hava Yollari	567,841	0.1
529,692	Turkcell Iletisim Hizmet AS	771,979	0.2
96,864	Turkcell Iletisim Hizmet AS ADR	338,055	0.1
42,361 (1)	Turkiye Petrol Rafinerileri AS	668,156	0.1
		8,452,982	1.9
	United Arab Emirates: 0.5%
819,554	Air Arabia PJSC	475,903	0.1
226,159	Aldar Properties PJSC	346,520	0.1
233,555 (1)	Emaar Development PJSC	326,777	0.1
173,950	Emaar Properties PJSC	300,038	0.1
69,532	Emirates Telecommunications Group Co. PJSC	665,057	0.1
		2,114,295	0.5
	United Kingdom: 0.8%
58,372 (1)	Georgia Capital PLC	442,569	0.1
1,074,000 (1)	Helios Towers PLC	1,513,913	0.3
23,677 (2)	Rio Tinto PLC ADR	1,683,908	0.4
		3,640,390	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 0.7%
17,482	Intel Corp.	$762,040	0.2
33,334	Micron Technology, Inc.	2,273,046	0.5
		3,035,086	0.7
	Total Common Stock
	(Cost $478,397,037)	435,412,177	96.2
PREFERRED STOCK: 2.4%
	Brazil: 1.4%
56,947	Bradespar SA	339,105	0.1
218,799	Cia Energetica de Minas Gerais	666,052	0.1
338,913	Cia Paranaense de Energia	509,335	0.1
157,011	Gerdau SA	896,534	0.2
649,242	Itausa SA	1,212,088	0.3
140,613	Metalurgica Gerdau SA	324,801	0.1
108,489	Petroleo Brasileiro SA	669,066	0.1
1,167,000	Raizen SA	1,612,195	0.4
		6,229,176	1.4
	Russia: —%
863,754 (4)	Surgutneftegas	—	—
378 (1)(4)	Transneft PJSC	—	—
217 (4)	Transneft PJSC	—	—
		—	—
	South Korea: 1.0%
94,640	Samsung Electronics Co., Ltd.	4,437,067	1.0
	Total Preferred Stock
	(Cost $14,061,917)	10,666,243	2.4
RIGHTS: 0.0%
	Egypt: 0.0%
490,476 (1)	Fawry for Banking & Payment Technology Services SAE	101,862	0.0
	Total Rights
	(Cost $138,757)	101,862	0.0
	Total Long-Term Investments
	(Cost $492,597,711)	446,180,282	98.6

See Accompanying Notes to Financial Statements
39

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.2%
1,000,000 (6)	Citigroup, Inc., Repurchase Agreement dated 04/29/22, 0.31%, due 05/02/22 (Repurchase Amount $1,000,025, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,020,000, due 07/07/22-03/20/52)	$1,000,000	0.2
48,283 (6)	HSBC Securities USA, Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $48,284, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $49,249, due 09/30/23-02/15/50)	48,283	0.0
	Total Repurchase Agreements (Cost $1,048,283)	1,048,283	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
6,043,356 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $6,043,356)	6,043,356	1.4
	Total Short-Term Investments
	(Cost $7,091,639)	7,091,639	1.6
	Total Investments in Securities (Cost $499,689,350)	$453,271,921	100.2
	Liabilities in Excess of Other Assets	(823,395)	(0.2)
	Net Assets	$452,448,526	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2022, the Fund held restricted securities with a fair value of $ -or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of April 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	24.3%
Financials	11.4
Consumer Discretionary	10.6
Communication Services	9.7
Energy	9.4
Materials	9.1
Consumer Staples	8.2
Industrials	7.5
Health Care	3.4
Utilities	3.2
Real Estate	1.8
Rights	0.0
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
40

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,991,604	$—	$—	$4,991,604
Australia	963,708	—	—	963,708
Brazil	30,113,361	—	—	30,113,361
Chile	2,647,057	—	—	2,647,057
China	11,448,669	85,727,178	117,120	97,292,967
Czech Republic	—	877,845	—	877,845
Egypt	—	3,362,256	—	3,362,256
Georgia	1,769,162	—	—	1,769,162
Germany	—	1,472,913	—	1,472,913
Greece	—	1,214,544	—	1,214,544
Hungary	—	3,109,722	—	3,109,722
India	2,646,697	67,347,991	—	69,994,688
Indonesia	1,790,578	10,821,829	—	12,612,407
Kazakhstan	2,488,200	—	—	2,488,200
Kuwait	—	2,447,988	—	2,447,988
Malaysia	1,760,295	2,034,066	—	3,794,361
Mexico	21,792,889	—	—	21,792,889
Netherlands	—	4,099,301	—	4,099,301
Peru	807,979	—	—	807,979
Philippines	—	7,035,934	—	7,035,934
Poland	—	915,342	—	915,342
Qatar	868,035	1,022,316	—	1,890,351
Romania	—	546,346	—	546,346
Russia	—	—	—	—
Saudi Arabia	453,809	4,944,816	—	5,398,625
Singapore	320,312	509,543	—	829,855
South Africa	9,368,735	4,200,963	—	13,569,698
South Korea	1,460,843	45,340,073	—	46,800,916
Taiwan	—	69,700,483	—	69,700,483
Thailand	—	5,628,922	—	5,628,922
Turkey	4,598,852	3,854,130	—	8,452,982
United Arab Emirates	—	2,114,295	—	2,114,295
United Kingdom	3,197,821	442,569	—	3,640,390
United States	3,035,086	—	—	3,035,086
Total Common Stock	106,523,692	328,771,365	117,120	435,412,177
Preferred Stock	6,229,176	4,437,067	—	10,666,243
Rights	101,862	—	—	101,862
Short-Term Investments	6,043,356	1,048,283	—	7,091,639
Total Investments, at fair value	$118,898,086	$334,256,715	$117,120	$453,271,921
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,365)	$—	$(5,365)
Futures	(123,182)	—	—	(123,182)
Total Liabilities	$(123,182)	$(5,365)	$—	$(128,547)

(1)
For the period ended April 30, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At April 30, 2022, securities valued at $12,265,095 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
41

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2022, Voya Multi-Manager Emerging Markets Equity Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia PJSC	3/19/2021	$268,424	$—
Sberbank PAO	4/24/2019	3,808,181	—
		$4,076,605	$—
At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 476,383	ZAR 7,608,000	The Bank of New York Mellon	05/03/22	$(5,365)
				$(5,365)
At April 30, 2022, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	41	06/17/22	$2,167,670	$(123,182)
			$2,167,670	$(123,182)
Currency Abbreviations
USD –  United States Dollar
ZAR  –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,365
Equity contracts	Variation margin payable on futures contracts*	123,182
Total Liability Derivatives		$128,547

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
42

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(344,587)	$(344,587)
Foreign exchange contracts	127,817	—	127,817
Total	$127,817	$(344,587)	$(216,770)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(144,746)	$(144,746)
Foreign exchange contracts	(19,440)	—	(19,440)
Total	$(19,440)	$(144,746)	$(164,186)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2022:
	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$5,365	$5,365
Total Liabilities	$5,365	$5,365
Net OTC derivative instruments by counterparty, at fair value	$(5,365)	$(5,365)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—
Net Exposure(1)	$(5,365)	$(5,365)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $510,376,871.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$44,255,436
Gross Unrealized Depreciation	(98,947,808)
Net Unrealized Depreciation	$(54,692,372)
See Accompanying Notes to Financial Statements
43

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.4%
	Argentina: 0.5%
2,442 (1)	MercadoLibre, Inc.	$2,377,605	0.5

	Australia: 1.5%
19,960	Cochlear Ltd.	3,214,901	0.7
197,084	Goodman Group	3,280,241	0.7
73,020	South32 Ltd. - AUD	243,181	0.1
		6,738,323	1.5
	Belgium: 0.9%
10,788	D’ieteren Group	1,731,615	0.4
23,756	Solvay S.A.	2,233,953	0.5
		3,965,568	0.9
	Brazil: 0.8%
131,636	Localiza Rent a Car SA	1,418,083	0.3
254,260	Raia Drogasil SA	1,075,885	0.2
43,785 (1)	XP, Inc.	1,077,549	0.3
		3,571,517	0.8
	Canada: 6.2%
53,384	Brookfield Asset Management, Inc.	2,662,863	0.6
54,467	Canadian Pacific Railway Ltd.	3,984,170	0.9
168,542	Cenovus Energy, Inc.	3,115,924	0.7
1,484	Constellation Software, Inc./Canada	2,335,621	0.5
343,000	Lundin Mining Corp.	3,131,896	0.7
43,066	Magna International, Inc.	2,595,391	0.6
66,300	Methanex Corp.	3,323,128	0.7
2,529	Nutrien Ltd.	248,520	0.1
70,800	Open Text Corp.	2,835,527	0.6
3,645	Ritchie Bros Auctioneers, Inc.	200,771	0.0
2,641 (1)	Shopify, Inc.	1,127,232	0.2
39,606	Toronto-Dominion Bank	2,860,733	0.6
		28,421,776	6.2
	China: 3.7%
15,643 (1)	Alibaba Group Holding Ltd. BABA ADR	1,518,779	0.3
5,246 (1)	Baidu, Inc. ADR	651,396	0.2
285,000	China Longyuan Power Group Corp. Ltd. - H Shares	549,712	0.1
141,000	China Merchants Bank Co., Ltd. - H Shares	849,842	0.2
28,384	ENN Energy Holdings Ltd.	380,206	0.1
108,000	Li Ning Co. Ltd.	841,770	0.2
145,700 (1)(2)	Meituan Class B	3,121,827	0.7
267,500	Ping An Insurance Group Co. of China Ltd. - H Shares	1,690,792	0.4
65,300	Proya Cosmetics Co. Ltd. - A Shares	1,993,143	0.4
85,200	Shandong Sinocera Functional Material Co. Ltd. - A Shares	419,093	0.1
55,399	Tencent Holdings Ltd.	2,610,672	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
27,240 (1)	Trip.com Group Ltd. ADR	$644,226	0.1
1,195,000	Weichai Power Co. Ltd. - H Shares	1,669,304	0.3
		16,940,762	3.7
	Colombia: 0.5%
224,000	Bancolombia SA	2,196,988	0.5
1,500	Bancolombia SA ADR	58,155	0.0
		2,255,143	0.5
	Denmark: 0.3%
5,854 (1)	Ascendis Pharma A/S ADR	534,295	0.1
2,908 (1)	Genmab A/S	1,022,574	0.2
		1,556,869	0.3
	Finland: 0.4%
391,636 (1)	Nokia OYJ - Finland	1,985,627	0.4

	France: 5.9%
91,963	AXA S.A.	2,432,890	0.5
80,074	Bureau Veritas SA	2,300,268	0.5
18,998	Cie Generale des Etablissements Michelin SCA	2,353,098	0.5
397	Hermes International	489,525	0.1
43,726	IPSOS	2,105,021	0.5
2,575	Kering SA	1,370,090	0.3
81,616	Klepierre SA	1,953,537	0.4
3,964	L’Oreal S.A.	1,442,146	0.3
4,096	LVMH Moet Hennessy Louis Vuitton SE	2,650,672	0.6
50,800	Publicis Groupe	3,049,872	0.7
15,039	Remy Cointreau SA	2,981,244	0.7
661	Schneider Electric SE	94,833	0.0
24,896 (1)	UbiSoft Entertainment	1,125,624	0.2
29,768	Vinci SA	2,888,511	0.6
		27,237,331	5.9
	Germany: 7.2%
8,726	Adidas AG	1,759,682	0.4
44,089 (1)(2)	Auto1 Group SE	461,620	0.1
36,640	BASF SE	1,929,576	0.4
60,078	Bechtle AG	2,776,193	0.6
199,225 (1)	Commerzbank AG	1,300,608	0.3
141,374	Deutsche Telekom AG	2,604,279	0.6
86,900 (1)	flatexDEGIRO AG	1,484,219	0.3
57,000	Fresenius SE & Co. KGaA	2,014,838	0.4
15,712	Hannover Rueck SE	2,442,132	0.5
44,700	HeidelbergCement AG	2,575,058	0.5
27,078	Infineon Technologies AG	768,563	0.2
9,049	Muenchener Rueckversicherungs- Gesellschaft AG	2,154,940	0.5
20,017	Nemetschek SE	1,588,440	0.3
2,002	Rational AG	1,221,312	0.3
64,928	RWE AG	2,695,777	0.6
26,232	Siemens AG	3,225,363	0.7

See Accompanying Notes to Financial Statements
44

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
56,110 (1)(2)	Zalando SE	$2,207,724	0.5
		33,210,324	7.2
	Greece: 0.2%
51,500	Jumbo SA	834,707	0.2

	Hong Kong: 2.0%
465,600	AIA Group Ltd.	4,573,943	1.0
351,133	Techtronic Industries Co., Ltd.	4,686,960	1.0
		9,260,903	2.0
	India: 0.9%
28,644	Housing Development Finance Corp.	826,435	0.2
26,294 (1)	MakeMyTrip Ltd.	669,708	0.2
71,491	Reliance Industries Ltd.	2,590,295	0.5
		4,086,438	0.9
	Ireland: 0.5%
1,113,428 (1)	Greencore Group PLC	1,604,492	0.4
13,306	Smurfit Kappa PLC	562,257	0.1
		2,166,749	0.5
	Israel: 0.3%
9,631 (1)	CyberArk Software Ltd.	1,513,415	0.3

	Italy: 0.6%
10,666	Ferrari NV	2,245,782	0.5
62,539	UniCredit SpA	578,805	0.1
		2,824,587	0.6
	Japan: 14.2%
60,000	Asahi Group Holdings, Ltd.	2,261,571	0.5
19,000	Bandai Namco Holdings, Inc.	1,286,356	0.3
171,200	Brother Industries Ltd.	2,975,387	0.6
210,000	Daicel Corp.	1,283,728	0.3
44,300	Dai-ichi Life Holdings, Inc.	887,064	0.2
7,940	Daikin Industries Ltd.	1,213,373	0.3
24,600	Daito Trust Construction Co., Ltd.	2,369,273	0.5
36,900	Denso Corp.	2,248,880	0.5
6,900	Eisai Co., Ltd.	300,501	0.1
91,100	Honda Motor Co., Ltd.	2,396,254	0.5
4,200	Hoya Corp.	416,817	0.1
54,900	Kakaku.com, Inc.	1,149,706	0.2
36,800	Kao Corp.	1,474,888	0.3
73,600	KDDI Corp.	2,437,242	0.5
7,606	Keyence Corp.	3,057,644	0.7
300,800	Marubeni Corp.	3,283,419	0.7
465,600	Mitsubishi UFJ Financial Group, Inc.	2,706,708	0.6
10,700	Mitsui Fudosan Co., Ltd.	226,773	0.0
37,600	Murata Manufacturing Co., Ltd.	2,241,242	0.5
28,300	Nidec Corp.	1,829,570	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
172,300	Olympus Corp.	$3,032,674	0.7
5,000	Oriental Land Co., Ltd.	756,351	0.2
33,000	Pigeon Corp.	562,816	0.1
68,405	Recruit Holdings Co. Ltd.	2,481,844	0.5
12,800	Shimano, Inc.	2,267,961	0.5
71,800	Shiseido Co., Ltd.	3,394,090	0.7
7,400	SMC Corp.	3,583,231	0.8
36,400	SoftBank Group Corp.	1,497,141	0.3
51,700	Sony Group Corp.	4,461,766	1.0
33,600	Subaru Corp.	509,870	0.1
15,300	Sugi Holdings Co., Ltd.	655,765	0.1
40,000	Suzuki Motor Corp.	1,205,805	0.3
33,687	Sysmex Corp.	2,209,785	0.5
87,000	T&D Holdings, Inc.	1,117,989	0.2
1,100	Tokyo Electron Ltd.	464,141	0.1
333,400	Z Holdings Corp.	1,308,875	0.3
		65,556,500	14.2
	Netherlands: 4.1%
8,381 (1)	AerCap Holdings NV	391,476	0.1
72,560	ArcelorMittal SA	2,115,688	0.5
8,348	ASML Holding NV	4,737,823	1.0
13,222	IMCD NV	2,105,245	0.5
12,899	Koninklijke DSM NV	2,168,451	0.5
11,166	Prosus NV	538,523	0.1
2,745	Shell PLC	73,692	0.0
159,162	Shell PLC - EUR	4,297,456	0.9
38,109	Stellantis NV	511,639	0.1
18,029	Wolters Kluwer NV	1,820,623	0.4
		18,760,616	4.1
	New Zealand: 0.4%
28,162 (1)	Xero Ltd.	1,857,060	0.4

	Norway: 2.4%
153,899	DNB Bank ASA	2,982,150	0.6
56,870	Equinor ASA	1,922,182	0.4
204,865	SpareBank 1 SR-Bank ASA	2,608,699	0.6
116,876	Sparebanken Vest	1,225,148	0.3
49,847	Yara International ASA	2,534,632	0.5
		11,272,811	2.4
	Portugal: 0.6%
140,767	Jeronimo Martins SGPS SA	2,930,302	0.6

	Russia: —%
1,561,600 (3)	Alrosa PJSC	—	—

	Singapore: 1.7%
3,274 (1)	Sea Ltd. ADR	270,956	0.1
346,238	United Overseas Bank Ltd.	7,411,659	1.6
		7,682,615	1.7
	South Africa: 0.2%
10,540	Naspers Ltd.	1,063,022	0.2

See Accompanying Notes to Financial Statements
45

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 5.3%
51,055 (1)	Coupang, Inc.	$657,078	0.1
15,800	Hyundai Mobis Co. Ltd.	2,570,457	0.6
48,721	Kia Corp.	3,195,624	0.7
29,600	LG Electronics, Inc.	2,680,785	0.6
232,500	LG Uplus Corp.	2,568,473	0.6
140,202	Samsung Electronics Co., Ltd. 005930	7,471,866	1.6
62,500	Shinhan Financial Group Co., Ltd.	2,076,539	0.4
36,600	SK Hynix, Inc.	3,207,189	0.7
		24,428,011	5.3
	Spain: 0.8%
303,138	Iberdrola S.A. - IBEE	3,483,307	0.8

	Sweden: 4.7%
33,602	Atlas Copco AB - A Shares	1,523,410	0.3
55,773	Atlas Copco AB - B Shares	2,207,371	0.5
100,124 (1)	Duni AB	916,665	0.2
111,248	Epiroc AB-B	1,940,816	0.4
33,293 (1)	Fastighets AB Balder	1,650,243	0.4
153,571	Investor AB-B SHS	2,955,152	0.6
65,113	Loomis AB	1,622,339	0.4
435,033	Nibe Industrier AB	4,265,240	0.9
193,400	SKF AB - B Shares	3,158,742	0.7
12,218 (1)	Spotify Technology SA	1,241,960	0.3
		21,481,938	4.7
	Switzerland: 4.9%
51,519	Cie Financiere Richemont SA	5,986,030	1.3
4,135	Lonza Group AG	2,438,138	0.5
28,988	Nestle SA	3,742,179	0.8
86,563	Novartis AG	7,649,513	1.7
96	Partners Group	101,712	0.0
7,878	Roche Holding AG-GENUSSCHEIN	2,921,273	0.6
		22,838,845	4.9
	Taiwan: 2.4%
326,000	Catcher Technology Co., Ltd.	1,595,214	0.3
303,331	Taiwan Semiconductor Manufacturing Co., Ltd.	5,485,031	1.2
44,280	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,114,940	0.9
		11,195,185	2.4
	Thailand: 0.6%
432,470	Kasikornbank PCL - Foreign	1,914,420	0.4
45,900	Kasikornbank PCL - NVDR	203,186	0.0
306,000	Tisco Financial Group PCL	807,177	0.2
		2,924,783	0.6
	United Kingdom: 15.9%
10,192	Allfunds Group Plc	87,371	0.0
207,000	Amcor PLC	2,455,020	0.5
59,842	Anglo American PLC	2,650,462	0.6
113,500	Antofagasta PLC	2,172,834	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
32,503 (1)	ASOS PLC	$565,958	0.1
25,935	AstraZeneca PLC	3,460,800	0.8
403,966 (2)	Auto Trader Group PLC	3,188,166	0.7
601,585 (1)	Babcock International Group	2,296,826	0.5
327,961	BAE Systems PLC	3,029,264	0.7
79,852	Bellway PLC	2,425,288	0.5
61,500	Bunzl PLC	2,372,709	0.5
56,425	Burberry Group PLC	1,113,574	0.2
1,865,100 (1)	Cineworld Group PLC	713,900	0.2
116,200	CNH Industrial NV	1,646,127	0.4
19,596	CRH PLC - London	780,343	0.2
85,174	Diageo PLC	4,249,233	0.9
54,792	Experian PLC	1,892,207	0.4
60,423 (1)	Farfetch Ltd. - Class A	676,738	0.2
15,553	Games Workshop Group PLC	1,437,376	0.3
128,126	Hargreaves Lansdown PLC	1,466,831	0.3
108,985	HomeServe PLC	1,347,135	0.3
477,534	HSBC Holdings PLC	2,984,172	0.7
217,741	Inchcape PLC	1,948,274	0.4
91,816	Intermediate Capital Group PLC	1,757,035	0.4
30,766	Intertek Group PLC	1,917,183	0.4
7,868	Linde PLC	2,467,706	0.5
24,351	London Stock Exchange Group PLC	2,400,808	0.5
132,502	Mondi PLC	2,489,179	0.5
31,800	Next PLC	2,381,843	0.5
85,800 (1)	Nomad Foods Ltd.	1,583,868	0.3
62,425	Prudential PLC	777,095	0.2
372,767	Rightmove PLC	2,865,498	0.6
29,536	Rio Tinto PLC	2,086,901	0.5
67,040	Segro PLC	1,122,391	0.2
1,537,976	Taylor Wimpey PLC	2,418,863	0.5
349,564 (1)(2)	Trainline PLC	1,246,590	0.3
25,925	Unilever PLC - ULVRL	1,205,257	0.3
50,755	Weir Group PLC	975,739	0.2
94,346 (1)	Wise PLC	462,339	0.1
		73,118,903	15.9
	United States: 3.8%
2,046 (1)(4)	Didi Global, Inc., Lockup Shares	14,924	0.0
4,389 (1)	Illumina, Inc.	1,301,997	0.3
22,400 (1)	Jazz Pharmaceuticals PLC	3,588,928	0.8
2,000	Linde PLC	623,920	0.1
5,296 (1)	Mettler Toledo International, Inc.	6,765,799	1.5
29,132	Mosaic Co.	1,818,420	0.4
43,266	Popular, Inc.	3,374,315	0.7
		17,488,303	3.8
	Total Common Stock (Cost $452,256,670)	435,029,845	94.4

See Accompanying Notes to Financial Statements
46

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
89,016	iShares MSCI ACWI ex US ETF	$4,341,310	0.9
	Total Exchange-Traded Funds (Cost $4,550,434)	4,341,310	0.9
PREFERRED STOCK: 0.9%
	Germany: 0.9%
10,436	Sartorius AG	3,912,774	0.9
	Total Preferred Stock (Cost $3,006,664)	3,912,774	0.9
	Total Long-Term Investments (Cost $459,813,768)	443,283,929	96.2
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
8,985,292 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $8,985,292)	8,985,292	1.9
	Total Short-Term Investments (Cost $8,985,292)	8,985,292	1.9
	Total Investments in Securities (Cost $468,799,060)	$452,269,221	98.1
	Assets in Excess of Other Liabilities	8,791,655	1.9
	Net Assets	$461,060,876	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2022, the Fund held restricted securities with a fair value of $14,924 or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Rate shown is the 7-day yield as of April 30, 2022.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	16.3%
Industrials	14.9
Financials	14.5
Information Technology	11.4
Health Care	9.8
Materials	8.8
Consumer Staples	6.8
Communication Services	6.4
Energy	2.6
Real Estate	2.3
Utilities	1.5
Exchange-Traded Funds	0.9
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,377,605	$—	$—	$2,377,605
Australia	—	6,738,323	—	6,738,323
Belgium	—	3,965,568	—	3,965,568
Brazil	3,571,517	—	—	3,571,517
Canada	28,421,776	—	—	28,421,776
China	2,814,401	14,126,361	—	16,940,762
Colombia	2,255,143	—	—	2,255,143
See Accompanying Notes to Financial Statements
47

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Denmark	534,295	1,022,574	—	1,556,869
Finland	—	1,985,627	—	1,985,627
France	—	27,237,331	—	27,237,331
Germany	—	33,210,324	—	33,210,324
Greece	—	834,707	—	834,707
Hong Kong	—	9,260,903	—	9,260,903
India	669,708	3,416,730	—	4,086,438
Ireland	1,604,492	562,257	—	2,166,749
Israel	1,513,415	—	—	1,513,415
Italy	—	2,824,587	—	2,824,587
Japan	—	65,556,500	—	65,556,500
Netherlands	391,476	18,369,140	—	18,760,616
New Zealand	—	1,857,060	—	1,857,060
Norway	—	11,272,811	—	11,272,811
Portugal	—	2,930,302	—	2,930,302
Russia	—	—	—	—
Singapore	270,956	7,411,659	—	7,682,615
South Africa	—	1,063,022	—	1,063,022
South Korea	657,078	23,770,933	—	24,428,011
Spain	—	3,483,307	—	3,483,307
Sweden	2,158,625	19,323,313	—	21,481,938
Switzerland	—	22,838,845	—	22,838,845
Taiwan	4,114,940	7,080,245	—	11,195,185
Thailand	—	2,924,783	—	2,924,783
United Kingdom	7,309,351	65,809,552	—	73,118,903
United States	17,473,379	14,924	—	17,488,303
Total Common Stock	76,138,157	358,891,688	—	435,029,845
Exchange-Traded Funds	4,341,310	—	—	4,341,310
Preferred Stock	—	3,912,774	—	3,912,774
Short-Term Investments	8,985,292	—	—	8,985,292
Total Investments, at fair value	$89,464,759	$362,804,462	$—	$452,269,221
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,730	—	2,730
Total Assets	$89,464,759	$362,807,192	$—	$452,271,951
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(7,113)	$—	$(7,113)
Total Liabilities	$—	$(7,113)	$—	$(7,113)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2022, Voya Multi-Manager International Equity Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Didi Global, Inc., Lockup Shares	10/19/2015	$56,114	$14,924
		$56,114	$14,924
See Accompanying Notes to Financial Statements
48

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 5,021	USD 5,275	Barclays Bank PLC	05/03/22	$22
HKD 517,025	USD 65,892	Barclays Bank PLC	05/03/22	(4)
GBP 73,700	USD 92,654	JPMorgan Chase Bank N.A.	05/04/22	20
GBP 180,613	USD 225,093	Morgan Stanley & Co. International PLC	05/03/22	2,019
HKD 187,891	USD 23,942	National Australia Bank	05/04/22	3
JPY 60,530,102	USD 473,491	RBC Capital Markets Corp.	05/02/22	(7,067)
JPY 15,996,391	USD 122,596	State Street Bank and Trust Co.	05/06/22	666
SGD 50,962	USD 36,891	The Bank of New York Mellon	05/05/22	(42)
				$(4,383)
Currency Abbreviations
EUR	–	EU Euro
GBP	–	British Pound
HKD	–	Hong Kong Sar Dollar
JPY	–	Japanese Yen
SGD	–	Singapore Dollar
USD	–	United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,730
Total Asset Derivatives		$2,730
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$7,113
Total Liability Derivatives		$7,113
The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$420
Total	$420
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(4,383)
Total	$(4,383)
See Accompanying Notes to Financial Statements
49

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2022:
	Barclays Bank PLC	JP Morgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	National Australia Bank	RBC Capital Markets Corp.	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$22	$20	$2,019	$3	$—	$666	$—	$2,730
Total Assets	$22	$20	$2,019	$3	$—	$666	$—	$2,730
Liabilities:
Forward foreign currency contracts	$4	$—	$—	$—	$7,067	$—	$42	$7,113
Total Liabilities	$4	$—	$—	$—	$7,067	$—	$42	$7,113
Net OTC derivative instruments by counterparty, at fair value	$18	$20	$2,019	$3	$(7,067)	$666	$(42)	$(4,383)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$18	$20	$2,019	$3	$(7,067)	$666	$(42)	$(4,383)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $474,832,051.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$37,510,879
Gross Unrealized Depreciation	(59,891,608)
Net Unrealized Depreciation	$(22,380,729)

See Accompanying Notes to Financial Statements
50

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Australia: 10.8%
58,102	AGL Energy Ltd.	$353,195	0.1
98,940	Amcor PLC	1,173,030	0.3
58,007	Ampol Ltd.	1,363,814	0.3
20,710	Aristocrat Leisure Ltd.	480,520	0.1
19,451	ASX Ltd.	1,175,999	0.3
214,230	Aurizon Holdings Ltd.	605,010	0.1
67,589	Australia & New Zealand Banking Group Ltd.	1,286,162	0.3
77,550	BHP Group Ltd. Australian	2,591,363	0.6
97,660	BlueScope Steel Ltd.	1,388,293	0.3
131,643	Brambles Ltd.	972,093	0.2
33,975	Charter Hall Group	365,143	0.1
99,235	Coles Group Ltd.	1,304,806	0.3
53,657	Commonwealth Bank of Australia	3,899,974	0.8
28,457	Computershare Ltd.	501,698	0.1
7,321	CSL Ltd.	1,397,213	0.3
156,192	Dexus	1,221,197	0.3
17,719	EBOS Group Ltd.	483,290	0.1
39,461	Fortescue Metals Group Ltd.	596,376	0.1
111,709	Goodman Group	1,859,270	0.4
331,826	GPT Group	1,179,602	0.3
42,222	Healius Ltd.	132,857	0.0
50,453	Iluka Resources Ltd.	395,193	0.1
11,931	JB Hi-Fi Ltd.	441,880	0.1
17,873	Macquarie Group Ltd.	2,573,049	0.5
412,705	Medibank Pvt Ltd.	927,406	0.2
176,511	Metcash Ltd.	592,542	0.1
349,703	Mirvac Group	591,029	0.1
44,139	Newcrest Mining Ltd.	828,901	0.2
174,392	Orora Ltd.	488,704	0.1
94,252 (1)(2)	Qantas Airways Ltd.	365,210	0.1
86,480	QBE Insurance Group Ltd.	746,087	0.2
49,434	Rio Tinto Ltd.	3,910,416	0.8
297,054	Shopping Centres Australasia Property Group	635,768	0.1
71,711	Sonic Healthcare Ltd.	1,852,022	0.4
180,621	South32 Ltd. - AUD	601,528	0.1
44,981	Steadfast Group Ltd.	162,848	0.0
134,121	Stockland	388,203	0.1
173,577	Suncorp Group Ltd.	1,393,646	0.3
423,787	TABCORP Holdings Ltd.	1,620,652	0.3
800,749	Telstra Corp., Ltd.	2,273,042	0.5
36,025	Wesfarmers Ltd.	1,246,575	0.3
41,001	Westpac Banking Corp.	686,355	0.1
68,177	Woodside Petroleum Ltd.	1,483,263	0.3
75,570	Woolworths Group Ltd.	2,044,397	0.4
		50,579,621	10.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria: 0.2%
4,232 (3)	BAWAG Group AG	$200,952	0.1
25,555	Voestalpine AG	665,016	0.1
		865,968	0.2
	Belgium: 0.8%
7,151	Elia Group SA/NV	1,138,287	0.2
4,104	KBC Group NV	279,204	0.1
1,611	Sofina SA	493,703	0.1
8,071	UCB S.A.	917,454	0.2
24,274	Warehouses De Pauw CVA	933,828	0.2
		3,762,476	0.8
	Brazil: 0.2%
51,600	Banco do Brasil S.A.	346,508	0.1
36,600	SLC Agricola SA	393,839	0.1
		740,347	0.2
	Canada: 6.4%
17,549	Alimentation Couche-Tard, Inc.	781,246	0.2
5,138	Bank of Montreal	544,776	0.1
20,094	Barrick Gold Corp.	448,132	0.1
10,332	BCE, Inc.	549,313	0.1
8,816	Canadian National Railway Co. - CNR	1,036,797	0.2
3,676	Canadian Tire Corp. Ltd.	506,339	0.1
22,957 (2)	CGI, Inc.	1,830,627	0.4
24,243	CI Financial Corp.	316,094	0.1
497	Constellation Software, Inc./Canada	782,213	0.2
9,640	Dollarama, Inc.	535,935	0.1
26,117	Empire Co. Ltd.	862,604	0.2
25,508	Enbridge, Inc.	1,113,127	0.2
50	Fairfax Financial Holdings Ltd.	27,473	0.0
14,884	First Quantum Minerals Ltd.	426,714	0.1
18,445	Fortis, Inc.	897,518	0.2
4,600	Franco-Nevada Corp.	695,667	0.1
16,717	George Weston Ltd.	2,079,719	0.4
16,926 (3)	Hydro One Ltd.	457,588	0.1
9,961	Imperial Oil Ltd.	501,520	0.1
7,311	Intact Financial Corp.	1,022,794	0.2
15,295	Loblaw Cos Ltd.	1,399,070	0.3
37,929	Lundin Mining Corp.	346,326	0.1
5,977	Manulife Financial Corp.	116,874	0.0
25,010	Metro, Inc. - Class A	1,374,659	0.3
6,017	National Bank Of Canada	420,227	0.1
18,660	Nutrien Ltd.	1,833,681	0.4
3,970	Open Text Corp.	158,998	0.0
13,510	Power Corp. of Canada	397,523	0.1

See Accompanying Notes to Financial Statements
51

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
9,809	RioCan Real Estate Investment Trust	$183,253	0.0
12,854	Rogers Communications, Inc.	700,209	0.2
17,997	Royal Bank of Canada	1,817,702	0.4
18,716	Shaw Communications, Inc. - Class B	557,408	0.1
8,769	SmartCentres Real Estate Investment Trust	213,585	0.0
9,429	Sun Life Financial, Inc.	469,083	0.1
20,050	Suncor Energy, Inc.	720,748	0.2
14,949	TC Energy Corp.	790,709	0.2
8,935	Thomson Reuters Corp.	893,326	0.2
10,008	Toronto-Dominion Bank	722,876	0.2
7,102	Waste Connections, Inc.	979,790	0.2
8,531	Wheaton Precious Metals Corp.	382,373	0.1
		29,894,616	6.4
	China: 1.8%
59,420 (2)	Alibaba Group Holding Ltd.	724,787	0.2
196,250 (3)	A-Living Smart City Services Co. Ltd - H Shares	310,383	0.1
2,259 (2)	Baidu, Inc. ADR	280,500	0.1
4,500	Byd Co., Ltd. - H Shares	130,958	0.0
19,633 (2)	Canaan, Inc. ADR	74,605	0.0
785,000	China Construction Bank - H Shares	559,233	0.1
58,000	China National Building Material Co., Ltd. - H Shares	77,187	0.0
228,000	China Petroleum & Chemical Corp. - H Shares	111,600	0.0
201,000	China Shenhua Energy Co., Ltd. - H Shares	642,166	0.1
20,022 (2)	I-Mab ADR	251,076	0.1
285,000	Industrial & Commercial Bank of China - H Shares	171,800	0.0
8,032 (2)	JD.com, Inc. - Class A	250,426	0.1
12,600	Jiangsu Yangnong Chemical Co. Ltd. - A Shares	249,583	0.1
110,000 (1)(3)	Jiumaojiu International Holdings Ltd.	242,009	0.1
14,900 (2)(3)	Meituan Class B	319,253	0.1
9,375	NetEase, Inc.	179,581	0.0
3,768 (2)	NIO, Inc. ADR	62,925	0.0
419,000	PICC Property & Casualty Co., Ltd. - H Shares	428,561	0.1
4,663 (2)	Pinduoduo, Inc. ADR	200,929	0.0
205,700 (2)(3)	Ping An Healthcare and Technology Co. Ltd.	506,271	0.1
132,180	Shandong Gold Mining Co. Ltd. - A Shares	385,145	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
170,558	Tecon Biology Co. Ltd. - A Shares	$230,448	0.0
24,900	Tencent Holdings Ltd.	1,173,410	0.2
7,329 (2)	Vipshop Holdings Ltd. ADR	56,140	0.0
392,000	Want Want China Holdings Ltd.	353,846	0.1
7,966	Yum China Holdings, Inc.	332,979	0.1
169,500	Zhaojin Mining Industry Co. Ltd. - H Shares	161,122	0.0
		8,466,923	1.8
	Denmark: 2.4%
245	AP Moller - Maersk A/S - Class A	693,507	0.1
631	AP Moller - Maersk A/S - Class B	1,826,258	0.4
10,992	Carlsberg A/S	1,396,349	0.3
2,815	Coloplast A/S	379,261	0.1
1,119 (2)	Genmab A/S	393,487	0.1
44,961	Novo Nordisk A/S	5,135,728	1.1
9,360	Novozymes A/S	652,482	0.1
2,243 (3)	Orsted A/S	248,144	0.1
13,158	Vestas Wind Systems A/S	335,542	0.1
		11,060,758	2.4
	Finland: 1.5%
8,196	Elisa OYJ	480,462	0.1
31,609	Fortum OYJ	525,528	0.1
83,415	Kesko OYJ	2,100,100	0.4
50,251 (1)	Kojamo Oyj	999,655	0.2
174,157 (2)	Nokia OYJ - Finland	882,990	0.2
167,230	Outokumpu OYJ	820,977	0.2
17,134	Sampo OYJ	831,986	0.2
14,351	UPM-Kymmene OYJ	496,435	0.1
		7,138,133	1.5
	France: 7.2%
164,399 (1)(2)	Air France-KLM	677,204	0.1
5,236 (1)	Air Liquide SA	905,874	0.2
10,764	Arkema SA	1,226,500	0.3
10,646	Capgemini SE	2,167,308	0.5
58,041 (1)	Carrefour S.A.	1,230,911	0.3
28,216	Cie de Saint-Gobain	1,646,074	0.3
7,199	Cie Generale des Etablissements Michelin SCA	891,670	0.2
10,192	Danone	616,324	0.1
4,817	Eiffage SA	475,674	0.1
82,454	Engie SA	972,999	0.2
1,389	Hermes International	1,712,721	0.4
575	Kering SA	305,942	0.1
6,487	Legrand S.A.	574,841	0.1
7,513	L’Oreal S.A.	2,733,311	0.6

See Accompanying Notes to Financial Statements
52

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
4,644	LVMH Moet Hennessy Louis Vuitton SE	$3,005,303	0.6
115,351	Orange SA	1,373,302	0.3
2,415	Pernod Ricard SA	498,419	0.1
20,056	Publicis Groupe	1,204,099	0.3
12,065 (2)	Renault S.A.	294,792	0.1
32,109	Sanofi	3,393,767	0.7
4,278	Schneider Electric SE	613,762	0.1
3,192	SCOR SE	90,250	0.0
66,473	Societe Generale	1,597,619	0.3
5,039	Sodexo SA	379,062	0.1
1,137	Teleperformance	408,083	0.1
13,725	Thales S.A.	1,757,147	0.4
31,357	TotalEnergies SE	1,539,726	0.3
11,981	Valeo	217,829	0.0
20,448	Veolia Environnement	596,604	0.1
7,297	Vinci SA	708,058	0.2
1,723	Wendel SE	171,670	0.0
		33,986,845	7.2
	Germany: 5.9%
3,189	Adidas AG	643,093	0.1
6,330	Allianz SE	1,428,267	0.3
15,228	BASF SE	801,954	0.2
21,029	Bayerische Motoren Werke AG	1,717,354	0.4
4,463	Bechtle AG	206,235	0.0
9,336	Brenntag SE	720,400	0.2
19,059 (3)	Covestro AG	820,598	0.2
26,195 (2)	Deutsche Bank AG	261,933	0.1
56,528	Deutsche Post AG	2,415,023	0.5
78,234	Deutsche Telekom AG	1,441,164	0.3
219,476	E.ON AG	2,284,083	0.5
7,129	Fresenius Medical Care AG & Co. KGaA	443,331	0.1
18,190	GEA Group AG	708,074	0.1
9,688 (2)	K+S AG	325,401	0.1
6,787	LEG Immobilien SE	695,876	0.1
25,306	Mercedes-Benz Group AG	1,766,394	0.4
8,039	Merck KGaA	1,491,458	0.3
3,731	Muenchener Rueckversicherungs- Gesellschaft AG	888,505	0.2
53,305	ProSiebenSat.1 Media SE	613,317	0.1
2,441	Rheinmetall AG	550,262	0.1
42,724	RWE AG	1,773,879	0.4
20,000	SAP SE	2,026,925	0.4
10,306	Siemens AG	1,267,177	0.3
535,499	Telefonica Deutschland Holding AG	1,610,533	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
14,131	Uniper SE	$363,233	0.1
7,713	Vonovia SE	307,294	0.1
		27,571,763	5.9
	Hong Kong: 1.5%
115,200	AIA Group Ltd.	1,131,697	0.2
77,500	CK Asset Holdings Ltd.	525,383	0.1
132,402	CK Hutchison Holdings Ltd.	929,187	0.2
134,000	CLP Holdings Ltd.	1,307,623	0.3
84,800 (2)(3)	ESR Cayman Ltd.	257,420	0.0
170,000	Hang Lung Properties Ltd.	325,137	0.1
119,000	HKT Trust & HKT Ltd. - Stapled Security	170,758	0.0
240,000	Hong Kong & China Gas	264,701	0.1
13,200	Jardine Matheson Holdings Ltd.	701,316	0.2
124,500	Power Assets Holdings Ltd.	838,515	0.2
112,000	Sino Land Co.	148,040	0.0
81,000	Swire Pacific Ltd. - Class A	461,369	0.1
		7,061,146	1.5
	India: 0.8%
8,940 (2)	Adani Green Energy Ltd.	334,549	0.1
18,077 (2)	Axis Bank Ltd.	170,404	0.0
91,788	Hindalco Industries Ltd.	571,449	0.1
9,022	Housing Development Finance Corp.	260,302	0.1
31,247	ICICI Bank Ltd. ADR	594,943	0.1
243,933	Indian Oil Corp. Ltd.	397,945	0.1
11,216	Infosys Ltd. ADR	222,862	0.1
8,947	Larsen & Toubro Ltd.	196,633	0.0
10,544	Reliance Industries Ltd.	382,035	0.1
33,240	State Bank of India	213,488	0.1
4,412	Tata Consultancy Services Ltd.	203,342	0.0
		3,547,952	0.8
	Indonesia: 0.2%
5,081,900	Aneka Tambang Tbk	908,192	0.2
389,900	Bank Mandiri Persero TBK PT	239,412	0.0
		1,147,604	0.2
	Ireland: 0.6%
19,434	DCC PLC	1,472,495	0.3
17,737	James Hardie Industries SE	511,326	0.1
3,030	Kerry Group PLC - KYG	335,633	0.1
13,668	Smurfit Kappa PLC	577,550	0.1
		2,897,004	0.6
	Israel: 1.4%
44,879	Bank Hapoalim BM	416,083	0.1
184,694	Bank Leumi Le-Israel BM	1,938,317	0.4

See Accompanying Notes to Financial Statements
53

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
357,771 (2)	Bezeq Israeli Telecommunication Corp., Ltd.	$567,170	0.1
6,185 (2)	Check Point Software Technologies	781,104	0.1
62,339	ICL Group Ltd.	676,023	0.2
91,581	Israel Discount Bank Ltd.	540,917	0.1
12,153	Mizrahi Tefahot Bank Ltd.	449,535	0.1
1,700 (2)	Nice Ltd.	353,480	0.1
22,040	Phoenix Holdings Ltd./The	277,273	0.1
12,098 (2)	RADWARE Ltd.	349,753	0.1
3,571 (2)	Tower Semiconductor Ltd.	171,730	0.0
		6,521,385	1.4
	Italy: 1.2%
52,259	Azimut Holding S.p.A.	1,109,246	0.3
108,533	ENI S.p.A.	1,517,163	0.3
1,756	Ferrari NV	369,735	0.1
2,966	Interpump Group SpA	119,915	0.0
528,092	Intesa Sanpaolo SpA	1,076,105	0.2
7,884	Moncler SpA	410,708	0.1
14,111	Prysmian SpA	458,960	0.1
61,885	Terna - Rete Elettrica Nazionale	504,740	0.1
		5,566,572	1.2
	Japan: 17.1%
29,500	AGC, Inc.	1,105,938	0.2
10,700	Aisin Corp.	310,841	0.1
13,500	Ajinomoto Co., Inc.	350,751	0.1
30,400	Amada Co. Ltd.	236,055	0.1
102,900	Astellas Pharma, Inc.	1,566,726	0.3
7,200	Azbil Corp.	218,607	0.0
23,000	Bridgestone Corp.	843,035	0.2
72,700	Canon, Inc.	1,672,766	0.4
35,800	Chubu Electric Power Co., Inc.	361,403	0.1
49,800	Citizen Watch Co., Ltd.	187,951	0.0
7,800	Cosmo Energy Holdings Co. Ltd.	193,786	0.0
36,500	Create Restaurants Holdings, Inc.	228,267	0.0
16,200	Dai Nippon Printing Co., Ltd.	338,548	0.1
64,600	Dai-ichi Life Holdings, Inc.	1,293,552	0.3
8,400	Daito Trust Construction Co., Ltd.	809,020	0.2
25,800	Daiwa House Industry Co., Ltd.	620,237	0.1
9,900	Dentsu Group, Inc.	356,812	0.1
27,300	DMG Mori Co. Ltd.	342,625	0.1
8,000	Ebara Corp.	367,419	0.1
21,800	Electric Power Development Co., Ltd.	298,721	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
3,100	Fanuc Ltd.	$475,007	0.1
11,800	Fuji Film Holdings Corp.	648,661	0.1
65,100	Fujikura Ltd.	307,955	0.1
8,000	Fujitsu Ltd.	1,209,193	0.3
2,900	Hirose Electric Co., Ltd.	367,934	0.1
23,400	Hitachi Ltd.	1,109,779	0.2
23,900	Honda Motor Co., Ltd.	628,655	0.1
4,600	Hoya Corp.	456,514	0.1
23,100	Idemitsu Kosan Co., Ltd.	608,802	0.1
22,100	IHI Corp.	501,113	0.1
68,400	Inpex Corp.	813,835	0.2
15,600	Internet Initiative Japan, Inc.	486,896	0.1
27,100	Isuzu Motors Ltd.	316,143	0.1
41,200	Itochu Corp.	1,243,456	0.3
11,500 (2)	Japan Airlines Co. Ltd.	189,859	0.0
63,100	Japan Tobacco, Inc.	1,073,444	0.2
45,600	Kajima Corp.	508,188	0.1
59,900	Kansai Electric Power Co., Inc.	525,083	0.1
71,000	KDDI Corp.	2,351,144	0.5
12,700	Kintetsu Group Holdings Co., Ltd.	364,125	0.1
39,200	Lawson, Inc.	1,441,785	0.3
28,600	Lixil Corp.	503,026	0.1
182,800	Marubeni Corp.	1,995,376	0.4
204,900	Mazda Motor Corp.	1,454,945	0.3
8,200	MEIJI Holdings Co., Ltd.	408,745	0.1
75,300	Mitsubishi Chemical Holdings Corp.	459,153	0.1
32,600	Mitsubishi Corp.	1,094,562	0.2
49,900	Mitsubishi Electric Corp.	522,667	0.1
38,300	Mitsubishi Heavy Industries Ltd.	1,309,483	0.3
221,100	Mitsubishi UFJ Financial Group, Inc.	1,285,338	0.3
80,200	Mitsui & Co., Ltd.	1,942,108	0.4
80,500	Mitsui Fudosan Co., Ltd.	1,706,097	0.4
82,400	Mizuho Financial Group, Inc.	1,000,559	0.2
16,900	Nikon Corp.	189,902	0.0
3,000	Nintendo Co., Ltd.	1,369,172	0.3
9,100	NIPPON EXPRESS HOLDINGS INC	533,540	0.1
131,500	Nippon Suisan Kaisha Ltd.	580,614	0.1
46,600	Nippon Telegraph & Telephone Corp.	1,373,272	0.3
7,600	Nissin Food Products Co., Ltd.	528,676	0.1
12,400	Nitto Denko Corp.	832,300	0.2
17,700	Nomura Real Estate Holdings, Inc.	431,274	0.1

See Accompanying Notes to Financial Statements
54

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
39,600	Nomura Research Institute Ltd.	$1,119,746	0.2
1,200	Omron Corp.	70,745	0.0
37,600	ORIX Corp.	685,785	0.1
45,500	Osaka Gas Co., Ltd.	820,065	0.2
29,500	Recruit Holdings Co. Ltd.	1,070,308	0.2
41,200	Relo Holdings, Inc.	588,525	0.1
46,600 (2)	Renesas Electronics Corp.	497,593	0.1
70,500	Resona Holdings, Inc.	306,564	0.1
40,300	Round One Corp.	448,550	0.1
5,400	Saizeriya Co., Ltd.	99,035	0.0
18,200	Santen Pharmaceutical Co., Ltd.	148,051	0.0
3,300	Screen Holdings Co. Ltd.	269,707	0.1
7,400	Secom Co., Ltd.	520,623	0.1
34,400	Sega Sammy Holdings, Inc.	609,555	0.1
29,800	Sekisui Chemical Co., Ltd.	403,526	0.1
42,200	Sekisui House Ltd.	732,927	0.2
28,100	Seven & I Holdings Co., Ltd.	1,242,496	0.3
2,100	Shimano, Inc.	372,087	0.1
3,000	Shin-Etsu Chemical Co., Ltd.	412,304	0.1
8,700	Shionogi & Co., Ltd.	483,946	0.1
14,700	Shiseido Co., Ltd.	694,890	0.1
48,300	SoftBank Corp.	562,109	0.1
26,100	Sojitz Corp.	397,982	0.1
11,100	Sompo Holdings, Inc.	451,881	0.1
26,700	Sony Group Corp.	2,304,239	0.5
74,500	Subaru Corp.	1,130,516	0.2
333,700	Sumitomo Chemical Co., Ltd.	1,418,961	0.3
32,400	Sumitomo Corp.	512,686	0.1
36,500	Sumitomo Mitsui Financial Group, Inc.	1,102,809	0.2
9,600	Suntory Beverage & Food Ltd.	378,250	0.1
10,300	Suzuki Motor Corp.	310,495	0.1
13,300	T&D Holdings, Inc.	170,911	0.0
45,000	Takeda Pharmaceutical Co., Ltd.	1,305,745	0.3
42,100	Teijin Ltd.	449,893	0.1
12,900	Tobu Railway Co., Ltd.	289,968	0.1
37,300	Tokio Marine Holdings, Inc.	2,016,763	0.4
98,000 (2)	Tokyo Electric Power Co., Inc.	338,272	0.1
2,000	Tokyo Electron Ltd.	843,893	0.2
29,700	Tokyo Gas Co., Ltd.	568,887	0.1
82,900	Tokyu Corp.	1,013,768	0.2
32,000	Toppan, Inc.	528,950	0.1
98,100	Toray Industries, Inc.	464,924	0.1
142,600	Toyota Motor Corp.	2,443,267	0.5
11,000	Trend Micro, Inc.	613,326	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
24,800	Ushio, Inc.	$321,546	0.1
14,600	USS Co., Ltd.	243,062	0.1
21,000	Yamaha Motor Co., Ltd.	433,560	0.1
40,200	Yamato Holdings Co., Ltd.	752,222	0.2
24,900	ZOZO, Inc.	521,344	0.1
		80,338,697	17.1
	Malaysia: 0.0%
186,000	Genting Bhd	196,854	0.0

	Malta: 0.1%
78,240	Kindred Group PLC - SDR	685,961	0.1

	Mexico: 0.1%
67,900	Grupo Financiero Banorte	447,531	0.1

	Netherlands: 4.8%
7,064	Airbus SE	773,311	0.2
4,224	Akzo Nobel NV	366,418	0.1
7,784	ASML Holding NV	4,417,730	0.9
11,189	Heineken Holding NV	873,440	0.2
1,881	IMCD NV	299,498	0.1
160,884	ING Groep NV	1,524,252	0.3
97,618	Koninklijke Ahold Delhaize NV	2,879,345	0.6
5,952	Koninklijke DSM NV	1,000,591	0.2
611,230	Koninklijke KPN NV	2,109,111	0.4
29,823	NN Group NV	1,460,782	0.3
13,824	Randstad NV	731,003	0.2
138,382	Shell PLC	3,714,990	0.8
42,555	Stellantis NV	571,330	0.1
19,515	Wolters Kluwer NV	1,970,684	0.4
		22,692,485	4.8
	New Zealand: 0.3%
75,201	Contact Energy Ltd.	395,076	0.1
7,441 (1)	Mainfreight Ltd.	389,487	0.1
224,973	Spark New Zealand Ltd.	711,519	0.1
		1,496,082	0.3
	Norway: 1.0%
36,232	Equinor ASA	1,224,626	0.3
5,466	Gjensidige Forsikring ASA	116,860	0.0
22,548	Mowi ASA	636,914	0.1
100,139	Norsk Hydro ASA	840,920	0.2
270,903 (2)	Norwegian Air Shuttle ASA	378,097	0.1
45,934	Orkla ASA	372,738	0.1
25,791	Telenor ASA	363,743	0.1
10,973	Yara International ASA	557,958	0.1
		4,491,856	1.0
	Philippines: 0.0%
50,780	Jollibee Foods Corp.	208,602	0.0

See Accompanying Notes to Financial Statements
55

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: 0.1%
41,932	Polski Koncern Naftowy Orlen	$708,418	0.1

	Portugal: 0.4%
89,005	Galp Energia SGPS SA	1,083,341	0.2
31,103	Jeronimo Martins SGPS SA	647,461	0.2
		1,730,802	0.4
	Russia: - %
4,061 (4)	Lukoil PJSC ADR	—	—

	Saudi Arabia: 0.3%
16,161	SABIC Agri-Nutrients Co.	696,193	0.2
47,487 (3)	Saudi Arabian Oil Co.	567,460	0.1
		1,263,653	0.3
	Singapore: 1.7%
235,000	Ascendas Real Estate Investment Trust	483,508	0.1
304,100	CapitaLand Integrated Commercial Trust	509,548	0.1
31,600	DBS Group Holdings Ltd.	766,636	0.2
363,600	Frasers Logistics & Commercial Trust	378,639	0.1
523,200	Mapletree Commercial Trust	703,664	0.1
250,700	Oversea-Chinese Banking Corp., Ltd.	2,225,862	0.5
4,091 (2)	Sea Ltd. ADR	338,571	0.1
288,200	SembCorp Industries Ltd.	610,352	0.1
62,000	Singapore Exchange Ltd.	436,253	0.1
137,400	Singapore Technologies Engineering Ltd.	404,659	0.1
233,900	Singapore Telecommunications Ltd.	466,816	0.1
29,800	United Overseas Bank Ltd.	637,906	0.1
		7,962,414	1.7
	South Korea: 1.8%
12,757	Hana Financial Group, Inc.	473,626	0.1
26,808	KB Financial Group, Inc.	1,247,218	0.3
719	KCC Corp.	191,695	0.0
4,177	Kia Corp.	273,971	0.1
742	Korea Zinc Co., Ltd.	338,751	0.1
12,849	KT&G Corp.	843,779	0.2
1,870	POSCO Holdings, Inc.	426,971	0.1
1,291	Samsung Electro-Mechanics Co. Ltd.	167,101	0.0
28,054	Samsung Electronics Co., Ltd. 005930	1,495,098	0.3
2,403	Samsung Fire & Marine Insurance Co. Ltd.	398,317	0.1
6,400	Seegene, Inc.	202,940	0.0
6,551	SK Hynix, Inc.	574,052	0.1
10,019	SK Telecom Co., Ltd.	451,939	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,854	SK, Inc.	$389,233	0.1
3,942	S-Oil Corp.	322,526	0.1
41,732	Woori Financial Group, Inc.	483,483	0.1
		8,280,700	1.8
	Spain: 1.9%
328,114	Banco Santander SA	958,867	0.2
17,839	Ferrovial SA - FERE	457,471	0.1
11,942 (1)	Fluidra SA	323,201	0.1
107,643	Iberdrola S.A. - IBEE	1,236,907	0.3
5,375	Industria de Diseno Textil SA	112,699	0.0
50,758	Red Electrica Corp. SA	1,021,977	0.2
73,448	Repsol SA	1,095,692	0.2
747,883	Telefonica S.A.	3,638,192	0.8
		8,845,006	1.9
	Sweden: 3.8%
30,140	Assa Abloy AB	761,702	0.2
7,869	Atlas Copco AB - A Shares	356,756	0.1
26,816	Billerud AB	413,805	0.1
26,174	Boliden AB	1,134,935	0.2
23,839	Castellum AB	472,092	0.1
77,368	Epiroc AB-A	1,568,486	0.3
16,694	Essity AB	440,237	0.1
8,728 (2)	Fastighets AB Balder	432,623	0.1
39,548	Getinge AB	1,144,036	0.2
20,966	Industrivarden AB-Class A	537,202	0.1
16,852	Industrivarden AB-Class C	424,325	0.1
41,851	Investor AB-A SHS	874,122	0.2
172,239	Investor AB-B SHS	3,314,379	0.7
17,321 (2)	Kinnevik AB	339,015	0.1
1,943	MIPS AB	137,991	0.0
39,883	Skanska AB	761,853	0.2
95,319	SSAB AB Class B	560,535	0.1
105,202	Swedish Match AB	837,911	0.2
49,053	Tele2 AB	650,163	0.1
46,237	Telefonaktiebolaget LM Ericsson	368,843	0.1
174,201	Telia Co. AB	723,041	0.2
88,423	Volvo AB - B Shares	1,410,651	0.3
		17,664,703	3.8
	Switzerland: 7.4%
38,030	ABB Ltd.	1,140,975	0.2
22,814	Alcon, Inc.	1,628,939	0.3
8,595	Baloise Holding AG	1,495,023	0.3
653	Belimo Holding AG	322,726	0.1
4,257	Cie Financiere Richemont SA	494,624	0.1
32,905	Coca-Cola HBC AG	667,113	0.1
4,799	DKSH Holding AG	412,066	0.1
1,312	Geberit AG - Reg	748,199	0.2
102	Givaudan	405,401	0.1

See Accompanying Notes to Financial Statements
56

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
382,433	Glencore PLC	$2,356,426	0.5
23,354	Holcim AG	1,141,906	0.2
2,182	Kuehne & Nagel International AG	610,406	0.1
575	Lonza Group AG	339,040	0.1
43,983	Nestle SA	5,677,945	1.2
48,834	Novartis AG	4,315,427	0.9
1,570	Partners Group	1,663,411	0.3
3,283	PSP Swiss Property AG	413,763	0.1
13,649	Roche Holding AG-GENUSSCHEIN	5,061,241	1.1
163	SGS SA	418,832	0.1
1,659	Sika AG	506,755	0.1
1,373	Sonova Holding AG - Reg	495,140	0.1
33,504	STMicroelectronics NV-STM1	1,237,880	0.3
2,787	Straumann Holding AG	328,564	0.1
1,385 (1)	Swatch Group AG - BR	355,450	0.1
1,018	Swiss Life Holding AG	595,240	0.1
1,611	Swisscom AG	952,586	0.2
909	Tecan Group AG	273,171	0.1
22,607	UBS Group AG	383,791	0.1
1,053	Zurich Insurance Group AG	479,399	0.1
		34,921,439	7.4
	Taiwan: 1.0%
374,000	Cathay Financial Holding Co., Ltd.	786,359	0.1
104,000	China Development Financial Holding Corp.	62,716	0.0
338,000	CTBC Financial Holding Co. Ltd.	332,463	0.1
103,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,862,514	0.4
74,000	Unimicron Technology Corp.	519,046	0.1
196,000	Uni-President Enterprises Corp.	453,470	0.1
233,000	United Microelectronics Corp.	370,141	0.1
383,000	Wistron Corp.	368,985	0.1
131,320	Yuanta Financial Holding Co., Ltd.	115,587	0.0
		4,871,281	1.0
	Thailand: 0.0%
59,500	Tisco Financial Group PCL - NVDR	156,951	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey: 0.1%
7,729	Ford Otomotiv Sanayi AS	$155,587	0.0
4,662 (2)	Koza Altin Isletmeleri AS	53,853	0.0
116,463 (2)	Turk Hava Yollari	323,625	0.1
		533,065	0.1
	United Arab Emirates: 0.1%
268,693	Aldar Properties PJSC	411,691	0.1

	United Kingdom: 13.1%
54,280	3i Group PLC	888,306	0.2
17,885	Admiral Group Plc	562,971	0.1
30,716	Anglo American PLC	1,360,442	0.3
15,209	AstraZeneca PLC	2,029,508	0.4
114,314	B&M European Value Retail SA	700,412	0.2
209,057	BAE Systems PLC	1,930,988	0.4
315,710	Barclays PLC	580,320	0.1
22,460	Barratt Developments PLC	137,411	0.0
8,970	Berkeley Group Holdings PLC	454,927	0.1
686,889	BP PLC	3,316,161	0.7
43,194	British American Tobacco PLC	1,810,362	0.4
470,015	BT Group PLC	1,042,300	0.2
17,404	Bunzl PLC	671,457	0.1
685,354 (2)	Centrica Plc	679,042	0.2
42,808	CNH Industrial NV	606,432	0.1
14,175	CRH PLC - London	564,470	0.1
5,307 (1)	Croda International PLC	515,451	0.1
5,222	Derwent London PLC	198,133	0.0
56,421	Diageo PLC	2,814,779	0.6
90,285	Direct Line Insurance Group PLC	286,554	0.1
55,766	Drax Group PLC	563,555	0.1
15,522 (2)	easyJet PLC	107,560	0.0
15,221	Experian PLC	525,647	0.1
19,582	Ferguson PLC	2,456,547	0.5
179,641	GlaxoSmithKline PLC	4,049,572	0.9
13,103	Halma PLC	402,204	0.1
36,039	Howden Joinery Group PLC	341,200	0.1
300,119	HSBC Holdings PLC	1,875,483	0.4
15,350	IG Group Holdings PLC	156,878	0.0
156,896	Imperial Brands PLC	3,265,874	0.7
252,448	J Sainsbury Plc	736,582	0.2
874,189	Lloyds Banking Group Plc	496,508	0.1

See Accompanying Notes to Financial Statements
57

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
216,217	Man Group PLC/Jersey	$630,171	0.1
32,912	Mondi PLC	618,284	0.1
84,895	National Grid PLC	1,261,283	0.3
119,731 (3)	Quilter PLC	197,231	0.0
30,177	Relx PLC (GBP Exchange)	898,988	0.2
48,776	Rightmove PLC	374,946	0.1
51,151	Rio Tinto PLC	3,614,135	0.8
23,220	Safestore Holdings PLC	365,292	0.1
68,093	Sage Group PLC/The	624,862	0.1
310,011	Segro PLC	5,190,237	1.1
14,955	Severn Trent PLC	587,755	0.1
2,487	Spirax-Sarco Engineering PLC	375,277	0.1
85,841	SSE PLC	1,993,729	0.4
104,135	Tate & Lyle PLC	1,012,151	0.2
159,363	Taylor Wimpey PLC	250,639	0.1
854,607	Tesco PLC	2,903,375	0.6
26,215	Unilever PLC - ULVRL	1,218,739	0.3
49,661	United Utilities Group PLC	713,649	0.2
842,028	Vodafone Group PLC	1,274,797	0.3
93,441	WPP PLC	1,164,730	0.3
		61,398,306	13.1
	Total Common Stock
	(Cost $471,125,952)	460,115,610	98.0
EXCHANGE-TRADED FUNDS: 0.4%
32,446	iShares MSCI EAFE ETF	2,227,093	0.4
	Total Exchange-Traded Funds
	(Cost $2,223,882)	2,227,093	0.4
PREFERRED STOCK: 0.2%
	Brazil: 0.2%
230,500	Cia Paranaense de Energia	346,406	0.1
79,300	Itau Unibanco Holding S.A.	383,993	0.1
32,200	Petroleo Brasileiro SA	198,582	0.0
	Total Preferred Stock
	(Cost $918,233)	928,981	0.2
	Total Long-Term Investments
	(Cost $474,268,067)	463,271,684	98.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 1.1%
1,130,024 (5)	Bank of America Inc., Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $1,130,052, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $1,152,624, due 02/01/36-04/01/52)	$1,130,024	0.2
334,957 (5)	Citigroup, Inc., Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $334,965, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $341,656, due 05/03/22-02/15/52)	334,957	0.1
1,130,024 (5)	Daiwa Capital Markets, Repurchase Agreement dated 04/29/22, 0.30%, due 05/02/22 (Repurchase Amount $1,130,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $1,152,625, due 04/30/22-05/01/52)	1,130,024	0.3
1,130,024 (5)	Jefferies LLC, Repurchase Agreement dated 04/29/22, 0.31%, due 05/02/22 (Repurchase Amount $1,130,053, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,152,625, due 06/10/22-02/15/51)	1,130,024	0.3

See Accompanying Notes to Financial Statements
58

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,130,024 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/29/22, 0.28%, due 05/02/22 (Repurchase Amount $1,130,050, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,152,624, due 06/30/22-04/01/52)	$1,130,024	0.2
	Total Repurchase Agreements
	(Cost $4,855,053)	4,855,053	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,942,892 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $2,942,892)	2,942,892	0.6
	Total Short-Term Investments
	(Cost $7,797,945)	7,797,945	1.7
	Total Investments in Securities (Cost $482,066,012)	$471,069,629	100.3
	Liabilities in Excess of Other Assets	(1,632,037)	(0.3)
	Net Assets	$469,437,592	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a) (2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	15.4%
Industrials	14.3
Consumer Staples	11.7
Materials	10.4
Health Care	8.5
Consumer Discretionary	8.1
Communication Services	7.2
Information Technology	6.6
Real Estate	5.4
Utilities	5.4
Energy	5.2
Exchange-Traded Funds	0.4
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$50,579,621	$—	$50,579,621
Austria	—	865,968	—	865,968
Belgium	—	3,762,476	—	3,762,476
Brazil	740,347	—	—	740,347
Canada	29,894,616	—	—	29,894,616
See Accompanying Notes to Financial Statements
59

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
China	1,259,154	7,207,769	—	8,466,923
Denmark	—	11,060,758	—	11,060,758
Finland	—	7,138,133	—	7,138,133
France	—	33,986,845	—	33,986,845
Germany	—	27,571,763	—	27,571,763
Hong Kong	1,710,589	5,350,557	—	7,061,146
India	817,805	2,730,147	—	3,547,952
Indonesia	—	1,147,604	—	1,147,604
Ireland	335,633	2,561,371	—	2,897,004
Israel	1,130,857	5,390,528	—	6,521,385
Italy	—	5,566,572	—	5,566,572
Japan	—	80,338,697	—	80,338,697
Malaysia	—	196,854	—	196,854
Malta	—	685,961	—	685,961
Mexico	447,531	—	—	447,531
Netherlands	—	22,692,485	—	22,692,485
New Zealand	—	1,496,082	—	1,496,082
Norway	—	4,491,856	—	4,491,856
Philippines	—	208,602	—	208,602
Poland	—	708,418	—	708,418
Portugal	—	1,730,802	—	1,730,802
Russia	—	—	—	—
Saudi Arabia	—	1,263,653	—	1,263,653
Singapore	338,571	7,623,843	—	7,962,414
South Korea	—	8,280,700	—	8,280,700
Spain	—	8,845,006	—	8,845,006
Sweden	—	17,664,703	—	17,664,703
Switzerland	—	34,921,439	—	34,921,439
Taiwan	—	4,871,281	—	4,871,281
Thailand	—	156,951	—	156,951
Turkey	479,212	53,853	—	533,065
United Arab Emirates	—	411,691	—	411,691
United Kingdom	—	61,398,306	—	61,398,306
Total Common Stock	37,154,315	422,961,295	—	460,115,610
Exchange-Traded Funds	2,227,093	—	—	2,227,093
Preferred Stock	928,981	—	—	928,981
Short-Term Investments	2,942,892	4,855,053	—	7,797,945
Total Investments, at fair value	$43,253,281	$427,816,348	$—	$471,069,629
Other Financial Instruments+
Forward Foreign Currency Contracts	—	12,882	—	12,882
Total Assets	$43,253,281	$427,829,230	$—	$471,082,511
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(10,814)	$—	$(10,814)
Futures	(152,066)	—	—	(152,066)
Total Liabilities	$(152,066)	$(10,814)	$—	$(162,880)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
60

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Factors Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 967,799	USD 1,204,077	Barclays Bank PLC	05/03/22	$12,882
USD 472,940	HKD 3,711,187	Barclays Bank PLC	05/03/22	(3)
USD 239,510	TRY 3,556,907	Barclays Bank PLC	05/05/22	(40)
USD 395,174	SGD 549,403	BNP Paribas	05/04/22	(2,095)
JPY 45,251,000	USD 352,637	The Bank of New York Mellon	05/02/22	(3,949)
USD 428,406	JPY 56,209,825	UBS AG	05/06/22	(4,727)
				$2,068
At April 30, 2022, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	27	06/17/22	$2,695,410	$(152,066)
			$2,695,410	$(152,066)
Currency Abbreviations
GBP	–	British Pound
HKD	–	Hong Kong Sar Dollar
JPY	–	Japanese Yen
SGD	–	Singapore Dollar
TRY	–	Turkish Lira
USD	–	United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$12,882
Total Asset Derivatives		$12,882
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,814
Equity contracts	Variation margin payable on futures contracts*	152,066
Total Liability Derivatives		$162,880

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
61

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(99,916)	$(99,916)
Foreign exchange contracts	49,580	—	49,580
Total	$49,580	$(99,916)	$(50,336)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(177,391)	$(177,391)
Foreign exchange contracts	2,068	—	2,068
Total	$2,068	$(177,391)	$(175,323)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2022:
	Barclays Bank PLC	BNP Paribas	The Bank of New York Mellon	UBS AG	Totals
Assets:
Forward foreign currency contracts	$12,882	$—	$—	$—	$12,882
Total Assets	$12,882	$—	$—	$—	$12,882
Liabilities:
Forward foreign currency contracts	$43	$2,095	$3,949	$4,727	$10,814
Total Liabilities	$43	$2,095	$3,949	$4,727	$10,814
Net OTC derivative instruments by counterparty, at fair value	$12,839	$(2,095)	$(3,949)	$(4,727)	$2,068
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$12,839	$(2,095)	$(3,949)	$(4,727)	$2,068

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $490,258,543.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,737,945
Gross Unrealized Depreciation	(37,425,583)
Net Unrealized Depreciation	$(18,687,638)
See Accompanying Notes to Financial Statements
62

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACTS
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, sub-advisory and sub-sub-advisory contracts, and who are not “interested persons” of Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts”) with Baillie Gifford Overseas Limited, Delaware Investments Fund Advisers, PanAgora Asset Management, Inc., Polaris Capital Management, LLC, Van Eck Associates Corporation, Wellington Management Company LLP, and Voya Investment Management Co. LLC, the respective sub-advisers to each Fund (the “Sub-Advisers”), and the sub-sub-advisory contracts (the “Sub-Sub-Advisory Contracts,” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, the respective sub-sub-advisers to Voya Multi-Manager Emerging Markets Equity Fund (the “Sub-Sub-Advisers”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers and Sub-Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 7-8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager, a Sub-Adviser or a Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager, a Sub-Adviser and a Sub-Sub-Adviser.

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management, sub-advisory and, as applicable, sub-sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers or sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and sub-sub-advisers, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers and sub-sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with that Sub-Adviser and Sub-Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers and Sub-Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. With respect to Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and Sub-Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

or Sub-Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager and the relevant Sub-Adviser, respectively.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers and Sub-Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and their Sub-Sub-Advisers with respect to sub-advisory and sub-sub-advisory fee schedules, that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Advisers are responsible for paying the fees of the Sub-Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In this regard, the Board considered that each Sub-Sub-Adviser is compensated by the relevant Sub-Adviser and not the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs

65

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager, Sub-Advisers and Sub-Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya International High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya International High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date and three-year periods and the fifth quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for the three-year period and underperformed for the year-to-date and one-year periods. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of stock selection and sector allocation on the Fund’s performance; (2) the fact that performance prior to May 1, 2018 reflects a different investment strategy and portfolio management team; (3) the recent change in the Fund’s investment strategy and primary benchmark which may provide shareholders with stronger relative returns; and (4) its confidence in the ability of the Sub-Adviser to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Multi-Manager Emerging Markets Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the five-year period, and the third quintile for the year-to-date, one-year and three-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its

66

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Multi-Manager International Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and three-year periods, the second quintile for the ten-year period, the third quintile for the five-year period, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account Management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Voya Multi-Manager International Factors Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Factors Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, and the fourth quintile for the year-to-date, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-
year period, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding its confidence in the ability of the Sub-Advisers to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Fund’s pricing is competitive; and (2) that at the Board’s direction during the 2021 annual contract renewal cycle, the Fund’s expense limits were lowered, effective January 1, 2022.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

67

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167702          (0422-062222)

Semi-Annual Report
April 30, 2022
Classes A, C, I, R, R6 and W
Global Fund-of-Funds
■
Voya Global Diversified Payment Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Inflation and Rising Interest Rates Pressure Financial Markets, but Fundamentals Look Solid
Dear Shareholder,
The early months of 2022 have brought remarkable shifts of the investment landscape and asset prices. Russia’s invasion of Ukraine has continued to disrupt energy markets, increasing the likelihood of recession in Europe and making it harder for policymakers to quell inflation, in our opinion. Fears that the U.S. Federal Reserve will have to raise interest rates aggressively have thrown a wet towel over the markets. U.S. equity markets have seen heavy outflows as investors gauge rate hikes to come. Compounding the pain, long-term interest rates have risen sharply, leading to losses across most fixed-income asset classes.
Despite continued volatility, we believe anxiety should give way to stability as inflation peaks and as investors gain greater clarity on the path of interest rates, which we believe could allow stock markets to find their footing. Meanwhile, U.S. corporate fundamentals seem generally healthy, in our view.
This still leaves the question of what to do here and now. Uncertainty can make it difficult to stick to your investment plan. We believe the best course is to stay focused on your long-term goals and don’t get distracted by short-term market fluctuations. Should your long-term goals change, discuss the situation with your financial advisor before making any changes to your investment portfolio. Regardless of events, we at Voya remain fully committed to serving our clients without disruption.
We appreciate your trust in Voya and we look forward to continuing our work with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 27, 2022
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2022**	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2022**
Class A	$1,000.00	$888.30	0.67%	$3.14	$1,000.00	$1,021.47	0.67%	$3.36
Class C	1,000.00	885.00	1.42	6.64	1,000.00	1,017.75	1.42	7.10
Class I	1,000.00	890.20	0.38	1.78	1,000.00	1,022.91	0.38	1.91
Class R	1,000.00	887.30	0.92	4.31	1,000.00	1,020.23	0.92	4.61
Class R6	1,000.00	890.00	0.38	1.78	1,000.00	1,022.91	0.38	1.91
Class W	1,000.00	889.60	0.42	1.97	1,000.00	1,022.71	0.42	2.11

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value*	$52,168
Investments in affiliated underlying funds at fair value**	232,926,220
Investments in unaffiliated underlying funds at fair value***	107,124,904
Short-term investments at fair value†	1,074,434
Cash	435,860
Cash collateral for futures contracts	5,350,000
Cash pledged as collateral for OTC derivatives (Note 2)	3,530,000
Receivables:
Investments in unaffiliated underlying funds sold	515,770
Fund shares sold	94,472
Dividends	296
Unrealized appreciation on forward foreign currency contracts	1,961,525
Unrealized appreciation on OTC swap agreements	878,640
Prepaid expenses	58,031
Other assets	12,974
Total assets	354,015,294
LIABILITIES:
Payable for investments in unaffiliated underlying funds purchased	52,168
Payable for fund shares redeemed	1,337,132
Unrealized depreciation on forward foreign currency contracts	2,123,755
Unrealized depreciation on OTC swap agreements	1,985,748
Variation margin payable on futures contracts	1,842,277
Payable for investment management fees	116,349
Payable for distribution and shareholder service fees	91,832
Payable to trustees under the deferred compensation plan (Note 6)	12,974
Payable for trustee fees	974
Other accrued expenses and liabilities	385,205
Written options, at fair value^	515,770
Total liabilities	8,464,184
NET ASSETS	$345,551,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$372,623,201
Total distributable loss	(27,072,091)
NET ASSETS	$345,551,110
* Cost of investments in securities	$52,168
** Cost of investments in affiliated underlying funds	$271,536,482
*** Cost of investments in unaffiliated underlying funds	$109,939,267
† Cost of short-term investments	$1,074,434
^ Premiums received on written options	$515,770
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited) (continued)

Class A
Net assets	$177,929,285
Shares authorized	unlimited
Par value	—
Shares outstanding	25,491,819
Net asset value and redemption price per share†	$6.98
Maximum offering price per share (5.75%)(1)	$7.41
Class C
Net assets	$60,797,916
Shares authorized	unlimited
Par value	—
Shares outstanding	8,382,660
Net asset value and redemption price per share†	$7.25
Class I
Net assets	$82,946,572
Shares authorized	unlimited
Par value	—
Shares outstanding	11,960,075
Net asset value and redemption price per share	$6.94
Class R
Net assets	$258,052
Shares authorized	unlimited
Par value	—
Shares outstanding	36,810
Net asset value and redemption price per share	$7.01
Class R6
Net assets	$106,470
Shares authorized	unlimited
Par value	—
Shares outstanding	15,358
Net asset value and redemption price per share	$6.93
Class W
Net assets	$23,512,815
Shares authorized	unlimited
Par value	—
Shares outstanding	3,405,552
Net asset value and redemption price per share	$6.90

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,844,746
Dividends from unaffiliated underlying funds	1,605,219
Total investment income	6,449,965
EXPENSES:
Investment management fees	538,425
Distribution and shareholder service fees:
Class A	240,803
Class C	357,019
Class R	714
Transfer agent fees:
Class A	59,052
Class C	21,888
Class I	31,084
Class R	87
Class R6	375
Class W	8,978
Shareholder reporting expense	31,840
Registration fees	48,247
Professional fees	31,675
Custody and accounting expense	33,666
Trustee fees	4,872
Miscellaneous expense	9,816
Interest expense	312
Total expenses	1,418,853
Waived and reimbursed fees	(21,600)
Net expenses	1,397,253
Net investment income	5,052,712
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(121,667)
Sale of affiliated underlying funds	430,658
Sale of unaffiliated underlying funds	6,500,690
Capital gain distributions from affiliated underlying funds	21,447,080
Capital gain distributions from unaffiliated underlying funds	297,593
Forward foreign currency contracts	2,947,770
Foreign currency related transactions	(385,996)
Futures	2,058,626
Swaps	(1,625,616)
Written options	759,435
Net realized gain	32,308,573
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(53,975,366)
Unaffiliated underlying funds	(22,654,408)
Forward foreign currency contracts	(1,222,940)
Foreign currency related transactions	(9,405)
Futures	(3,252,850)
Swaps	(171,507)
Net change in unrealized appreciation (depreciation)	(81,286,476)
Net realized and unrealized loss	(48,977,903)
Decrease in net assets resulting from operations	$(43,925,191)
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$5,052,712	$5,197,947
Net realized gain	32,308,573	32,162,100
Net change in unrealized appreciation (depreciation)	(81,286,476)	43,165,680
Increase (decrease) in net assets resulting from operations	(43,925,191)	80,525,727
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(16,183,229)	(9,737,765)
Class C	(5,629,520)	(4,211,982)
Class I	(7,985,090)	(5,506,902)
Class R	(23,280)	(14,299)
Class R6	(9,433)	(6,088)
Class W	(2,578,721)	(1,996,127)
Total distributions	(32,409,273)	(21,473,163)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,429,461	56,815,784
Reinvestment of distributions	31,801,101	20,913,843
	72,230,562	77,729,627
Cost of shares redeemed	(59,034,754)	(82,561,537)
Net increase (decrease) in net assets resulting from capital share transactions	13,195,808	(4,831,910)
Net increase (decrease) in net assets	(63,138,656)	54,220,654
NET ASSETS:
Beginning of year or period	408,689,766	354,469,112
End of year or period	$345,551,110	$408,689,766

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-22+	8.53	0.10 •	(0.98)	(0.88)	0.23	0.44	—	0.67	—	6.98	(11.17)	0.67	0.67	0.67	2.61	177,929	28
10-31-21	7.30	0.11 •	1.58	1.69	0.46	—	—	0.46	—	8.53	23.41	0.69	0.60	0.60	1.35	191,360	33
10-31-20	7.68	0.17	(0.09)	0.08	0.21	—	0.25	0.46	—	7.30	1.19	0.66	0.60	0.60	2.27	151,538	30
10-31-19	7.71	0.17	0.46	0.63	0.09	0.35	0.22	0.66	—	7.68	8.64	0.62	0.62	0.62	2.09	172,864	44
10-31-18	8.41	0.17	(0.41)	(0.24)	0.20	0.09	0.17	0.46	—	7.71	(3.12)	0.62	0.62	0.62	1.94	176,765	80
10-31-17	8.01	0.14 •	0.73	0.87	0.13	0.13	0.21	0.47	—	8.41	11.17	0.62	0.66	0.66	1.73	174,532	37
Class C
04-30-22+	8.84	0.08•	(1.03)	(0.95)	0.20	0.44	—	0.64	—	7.25	(11.50)	1.42	1.42	1.42	1.95	60,798	28
10-31-21	7.57	0.06•	1.62	1.68	0.41	—	—	0.41	—	8.84	22.42	1.44	1.35	1.35	0.67	84,713	33
10-31-20	7.95	0.12	(0.09)	0.03	0.16	—	0.25	0.41	—	7.57	0.51	1.41	1.35	1.35	1.59	86,216	30
10-31-19	7.98	0.11	0.47	0.58	0.04	0.35	0.22	0.61	—	7.95	7.69	1.37	1.37	1.37	1.39	114,650	44
10-31-18	8.70	0.10	(0.41)	(0.31)	0.15	0.09	0.17	0.41	—	7.98	(3.79)	1.37	1.37	1.37	1.23	139,261	80
10-31-17	8.29	0.09•	0.74	0.83	0.08	0.13	0.21	0.42	—	8.70	10.29	1.37	1.41	1.41	1.01	156,353	37
Class I
04-30-22+	8.48	0.12•	(0.98)	(0.86)	0.24	0.44	—	0.68	—	6.94	(10.98)	0.43	0.38	0.38	2.96	82,947	28
10-31-21	7.26	0.14•	1.56	1.70	0.48	—	—	0.48	—	8.48	23.76	0.44	0.29	0.29	1.69	98,557	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	0.41	0.32	0.32	2.59	84,083	30
10-31-19	7.68	0.19	0.45	0.64	0.11	0.35	0.22	0.68	—	7.64	8.88	0.38	0.38	0.38	2.38	103,731	44
10-31-18	8.38	0.19	(0.41)	(0.22)	0.22	0.09	0.17	0.48	—	7.68	(2.86)	0.33	0.36	0.36	2.21	122,271	80
10-31-17	7.99	0.17•	0.71	0.88	0.15	0.13	0.21	0.49	—	8.38	11.40	0.32	0.35	0.35	2.03	125,078	37
Class R
04-30-22+	8.56	0.09•	(0.98)	(0.89)	0.22	0.44	—	0.66	—	7.01	(11.27)	0.92	0.92	0.92	2.40	258	28
10-31-21	7.32	0.09•	1.58	1.67	0.43	—	—	0.43	—	8.56	23.13	0.94	0.85	0.85	1.07	296	33
10-31-20	7.69	0.15	(0.08)	0.07	0.19	—	0.25	0.43	—	7.32	0.99	0.91	0.85	0.85	2.12	282	30
10-31-19	7.71	0.14	0.47	0.61	0.06	0.35	0.22	0.63	—	7.69	8.44	0.87	0.87	0.87	1.78	353	44
10-31-18	8.40	0.14	(0.40)	(0.26)	0.17	0.09	0.17	0.43	—	7.71	(3.29)	0.87	0.87	0.87	1.82	280	80
10-31-17	8.00	0.13•	0.72	0.85	0.11	0.13	0.21	0.45	—	8.40	10.86	0.87	0.90	0.90	1.59	348	37
Class R6
04-30-22+	8.47	0.11•	(0.97)	(0.86)	0.24	0.44	—	0.68	—	6.93	(11.00)	1.03	0.38	0.38	2.90	106	28
10-31-21	7.26	0.12•	1.57	1.69	0.48	—	—	0.48	—	8.47	23.62	1.05	0.29	0.29	1.40	119	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	1.02	0.32	0.32	2.38	64	30
10-31-19	7.69	0.15•	0.48	0.63	0.11	0.35	0.22	0.68	—	7.64	8.74	0.98	0.38	0.38	1.95	45	44
02-28-18(5) - 10-31-18	8.32	0.08•	(0.39)	(0.31)	0.15	—	0.17	0.32	—	7.69	(3.86)	0.91	0.38	0.38	1.51	3	80
Class W
04-30-22+	8.44	0.12•	(0.98)	(0.86)	0.24	0.44	—	0.68	—	6.90	(11.04)	0.42	0.42	0.42	3.14	23,513	28
10-31-21	7.24	0.14•	1.54	1.68	0.48	—	—	0.48	—	8.44	23.54	0.44	0.35	0.35	1.66	33,646	33
10-31-20	7.62	0.18	(0.08)	0.10	0.23	—	0.25	0.48	—	7.24	1.54	0.41	0.35	0.35	2.50	32,287	30
10-31-19	7.67	0.18	0.45	0.63	0.11	0.35	0.22	0.68	—	7.62	8.76	0.37	0.37	0.37	2.36	34,984	44
10-31-18	8.36	0.18	(0.39)	(0.21)	0.22	0.09	0.17	0.48	—	7.67	(2.74)	0.37	0.37	0.37	2.22	37,285	80
10-31-17	7.97	0.17•	0.71	0.88	0.15	0.13	0.21	0.49	—	8.36	11.42	0.37	0.41	0.41	2.02	43,246	37
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of the Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series. This report is for Voya Global Diversified Payment Fund (“Global Diversified Payment” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares 10 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid monthly by the Fund with payments adjusted once a year each January. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
The Fund’s MPP is designed to make level payments once per month throughout each calendar year. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular year generally will increase or decrease each January based on the Fund’s performance over the previous three years.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2022, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $2,892,333 which represents the gross payments to be received on open purchased OTC options, forward foreign currency contracts and total return swaps were they to be unwound as of April 30, 2022. There was no collateral pledged to the Fund at April 30, 2022.
The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
The Fund had a liability position of $4,625,273 on open forward foreign currency contracts, total return swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2022, the Fund could have been required to pay this amount in cash to its counterparties. The Fund pledged $3,530,000 in cash collateral at April 30, 2022 for its open OTC derivative transactions.
G.  Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S.
dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended April 30, 2022, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts as part of its tactical currency strategy.
During the period ended April 30, 2022, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $48,822,249 and $48,566,351, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2022.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2022, the Fund used futures to enact tactical positions and to provide the Fund with greater liquidity. The Fund had purchased and sold futures contracts on various equity indices. The Fund also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2022, the Fund had an average notional value on futures contracts purchased and sold of $45,397,217 and $45,596,319, respectively. Please refer to the tables within the Portfolio of Investments for open futures at April 30, 2022.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended April 30, 2022, the Fund has purchased and written options on equity indices in an attempt to manage the Fund’s exposure to a certain equity market and to generate income from option premiums as a means of enhancing payments to shareholders and reducing volatility. Because the performance of the indices underlying each call option are expected to correlate closely with the performance of one or more of the affiliated Underlying Funds, during the term of each call option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such affiliated Underlying Funds. Thus, the Fund’s option strategy may limit the Fund’s ability to benefit from appreciation of the affiliated Underlying Funds. At the same time, the premium received in connection with the sale of call options may partially offset potential declines in value of the affiliated Underlying Funds during periods of declining markets.
During the period ended April 30, 2022, the Fund had an average notional value on purchased and written equity options of $5,200,663 and $26,135,465, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written equity options at April 30, 2022.
I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended April 30, 2022, the Fund entered into total return swaps on custom equity indices with an average notional amount of $64,005,343 and $23,465,702 on receiver and payer total return swaps, respectively. Please refer to the tables within the Portfolio of Investments for open total return swaps at April 30, 2022.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were: $107,763,149 and $121,479,041, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except Class I, Class R6 and Class W) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A, Class C and Class R shares pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rates of 0.25%, 1.00% and 0.50%, respectively.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2022, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$23,688	$—
Contingent Deferred Sales Charges:	$—	$824
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2022, the following direct or indirect, affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Institutional Trust Company	5.44%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2022, the per account fees for affiliated recordkeeping services paid by the Fund were $6,484.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1):
Class A	Class C	Class I	Class R	Class R6	Class W
1.16%	1.91%	0.85%	1.41%	0.85%	0.91%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of April 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
April 30,
2023	2024	2025	Total
$—	$409,151	$147,063	$556,214
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2022, are as follows:
	April 30,
	2023	2024	2025	Total
Class I	$3,708	$60,526	$53,952	$118,186
Class R6	250	453	705	1,408
The Expense Limitation Agreement is contractual through March 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended April 30, 2022 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
7	$1,062,429	1.51%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2022	3,398,166	—	1,961,985	(2,312,690)	3,047,461	27,488,932	—	15,715,965	(18,096,949)	25,107,948
10/31/2021	4,232,207	—	1,116,347	(3,664,359)	1,684,195	35,529,633	—	9,299,997	(30,529,183)	14,300,447
Class C
4/30/2022	317,863	—	670,391	(2,189,018)	(1,200,764)	2,630,210	—	5,594,142	(18,437,184)	(10,212,832)
10/31/2021	490,830	—	481,937	(2,781,231)	(1,808,464)	4,255,954	—	4,155,060	(24,029,927)	(15,618,913)
Class I
4/30/2022	1,280,422	—	997,582	(1,944,923)	333,081	10,008,265	—	7,939,572	(15,167,789)	2,780,048
10/31/2021	1,765,465	—	661,894	(2,385,215)	42,143	14,684,896	—	5,478,177	(19,736,233)	426,840
Class R
4/30/2022	1,678	—	2,890	(2,339)	2,229	13,242	—	23,280	(17,708)	18,814
10/31/2021	3,641	—	1,712	(9,268)	(3,914)	30,414	—	14,299	(74,708)	(29,996)
Class R6
4/30/2022	5,751	—	1,186	(5,652)	1,285	44,031	—	9,433	(43,262)	10,202
10/31/2021	9,372	—	734	(4,885)	5,221	77,583	—	6,088	(40,898)	42,774
Class W
4/30/2022	30,905	—	317,109	(928,001)	(579,987)	244,781	—	2,518,709	(7,271,862)	(4,508,372)
10/31/2021	272,496	—	237,913	(987,392)	(476,983)	2,237,304	—	1,960,222	(8,150,589)	(3,953,062)
17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, wash sale deferrals and distributions in connection with redemption of fund shares. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended October 31, 2021		Year Ended October 31, 2020
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$8,804,514	$12,668,649	$10,461,963	$12,684,234
The tax-basis components of distributable earnings as of October 31, 2021 were:
Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
$16,279,650	$35,045,409	$(2,062,686)	$49,262,373
At October 31, 2021, the Fund did not have any capital loss carryovers for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On
March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2022, the Fund declared dividends of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0380	June 1, 2022	May 27, 2022
Class C	$0.0340	June 1, 2022	May 27, 2022
Class I	$0.0400	June 1, 2022	May 27, 2022
Class R	$0.0360	June 1, 2022	May 27, 2022
Class R6	$0.0400	June 1, 2022	May 27, 2022
Class W	$0.0400	June 1, 2022	May 27, 2022
Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.1%
58,268	iShares 20+ Year Treasury Bond ETF	$6,960,113	2.0
103,692	iShares Core S&P Small-Cap ETF	10,309,059	3.0
87,602	iShares Russell 1000 Growth ETF	21,352,987	6.2
141,851	Vanguard Global ex-U.S. Real Estate ETF	6,902,470	2.0
98,492	Vanguard Real Estate ETF	10,237,258	2.9
	Total Exchange-Traded Funds (Cost $61,560,613)	55,761,887	16.1
MUTUAL FUNDS: 82.3%
	Affiliated Investment Companies: 67.4%
1,214,372	Voya Floating Rate Fund - Class I	10,795,767	3.1
3,099,581	Voya Global Bond Fund - Class R6	24,672,663	7.1
977,799	Voya High Yield Bond Fund - Class R6	7,108,600	2.1
5,450,125	Voya Intermediate Bond Fund - Class R6	49,923,145	14.4
1,188,408	Voya Large Cap Value Fund - Class R6	15,520,608	4.5
319,730 (1)	Voya MidCap Opportunities Fund - Class R6	6,752,708	2.0
1,449,626	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,959,900	4.0
2,937,492	Voya Multi-Manager International Equity Fund - Class I	27,524,297	8.0
5,139,633	Voya Multi-Manager International Factors Fund - Class I	45,228,769	13.1
721,093	Voya Multi-Manager Mid Cap Value Fund - Class I	6,900,858	2.0
763,145	Voya Short Term Bond Fund - Class R6	7,249,876	2.1
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,538,170	Voya U.S. High Dividend Low Volatility Fund - Class R6	$17,289,029	5.0
		232,926,220	67.4

	Unaffiliated Investment Companies: 14.9%
1,132,092	TIAA-CREF S&P 500 Index Fund - Institutional Class	51,363,017	14.9
	Total Mutual Funds (Cost $319,915,136)	284,289,237	82.3
PURCHASED OPTIONS(2): 0.0%
	Total Purchased Options (Cost $52,168)	52,168	0.0
	Total Long-Term Investments (Cost $381,527,917)	340,103,292	98.4
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,074,434 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $1,074,434)	1,074,434	0.3
	Total Short-Term Investments (Cost $1,074,434)	1,074,434	0.3
	Total Investments in Securities (Cost $382,602,351)	$341,177,726	98.7
	Assets in Excess of Other Liabilities	4,373,384	1.3
	Net Assets	$345,551,110	100.0

(1)
Non-income producing security.

(2)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(3)
Rate shown is the 7-day yield as of April 30, 2022.

See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,761,887	$—	$—	$55,761,887
Mutual Funds	284,289,237	—	—	284,289,237
Purchased Options	—	52,168	—	52,168
Short-Term Investments	1,074,434	—	—	1,074,434
Total Investments, at fair value	$341,125,558	$52,168	$—	$341,177,726
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,961,525	—	1,961,525
Futures	1,826,499	—	—	1,826,499
OTC Swaps	—	878,640	—	878,640
Total Assets	$342,952,057	$2,892,333	$—	$345,844,390
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,123,755)	$—	$(2,123,755)
Futures	(3,124,456)	—	—	(3,124,456)
OTC Swaps	—	(1,985,748)	—	(1,985,748)
Written Options	—	(515,770)	—	(515,770)
Total Liabilities	$(3,124,456)	$(4,625,273)	$—	$(7,749,729)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended April 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 4/30/22	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$12,411,899	$213,382	$(1,587,704)	$(241,810)	$10,795,767	$213,382	$(19,145)	$—
Voya Global Bond Fund - Class R6	28,832,501	979,297	(1,310,089)	(3,829,046)	24,672,663	229,399	(28,715)	—
Voya High Yield Bond Fund - Class R6	41,374,501	615,922	(32,513,399)	(2,368,424)	7,108,600	615,922	710,443	—
Voya Intermediate Bond Fund - Class R6	41,331,454	32,344,994	(17,974,990)	(5,778,313)	49,923,145	501,705	(394,907)	—
Voya Large Cap Value Fund - Class R6	18,538,116	2,320,463	(2,782,151)	(2,555,820)	15,520,608	102,357	76,559	2,218,106
Voya MidCap Opportunities Fund - Class R6	8,350,171	2,100,035	(182,191)	(3,515,307)	6,752,708	—	16,787	1,343,576
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,153,925	6,624,450	(135,456)	(4,683,019)	13,959,900	250,570	(1,863)	1,681,854
Voya Multi-Manager International Equity Fund - Class I	32,730,073	7,397,092	(349,581)	(12,253,289)	27,524,297	449,937	31,645	5,546,479
Voya Multi-Manager International Factors Fund - Class I	53,072,307	7,290,930	(3,030,508)	(12,103,960)	45,228,769	2,165,196	(34,409)	5,125,733
Voya Multi-Manager Mid Cap Value Fund - Class I	8,165,013	1,155,911	(779,660)	(1,640,406)	6,900,858	104,666	(7,159)	1,051,245
Voya Short Term Bond Fund - Class R6	—	7,544,530	(208,145)	(86,509)	7,249,876	10,583	(872)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	18,563,376	5,889,518	(2,244,402)	(4,919,463)	17,289,029	201,029	82,294	4,480,087
	$275,523,336	$74,476,524	$(63,098,276)	$(53,975,366)	$232,926,220	$4,844,746	$430,658	$21,447,080
See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,909,087	NZD 10,000,000	Bank of America N.A.	05/04/22	$453,090
USD 11,544,676	AUD 15,400,000	BNP Paribas	05/04/22	663,619
JPY 1,246,700,000	USD 10,177,335	BNP Paribas	05/06/22	(569,762)
USD 10,463,704	SGD 14,200,000	Citibank N.A.	05/04/22	195,823
CHF 3,300,000	USD 3,568,998	Goldman Sachs International	05/04/22	(176,389)
SEK 77,800,000	USD 8,314,479	Goldman Sachs International	05/04/22	(391,229)
USD 7,064,023	NOK 61,800,000	Goldman Sachs International	05/04/22	475,072
EUR 19,600,000	USD 21,664,339	Morgan Stanley Capital Services LLC	05/04/22	(986,375)
USD 6,634,817	CAD 8,300,000	Morgan Stanley Capital Services LLC	05/04/22	173,921
				$(162,230)
At April 30, 2022, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	30	06/13/22	$7,355,625	$(38,136)
S&P 500® E-Mini	215	06/17/22	44,370,625	(2,679,361)
			$51,726,250	$(2,717,497)
Short Contracts:
Euro STOXX 50® Index	(469)	06/17/22	(18,484,708)	(406,959)
MSCI EAFE Index	(35)	06/17/22	(3,494,050)	60,664
MSCI Emerging Markets Index	(327)	06/17/22	(17,288,490)	1,404,350
Tokyo Price Index (TOPIX)	(89)	06/09/22	(13,050,819)	361,485
			$(52,318,067)	$1,419,540
At April 30, 2022, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
S&P 500 Index	BNP Paribas	Call	05/31/22	USD 4,348.860	1,283	USD 5,301,266	$52,168	$52,168
							$52,168	$52,168
At April 30, 2022, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
S&P 500 Index	BNP Paribas	Call	05/31/22	USD 4,142.260	1,283	USD 5,301,266	$166,146	$(166,146)
S&P 500 Index	BNP Paribas	Call	05/31/22	USD 4,214.570	2,590	USD 10,701,699	209,753	(209,753)
S&P 500 Index	UBS AG	Call	05/31/22	USD 4,276.550	2,590	USD 10,701,699	139,871	(139,871)
							$515,770	$(515,770)
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	At Maturity	1-day SOFR + 0.25%	At Maturity	Goldman Sachs International	05/02/22	USD 15,100,722	$813,118	$—	$813,118
Receive	JPMorgan JPUSVCO1 Index(2)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 10,732,521	(26,521)	—	(26,521)
Receive	JPMorgan JPUSVCO2 Index(3)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 18,388,356	58,172	—	58,172
Receive	JPMorgan JPUSVCO2 Index(4)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 478,534	1,514	—	1,514
Receive	JPMorgan JPUSVCO1 Index(5)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 197,243	(488)	—	(488)
Receive	JPMorgan JPUSVCO1 Index(6)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 193,197	(477)	—	(477)
Receive	JPMorgan JPUSVCO2 Index(7)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/22	USD 293,393	928	—	928
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(8)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 190,382	(761)	—	(761)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(9)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 95,391	57	—	57
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(10)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 10,734,159	(42,929)	—	(42,929)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(11)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 7,863,675	4,732	—	4,732
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(12)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 198,343	119	—	119
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(13)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/22	USD 198,609	(794)	—	(794)
Receive	iShares S&P 500 Growth ETF	At Maturity	1-day SOFR + 0.30%	At Maturity	Wells Fargo	05/02/22	USD 15,103,464	(1,913,778)	—	(1,913,778)
								$(1,107,108)	$—	$(1,107,108)

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

(2)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$138,261	1.29%
Written Call Options
S&P 500® Index, Strike Price $4,610, expires 5/20/22	(2,391)	(0.02)%
Cash	10,596,651	98.73%
Total Notional Amount	$10,732,521	100%

(3)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$1,127,532	6.13%
Written Call Options
S&P 500® Index, Strike Price $4,465, expires 5/27/22	(45,097)	(0.25)%
Cash	17,305,921	94.12%
Total Notional Amount	$18,388,356	100%

(4)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$29,343	6.13%
Written Call Options
S&P 500® Index, Strike Price $4,465, expires 5/27/22	(1,174)	(0.25)%
Cash	450,365	94.12%
Total Notional Amount	$478,534	100%

(5)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$2,541	1.29%
Written Call Options
S&P 500® Index, Strike Price $4,610, expires 5/20/22	(44)	(0.02)%
Cash	194,746	98.73%
Total Notional Amount	$197,243	100%

(6)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$2,489	1.29%
Written Call Options
S&P 500® Index, Strike Price $4,610, expires 5/20/22	(43)	(0.02)%
Cash	190,751	98.73%
Total Notional Amount	$193,197	100%
See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

(7)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$17,990	6.13%
Written Call Options
S&P 500® Index, Strike Price $4,465, expires 5/27/22	(719)	(0.25)%
Cash	276,122	94.12%
Total Notional Amount	$293,393	100%

(8)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$4,524	2.38%
Written Call Options
S&P 500® Index, Strike Price $4,565, expires 5/20/22	(302)	(0.16)%
Cash	186,160	97.78%
Total Notional Amount	$190,382	100%

(9)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$5,662	5.94%
Written Call Options
S&P 500® Index, Strike Price $4,515, expires 05/20/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,530, expires 05/20/22	(2)	(0.00%)
S&P 500® Index, Strike Price $4,550, expires 05/20/22	(6)	(0.01%)
S&P 500® Index, Strike Price $4,565, expires 05/20/22	(5)	(0.01%)
S&P 500® Index, Strike Price $4,610, expires 05/20/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,615, expires 05/20/22	(6)	(0.01%)
S&P 500® Index, Strike Price $4,630, expires 05/20/22	(7)	(0.01%)
S&P 500® Index, Strike Price $4,655, expires 05/20/22	(4)	(0.00%)
S&P 500® Index, Strike Price $4,670, expires 05/20/22	(4)	(0.00%)
S&P 500® Index, Strike Price $4,675, expires 05/20/22	(7)	(0.01%)
S&P 500® Index, Strike Price $4,680, expires 05/20/22	(3)	(0.00%)
S&P 500® Index, Strike Price $4,690, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,700, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,710, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,730, expires 05/20/22	(0)	(0.00%)
S&P 500® Index, Strike Price $4,765, expires 05/20/22	(0)	(0.00%)
S&P 500® Index, Strike Price $4,375, expires 06/17/22	(75)	(0.08%)
S&P 500® Index, Strike Price $4,460, expires 06/17/22	(18)	(0.02%)
S&P 500® Index, Strike Price $4,465, expires 06/17/22	(18)	(0.02%)
S&P 500® Index, Strike Price $4,470, expires 06/17/22	(17)	(0.02%)
S&P 500® Index, Strike Price $4,555, expires 06/17/22	(18)	(0.02%)
S&P 500® Index, Strike Price $4,615, expires 06/17/22	(10)	(0.01%)
	(208)	(0.22%)
Cash	89,937	94.28%
Total Notional Amount	$95,391	100%
See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

(10)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$255,064	2.38%
Written Call Options
S&P 500® Index, Strike Price $4,565, expires 5/20/22	(17,027)	(0.16)%
Cash	10,496,122	97.78%
Total Notional Amount	$10,734,159	100%

(11)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$466,766	5.94%
Written Call Options
S&P 500® Index, Strike Price $4,515, expires 05/20/22	(224)	(0.00%)
S&P 500® Index, Strike Price $4,530, expires 05/20/22	(191)	(0.00%)
S&P 500® Index, Strike Price $4,550, expires 05/20/22	(469)	(0.01%)
S&P 500® Index, Strike Price $4,565, expires 05/20/22	(415)	(0.01%)
S&P 500® Index, Strike Price $4,610, expires 05/20/22	(276)	(0.00%)
S&P 500® Index, Strike Price $4,615, expires 05/20/22	(530)	(0.01%)
S&P 500® Index, Strike Price $4,630, expires 05/20/22	(565)	(0.01%)
S&P 500® Index, Strike Price $4,655, expires 05/20/22	(316)	(0.00%)
S&P 500® Index, Strike Price $4,670, expires 05/20/22	(293)	(0.00%)
S&P 500® Index, Strike Price $4,675, expires 05/20/22	(564)	(0.01%)
S&P 500® Index, Strike Price $4,680, expires 05/20/22	(272)	(0.00%)
S&P 500® Index, Strike Price $4,690, expires 05/20/22	(53)	(0.00%)
S&P 500® Index, Strike Price $4,700, expires 05/20/22	(47)	(0.00%)
S&P 500® Index, Strike Price $4,710, expires 05/20/22	(42)	(0.00%)
S&P 500® Index, Strike Price $4,730, expires 05/20/22	(34)	(0.00%)
S&P 500® Index, Strike Price $4,765, expires 05/20/22	(22)	(0.00%)
S&P 500® Index, Strike Price $4,375, expires 06/17/22	(6,178)	(0.08%)
S&P 500® Index, Strike Price $4,460, expires 06/17/22	(1,524)	(0.02%)
S&P 500® Index, Strike Price $4,465, expires 06/17/22	(1,487)	(0.02%)
S&P 500® Index, Strike Price $4,470, expires 06/17/22	(1,381)	(0.02%)
S&P 500® Index, Strike Price $4,555, expires 06/17/22	(1,460)	(0.02%)
S&P 500® Index, Strike Price $4,615, expires 06/17/22	(837)	(0.01%)
	(17,179)	(0.22%)
Cash	7,414,088	94.28%
Total Notional Amount	$7,863,675	100%
See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

(12)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$11,773	5.94%
Written Call Options
S&P 500® Index, Strike Price $4,515, expires 05/20/22	(6)	(0.00%)
S&P 500® Index, Strike Price $4,530, expires 05/20/22	(5)	(0.00%)
S&P 500® Index, Strike Price $4,550, expires 05/20/22	(12)	(0.01%)
S&P 500® Index, Strike Price $4,565, expires 05/20/22	(10)	(0.01%)
S&P 500® Index, Strike Price $4,610, expires 05/20/22	(7)	(0.00%)
S&P 500® Index, Strike Price $4,615, expires 05/20/22	(13)	(0.01%)
S&P 500® Index, Strike Price $4,630, expires 05/20/22	(14)	(0.01%)
S&P 500® Index, Strike Price $4,655, expires 05/20/22	(8)	(0.00%)
S&P 500® Index, Strike Price $4,670, expires 05/20/22	(7)	(0.00%)
S&P 500® Index, Strike Price $4,675, expires 05/20/22	(14)	(0.01%)
S&P 500® Index, Strike Price $4,680, expires 05/20/22	(7)	(0.00%)
S&P 500® Index, Strike Price $4,690, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,700, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,710, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,730, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,765, expires 05/20/22	(1)	(0.00%)
S&P 500® Index, Strike Price $4,375, expires 06/17/22	(156)	(0.08%)
S&P 500® Index, Strike Price $4,460, expires 06/17/22	(38)	(0.02%)
S&P 500® Index, Strike Price $4,465, expires 06/17/22	(38)	(0.02%)
S&P 500® Index, Strike Price $4,470, expires 06/17/22	(35)	(0.02%)
S&P 500® Index, Strike Price $4,555, expires 06/17/22	(37)	(0.02%)
S&P 500® Index, Strike Price $4,615, expires 06/17/22	(21)	(0.01%)
	(433)	(0.22%)
Cash	187,003	94.28%
Total Notional Amount	$198,343	100%

(13)
The following table represents the individual positions within the total return swap as of April 30, 2022:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/17/22	$4,719	2.38%
Written Call Options
S&P 500® Index, Strike Price $4,565, expires 5/20/22	(315)	(0.16)%
Cash	194,205	97.78%
Total Notional Amount	$198,609	100%

*
Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
JPY – Japanese Yen
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$52,168
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,961,525
Equity contracts	Variation margin receivable on futures contracts**	1,826,499
Equity contracts	Unrealized appreciation on OTC swap agreements	878,640
Total Asset Derivatives		$4,718,832
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,123,755
Equity contracts	Variation margin payable on futures contracts**	3,086,320
Interest contracts	Variation margin payable on futures contracts**	38,136
Equity contracts	Unrealized depreciation on OTC swap agreements	1,985,748
Equity contracts	Written options, at fair value	515,770
Total Liability Derivatives		$7,749,729

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$(121,667)	$—	$1,047,976	$(1,625,616)	$759,435	$60,128
Foreign exchange contracts	—	2,947,770	—	—	—	2,947,770
Interest rate contracts	—	—	1,010,650	—	—	1,010,650
Total	$(121,667)	$2,947,770	$2,058,626	$(1,625,616)	$759,435	$4,018,548
See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(3,026,065)	$(171,507)	$—	$(3,197,572)
Foreign exchange contracts	—	(1,222,940)	—	—	—	(1,222,940)
Interest rate contracts	—	—	(226,785)	—	—	(226,785)
Total	$—	$(1,222,940)	$(3,252,850)	$(171,507)	$—	$(4,647,297)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2022:
	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	UBS AG	Wells Fargo	Totals
Assets:
Purchased options	$—	$52,168	$—	$—	$—	$—	$—	$—	$—	$52,168
Forward foreign currency contracts	453,090	663,619	—	195,823	475,072	—	173,921	—	—	1,961,525
Total return swaps	—	—	—	—	813,118	60,614	4,908	—	—	878,640
Total Assets	$453,090	$715,787	$—	$195,823	$1,288,190	$60,614	$178,829	$—	$—	$2,892,333
Liabilities:
Forward foreign currency contracts	$—	$569,762	$—	$—	$567,618	$—	$986,375	$—	$—	$2,123,755
Total return swaps	—	—	—	—	—	27,486	44,484	—	1,913,778	1,985,748
Written options	—	375,899	—	—	—	—	—	139,871	—	515,770
Total Liabilities	$—	$945,661	$—	$—	$567,618	$27,486	$1,030,859	$139,871	$1,913,778	$4,625,273
Net OTC derivative instruments by counterparty, at fair value	$453,090	$(229,874)	$—	$195,823	$720,572	$33,128	$(852,030)	$(139,871)	$(1,913,778)	$(1,732,940)
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$852,030	$—	$1,320,000	$2,172,030
Net Exposure(1)(2)	$453,090	$(229,874)	$—	$195,823	$720,572	$33,128	$—	$(139,871)	$(593,778)	$439,090

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2022, the Fund had pledged $880,000 in cash collateral to Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2022 (Unaudited) (continued)

At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $384,304,714.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,569,827
Gross Unrealized Depreciation	(53,789,448)
Net Unrealized Depreciation	$(46,219,621)

See Accompanying Notes to Financial Statements
30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Diversified Payment Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7-8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, and the third quintile for the year-to-date, five-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year, five-year and ten-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of

33

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2022.

34

ADDITIONAL INFORMATION (Unaudited)

MANAGED PAYMENT POLICY
The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year by purchasing the number of shares that will translate into their target monthly payment amount.
For the calendar year 2022, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares and $0.040 per share for Class W shares. The level monthly payment amount for calendar year 2022 will be the product of: (i) the annual payment rate (“Annual Payment Rate”) of 6.22% for Class A shares, 5.32% for Class C shares, 6.53% for Class I shares, 5.87% for Class R shares, 6.53% for Class R6 shares and 6.47% for Class W shares, divided by 12; and (ii) the trailing average account value (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $380 from their holdings in Class A shares, $340 from their holdings in Class C shares, $400 from their holdings in Class I shares, $360 from holdings in Class R shares, $400 from holdings in Class R6 shares and $400 from holdings in Class W shares from the Fund during 2022.
The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund’s Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual Payment Rate determined by the Fund’s Sub-Adviser; and (ii) the Fund’s performance over the previous three years.
Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on: (i) the Annual Payment Rate, for the Fund’s shares; and (ii) the Trailing Average Account Value, which will vary for the Fund’s shares.
While the Fund’s level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.
Please note that the Fund’s Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund’s current NAV per share or a fixed percentage of a shareholder’s current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the Managed Payment Policy) times the number of shares they own on the record date.
MONTHLY PAYMENTS AND ADDITIONAL DISTRIBUTIONS
In each calendar year, the Fund’s 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive 12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.
The Fund generally expects to distribute to shareholders substantially all of its net income, as well as substantially all of its net capital gains. In addition to these regular monthly payments, an additional distribution may be made in December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions (“Special Distributions”) are not factored into the Fund’s managed payment objectives, each Special Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special Distribution are included in the calculation of the Trailing Average Account Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.
RETURN OF CAPITAL
Pursuant to the Fund’s Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month, the Fund will

35

ADDITIONAL INFORMATION (Unaudited) (continued)

provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling or exchanging the shares.

36

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163309         (0422-062222)

Semi-Annual Report
April 30, 2022
Classes A, I, and W
International Fund
■
Voya Russia Fund*

*
Effective May 4, 2022, the fund is in liquidation and will not engage in any business or investment activities except for purposes of winding up its affairs. The fund is closed to new investments and has suspended redemptions. The fund will remain in existence at least until December 31, 2023, to allow the fund to sell the securities and depository receipts, if that should become possible; the fund may be terminated sooner if all the securities have been sold before that date.

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

shareholder expense example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2022*

Class A	$1,000.00	$82.20	1.95%	$5.23	$1,000.00	$1,015.12	1.95%	$9.74
Class I	1,000.00	82.30	1.59	4.27	1,000.00	1,016.91	1.59	7.95
Class W	1,000.00	82.30	1.70	4.56	1,000.00	1,016.36	1.70	8.50

*
Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value*	$—
Short-term investments at fair value†	7,071,930
Receivables:
Dividends	1,593
Prepaid expenses	19,990
Reimbursement due from Investment Adviser	9,171
Other assets	6,822
Total assets	7,109,506
LIABILITIES:
Payable for fund shares redeemed	5,036
Payable for investment management fees	7,845
Payable for distribution and shareholder service fees	1,408
Payable to trustees under the deferred compensation plan (Note 7)	6,822
Payable for trustee fees	137
Other accrued expenses and liabilities	52,807
Total liabilities	74,055
NET ASSETS	$7,035,451
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$53,160,792
Total distributable loss	(46,125,341)
NET ASSETS	$7,035,451
* Cost of investments in securities	$46,117,703
† Cost of short-term investments	$7,071,930
Class A
Net assets	$6,821,015
Shares authorized	unlimited
Par value	$—
Shares outstanding	2,217,317
Net asset value and redemption price per share††	$3.08
Maximum offering price per share (5.75%)(1)	$3.27
Class I
Net assets	$187,020
Shares authorized	unlimited
Par value	$—
Shares outstanding	60,443
Net asset value and redemption price per share	$3.09
Class W
Net assets	$27,416
Shares authorized	unlimited
Par value	$—
Shares outstanding	8,914
Net asset value and redemption price per share	$3.08

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

††
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
2

STATEMENT OF OPERATIONS for the six months ended April 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,008,704
Securities lending income, net	88
Total investment income	1,008,792
EXPENSES:
Investment management fees	367,703
Distribution and shareholder service fees:
Class A	65,917
Transfer agent fees:
Class A	37,521
Class I	223
Class W	185
Shareholder reporting expense	1,184
Registration fees	23,689
Professional fees	4,670
Custody and accounting expense	33,221
Trustee fees	687
Miscellaneous expense	3,286
Total expenses	538,286
Waived and reimbursed fees	(9,171)
Net expenses	529,115
Net investment income	479,677
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,149,828
Foreign currency related transactions	(29,349)
Net realized gain	1,120,479
Net change in unrealized appreciation (depreciation) on:
Investments	(83,963,943)
Foreign currency related transactions	(1,093)
Net change in unrealized appreciation (depreciation)	(83,965,036)
Net realized and unrealized loss	(82,844,557)
Decrease in net assets resulting from operations	$(82,364,880)
* Foreign taxes withheld	$143,449
See Accompanying Notes to Financial Statements
3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:
Net investment income	$479,677	$2,483,958
Net realized gain	1,120,479	7,716,900
Net change in unrealized appreciation (depreciation)	(83,965,036)	27,377,049
Increase (decrease) in net assets resulting from operations	(82,364,880)	37,577,907
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,072,890)	(6,230,783)
Class I	(281,230)	(186,907)
Class W	(48,859)	(24,773)
Total distributions	(10,402,979)	(6,442,463)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,639,449	3,929,991
Reinvestment of distributions	9,709,406	6,003,034
	12,348,855	9,933,025
Redemption fee proceeds (Note 4)	10,760	6,160
Cost of shares redeemed	(6,484,553)	(9,587,792)
Net increase in net assets resulting from capital share transactions	5,875,062	351,393
Net increase (decrease) in net assets	(86,892,797)	31,486,837
NET ASSETS:
Beginning of year or period	93,928,248	62,441,411
End of year or period	$7,035,451	$93,928,248

See Accompanying Notes to Financial Statements
4

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-22+	42.85	0.21•	(35.20)	(34.99)	1.25	3.53	—	4.78	—	3.08	(91.78)	1.99	1.95	1.95	1.75	6,821	10
10-31-21	28.76	1.11•	15.99	17.10	0.95	2.06	—	3.01	—	42.85	63.13	1.95	1.95	1.95	3.12	90,848	39
10-31-20	37.47	0.98•	(6.50)	(5.52)	1.68	1.51	—	3.19	—	28.76	(16.56)	1.87	1.87	1.87	3.00	60,598	55
10-31-19	29.71	1.48•	7.04	8.52	0.76	—	—	0.76	—	37.47	29.52	2.02	2.00	2.00	4.52	83,473	36
10-31-18	29.30	0.82•	0.39	1.21	0.80	—	—	0.80	—	29.71	4.14	2.15	2.00	2.00	2.70	72,854	34
10-31-17	24.35	0.64	4.75	5.39	0.44	—	—	0.44	—	29.30	22.29	2.08	2.00	2.00	2.34	79,896	25
Class I
04-30-22+	43.07	0.25•	(35.31)	(35.06)	1.39	3.53	—	4.92	—	3.09	(91.77)	1.63	1.59	1.59	2.12	187	10
10-31-21	28.89	1.17•	16.12	17.29	1.05	2.06	—	3.11	—	43.07	63.66	1.59	1.59	1.59	3.25	2,681	39
10-31-20	37.65	0.89•	(6.34)	(5.45)	1.80	1.51	—	3.31	—	28.89	(16.35)	1.58	1.58	1.58	2.65	1,603	55
10-31-19	29.83	1.56•	7.08	8.64	0.82	—	—	0.82	—	37.65	29.89	1.70	1.70	1.70	4.70	3,551	36
10-31-18	29.48	0.72•	0.53	1.25	0.90	—	—	0.90	—	29.83	4.25	1.80	1.75	1.75	2.34	2,950	34
10-31-17	24.51	0.65•	4.83	5.48	0.51	—	—	0.51	—	29.48	22.56	1.72	1.72	1.72	2.38	6,331	25
Class W
04-30-22+	42.92	0.24•	(35.20)	(34.96)	1.35	3.53	—	4.88	—	3.08	(91.77)	1.74	1.70	1.70	1.93	27	10
10-31-21	28.81	1.21•	15.99	17.20	1.03	2.06	—	3.09	—	42.92	63.50	1.70	1.70	1.70	3.38	399	39
10-31-20	37.54	1.10•	(6.55)	(5.45)	1.77	1.51	—	3.28	—	28.81	(16.39)	1.62	1.62	1.62	3.38	240	55
10-31-19	29.78	1.34•	7.25	8.59	0.83	—	—	0.83	—	37.54	29.80	1.77	1.75	1.75	4.14	284	36
10-31-18	29.39	0.80•	0.45	1.25	0.86	—	—	0.86	—	29.78	4.28	1.90	1.75	1.75	2.62	362	34
10-31-17	24.35	1.07•	4.47	5.54	0.50	—	—	0.50	—	29.39	22.93	1.83	1.75	1.75	3.95	613	25

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
5

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series. This report is for Voya Russia Fund (“Russia” or the “Fund”), a non-diversified series of the Trust.
Russia’s large-scale invasion of Ukraine on February 24, 2022 has created circumstances that significantly impacted the Fund’s operations. The combination of market closures, Western sanctions, retaliatory Russian sanctions, and capital controls as a result of Russia's invasion have rendered virtually all of the Fund's investments in equity securities, including depositary receipts, illiquid. As a result, the fair value of Russian securities held by the Fund were valued at $0 since a short time after the invasion began (see Note 2.A for additional information on security valuation procedures). Effective February 28, 2022, the Fund is closed to new investments. Effective May 4, 2022, the Fund suspended redemptions and is in liquidation. Please see Note 17 for more information.
The Fund offers the following classes of shares: Class A, Class I, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware
limited liability company, provides certain consulting services for the Investment Adviser. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
H. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were: $6,782,201 and $15,314,879 respectively.
NOTE 4 — REDEMPTION FEES
A 2% redemption fee is charged on shares of the Fund that are redeemed (including in connection with an exchange) within 365 days or less from their date of purchase. The redemption fee is recorded as an addition to paid-in capital. Total redemption fee proceeds for the period ended April 30, 2022 and the year ended October 31, 2021 were $10,760 and $6,160, respectively, and are reflected in the accompanying Statements of Changes in Net Assets.
NOTE 5 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 1.35% of the Fund’s average daily net assets of the Fund.
The Investment Adviser has entered into a sub-advisory agreement with NNIP Advisors B.V. (“NNIP Advisors”)(1). NNIP Advisors provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine NNIP Advisors manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

(1)
Effective April 11, 2022, the Investment Adviser entered into a new sub-advisory agreement with NNIP Advisors due to the acquisition of NNIP Advisors by Goldman Sachs Asset Management, L.P. The new sub-advisory agreement includes the same terms and same portfolio management team as the previous agreement.

NOTE 6 — DISTRIBUTION AND SERVICE FEE
Class A of the Fund has a plan (the “Plan”), whereby the Distributor is reimbursed or compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 6 — DISTRIBUTION AND SERVICE FEE (continued)

shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rates of 0.25%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended April 30, 2022, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$184
Contingent Deferred Sales Charges:	—
NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2022, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2022, the Fund did not pay any amounts for affiliated recordkeeping services.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)
with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Class A	Class I	Class W
2.15%	1.90%	1.90%
Pursuant to a side letter agreement, through March 1, 2023, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
Class A	Class I	Class W
2.00%	1.75%	1.75%
Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of April 30, 2022, the Fund did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through March 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
During the period ended April 30, 2022, the Investment Adviser voluntarily waived and/or reimbursed $9,171 of fees and expenses.
NOTE 9 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended April 30, 2022.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2022	85,540	—	281,133	(269,563)	97,110	2,255,027	—	9,389,847	(5,881,474)	5,774,125
10/31/2021	85,711	—	183,186	(255,420)	13,477	3,095,962	—	5,797,834	(8,848,903)	51,010
Class I
4/30/2022	9,536	—	8,069	(19,409)	(1,804)	251,163	—	270,700	(504,673)	17,221
10/31/2021	21,765	—	5,688	(20,683)	6,770	787,441	—	180,427	(701,893)	265,989
Class W
4/30/2022	3,770	—	1,464	(5,628)	(394)	133,259	—	48,859	(98,406)	83,716
10/31/2021	1,195	—	783	(1,015)	963	46,588	—	24,773	(36,996)	34,394
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
At April 30, 2022, the Fund did not have any outstanding securities on loan.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended October 31, 2021		Year Ended October 31, 2020
Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
$2,037,318	$4,405,145	$3,909,035	$3,482,955
The tax-basis components of distributable earnings as of October 31, 2021 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
$3,514,393	$5,605,422	$37,529,646	$(6,943)	$46,642,518
At October 31, 2021, the Fund did not have any capital loss carryovers for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
Please see Note 1 for more information regarding the Fund's investments in Russian securities.
NOTE 15 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has adversely affected global energy and financial markets and has impacted the value of the Fund's investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Liquidation: Effective May 4, 2022, the Fund is in liquidation and will not engage in any business or investment activities except for purposes of winding up its affairs. The Fund is closed to new investments and has suspended redemptions pursuant to an order of the SEC. Also effective May 4, 2022, the Investment Adviser is fully waiving the contractual management fee of 1.35%, the Expense Limitation Agreement has terminated and the 0.25% Distribution and/or Service Fee for Class A shares has been eliminated. The Fund made an initial liquidating distribution to shareholders of available cash, less a reserve to cover operating and liquidation expenses, on May 13, 2022.
The Fund will remain in existence at least until December 31, 2023, to allow the Fund to sell the securities and depository receipts, if that should become possible; the Fund may be terminated sooner if all the securities have been sold before that date. After December 31, 2023, the Fund may be terminated at any time, even if the Russian securities and depositary receipts have not been sold. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale and the distribution.
Dividends: Subsequent to April 30, 2022, the Fund declared liquidating distributions of:
	Per Share Amount	Payable Date	Record Date
Class A	$2.5204	May 13, 2022	May 12, 2022
Class I	$2.5204	May 13, 2022	May 12, 2022
Class W	$2.5204	May 13, 2022	May 12, 2022
Line of Credit: Effective June 13, 2022, the Fund is no longer a party to the Credit Agreement.

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2022 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: —%
Communication Services: —%
310,000 (1)	Mobile TeleSystems PJSC ADR	$—	—
73,700 (1)(2)	Yandex NV	—	—
		—	—
Consumer Staples: —%
40,000 (1)	Magnit OJSC	—	—
98,200 (1)	X5 Retail Group N.V. - FIVEL GDR	—	—
		—	—
Energy: —%
1,967,553 (1)	Gazprom PJSC	—	—
40,000 (1)	Lukoil PJSC ADR	—	—
37,800 (1)	Lukoil PJSC	—	—
12,450 (1)	Novatek PJSC GDR	—	—
146,000 (1)	Novatek PJSC	—	—
1,900,000 (1)	Sovcomflot PJSC	—	—
420,000 (1)	Tatneft PJSC	—	—
		—	—
Financials: —%
800,000 (1)(2)	Renaissance Insurance Group JSC	—	—
1,085,000 (1)(3)	Sberbank of Russia PJSC	—	—
2,800,000,000 (1)(2)(3)	VTB Bank PJSC	—	—
		—	—
Industrials: —%
2,700,000 (1)(2)	Aeroflot PJSC	—	—

Materials: —%
1,655,000 (1)	Alrosa PJSC	—	—
11,000 (1)	MMC Norilsk Nickel OJSC	—	—
36,100 (1)	PhosAgro PJSC	—	—
3,000,000 (1)(4)	Segezha Group PJSC	—	—
		—	—
	Total Common Stock (Cost $41,790,891)	—	—
PREFERRED STOCK: —%
Energy: —%
410,000 (1)	Tatneft	—	—
800 (1)	Transneft PJSC	—	—
		—	—
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Financials: —%
310,000 (1)(3)	Sberbank of Russia	$—	—
	Total Preferred Stock (Cost $4,326,812)	—	—
	Total Long-Term Investments (Cost $46,117,703)	—	—
SHORT-TERM INVESTMENTS: 100.5%
	Mutual Funds: 100.5%
7,071,930 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $7,071,930)	7,071,930	100.5
	Total Short-Term Investments (Cost $7,071,930)	7,071,930	100.5
	Total Investments in Securities (Cost $53,189,633)	$7,071,930	100.5
	Liabilities in Excess of Other Assets	(36,479)	(0.5)
	Net Assets	$7,035,451	100.0

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
Non-income producing security.

(3)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2022, the Fund held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Rate shown is the 7-day yield as of April 30, 2022.

See Accompanying Notes to Financial Statements
16

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$—	$—	$—	$—
Consumer Staples	—	—	—	—
Energy	—	—	—	—
Financials	—	—	—	—
Industrials	—	—	—	—
Materials	—	—	—	—
Total Common Stock	—	—	—	—
Preferred Stock	—	—	—	—
Short-Term Investments	7,071,930	—	—	7,071,930
Total Investments, at fair value	$7,071,930	$—	$—	$7,071,930

(1)
For the period ended April 30, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. During the period ended April 30, 2022, securities valued at $56,114,077 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At April 30, 2022, Voya Russia Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia	3/4/2021	$1,073,627	$—
Sberbank of Russia PJSC	8/9/2016	3,060,253	—
VTB Bank PJSC	5/5/2021	1,952,315	—
		$6,086,195	$—
At April 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $53,507,321.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(46,435,390)
Net Unrealized Depreciation	$(46,435,390)
See Accompanying Notes to Financial Statements
17

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Russia Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with NNIP Advisors B.V. (“NNIP”) and Voya Investment Management Co. LLC (“Voya IM”), the sub-advisers to the Fund (the “Sub-Advisers”) for an additional one year period ending November 30, 2022.
To pursue the Fund’s investment objective, the Manager may, at its discretion, allocate all or a portion of the Fund’s assets to either NNIP or Voya IM to manage and may change the allocation of the Fund’s assets between the Sub-Advisers. At the time that the Board made the determination to renew the Sub-Advisory Contracts, the Manager had not allocated any assets of the Fund to Voya IM. If such allocation is made in the future, NNIP and Voya IM would each make investment decisions for the assets allocated to it and would each be paid a sub-advisory fee rate based on the portion of the Russia Fund’s average daily net assets.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 7 – 8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each
Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and a Sub-Adviser.

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of the various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Fund does not have management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant

19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Adviser with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Adviser.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Adviser that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and the non-Voya-affiliated Sub-Adviser with respect to the negotiation of the sub-advisory fee schedule. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7 – 8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7 – 8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding the Fund’s more recent

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2021, the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed. In analyzing this performance data, the Board took into account: (1) that the Fund falls within a category for which Morningstar does not provide rankings, percentiles, or a category average; (2) management’s representation regarding the impact of security selection and sector allocation on the Fund’s performance; (3) the uniqueness of the Fund’s investment strategy; and (4) management’s confidence in the Sub-Adviser’s ability to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the Fund in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the Fund in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fifth quintile of net expense ratios of the Fund in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representation that the Fund’s focus of investing at least 80% of its net assets in equity securities of Russian companies distinguish it from other Selected Peer Group funds; and (2) management’s view that the Fund’s fees are reasonable and competitive in light of its unique investment mandate.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2022.
APPROVAL OF SUB-ADVISORY CONTRACT IN CONNECTION WITH A CHANGE OF CONTROL
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), Voya Mutual Funds (the “Trust”), acting on behalf of Voya Russia Fund (the “Fund”), a series of the Trust, can enter into a new sub-advisory contract only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the Fund’s sub-advisory contracts, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), approve the new sub-advisory contract. The 1940 Act also provides that any sub-advisory contract must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an investment adviser or its parent company. Such a transfer is referred to herein as a “Change of Control.”
At a meeting held on January 27, 2022, the Board considered a proposal by management that Voya Investments, LLC (the “Manager”), the Fund’s investment manager, enter into a new sub-advisory contract (the “New Agreement”) with NNIP Advisors, B.V. (“NNIP” or “Sub-Adviser”), the Fund’s current sub-adviser. The Board was informed that it was being asked to consider the New Agreement because the Goldman Sachs Group, Inc. had entered into an agreement to acquire NNIP (the “Transaction”). The Board was advised that the Transaction would result in a Change of Control of NNIP and constitute an assignment (as defined in the 1940 Act) of the current sub-advisory agreement under which NNIP provides services to the Fund (“Prior Agreement”).
In light of the foregoing, at a virtual meeting held on January 27, 2022, the Board, including a majority of the Independent Trustees, approved the replacement of the

21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Prior Agreement with the New Agreement upon the closing of the Transaction. Discussed below are certain factors that the Board considered at its meeting on January 27, 2022, in determining whether to approve the New Agreement.
The Board approved the New Agreement based on, among other matters, its determination that it would be in the best interests of the shareholders of the Fund for the Sub-Adviser to continue providing sub-advisory services to the Fund, without interruption, after the Transaction. In determining whether to approve the New Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreement should be approved for the Fund. Prior to its approval of the New Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Sub-Adviser under the Prior Agreement, and to be provided under the New Agreement. In considering the New Agreement, the Board placed emphasis on the information provided to it previously in connection with the Board’s annual review of the Prior Agreement, which was approved at a meeting of the Board held on November 18, 2021. At that meeting, the Board concluded, in light of all factors it considered, to approve the Prior Agreement and that the fee rates set forth in the Prior Agreement were fair and reasonable. In approving the Prior Agreement, the Board considered, among other factors: (1) the nature, extent and quality of services to be provided by NNIP; (2) the fairness of the compensation in light of the services to be provided; (3) the sub-advisory fee rate payable by the Manager to NNIP and how this fee rate compared to the fee rates charged by NNIP to other accounts managed pursuant to a similar investment strategy; and (4) the potential “fall-out” benefits to NNIP and its affiliates from NNIP’s relationship with the Fund.
A further description of the process that the Board followed in approving the Prior Agreement on November 18, 2021, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Fund’s Semi-Annual Report, dated April 30, 2022, under the section titled “SUB-ADVISORY CONTRACT APPROVAL DISCUSSION.”
The materials provided to the Board to inform its consideration of whether to approve the New Agreement included the following: (1) information provided by NNIP in response to inquiries from K&L Gates LLP, counsel to the Independent Trustees, in connection with the Board’s consideration; and (2) a memorandum presenting the Manager’s rationale for requesting that the Board approve the New Agreement. In determining whether to approve the New Agreement, the Board considered a number of factors, including, but not limited to, the factors set out below.
1) The Sub-Adviser’s description of the Transaction, including the Sub-Adviser’s representation that, following the closing of the Transaction, it will continue to operate on a standalone and independent basis and its investment philosophies, processes and brands will remain unchanged.
2) The Sub-Adviser’s representation that there are not expected to be any differences between the nature, extent and quality of the services currently provided by the Sub-Adviser to the Fund and those services that the Sub-Adviser would provide to the Fund upon the closing of the Transaction.
3) The Sub-Adviser’s representations that, following the Transaction, the Sub-Adviser does not expect any changes to: (i) the Fund’s portfolio management team; (ii) the investment process used by the Sub-Adviser with respect to the Fund; or (iii) the Sub-Adviser’s overall staffing levels.
4) Representations by the Sub-Adviser that the terms of the New Agreement are substantially similar to the terms of the Prior Agreement, and that the fee rate payable under the New Agreement is the same as the fee rate payable under the Prior Agreement.
5) The Sub-Adviser’s representations that there were no other material changes or developments relating to the information provided by NNIP in connection with the approval of the Prior Agreement on November 18, 2021.
Based on the foregoing and other factors, the Board, including a majority of the Independent Trustees, voted to approve the New Agreement. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreement, including the fee rate schedule, were fair and reasonable, and the New Agreement should be approved so as to enable a continuation of the services being provided by the Sub-Adviser without interruption. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

22

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
217225         (0422-062222)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: July 5, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: July 5, 2022